UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 99.8%
COMMON STOCK — 29.1%
Argentina — 0.1%
Consumer Products — 0.0%
Adecoagro SA (a)	48,100	$480,519

Retail — Discretionary — 0.1%
MercadoLibre, Inc.	10,400	2,609,152

Total Argentina		3,089,671

Australia — 0.0%
Media — 0.0%
Zhaopin Ltd. ADR (a),(b)	1,440	26,683

Software — 0.0%
Atlassian Corp. PLC Class A (a)	26,900	946,342

Total Australia		973,025

Bermuda — 0.1%
Banking — 0.0%
Bank of NT Butterfield & Son Ltd.	8,800	300,080

Industrial Services — 0.0%
Triton International Ltd.	5,800	193,952

Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,200	20,800

Semiconductors — 0.1%
Marvell Technology Group Ltd.	102,900	1,699,908

Total Bermuda		2,214,740

Brazil — 0.2%
Banking — 0.0%
Banco Bradesco SA ADR	118,603	1,008,126
Banco Santander Brasil SA ADR	21,400	161,142
Itau Unibanco Holding SA ADR	46,660	515,593

		1,684,861

Chemicals — 0.0%
Braskem SA ADR	20,900	433,048

Iron & Steel — 0.2%
Gerdau SA ADR	800	2,440
Vale SA ADR	737,100	6,449,625

		6,452,065

Retail — Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR (a)	600	11,730

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (b)	38,400	92,160

Total Brazil		8,673,864

Canada — 0.1%
Automotive — 0.1%
Magna International, Inc. (b)	35,700	1,653,981

Consumer Products — 0.0%
Cott Corp.	14,600	210,824
DavidsTea, Inc. (a)	400	2,340

		213,164

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a)	20,000	$271,600

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	7,800	89,700

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	14,421	901,889

Hardware — 0.0%
Sierra Wireless, Inc. (a)	2,800	78,680

Insurance — 0.0%
Manulife Financial Corp.	300	5,628

Media — 0.0%
Points International Ltd. (a),(b)	100	904
Postmedia Network Canada Corp. (a),(b),(c),(d)	1,061,559	442,044

		442,948

Metals & Mining — 0.0%
Dominion Diamond Corp. (b)	16,800	211,008
HudBay Minerals, Inc.	1,200	6,900
Kinross Gold Corp. (a)	36,300	147,741
Nevsun Resources Ltd. (b)	700	1,687
New Gold, Inc. (a)	126,700	402,906

		770,242

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(b)	4,400	29,700
Bellatrix Exploration Ltd. (a)	300	174
Obsidian Energy Ltd. (a)	12,200	15,494
TransGlobe Energy Corp. (a),(b)	800	1,072

		46,440

Passenger Transportation — 0.0%
Student Transportation, Inc. (b)	3,700	22,459

Real Estate — 0.0%
Colliers International Group, Inc.	1,000	56,450
FirstService Corp.	1,500	95,970

		152,420

Renewable Energy — 0.0%
Canadian Solar, Inc. (a)	100	1,581

Utilities — 0.0%
Just Energy Group, Inc.	5,400	28,296

Waste & Environmental Services & Equipment — 0.0%
Waste Connections, Inc.	34	2,190

Total Canada		4,681,218

Cayman Islands — 0.0%
Utilities — 0.0%
Consolidated Water Co. Ltd.	1,600	19,840

Total Cayman Islands		19,840

Chile — 0.0%
Passenger Transportation — 0.0%
Latam Airlines Group SA ADR	300	3,321

Utilities — 0.0%
Empresa Nacional de Electricidad SA ADR	3,800	86,032

Total Chile		89,353

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
China — 2.4%
Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	$4,725

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	143

Consumer Services — 0.2%
New Oriental Education & Technology Group, Inc. ADR (a)	50,300	3,545,647
TAL Education Group ADR	27,500	3,363,525
Tarena International, Inc. ADR	100	1,791

		6,910,963

Financial Services — 1.4%
Mandatory Exchangeable Trust (b),(c)	397,204	64,907,106

Gaming, Lodging & Restaurants — 0.0%
China Lodging Group Ltd. ADR (a)	10,000	806,800

Insurance — 0.0%
Fanhua, Inc. (b)	2,600	22,256

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (b)	8,100	134,541

Media — 0.3%
Leju Holdings Ltd. ADR (a)	800	1,472
Phoenix New Media Ltd. ADR (a)	800	2,104
SINA Corp. (a)	64,500	5,480,565
Sohu.com, Inc. (a),(b)	10,400	468,624
Weibo Corp. ADR (a)	95,110	6,321,962
Xunlei Ltd. ADR (a)	4,300	13,932

		12,288,659

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	800	33,120
Guangshen Railway Co. Ltd. ADR (b)	200	4,972

		38,092

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	9,200	47,656

Renewable Energy — 0.0%
Highpower International, Inc. (a)	200	730
JA Solar Holdings Co. Ltd. ADR (a)	3,200	20,320

		21,050

Retail — Discretionary — 0.4%
Alibaba Group Holding Ltd. ADR (a),(b)	73,468	10,351,641
JD.com, Inc. ADR (a)	238,800	9,365,736
Jumei International Holding Ltd. ADR (a)	4,400	9,372

		19,726,749

Semiconductors — 0.0%
Semiconductor Manufacturing International Corp. ADR (a)	800	4,560

Software — 0.1%
Changyou.com Ltd. ADR (a),(b)	10,400	403,104
Momo, Inc. ADR (a)	74,600	2,757,216
NetEase, Inc. ADR	11,000	3,306,930

		6,467,250

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.0%
Aspire Holdings LLC Class A (c)	1,502,082	$1

Total China		111,380,551

Colombia — 0.0%
Passenger Transportation — 0.0%
Avianca Holdings SA ADR	5,500	35,750

Total Colombia		35,750

France — 0.0%
Media — 0.0%
Solocal Group (a)	81,227	105,854

Total France		105,854

Germany — 0.0%
Media — 0.0%
Trivago NV ADR (a)	1,600	37,856

Total Germany		37,856

Greece — 0.0%
Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	9,100	53,235
Diana Shipping, Inc. (a)	600	2,436
DryShips, Inc.	2,733	3,471
Safe Bulkers, Inc. (a)	19,300	44,197

Total Greece		103,339

Hong Kong — 0.1%
Gaming, Lodging & Restaurants — 0.1%
Melco Crown Entertainment Ltd. ADR	207,500	4,658,375

Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	1,300	12,324

Media — 0.0%
Global Sources Ltd. (a)	700	14,000

Total Hong Kong		4,684,699

India — 0.0%
Technology Services — 0.0%
Infosys Ltd. ADR	10,500	157,710
WNS Holdings Ltd. ADR (a)	11,200	384,832

Total India		542,542

Ireland — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Amarin Corp. PLC ADR (a)	20,200	81,406

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR (a),(b)	3,000	18,000

Total Ireland		99,406

Israel — 0.1%
Consumer Products — 0.0%
SodaStream International Ltd. (a)	7,200	385,344

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b)	22,100	720,902

Hardware — 0.0%
Ceragon Networks Ltd. (a)	100	255
Radware Ltd. (a),(b)	8,600	150,844
Silicom Ltd.	200	8,872

		159,971

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	3,700	$129,685

Media — 0.1%
Wix.com Ltd. (a)	27,700	1,927,920

Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a),(b)	13,200	144,540

Semiconductors — 0.0%
Tower Semiconductor Ltd. (a)	5,400	128,790

Software — 0.0%
Attunity Ltd. (a)	500	3,595
Sapiens International Corp. NV (b)	1,400	15,666

		19,261

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	4,770

Telecommunications — 0.0%
Allot Communications Ltd. (a)	1,900	9,671

Total Israel		3,630,854

Italy — 0.1%
Automotive — 0.0%
Ferrari NV	21,100	1,815,022

Banking — 0.1%
UniCredit SpA (a)	103,105	1,925,398

Total Italy		3,740,420

Japan — 0.4%
Consumer Products — 0.1%
Asahi Group Holdings Ltd. (b)	29,000	1,090,127
Japan Tobacco, Inc.	65,800	2,309,069

		3,399,196

Electrical Equipment — 0.1%
Keyence Corp. (b)	3,200	1,403,761
SMC Corp.	6,800	2,064,637

		3,468,398

Hardware — 0.1%
Sony Corp. (b)	147,500	5,620,671

Iron & Steel — 0.1%
JFE Holdings, Inc.	45,100	782,108
Nippon Steel & Sumitomo Metal Corp.	61,300	1,383,235

		2,165,343

Software — 0.0%
DeNA Co. Ltd. (b)	91,000	2,035,617

Total Japan		16,689,225

Luxembourg — 0.0%
Chemicals — 0.0%
Orion Engineered Carbons SA (b)	8,600	171,570

Iron & Steel — 0.0%
ArcelorMittal (a)	1,003	22,798

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Ternium SA ADR (b)	23,800	$668,542

		691,340

Total Luxembourg		862,910

Monaco — 0.0%
Transportation & Logistics — 0.0%
Costamare, Inc. (b)	3,300	24,123

Total Monaco		24,123

Netherlands — 0.5%
Banking — 0.0%
ING Groep NV ADR	100	1,739

Insurance — 0.1%
Aegon NV	1,654	8,452
NN Group NV (b)	99,693	3,543,458

		3,551,910

Medical Equipment & Devices — 0.2%
Koninklijke Philips NV (c)	229,790	8,161,025
Koninklijke Philips NV	11,900	426,258

		8,587,283

Metals & Mining — 0.0%
Constellium NV Class A (a)	13,700	94,530

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	44	2,340

Semiconductors — 0.2%
ASML Holding NV New York Shares	1,800	234,558
NXP Semiconductor NV (a),(b),(c)	80,707	8,833,381

		9,067,939

Software — 0.0%
InterXion Holding NV (a)	19,600	897,288

Total Netherlands		22,203,029

Panama — 0.0%
Passenger Transportation — 0.0%
Copa Holdings SA Class A	2,300	269,100

Total Panama		269,100

Peru — 0.1%
Banking — 0.1%
Credicorp Ltd.	11,300	2,027,107

Total Peru		2,027,107

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a),(b)	71,400	413,406
Popular, Inc.	90	3,754

		417,160

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a),(b)	4,100	69,331

Technology Services — 0.0%
Evertec, Inc.	18,500	320,050

Total Puerto Rico		806,541

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Republic of Korea — 0.2%
Hardware — 0.1%
LG Display Co. Ltd. ADR	6,600	$106,062
Samsung Electronics Co. Ltd. (b)	2,877	5,977,039
Samsung Electronics Co. Ltd. Preference Shares	339	551,691

		6,634,792

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	14,600	143,080

Software — 0.1%
Netmarble Games Corp. (a),(f)	15,889	2,152,511

Telecommunications — 0.0%
KT Corp. ADR	1,800	29,952
SK Telecom Co. Ltd. ADR	8,700	223,329

		253,281

Utilities — 0.0%
Korea Electric Power Corp. ADR	400	7,188

Total Republic of Korea		9,190,852

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	19,500	511,680

Total Russian Federation		511,680

Singapore — 0.0%
Machinery — 0.0%
China Yuchai International Ltd. (b)	3,294	59,984

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(b)	27,400	521,148

Total Singapore		581,132

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	210,600	732,888
Harmony Gold Mining Co. Ltd. ADR	20,800	34,320

		767,208

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	6,700	66,062

Total South Africa		833,270

Spain — 0.0%
Banking — 0.0%
CaixaBank SA	216,763	1,034,867

Total Spain		1,034,867

Switzerland — 0.6%
Biotechnology & Pharmaceuticals — 0.4%
Idorsia Ltd. (a),(c)	759	14,327
Novartis AG (c)	79,660	6,700,410
Roche Holding AG (c)	38,170	9,720,632

		16,435,369

Chemicals — 0.2%
Lonza Group AG (c)	51,402	11,112,352

Institutional Financial Services — 0.0%
Credit Suisse Group AG ADR	51	745

Total Switzerland		27,548,466

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	31,100	$141,816

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	8,300	52,373
ChipMOS Technologies, Inc. ADR	200	3,954
Silicon Motion Technology Corp. ADR	900	43,407
Siliconware Precision Industries Co. Ltd. ADR	20	159
United Microelectronics Corp. ADR	36,100	88,084

		187,977

Total Taiwan		329,793

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	16,900	720,954

Total Thailand		720,954

United Kingdom — 0.0%
Automotive — 0.0%
Fiat Chrysler Automobiles NV (a)	4,300	45,709

Banking — 0.0%
HSBC Holdings PLC ADR	6	278

Biotechnology & Pharmaceuticals — 0.0%
AstraZeneca PLC ADR	25,300	862,477
GlaxoSmithKline PLC ADR	8,300	357,896

		1,220,373

Insurance — 0.0%
Prudential PLC ADR	37	1,702

Oil, Gas & Coal — 0.0%
Seadrill Ltd. (a)	9,200	3,318

Utilities — 0.0%
National Grid PLC ADR	8	503

Total United Kingdom		1,271,883

United States — 24.1%
Aerospace & Defense — 0.2%
AAR Corp.	1,300	45,188
Aerovironment, Inc. (a)	300	11,530
Boeing Co.	3,300	652,575
Ducommun, Inc. (a),(b)	2,900	91,582
Moog, Inc. Class A (a),(b)	3,600	258,192
Northrop Grumman Corp.	17,400	4,466,754
Spirit AeroSystems Holdings, Inc. Class A	100	5,794
United Technologies Corp.	10,800	1,318,788

		6,850,403

Apparel & Textile Products — 0.1%
Crocs, Inc. (a)	11,100	85,581
Culp, Inc.	1,200	39,000
Fossil Group, Inc. (a)	38,300	396,405
Movado Group, Inc.	200	5,050
Nike, Inc. Class B	31,400	1,852,600
Perry Ellis International, Inc. (a),(b)	4,300	83,678
Rocky Brands, Inc.	300	4,035
Unifi, Inc. (a)	400	12,320
VF Corp.	56,500	3,254,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Vince Holding Corp. (a),(b)	10,569	$4,975
Wolverine World Wide, Inc.	800	22,408

		5,760,452

Asset Management — 0.1%
Apollo Investment Corp.	37,597	240,245
BlackRock Kelso Capital Corp. (b)	17,900	134,071
Capital Southwest Corp.	200	3,216
Capitala Finance Corp.	4,800	62,448
Charles Schwab Corp.	300	12,888
E*TRADE Financial Corp. (a)	15,200	578,056
Fidus Investment Corp. (b)	5,200	87,464
Fifth Street Finance Corp.	40,400	196,344
Fifth Street Senior Floating Rate Corp.	6,100	49,715
FS Investment Corp.	100	915
Garrison Capital, Inc. (b)	2,600	21,476
Gladstone Capital Corp. (b)	6,800	66,844
Gladstone Investment Corp. (b)	11,900	111,860
Golub Capital BDC, Inc.	800	15,296
Hercules Technology Growth Capital, Inc.	15,300	202,572
Horizon Technology Finance Corp. (b)	2,600	29,458
KCAP Financial, Inc. (b)	7,100	25,063
Manning & Napier, Inc.	1,600	6,960
Medallion Financial Corp. (b)	6,400	15,296
Monroe Capital Corp.	4,400	67,012
MVC Capital, Inc. (b)	1,900	18,734
OM Asset Management PLC	6,500	96,590
Oppenheimer Holdings, Inc. Class A (b)	1,100	18,040
PennantPark Floating Rate Capital Ltd. (b)	7,851	110,777
PennantPark Investment Corp. (b)	17,900	132,281
Safeguard Scientifics, Inc. (a)	700	8,330
Solar Capital Ltd. (b)	5,200	113,724
Solar Senior Capital Ltd. (b)	3,000	50,220
Stellus Capital Investment Corp. (b)	6,300	86,373
TCP Capital Corp.	12,200	206,180
THL Credit, Inc. (b)	5,700	56,715
TICC Capital Corp. (b)	16,300	103,342
TPG Specialty Lending, Inc. (b)	8,800	179,960
Triangle Capital Corp.	2,300	40,526
TriplePoint Venture Growth BDC Corp.	3,900	51,909
WhiteHorse Finance, Inc. (b)	2,400	32,088

		3,232,988

Automotive — 0.0%
Cooper-Standard Holding, Inc. (a)	3,800	383,306
General Motors Co.	3,100	108,283
Gentherm, Inc. (a)	1,000	38,800
Modine Manufacturing Co. (a)	14,100	233,355
Standard Motor Products, Inc.	1,000	52,220
Superior Industries International, Inc.	100	2,055
Tower International, Inc. (b)	4,000	89,800
Visteon Corp. (a),(b)	9,068	925,480

		1,833,299

Banking — 0.3%
Access National Corp.	400	10,608
Arrow Financial Corp. (b)	740	23,421
Atlantic Capital Bancshares, Inc. (a)	3,800	72,200
Bancorp, Inc. (a),(b)	300	2,274
BancorpSouth, Inc.	200	6,100
Bank Mutual Corp. (b)	4,900	44,835
Bank of Marin Bancorp	400	24,620

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
BankFinancial Corp.	1,755	$26,185
Beneficial Bancorp, Inc.	11,582	173,730
Bridge Bancorp, Inc.	200	6,660
Bryn Mawr Bank Corp.	200	8,500
Capitol Federal Financial, Inc.	1,400	19,894
Centerstate Banks, Inc. (b)	429	10,665
Central Pacific Financial Corp. (b)	5,000	157,350
Charter Financial Corp. (b)	1,700	30,600
Citigroup, Inc.	77,900	5,209,952
Citizens Financial Group, Inc.	8,200	292,576
City Holding Co. (b)	100	6,587
Clifton Bancorp, Inc.	600	9,918
CoBiz Financial, Inc.	700	12,180
Columbia Banking System, Inc.	400	15,940
Comerica, Inc.	21,000	1,538,040
Commerce Bancshares, Inc.	20	1,137
CU Bancorp (a)	300	10,845
CVB Financial Corp.	1,200	26,916
East West Bancorp, Inc.	18,700	1,095,446
Enterprise Financial Services Corp.	500	20,400
Farmers Capital Bank Corp. (b)	100	3,855
FCB Financial Holdings, Inc. Class A (a)	10,900	520,475
Fidelity Southern Corp. (b)	4,000	91,440
Financial Institutions, Inc. (b)	1,700	50,660
First Bancorp/Southern Pines	3,200	100,032
First Business Financial Services, Inc.	600	13,848
First Commonwealth Financial Corp.	300	3,804
First Community Bancshares, Inc. (b)	1,000	27,350
First Defiance Financial Corp.	1,200	63,216
First Financial Corp.	400	18,920
First Financial Northwest, Inc. (b)	1,200	19,356
First Interstate BancSystem, Inc. Class A (b)	3,200	119,040
Flushing Financial Corp.	2,600	73,294
Green Bancorp, Inc. (a)	800	15,520
Guaranty Bancorp	900	24,480
Heritage Commerce Corp.	4,700	64,766
HomeTrust Bancshares, Inc. (a)	200	4,880
Independent Bank Corp. (b)	2,800	60,900
Independent Bank Group, Inc. (b)	400	23,800
KeyCorp	7,996	149,845
Lakeland Bancorp, Inc.	1,000	18,850
Macatawa Bank Corp.	100	954
Mercantile Bank Corp.	1,300	40,924
National Bankshares, Inc. (b)	200	8,160
Northrim BanCorp, Inc.	545	16,568
OceanFirst Financial Corp.	2,092	56,735
Opus Bank	1,600	38,720
Oritani Financial Corp.	9,100	155,155
Pacific Premier Bancorp, Inc. (a)	100	3,690
Peapack Gladstone Financial Corp.	800	25,032
Peoples Bancorp, Inc.	500	16,065
Preferred Bank (b)	800	42,776
Prosperity Bancshares, Inc.	800	51,392
QCR Holdings, Inc.	300	14,220
Regions Financial Corp. (b)	119,900	1,755,336
Sandy Spring Bancorp, Inc.	400	16,264
Seacoast Banking Corp. of Florida (a)	4,400	106,040
ServisFirst Bancshares, Inc.	300	11,067
Simmons First National Corp. Class A	100	5,290
Southside Bancshares, Inc.	615	21,488
Southwest Bancorp, Inc. (b)	1,900	48,545
State Bank Financial Corp.	100	2,712

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Stonegate Bank	1,100	$50,798
Sun Bancorp, Inc. (b)	20	493
SunTrust Banks, Inc.	700	39,704
SVB Financial Group (a)	2,600	457,054
Trico Bancshares (b)	1,800	63,270
TriState Capital Holdings, Inc. (a),(b)	2,900	73,080
Triumph Bancorp, Inc. (a)	2,700	66,285
TrustCo Bank Corp.	700	5,425
United Community Banks, Inc.	200	5,560
US Bancorp	300	15,576
Washington Trust Bancorp, Inc.	1,600	82,480
Waterstone Financial, Inc.	900	16,965
Wells Fargo & Co.	3,300	182,853
Western Alliance Bancorp (a)	2,381	117,145
Wintrust Financial Corp.	3,100	236,964
WSFS Financial Corp.	300	13,605
Zions BanCorp.	15,600	684,996

		14,875,296

Biotechnology & Pharmaceuticals — 3.0%
AbbVie, Inc. (c)	120,950	8,770,084
Aceto Corp.	9,300	143,685
Acorda Therapeutics, Inc. (a),(b)	30,500	600,850
Aevi Genomic Medicine, Inc. (a)	3,100	4,123
Akorn, Inc. (a),(b)	105,627	3,542,730
Albany Molecular Research, Inc. (a)	1,400	30,380
Alkermes PLC (a)	3,500	202,895
Allergan PLC (c)	35,530	8,636,988
Amgen, Inc.	44,500	7,664,235
Anika Therapeutics, Inc. (a)	4,300	212,162
BioSpecifics Technologies Corp. (a),(b)	100	4,951
Bioverativ, Inc. (a)	18,861	1,134,866
Bristol-Myers Squibb Co. (c)	196,050	10,923,906
Celgene Corp. (a),(b),(c)	261,410	33,949,317
Corcept Therapeutics, Inc. (a)	13,500	159,300
Corium International, Inc. (a)	600	4,476
Cytokinetics, Inc. (a)	600	7,260
Eiger BioPharmaceuticals, Inc. (a)	20	158
Eli Lilly & Co. (c)	86,760	7,140,348
Exelixis, Inc. (a)	183,900	4,529,457
Gilead Sciences, Inc. (b)	244,100	17,277,398
Heska Corp. (a)	900	91,863
Impax Laboratories, Inc. (a)	72,200	1,162,420
Incyte Corp. (a),(b)	26,800	3,374,388
KemPharm, Inc. (a)	100	400
Medicines Co. (a),(b),(f)	186,418	7,085,748
Omega Protein Corp. (b)	7,500	134,250
OncoMed Pharmaceuticals, Inc. (a)	800	2,664
Ophthotech Corp. (a)	5,700	14,592
PDL BioPharma, Inc. (b)	49,100	121,277
Phibro Animal Health Corp. Class A	700	25,935
SciClone Pharmaceuticals, Inc. (a),(b)	10,200	112,200
Spark Therapeutics, Inc. (a),(f)	60,665	3,624,127
Spectrum Pharmaceuticals, Inc. (a)	600	4,470
Sucampo Pharmaceuticals, Inc. Class A (a)	200	2,100
Tetraphase Pharmaceuticals, Inc. (a)	700	4,991
United Therapeutics Corp. (a)	700	90,811
USANA Health Sciences, Inc. (a),(b)	4,615	295,822
Verastem, Inc. (a)	1,700	3,706
Versartis, Inc. (a)	700	12,215
Vertex Pharmaceuticals, Inc. (a),(b),(c)	98,760	12,727,201
Zoetis, Inc. (b),(c)	63,831	3,981,778

		137,812,527

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Chemicals — 1.2%
AdvanSix, Inc. (a)	2,800	$87,472
AgroFresh Solutions, Inc. (a)	1,200	8,616
Albemarle Corp.	25	2,638
Calgon Carbon Corp.	500	7,550
Chemours Co.	135,000	5,119,200
CSW Industrials, Inc. (a)	300	11,595
Dow Chemical Co. (b)	268,900	16,959,523
EI du Pont de Nemours & Co. (b)	128,700	10,387,377
FutureFuel Corp.	4,800	72,432
Huntsman Corp.	120,900	3,124,056
Ingevity Corp. (a)	600	34,440
Innophos Holdings, Inc.	500	21,920
KMG Chemicals, Inc.	3,000	146,010
Koppers Holdings, Inc. (a)	3,200	115,680
Kronos Worldwide, Inc.	7,000	127,540
Landec Corp. (a)	200	2,970
Lydall, Inc. (a)	2,100	108,570
LyondellBasell Industries NV Class A	107,300	9,055,047
Monsanto Co. (b)	41,608	4,924,723
OMNOVA Solutions, Inc. (a)	5,900	57,525
Rayonier Advanced Materials, Inc.	1,200	18,864
Sherwin-Williams Co.	500	175,480
Stepan Co. (b)	2,300	200,422
Trinseo SA	33,000	2,267,100
Univar, Inc. (a)	30,200	881,840
Versum Materials, Inc.	13,100	425,750

		54,344,340

Commercial Services — 0.1%
Acacia Research Corp. (a)	2,600	10,660
Alarm.com Holdings, Inc. (a)	800	30,104
ARAMARK Holdings Corp.	29,200	1,196,616
ARC Document Solutions, Inc. (a),(b)	7,000	29,120
Brink’s Co.	1,900	127,300
Care.com, Inc. (a)	9,900	149,490
CBIZ, Inc. (a),(b)	4,200	63,000
CDI Corp. (a)	1,800	10,530
Collectors Universe, Inc. (b)	700	17,395
CorVel Corp. (a)	1,000	47,450
CRA International, Inc. (b)	2,100	76,272
Cross Country Healthcare, Inc. (a)	3,500	45,185
Ennis, Inc. (b)	3,800	72,580
GP Strategies Corp. (a),(b)	100	2,640
Hackett Group, Inc. (b)	8,500	131,750
Heidrick & Struggles International, Inc. (b)	600	13,050
Hill International, Inc. (a)	300	1,560
HMS Holdings Corp. (a)	100	1,850
Huron Consulting Group, Inc. (a)	5,000	216,000
Information Services Group, Inc. (a)	1,500	6,165
Insperity, Inc. (b)	1,800	127,800
KAR Auction Services, Inc.	300	12,591
Kelly Services, Inc. Class A	3,200	71,840
Kforce, Inc.	100	1,960
Korn/Ferry International	100	3,467
LSC Communications, Inc.	2,800	59,920
Manpowergroup, Inc.	100	11,128
Navigant Consulting, Inc. (a),(b)	10,500	207,480
Quad/Graphics, Inc. (b)	600	13,752

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Resources Connection, Inc. (b)	600	$8,220
RPX Corp. (a),(b)	20,100	280,395
SP Plus Corp. (a)	3,700	113,035
TriNet Group, Inc. (a)	6,600	216,084
TrueBlue, Inc. (a)	4,000	106,000
UniFirst Corp.	100	14,070
Vectrus, Inc. (a)	1,100	35,552
Viad Corp.	3,400	160,650

		3,692,661

Construction Materials — 0.0%
Boise Cascade Co. (a)	7,200	218,880
Continental Building Products, Inc. (a),(b)	17,900	417,070
Forterra, Inc. (a)	8,500	69,955
Louisiana-Pacific Corp. (a)	29,800	718,478
Owens Corning	4,500	301,140
Ply Gem Holdings, Inc. (a)	300	5,385
Universal Forest Products, Inc.	3,400	296,854

		2,027,762

Consumer Products — 0.3%
Bob Evans Farms, Inc.	2,700	193,941
Cadiz, Inc. (a)	300	4,050
Central Garden and Pet Co. Class A (a),(b)	7,800	234,156
Church & Dwight Co., Inc.	3,600	186,768
Clearwater Paper Corp. (a)	3,400	158,950
ConAgra Foods, Inc.	9,100	325,416
Constellation Brands, Inc. Class A	1,600	309,968
Craft Brew Alliance, Inc. (a)	200	3,370
Energizer Holdings, Inc.	7,300	350,546
Female Health Co. (a),(b)	900	945
Hain Celestial Group, Inc. (a)	300	11,646
Helen of Troy Ltd. (a)	300	28,230
Hershey Co.	29,702	3,189,104
HRG Group, Inc. (a)	51,900	919,149
Ingredion, Inc.	7,800	929,838
Inventure Foods, Inc. (a)	100	431
John B. Sanfilippo & Son, Inc. (b)	3,400	214,574
Lamb Weston Holdings, Inc.	9,200	405,168
PepsiCo, Inc.	1,300	150,710
Pilgrim’s Pride Corp. (a),(b)	11,900	260,848
Primo Water Corp. (a)	6,900	87,630
Reynolds American, Inc. (b)	115,079	7,484,738
Senomyx, Inc. (a)	5,100	4,233
Tootsie Roll Industries, Inc.	25	871
Tyson Foods, Inc. Class A	1,400	87,682
Vector Group Ltd. (b)	21,674	462,090

		16,005,052

Consumer Services — 0.0%
Aaron’s, Inc.	16,600	645,740
Adtalem Global Education, Inc.	9,100	345,345
American Public Education, Inc. (a),(b)	2,200	52,030
Bridgepoint Education, Inc. (a),(b)	5,400	79,704
Capella Education Co.	1,900	162,640
Carriage Services, Inc.	3,900	105,144
K12, Inc. (a),(b)	9,200	164,864
Regis Corp. (a)	6,200	63,674
Universal Technical Institute, Inc. (a),(b)	2,900	10,353

		1,629,494

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a),(b)	94,465	$5,385,450
Graphic Packaging Holding Co.	170,900	2,355,002
Myers Industries, Inc.	400	7,180

		7,747,632

Design Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (a)	1,000	32,300
Flextronics International Ltd. (a),(b)	212,900	3,472,399
Jabil Circuit, Inc.	64,500	1,882,755
Plexus Corp. (a)	1,100	57,827
Sanmina Corp. (a),(b)	15,500	590,550

		6,035,831

Distributors — Consumer Staples — 0.1%
Andersons, Inc. (b)	1,200	40,980
Bunge Ltd. (b)	29,100	2,170,860
Chefs’ Warehouse, Inc. (a)	100	1,300
Performance Food Group Co. (a)	9,400	257,560
US Foods Holding Corp. (a)	33,600	914,592

		3,385,292

Distributors — Discretionary — 0.0%
Essendant, Inc.	7,800	115,674
G-III Apparel Group Ltd. (a)	18,500	461,575
Insight Enterprises, Inc. (a),(b)	3,200	127,968
PCM, Inc. (a)	500	9,375
ScanSource, Inc. (a),(b)	1,100	44,330

		758,922

Electrical Equipment — 0.3%
Allegion PLC (b)	8,600	697,632
Babcock & Wilcox Enterprises, Inc. (a)	14,700	172,872
Bel Fuse, Inc. Class B	100	2,470
Belden, Inc.	400	30,172
Cree, Inc. (a)	29,900	737,035
FARO Technologies, Inc. (a)	3,100	117,180
Fortive Corp.	11,700	741,195
Houston Wire & Cable Co. (b)	1,700	8,925
Ingersoll-Rand PLC	41,700	3,810,963
Keysight Technologies, Inc. (a)	4,300	167,399
Kimball Electronics, Inc. (a)	100	1,805
Lennox International, Inc.	2,800	514,192
LSI Industries, Inc.	3,200	28,960
Powell Industries, Inc.	500	15,995
Rockwell Automation, Inc.	6,400	1,036,544
SPX Corp. (a)	10,100	254,116
Stoneridge, Inc. (a)	2,300	35,443
TE Connectivity Ltd.	47,800	3,760,904

		12,133,802

Engineering & Construction Services — 0.0%
Comfort Systems USA, Inc. (b)	10,600	393,260
EnerNOC, Inc. (a)	100	775
Fluor Corp.	5,100	233,478
Great Lakes Dredge & Dock Corp. (a)	2,300	9,890
Kratos Defense & Security Solutions, Inc. (a)	2,100	24,927
Layne Christensen Co. (a)	4,800	42,192
Mistras Group, Inc. (a)	3,400	74,698
MYR Group, Inc. (a),(b)	4,400	136,488
Orion Marine Group, Inc. (a),(b)	5,400	40,338

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Primoris Services Corp.	900	$22,446
Sterling Construction Co., Inc. (a)	7,200	94,104
TopBuild Corp. (a)	4,655	247,041

		1,319,637

Forest & Paper Products — 0.0%
Domtar Corp.	9,300	357,306
Resolute Forest Products, Inc. (a)	2,200	9,680

		366,986

Gaming, Lodging & Restaurants — 1.6%
BJ’s Restaurants, Inc. (a)	3,100	115,475
Bloomin’ Brands, Inc.	50,100	1,063,623
Bojangles’, Inc. (a)	11,800	191,750
Boyd Gaming Corp.	10,000	248,100
Bravo Brio Restaurant Group, Inc. (a),(b)	1,800	8,280
Caesars Acquisition Co. Class A (a),(b)	2,700	51,435
Caesars Entertainment Corp. (a)	37,000	444,000
Carnival Corp.	91,600	6,006,212
Carrols Restaurant Group, Inc. (a)	13,200	161,700
Chipotle Mexican Grill, Inc. (a)	22,000	9,154,200
Choice Hotels International, Inc.	800	51,400
Cracker Barrel Old Country Store, Inc.	1,700	284,325
Darden Restaurants, Inc.	45,400	4,105,976
Del Frisco’s Restaurant Group, Inc. (a),(b)	9,100	146,510
Denny’s Corp. (a)	6,500	76,505
Domino’s Pizza, Inc. (b)	37,000	7,826,610
El Pollo Loco Holdings, Inc. (a)	3,900	54,015
Eldorado Resorts, Inc. (a)	22,065	441,300
Famous Dave’s of America, Inc. (a)	900	3,285
Fogo De Chao, Inc. (a)	100	1,390
Hyatt Hotels Corp. Class A (a)	30,900	1,736,889
International Game Technology PLC	3,500	64,050
J Alexander’s Holdings, Inc. (a)	1,100	13,475
Jack in the Box, Inc.	34,100	3,358,850
Kona Grill, Inc. (a)	1,100	4,070
Las Vegas Sands Corp.	2,300	146,947
Marriott International, Inc. Class A	13,614	1,365,620
McDonald’s Corp. (b)	118,600	18,164,776
MGM Resorts International (b)	229,200	7,171,668
Monarch Casino & Resort, Inc. (a)	1,400	42,350
Papa John’s International, Inc.	17,600	1,262,976
Penn National Gaming, Inc. (a)	9,800	209,720
Pinnacle Entertainment, Inc. (a)	16,700	329,992
Potbelly Corp. (a)	8,600	98,900
Red Robin Gourmet Burgers, Inc. (a)	1,600	104,400
Ruth’s Hospitality Group, Inc.	6,600	143,550
Scientific Games Corp. Class A (a)	2,700	70,470
Sonic Corp.	8,500	225,165
Wendy’s Co.	7,200	111,672
Wingstop, Inc.	14,700	454,230
Yum China Holdings, Inc. (a)	78,800	3,107,084
Yum! Brands, Inc.	74,100	5,465,616

		74,088,561

Hardware — 1.4%
A10 Networks, Inc. (a)	16,500	139,260
Aerohive Networks, Inc. (a)	100	500
Apple, Inc. (b)	62,834	9,049,353
Arista Networks, Inc. (a)	1,700	254,643
Brocade Communications Systems, Inc.	25	315
Cisco Systems, Inc.	503,300	15,753,290

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Clearfield, Inc. (a)	1,100	$14,520
Comtech Telecommunications Corp. (b)	9,300	176,421
Control4 Corp. (a)	1,900	37,259
Corning, Inc.	400	12,044
Cray, Inc. (a),(b)	2,400	44,160
Daktronics, Inc. (b)	3,600	34,668
Dolby Laboratories, Inc. Class A (b)	15,600	763,776
Eastman Kodak Co. (a)	4,200	38,220
Electronics For Imaging, Inc. (a)	1,400	66,332
Emcore Corp.	14,600	155,490
Extreme Networks (a)	42,100	388,162
Finisar Corp. (a)	73,000	1,896,540
Fitbit, Inc. (a)	137,400	729,594
Harmonic, Inc. (a)	4,600	24,150
Hewlett Packard Enterprise Co. (b)	316,300	5,247,417
HP, Inc. (b)	462,300	8,081,004
Immersion Corp. (a)	1,300	11,804
Infinera Corp. (a)	9,400	100,298
InterDigital, Inc.	700	54,110
Knowles Corp. (a)	13	220
KVH Industries, Inc. (a)	700	6,650
Mitel Networks Corp. (a)	2,122	15,597
Motorola Solutions, Inc.	33,500	2,905,790
NetApp, Inc.	15,200	608,760
Pitney Bowes, Inc.	52,100	786,710
Pure Storage, Inc. Class A (a)	27,100	347,151
Radisys Corp. (a)	800	3,008
Seagate Technology PLC	244,100	9,458,875
ShoreTel, Inc. (a),(b)	21,500	124,700
Sonus Networks, Inc. (a)	21,800	162,192
Stratasys Ltd. (a)	5,071	118,205
Telenav, Inc. (a),(b)	2,600	21,060
TTM Technologies, Inc. (a),(b)	19,900	345,464
Viavi Solutions, Inc. (a),(b)	130,500	1,374,165
Vicor Corp. (a),(b)	500	8,950
Vishay Precision Group, Inc. (a),(b)	1,500	25,950
Vocera Communications, Inc. (a)	9,300	245,706
VOXX International Corp. (a),(b)	4,800	39,360
Xerox Corp.	100,025	2,873,718
ZAGG, Inc. (a)	300	2,595
Zebra Technologies Corp. Class A (a)	1,300	130,676

		62,678,832

Health Care Facilities & Services — 2.7%
AAC Holdings, Inc. (a)	100	693
Addus HomeCare Corp. (a),(b)	1,800	66,960
Aetna, Inc. (b),(c)	145,590	22,104,930
Amedisys, Inc. (a)	200	12,562
Cardinal Health, Inc. (c)	122,730	9,563,122
Centene Corp. (a),(c)	51,675	4,127,799
Charles River Laboratories International, Inc. (a)	5,000	505,750
Cigna Corp.	17,000	2,845,630
Civitas Solutions, Inc. (a)	1,900	33,250
Community Health Systems, Inc. (a)	108,700	1,082,652
DaVita HealthCare Partners, Inc. (a),(b)	43,683	2,828,911
Digirad Corp. (b)	1,900	7,695
Ensign Group, Inc.	1,100	23,947
Enzo Biochem, Inc. (a)	11,500	126,960
Five Star Quality Care, Inc. (a)	2,178	3,267
HealthEquity, Inc. (a)	100	4,983
Humana, Inc. (c)	101,580	24,442,180
ICON PLC (a)	1,300	127,127

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
INC Research Holdings, Inc. Class A (a)	16,000	$936,000
Laboratory Corp. of America Holdings (a),(b),(c)	166,330	25,638,106
LHC Group, Inc. (a)	3,600	244,404
Magellan Health, Inc. (a)	5,200	379,080
McKesson Corp.	16,600	2,731,364
Molina Healthcare, Inc. (a)	7,200	498,096
PAREXEL International Corp. (a)	42,327	3,678,639
PharMerica Corp. (a)	100	2,625
PRA Health Sciences, Inc. (a)	18,800	1,410,188
Providence Service Corp. (a)	500	25,305
Quest Diagnostics, Inc.	7,400	822,584
Quintiles Transnational Holdings, Inc. (a),(b)	50,238	4,496,301
RadNet, Inc. (a),(b)	7,700	59,675
Tivity Health, Inc. (a),(b)	17,200	685,420
UnitedHealth Group, Inc. (b),(c)	71,440	13,246,405
WellCare Health Plans, Inc. (a)	9,300	1,669,908

		124,432,518

Home & Office Products — 0.3%
ACCO Brands Corp. (a)	4,500	52,425
American Woodmark Corp. (a),(b)	3,300	315,315
Armstrong Flooring, Inc. (a)	1,900	34,143
Herman Miller, Inc.	200	6,080
Hooker Furniture Corp. (b)	1,300	53,495
Interface, Inc. (b)	1,800	35,370
Kimball International, Inc. Class B (b)	6,600	110,154
Knoll, Inc.	3,000	60,150
Libbey, Inc. (b)	4,900	39,494
Masco Corp. (b)	148,900	5,689,469
Masonite International Corp. (a)	3,500	264,250
NACCO Industries, Inc. Class A	100	7,085
New Home Co., Inc. (a)	800	9,176
PGT, Inc. (a)	200	2,560
PICO Holdings, Inc. (a)	300	5,250
Quanex Building Products Corp.	3,700	78,255
Steelcase, Inc. Class A	6,500	91,000
Whirlpool Corp.	31,000	5,940,220

		12,793,891

Industrial Services — 0.2%
CAI International, Inc. (a)	600	14,160
H&E Equipment Services, Inc.	6,000	122,460
HD Supply Holdings, Inc. (a),(b)	22,100	676,923
McGrath RentCorp	1,300	45,019
Neff Corp. Class A (a)	900	17,100
Titan Machinery, Inc. (a)	7,500	134,850
WESCO International, Inc. (a),(b)	20,400	1,168,920
WW Grainger, Inc.	32,600	5,885,278

		8,064,710

Institutional Financial Services — 0.0%
Cowen Group, Inc. Class A (a)	3,225	52,406
Houlihan Lokey, Inc.	8,500	296,650
INTL. FCStone, Inc. (a),(b)	600	22,656
KCG Holdings, Inc. Class A (a)	3,600	71,784
LPL Financial Holdings, Inc.	3,600	152,856
Moelis & Co. Class A	1,900	73,815
NASDAQ OMX Group, Inc.	2,400	171,576

		841,743

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Insurance — 0.3%
American Equity Investment Life Holding Co.	22,100	$580,788
AMERISAFE, Inc.	1,600	91,120
Assured Guaranty Ltd.	8,700	363,138
Athene Holding Ltd. Class A (a),(b)	32,700	1,622,247
Atlas Financial Holdings, Inc. (a)	300	4,470
Baldwin & Lyons, Inc. Class B	1,113	27,268
Citizens, Inc. (a)	200	1,476
Crawford & Co. Class B	100	930
eHealth, Inc. (a)	7,900	148,520
Employers Holdings, Inc. (b)	5,110	216,153
Federated National Holding Co.	200	3,200
Genworth Financial, Inc. Class A (a)	4,600	17,342
Greenlight Capital Re Ltd. A Shares (a)	700	14,630
Hanover Insurance Group, Inc.	7,100	629,273
Heritage Insurance Holdings, Inc. (b)	4,100	53,382
James River Group Holdings Ltd.	100	3,973
Kinsale Capital Group, Inc.	1,800	67,158
Lincoln National Corp. (b)	76,300	5,156,354
Maiden Holdings Ltd. (b)	20,300	225,330
OneBeacon Insurance Group Ltd. Class A (b)	2,500	45,575
Principal Financial Group, Inc.	22,200	1,422,354
Prudential Financial, Inc.	1,800	194,652
Radian Group, Inc.	400	6,540
Safety Insurance Group, Inc.	900	61,470
State Auto Financial Corp. (b)	82	2,110
State National Cos., Inc.	5,500	101,090
Travelers Cos., Inc.	500	63,044
Trupanion, Inc. (a)	5,500	123,090
Universal Insurance Holdings, Inc.	3,100	78,120
Validus Holdings Ltd.	3,200	166,304
Voya Financial, Inc.	80,800	2,980,712

		14,471,813

Iron & Steel — 0.0%
Haynes International, Inc.	600	21,786
Northwest Pipe Co. (a)	1,200	19,512
Nucor Corp.	400	23,148
Ryerson Holding Corp. (a)	13,000	128,700
Shiloh Industries, Inc. (a)	1,200	14,088
SunCoke Energy, Inc. (a),(b)	33,400	364,060

		571,294

Leisure Products — 0.1%
Black Diamond, Inc. (a)	3,600	23,940
Brunswick Corp.	200	12,546
Callaway Golf Co.	2,000	25,560
Hasbro, Inc.	9,300	1,037,043
JAKKS Pacific, Inc. (a)	4,300	17,200
Malibu Boats, Inc. (a)	2,500	64,675
Mattel, Inc.	85,900	1,849,427
MCBC Holdings, Inc. (a)	6,300	123,165
Vista Outdoor, Inc. (a)	13,700	308,387

		3,461,943

Machinery — 0.0%
Astec Industries, Inc.	100	5,551
Briggs & Stratton Corp.	3,400	81,940
Columbus McKinnon Corp.	1,600	40,672
Curtiss-Wright Corp.	700	64,246
Federal Signal Corp.	8,400	145,824
Gardner Denver Holdings, Inc. (a)	1,000	21,610

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Graham Corp. (b)	1,400	$27,524
Hyster-Yale Materials Handling, Inc. (b)	400	28,100
Ichor Holdings Ltd. (a)	1,200	24,192
Kadant, Inc. (b)	1,800	135,360
Milacron Holdings Corp. (a)	9,400	165,346
MSA Safety, Inc.	1,400	113,638
MTS Systems Corp.	3,500	181,300
Oshkosh Corp.	13,100	902,328
SPX FLOW, Inc. (a)	7,000	258,160
Xerium Technologies, Inc. (a),(b)	2,200	15,818

		2,211,609

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	3,800	83,144
Atkore International Group, Inc. (a)	5,600	126,280
Chart Industries, Inc. (a),(b)	7,800	270,894
Core Molding Technologies, Inc. (a)	400	8,644
Gibraltar Industries, Inc. (a),(b)	6,100	217,465
Global Brass & Copper Holdings, Inc.	3,300	100,815
Insteel Industries, Inc.	1,600	52,752
LB Foster Co. Class A	2,300	49,335
NCI Building Systems, Inc. (a)	2,000	33,400
Rogers Corp. (a)	2,500	271,550
Timken Co.	3,900	180,375
Valmont Industries, Inc.	1,800	269,280

		1,663,934

Media — 1.2%
Alphabet, Inc. Class A (a),(b)	1,365	1,269,013
Alphabet, Inc. Class C (a),(b)	1,297	1,178,623
Autobytel, Inc. (a),(b)	2,800	35,308
Bankrate, Inc. (a)	19,500	250,575
Blucora, Inc. (a)	1,100	23,320
Boingo Wireless, Inc. (a),(b)	15,400	230,384
Charter Communications, Inc. Class A (a)	40	13,474
Clear Channel Outdoor Holdings, Inc. Class A (b)	6,300	30,555
Comcast Corp. Class A	24,200	941,864
DHI Group, Inc. (a)	14,500	41,325
Entercom Communications Corp. Class A (b)	3,700	38,295
Expedia, Inc.	16	2,383
Facebook, Inc. Class A (a),(b)	21,446	3,237,917
Gannett Co., Inc.	1,400	12,208
Harte-Hanks, Inc. (a),(b)	3,900	4,017
Houghton Mifflin Harcourt Co. (a)	400	4,920
Lee Enterprises, Inc. (a)	300	570
Liberty Broadband Corp. Class A (a),(b),(c)	5,333	457,518
Liberty Broadband Corp. Class C (a),(b),(c)	13,265	1,150,739
Liberty Media Group Class A (a)	8	280
Liberty SiriusXM Group Class A (a),(b),(c)	36,575	1,535,418
Liberty SiriusXM Group Class C (a),(b),(c)	32,973	1,374,974
Liberty TripAdvisor Holdings, Inc. Class A (a)	23,100	267,960
Marchex, Inc. Class B (a)	6,700	19,966
Marin Software, Inc. (a)	3,700	4,810
Match Group, Inc. (a)	14,800	257,224
McClatchy Co. Class A (a)	90	841
MDC Partners, Inc. Class A	1,100	10,890
National CineMedia, Inc. (b)	32,300	239,666
Netflix, Inc. (a)	79,600	11,893,036
News Corp. Class A (b)	94,200	1,290,540
Priceline Group, Inc. (a)	6,801	12,721,407
Rubicon Project, Inc. (a)	22,400	115,136
Shutterfly, Inc. (a)	2,900	137,750

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Snap, Inc. (a),(f)	30,470	$541,452
TechTarget, Inc. (a),(b)	1,400	14,518
Time Warner, Inc. (b),(c)	88,398	8,876,043
TiVo Corp.	29,982	559,164
Townsquare Media, Inc. Class A (a)	200	2,048
Trade Desk, Inc. Class A (a)	4,370	218,981
Travelzoo, Inc. (a)	100	1,095
Tribune Media Co.	4,600	187,542
TrueCar, Inc. (a)	31,100	619,823
VeriSign, Inc. (a),(b)	28,300	2,630,768
Web.com Group, Inc. (a)	800	20,240
WebMD Health Corp. (a)	25,623	1,502,789
XO Group, Inc. (a),(b)	6,600	116,292
YuMe, Inc.	2,300	10,810
Zillow Group, Inc. (a)	518	25,299

		54,119,770

Medical Equipment & Devices — 2.9%
Abaxis, Inc.	100	5,302
Accuray, Inc. (a)	3,700	17,575
Alere, Inc. (a)	179,318	8,999,971
Analogic Corp.	3,100	225,215
AngioDynamics, Inc. (a),(b)	9,500	153,995
AtriCure, Inc. (a)	100	2,425
AxoGen, Inc. (a)	2,300	38,525
Baxter International, Inc. (b),(c)	143,293	8,674,958
BioTelemetry, Inc. (a)	4,100	137,145
Boston Scientific Corp. (a),(b),(c)	316,287	8,767,476
Cardiovascular Systems, Inc. (a)	10,600	341,638
Catalent, Inc. (a)	6,400	224,640
Cerus Corp. (a)	1,400	3,514
ConforMIS, Inc. (a)	1,800	7,722
CryoLife, Inc. (a),(b)	4,900	97,755
Cutera, Inc. (a)	4,000	103,600
Danaher Corp. (c)	185,990	15,695,696
Dentsply Sirona, Inc. (b)	125,117	8,112,586
Edwards Lifesciences Corp. (a),(b),(c)	153,910	18,198,318
Entellus Medical, Inc. (a)	100	1,656
Exactech, Inc. (a),(b)	1,400	41,720
Fluidigm Corp. (a)	900	3,636
FONAR Corp. (a)	400	11,100
Genomic Health, Inc. (a),(b)	4,500	146,475
Harvard Bioscience, Inc. (a),(b)	500	1,275
Hill-Rom Holdings, Inc.	5,800	461,738
Hologic, Inc. (a),(b),(c)	302,380	13,722,004
IDEXX Laboratories, Inc. (a)	26,400	4,261,488
Illumina, Inc. (a)	600	104,112
Inogen, Inc. (a)	1,300	124,046
Insulet Corp. (a)	18,200	933,842
Integra LifeSciences Holdings Corp. (a)	6,200	337,962
Intuitive Surgical, Inc. (a),(c)	15,400	14,404,698
Lantheus Holdings, Inc. (a)	7,300	128,845
LeMaitre Vascular, Inc.	5,900	184,198
Luminex Corp. (b)	2,500	52,800
Masimo Corp. (a)	23,700	2,160,966
Medtronic PLC (c)	116,030	10,297,663
Meridian Bioscience, Inc.	7,700	121,275
Merit Medical Systems, Inc. (a),(b)	14,900	568,435
MiMedx Group, Inc. (a)	38,800	580,836
Myriad Genetics, Inc. (a)	50,900	1,315,256
NxStage Medical, Inc. (a)	11,700	293,319
OraSure Technologies, Inc. (a),(b)	35,100	605,826

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Orthofix International NV (a)	5,200	$241,696
Oxford Immunotec Global PLC (a)	700	11,774
QIAGEN NV	30,876	1,035,272
Quidel Corp. (a)	3,000	81,420
RTI Surgical, Inc. (a)	7,400	43,290
SeaSpine Holdings Corp. (a)	200	2,304
Spectranetics Corp. (a)	10,400	399,360
STAAR Surgical Co. (a)	1,200	12,960
SurModics, Inc. (a),(b)	1,500	42,225
Tactile Systems Technology, Inc. (a)	700	20,006
VWR Corp. (a)	700	23,107
Wright Medical Group NV (a)	899	24,714
Zimmer Holdings, Inc. (c)	69,700	8,949,461

		131,560,816

Metals & Mining — 0.1%
Alcoa Corp. (b)	152,601	4,982,423
Century Aluminum Co. (a)	37,400	582,692
Encore Wire Corp. (b)	800	34,160
Golden Star Resources Ltd. (a)	4,300	2,795
Harsco Corp. (a)	10,700	172,270

		5,774,340

Oil, Gas & Coal — 0.2%
Abraxas Petroleum Corp. (a)	26,600	43,092
Cimarex Energy Co.	8,900	836,689
Civeo Corp. (a)	17,000	35,700
Concho Resources, Inc. (a)	3,300	401,049
CONSOL Energy, Inc. (a)	165,100	2,466,594
Dawson Geophysical Co. (a),(b)	840	3,293
Diamond Offshore Drilling, Inc. (a)	21,200	229,596
Eclipse Resources Corp. (a)	100	286
Era Group, Inc. (a)	600	5,676
Evolution Petroleum Corp. (b)	2,500	20,250
Exterran Corp. (a)	4,100	109,470
Geospace Technologies Corp. (a)	100	1,383
Gulf Island Fabrication, Inc. (b)	2,600	30,160
Hallador Energy Co.	600	4,662
Helix Energy Solutions Group, Inc. (a),(b)	15,500	87,420
Independence Contract Drilling, Inc. (a)	11,100	43,179
ION Geophysical Corp. (a)	186	809
Matrix Service Co. (a),(b)	13,700	128,095
McDermott International, Inc. (a)	21,200	152,004
Natural Gas Services Group, Inc. (a)	2,600	64,610
Newpark Resources, Inc. (a),(b)	8,600	63,210
NOW, Inc. (a)	5,700	91,656
Parker Drilling Co. (a)	4,900	6,615
PHI, Inc. (a)	1,300	12,688
Pioneer Energy Services Corp. (a)	14,200	29,110
SandRidge Energy, Inc. (a)	100	1,721
Tesco Corp. (a),(b)	4,200	18,690
Transocean Ltd. (a)	136,500	1,123,395
TravelCenters of America LLC (a)	4,700	19,270
VAALCO Energy, Inc. (a)	3,200	2,992
Williams Cos., Inc. (b)	97,971	2,966,562
World Fuel Services Corp.	2,700	103,815

		9,103,741

Passenger Transportation — 0.2%
Alaska Air Group, Inc.	1,500	134,640
Delta Air Lines, Inc.	44,000	2,364,560
Hawaiian Holdings, Inc. (a),(b)	21,600	1,014,120

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
JetBlue Airways Corp. (a)	57,700	$1,317,291
Southwest Airlines Co.	5,500	341,770
Spirit Airlines, Inc. (a),(b)	32,400	1,673,460
United Continental Holdings, Inc. (a)	5,400	406,350

		7,252,191

Real Estate — 0.5%
American Tower Corp. (b)	29,400	3,890,208
AvalonBay Communities, Inc. (b),(c)	2,480	476,582
Boston Properties, Inc. (b),(c)	2,576	316,899
Care Capital Properties, Inc.	6,900	184,230
CareTrust REIT, Inc.	5,800	107,532
CatchMark Timber Trust, Inc. Class A	2,000	22,740
CBRE Group, Inc. (a)	12,100	440,440
Cedar Realty Trust, Inc.	4,700	22,795
CoreCivic, Inc.	18,000	496,440
Equinix, Inc. (b),(c)	1,230	527,867
Equity Residential (b),(c)	6,949	457,453
First Potomac Realty Trust	200	2,222
Forestar Group, Inc. (a)	15,100	258,965
Gaming and Leisure Properties, Inc.	45	1,695
Gladstone Commercial Corp. (b)	11,000	239,690
Howard Hughes Corp. (a)	2,900	356,236
InfraREIT, Inc. (a)	9,300	178,095
Jones Lang LaSalle, Inc. (b)	11,800	1,475,000
LTC Properties, Inc.	18	925
MedEquities Realty Trust, Inc.	500	6,310
MGM Growth Properties LLC Class A	23,355	681,732
Monmouth Real Estate Investment Corp. Class A (b)	1,400	21,070
NexPoint Residential Trust, Inc.	1,700	42,313
One Liberty Properties, Inc.	2,100	49,203
Preferred Apartment Communities, Inc. Class A	14,600	229,950
Prologis, Inc. (b),(c)	10,154	595,430
Public Storage (b),(c)	2,713	565,742
Quality Care Properties, Inc. (a)	22,200	406,482
RE/MAX Holdings, Inc. Class A	23	1,289
Realogy Holdings Corp. (b)	52,700	1,710,115
Sabra Health Care REIT, Inc.	4,500	108,450
Saul Centers, Inc.	100	5,798
SBA Communications Corp. (a)	36,700	4,950,830
Simon Property Group, Inc. (b),(c)	5,671	917,341
UMH Properties, Inc.	2,200	37,510
Urstadt Biddle Properties, Inc. Class A (b)	3,500	69,300
Ventas, Inc. (b),(c)	6,470	449,536
Vornado Realty Trust (b),(c)	2,962	278,132
Welltower, Inc. (b),(c)	6,619	495,432
Xenia Hotels & Resorts, Inc.	600	11,622

		21,089,601

Recreation Facilities & Services — 0.0%
Drive Shack, Inc.	28,233	88,934
Intrawest Resorts Holdings, Inc. (a)	6	142
Live Nation Entertainment, Inc. (a)	8,100	282,285
Marcus Corp.	2,300	69,460
Planet Fitness, Inc. Class A	5,700	133,038
Speedway Motorsports, Inc. (b)	1,600	29,232

		603,091

Renewable Energy — 0.1%
Advanced Energy Industries, Inc. (a)	3,500	226,415
Ameresco, Inc. Class A (a),(b)	3,800	29,260
EnerSys	2,000	144,900

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a)	131,300	$5,236,244
Pacific Ethanol, Inc. (a)	1,100	6,875
Renewable Energy Group, Inc. (a),(b)	17,800	230,510
SunPower Corp. (a)	36,500	340,910
Sunrun, Inc. (a)	100	729

		6,215,843

Retail — Consumer Staples — 0.7%
Costco Wholesale Corp.	29,900	4,781,907
CVS Health Corp. (b)	44,700	3,596,562
Dollar General Corp.	19,300	1,391,337
Ingles Markets, Inc. Class A	1,100	36,630
Kroger Co.	1,200	27,984
Natural Grocers by Vitamin Cottage, Inc. (a)	900	7,443
Rite Aid Corp. (a)	12,700	37,465
Smart & Final Stores, Inc. (a)	100	910
Sprouts Farmers Market, Inc. (a)	100	2,267
SUPERVALU, Inc. (a),(b)	16,600	54,614
Target Corp.	6,600	345,114
Village Super Market, Inc. Class A	1,200	31,104
Wal-Mart Stores, Inc.	223,200	16,891,776
Walgreens Boots Alliance, Inc. (c)	43,280	3,389,257

		30,594,370

Retail — Discretionary — 1.5%
1-800-Flowers.com, Inc. Class A (a)	2,400	23,400
Amazon.com, Inc. (a),(b)	1,977	1,913,736
American Eagle Outfitters, Inc.	900	10,845
Ascena Retail Group, Inc. (a)	3,400	7,310
Barnes & Noble Education, Inc. (a)	9,400	99,922
Bassett Furniture Industries, Inc. (b)	900	34,155
Best Buy Co., Inc.	1,600	91,728
Big 5 Sporting Goods Corp. (b)	28,800	375,840
Chegg, Inc. (a)	3,400	41,786
Christopher & Banks Corp. (a)	100	131
Citi Trends, Inc. (b)	2,800	59,416
Container Store Group, Inc. (a)	8,400	49,728
Destination Maternity Corp. (a)	500	1,620
Destination XL Group, Inc. (a)	2,499	5,873
eBay, Inc. (a)	2,000	69,840
EVINE Live, Inc. (a),(b)	1,700	1,700
Express, Inc. (a)	79,500	536,625
Ezcorp, Inc. Class A (a)	6,900	53,130
GameStop Corp. Class A	50,600	1,093,466
Genesco, Inc. (a)	8,300	281,370
GMS, Inc. (a)	2,900	81,490
Haverty Furniture Cos., Inc.	2,700	67,770
Hibbett Sports, Inc. (a)	10,300	213,725
Home Depot, Inc. (b)	116,700	17,901,780
HSN, Inc.	8,100	258,390
Kirkland’s, Inc. (a),(b)	6,700	68,876
La-Z-Boy, Inc.	600	19,500
Liberty Interactive Corp. Class A (a),(b)	42,504	1,043,048
Liquidity Services, Inc. (a),(b)	4,300	27,305
Lowe’s Cos., Inc. (b)	217,800	16,886,034
MarineMax, Inc. (a)	3,300	64,515
Michaels Cos., Inc. (a)	6,700	124,084
Overstock.com, Inc. (a)	100	1,630
PetMed Express, Inc.	300	12,180
Ross Stores, Inc.	132,900	7,672,317
Rush Enterprises, Inc. Class A (a)	2,300	85,514
Sears Hometown and Outlet Stores, Inc. (a)	100	270

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Select Comfort Corp. (a)	1,000	$35,490
Shoe Carnival, Inc.	4,400	91,872
Staples, Inc.	56,900	572,983
Stein Mart, Inc. (b)	8,200	13,858
Tile Shop Holdings, Inc.	10,300	212,695
Tilly’s, Inc. Class A	9,900	100,485
TJX Cos., Inc.	57,700	4,164,209
Tractor Supply Co.	139,500	7,562,295
Tuesday Morning Corp. (a)	500	950
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	30,400	8,735,136
Urban Outfitters, Inc. (a)	100	1,854
Vera Bradley, Inc. (a)	15,400	150,612
Vitamin Shoppe, Inc. (a)	100	1,165
Williams-Sonoma, Inc.	4,400	213,400
Zumiez, Inc. (a)	1,200	14,820

		71,151,873

Semiconductors — 1.6%
Alpha & Omega Semiconductor Ltd. (a),(b)	6,700	111,689
Amkor Technology, Inc. (a),(b)	71,300	696,601
Applied Materials, Inc. (b)	170,500	7,043,355
Axcelis Technologies, Inc. (a)	7,950	166,553
Broadcom Ltd. (b)	82,848	19,307,726
Brooks Automation, Inc.	2,300	49,887
Cabot Microelectronics Corp.	900	66,447
CEVA, Inc. (a),(b)	3,600	163,620
Coherent, Inc. (a)	900	202,491
Cohu, Inc. (b)	10,100	158,974
Diodes, Inc. (a)	500	12,015
DSP Group, Inc. (a),(b)	3,400	39,440
Electro Scientific Industries, Inc. (a)	6,500	53,560
Entegris, Inc. (a)	8,700	190,965
FormFactor, Inc. (a)	5,061	62,756
II-VI, Inc. (a)	100	3,430
Intel Corp.	19	641
IXYS Corp.	10,200	167,790
Kemet Corp. (a),(b)	33,700	431,360
KLA-Tencor Corp. (b)	55,600	5,087,956
Lam Research Corp. (b)	92,600	13,096,418
Maxim Integrated Products, Inc.	36,800	1,652,320
Maxwell Technologies, Inc. (a)	900	5,391
Microchip Technology, Inc.	24	1,852
Micron Technology, Inc. (a)	302,500	9,032,650
Nanometrics, Inc. (a)	5,000	126,450
ON Semiconductor Corp. (a),(b)	105,300	1,478,412
Park Electrochemical Corp.	2,200	40,524
Photronics, Inc. (a),(b)	22,100	207,740
Pixelworks, Inc. (a)	9,106	41,797
Qorvo, Inc. (a),(f)	135,828	8,600,629
Rambus, Inc. (a)	29,700	339,471
Rudolph Technologies, Inc. (a),(b)	10,200	233,070
Semtech Corp. (a)	9,800	350,350
Sigma Designs, Inc. (a)	2,600	15,210
Synaptics, Inc. (a)	1,200	62,052
Teradyne, Inc.	73,800	2,216,214
Ultra Clean Holdings, Inc. (a)	32,700	613,125
Veeco Instruments, Inc. (a)	5,730	159,581
Vishay Intertechnology, Inc.	700	11,620
Xperi Corp.	700	20,860

		72,322,992

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Software — 1.2%
Actua Corp. (a)	500	$7,025
Adobe Systems, Inc. (a)	33,175	4,692,272
Agilysys, Inc. (a),(b)	700	7,084
Akamai Technologies, Inc. (a),(b)	99,500	4,956,095
Allscripts Healthcare Solutions, Inc. (a)	39,400	502,744
Amber Road, Inc. (a)	3,800	32,566
Appfolio, Inc. (a)	300	9,780
Autodesk, Inc. (a),(b)	26,700	2,691,894
Avid Technology, Inc. (a)	2,900	15,254
Barracuda Networks, Inc. (a)	1,400	32,284
Bazaarvoice, Inc. (a)	23,200	114,840
Benefitfocus, Inc. (a)	2,900	105,415
Box, Inc. Class A (a)	10,100	184,224
Brightcove, Inc. (a)	8,300	51,460
Cadence Design Systems, Inc. (a)	6,500	217,685
Calix, Inc. (a),(b)	4,200	28,770
Carbonite, Inc. (a),(b)	17,200	374,960
Cerner Corp. (a)	1,600	106,352
ChannelAdvisor Corp. (a)	3,800	43,890
Citrix Systems, Inc. (a)	30,700	2,443,106
CommerceHub, Inc. (a)	100	1,744
CommVault Systems, Inc. (a),(b)	5,000	282,250
Cornerstone OnDemand, Inc. (a)	17,300	618,475
Digi International, Inc. (a),(b)	3,700	37,555
Electronic Arts, Inc. (a)	32,500	3,435,900
Exa Corp. (a)	300	4,140
Five9, Inc. (a)	22,700	488,504
Fortinet, Inc. (a)	34,700	1,299,168
HubSpot, Inc. (a)	11,200	736,400
Imperva, Inc. (a)	8,400	401,940
InnerWorkings, Inc. (a),(b)	5,500	63,800
Instructure, Inc. (a)	5,200	153,400
Intuit, Inc.	4,100	544,521
Limelight Networks, Inc. (a),(b)	14,600	42,194
LivePerson, Inc. (a)	5,800	63,800
Microsoft Corp. (b)	28,909	1,992,698
MicroStrategy, Inc. Class A (a),(b)	2,400	460,008
Mimecast Ltd. (a)	2,100	56,238
MINDBODY, Inc. Class A (a)	17,800	484,160
Model N, Inc. (a),(b)	600	7,980
Monotype Imaging Holdings, Inc. (b)	3,100	56,730
New Relic, Inc. (a)	12,100	520,421
Nuance Communications, Inc. (a)	119,900	2,087,459
PDF Solutions, Inc. (a),(b)	1,100	18,095
Progress Software Corp.	11,300	349,057
Proofpoint, Inc. (a)	25,700	2,231,531
PROS Holdings, Inc. (a)	400	10,956
PTC, Inc. (a),(b)	78,068	4,303,108
QAD, Inc. Class A (b)	1,600	51,280
Quality Systems, Inc. (a)	10,700	184,147
Qualys, Inc. (a)	500	20,400
Rapid7, Inc. (a)	600	10,098
Rosetta Stone, Inc. (a)	5,900	63,602
Seachange International, Inc. (a)	4,000	10,640
ServiceNow, Inc. (a)	7,400	784,400
SPS Commerce, Inc. (a)	200	12,752
Synchronoss Technologies, Inc. (a)	52,100	857,045
Synopsys, Inc. (a)	22,500	1,640,925
Tableau Software, Inc. Class A (a)	6,500	398,255
Take-Two Interactive Software, Inc. (a)	54,700	4,013,886
Varonis Systems, Inc. (a)	15,400	572,880

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
VASCO Data Security International, Inc. (a)	100	$1,435
Veeva Systems, Inc. Class A (a)	1,600	98,096
VMware, Inc. Class A (a),(b)	72,700	6,356,161
Workday, Inc. Class A (a)	22,700	2,201,900
Workiva, Inc. (a)	5,400	102,870
Xactly Corp. (a)	7,700	120,505
Zendesk, Inc. (a)	5,500	152,790
Zynga, Inc. Class A (a)	384,700	1,400,308

		56,424,307

Software & Services — 0.0%
iPayment Holdings, Inc. (c),(d)	5,515,208	2,206,083

Specialty Finance — 0.3%
AG Mortgage Investment Trust, Inc.	6,500	118,950
AGNC Investment Corp.	51,338	1,092,986
Anworth Mortgage Asset Corp.	10,700	64,307
Arbor Realty Trust, Inc. (b)	24,700	205,998
ARMOUR Residential REIT, Inc.	38	950
Cardtronics PLC (a)	13,000	427,180
Consumer Portfolio Services, Inc. (a),(b)	1,400	6,370
Discover Financial Services	31,400	1,952,766
Dynex Capital, Inc.	17,200	122,120
Ellington Residential Mortgage REIT (b)	8,600	126,076
Enova International, Inc. (a)	3,000	44,550
Euronet Worldwide, Inc. (a)	2,000	174,740
Everi Holdings, Inc. (a)	53,300	388,024
First Data Corp. Class A (a)	178,300	3,245,060
Great Ajax Corp.	200	2,796
Green Dot Corp. Class A (a)	12,600	485,478
Invesco Mortgage Capital, Inc.	33	551
Ladder Capital Corp.	17,455	234,072
LendingTree, Inc. (a)	600	103,320
Liberty Tax, Inc.	300	3,885
Meta Financial Group, Inc. (b)	1,600	142,400
MFA Financial, Inc.	27,300	229,047
MoneyGram International, Inc. (a)	3,300	56,925
MTGE Investment Corp.	10,700	201,160
NewStar Financial, Inc.	1,100	11,550
Newtek Business Services Corp.	4,313	70,259
PennyMac Mortgage Investment Trust	2,600	47,554
PHH Corp. (a)	100	1,377
Planet Payment, Inc. (a)	1,300	4,290
Redwood Trust, Inc.	400	6,816
Square, Inc. (a)	59,900	1,405,254
Starwood Property Trust, Inc.	7,300	163,447
Sutherland Asset Management Corp.	155	2,302
Two Harbors Investment Corp.	900	8,919
Visa, Inc. A Shares	48,200	4,520,196
Western Union Co.	600	11,430
World Acceptance Corp. (a)	400	29,964

		15,713,069

Technology Services — 0.5%
Black Box Corp.	4,200	35,910
Bottomline Technologies, Inc. (a)	1,500	38,535
CDW Corp.	7,800	487,734
Cognizant Technology Solutions Corp. Class A	24,600	1,633,440
Conduent, Inc. (a)	26,300	419,222
Convergys Corp.	30,300	720,534
CoreLogic, Inc. (a)	10,200	442,476
CPI Card Group, Inc.	800	2,280

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
CSG Systems International, Inc. (b)	3,200	$129,856
CSRA, Inc.	20,100	638,175
Dell Technologies, Inc. — VMware, Inc. Class V (a),(b),(c)	113,547	6,938,857
DMC Global, Inc. (b)	1,300	17,030
DST Systems, Inc.	200	12,340
Dun & Bradstreet Corp.	1,000	108,150
DXC Technology Co.	1	77
Engility Holdings, Inc. (a)	1,200	34,080
EPAM Systems, Inc. (a)	900	75,681
ExlService Holdings, Inc. (a)	100	5,558
Forrester Research, Inc.	200	7,830
Genpact Ltd. (b)	18,000	500,940
Globant SA (a)	1,400	60,816
ICF International, Inc. (a)	1,300	61,230
Luxoft Holding, Inc. (a)	3,700	225,145
ManTech International Corp. Class A	2,400	99,312
MSCI, Inc.	5,900	607,641
NIC, Inc.	3,500	66,325
Perficient, Inc. (a)	2,300	42,872
PFSweb, Inc. (a)	3,400	28,084
Rightside Group Ltd. (a)	200	2,124
S&P Global, Inc.	20,500	2,992,795
Sabre Corp. (b)	188,700	4,107,999
ServiceSource International, Inc. (a)	9,900	38,412
Sykes Enterprises, Inc. (a)	200	6,706
Syntel, Inc.	8,400	142,464
TeleTech Holdings, Inc.	600	24,480
TransUnion (a)	2,300	99,613
Travelport Worldwide Ltd.	81,700	1,124,192

		21,978,915

Telecommunications — 0.1%
8x8, Inc. (a)	300	4,365
Cogent Communications Holdings, Inc.	400	16,040
Consolidated Communications Holdings, Inc.	10,100	216,847
DigitalGlobe, Inc. (a)	100	3,330
EchoStar Corp. Class A (a)	2,200	133,540
FairPoint Communications, Inc. (a),(b)	8,800	137,720
General Communication, Inc. Class A (a),(b)	3,900	142,896
Gogo, Inc. (a)	500	5,765
Hawaiian Telcom Holdco, Inc. (a),(b)	700	17,493
IDT Corp. Class B (b)	6,800	97,716
Internap Network Services Corp. (a),(b)	22,900	84,043
Level 3 Communications, Inc. (a)	20	1,186
RigNet, Inc. (a)	600	9,630
RingCentral, Inc. Class A (a)	29,700	1,085,535
Spok Holdings, Inc. (b)	3,200	56,640
Sprint Corp. (a)	183,100	1,503,251
Zix Corp. (a),(b)	19,100	108,679

		3,624,676

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(b)	19,000	413,820
ArcBest Corp.	7,400	152,440
Atlas Air Worldwide Holdings, Inc. (a)	300	15,645
Celadon Group, Inc.	900	2,835
Covenant Transportation Group, Inc. Class A (a)	900	15,777
FedEx Corp.	14,700	3,194,751
Hub Group, Inc. Class A (a)	5,400	207,090
International Seaways, Inc. (a)	1,300	28,171
Kansas City Southern	32,000	3,348,800
Marten Transport Ltd.	4,700	128,780

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
ModusLink Global Solutions, Inc. (a),(b)	3,400	$5,814
Navios Maritime Acquisition Corp. (b)	6,500	9,555
Roadrunner Transportation Systems, Inc. (a)	8,200	59,614
Ryder System, Inc. (b)	20,300	1,461,194
Saia, Inc. (a),(b)	6,400	328,320
Schneider National, Inc. — Class B	3,500	78,295
TOP Ships, Inc. (a)	532	223
USA Truck, Inc. (a),(b)	2,200	19,052
Werner Enterprises, Inc.	500	14,675
XPO Logistics, Inc. (a)	500	32,315

		9,517,166

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc.	22,400	840,224
American Railcar Industries, Inc.	1,300	49,790
Blue Bird Corp. (a)	500	8,500
Commercial Vehicle Group, Inc. (a)	16,800	141,960
Cummins, Inc.	400	64,862
Meritor, Inc. (a)	11,900	197,659
PACCAR, Inc.	7,800	515,112
Spartan Motors, Inc.	400	3,540
Trinity Industries, Inc.	33,300	933,399
Wabash National Corp.	2,200	48,356

		2,803,402

Utilities — 0.0%
PG&E Corp.	11,800	783,166

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	10,900	247,757
Casella Waste Systems, Inc. Class A (a),(b)	12,600	206,766
Ceco Environmental Corp.	1,200	11,016
Covanta Holding Corp.	100	1,320
Stericycle, Inc. (a)	20,700	1,579,824
Tetra Tech, Inc.	100	4,575
Waste Management, Inc.	32,700	2,398,545

		4,449,803

Total United States		1,112,382,439

Uruguay — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	42,400	315,880

Total Uruguay		315,880

TOTAL COMMON STOCK (COST $1,217,933,611)		1,341,706,233

PREFERRED STOCK — 0.1%
United States — 0.1%
Software & Services — 0.1%
iPayment Holdings, Inc. (c),(d)	35,320	3,532,000

TOTAL PREFERRED STOCK (COST $3,532,000)		3,532,000

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 5.6%
Cayman Islands — 2.7%
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 4.66%, 07/15/26 (c),(e),(g)	$4,500,000	4,512,150
Allegro CLO Ltd., Series 2013-1A, Class C, 4.62%, 01/30/26 (c),(e),(g)	5,000,000	4,999,500
Allegro Ltd., 5.01%, 01/21/27 (c),(e),(g)	1,900,000	1,895,630

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
ALM Loan Funding, Series 2013-7RA, Class CR, 5.20%, 10/15/28 (c),(e),(g)	$1,000,000	$1,012,900
ARES CLO Ltd.,
Series 2013-1A, Class D, 4.91%, 04/15/25 (c),(e),(g)	2,350,000	2,374,205
Series 2013-1A, Class E, 6.16%, 04/15/25 (c),(e),(g)	1,925,000	1,908,830
Babson CLO Ltd.,
Series 2013-IA, Class D, 4.66%, 04/20/25 (c),(e),(g)	3,200,000	3,192,320
Series 2015-2A, Class E, 6.71%, 07/20/27 (c),(e),(g)	1,500,000	1,492,500
Benefit Street Partners CLO Ltd., Series 2012-IA, Class DR, 7.66%, 10/15/25 (c),(e),(g)	2,000,000	1,990,800
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class D, 4.68%, 05/15/25 (c),(e),(g)	1,900,000	1,900,380
Catamaran CLO Ltd.,
Series 2014-1A, Class C, 4.41%, 04/20/26 (c),(e),(g)	3,100,000	3,053,810
Series 2015-1A, Class D, 4.80%, 04/22/27 (c),(e),(g)	1,000,000	1,000,200
Cathedral Lake Ltd., Series 2013-1A, Class C, 4.81%, 01/15/26 (c),(e),(g)	1,000,000	1,000,000
CIFC Funding Ltd.,
Series 2012-3A, Class B1R, 5.17%, 01/29/25 (c),(e),(g)	1,500,000	1,497,600
Series 2013-1A, Class D, 6.40%, 04/16/25 (c),(e),(g)	2,709,000	2,695,726
Series 2014-2A, Class B2L, 5.79%, 05/24/26 (c),(e),(g)	1,000,000	977,700
Series 2014-4A, Class D, 4.56%, 10/17/26 (c),(e),(g)	1,200,000	1,197,120
Series 2015-4A, Class D, 6.66%, 10/20/27 (c),(e),(g)	1,000,000	984,300
Covenant Credit Partners CLO Ltd., Series 2014-2A, Class D, 4.81%, 10/17/26 (c),(e),(g)	3,000,000	3,007,800
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 6.17%, 11/21/22 (b),(c),(e),(g)	1,000,000	999,800
Denali Capital CLO Ltd., Series 2013-1A, Class B2L, 5.92%, 04/28/25 (c),(e),(g)	1,000,000	995,200
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 5.40%, 01/15/28 (c),(e),(g)	5,000,000	5,056,000
Eastland CLO Ltd., Series 2007-1A, Class C, 2.67%, 05/01/22 (c),(e),(g)	400,000	380,560
Golub Capital Partners CLO Ltd., Series 2015-22A, Class C, 5.32%, 02/20/27 (c),(e),(g)	1,200,000	1,206,120
Greywolf CLO Ltd.,
Series 2014-1A, Class CR, 1.00%, 04/22/26 (c),(e),(g)	1,000,000	1,005,000
Series 2014-1A, Class D, 6.25%, 04/22/26 (c),(e),(g)	3,600,000	3,582,000
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 4.67%, 04/28/25 (b),(c),(e),(g)	1,800,000	1,750,140
Jamestown CLO Ltd.,
Series 2015-7A, Class C, 4.91%, 07/25/27 (c),(e),(g)	4,600,000	4,589,420
Series 2015-7A, Class D, 6.66%, 07/25/27 (c),(e),(g)	1,100,000	1,081,630
KKR Financial CLO Ltd., Series 2012-1A, Class C, 5.75%, 12/15/24 (b),(c),(e),(g)	3,500,000	3,496,850
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 5.36%, 01/20/29 (c),(e),(g)	1,000,000	1,015,600
Series 2013-11A, Class E, 5.65%, 10/23/25 (c),(e),(g)	1,000,000	999,800
Series 2014-14A, Class DR, 4.41%, 07/20/26 (c),(e),(g)	1,000,000	998,200
Nelder Grove CLO Ltd., Series 2014-1A, Class D1R, 5.10%, 08/28/26 (c),(e),(g)	3,000,000	2,994,600
Neuberger Berman CLO Ltd., Series 2014-16A, Class D, 4.51%, 04/15/26 (c),(e),(g)	1,000,000	994,900
Northwoods Capital Ltd., Series 2014-12A, Class DR, 4.73%, 09/15/25 (c),(e),(g)	3,000,000	3,024,900
Ocean Trails CLO,
Series 2014-5A, Class DR, 4.76%, 10/13/26 (c),(e),(g)	1,250,000	1,256,625
Series 2014-5A, Class E, 6.51%, 10/13/26 (c),(e),(g)	2,000,000	1,977,600
Octagon Investment Partners Ltd.,
Series 2013-1A, Class CR, 4.66%, 12/16/24 (c),(e),(g)	1,000,000	1,000,300
Series 2014-1A, Class E1, 6.40%, 11/25/25 (c),(e),(g)	900,000	894,060
Series 2014-1A, Class D, 7.78%, 11/14/26 (c),(e),(g)	2,000,000	2,001,800
OFSI Fund Ltd., Series 2013-5A, Class B2L, 6.41%, 04/17/25 (c),(e),(g)	1,900,000	1,859,340
OHA Credit Partners Ltd., Series 2013-9A, Class E, 6.16%, 10/20/25 (c),(e),(g)	1,000,000	997,300
OZLM Funding Ltd.,
Series 2012-2A, Class CR, 5.17%, 10/30/27 (c),(e),(g)	1,500,000	1,510,350
Series 2013-4A, Class C, 4.35%, 07/22/25 (c),(e),(g)	800,000	802,160
Series 2013-5A, Class D, 5.91%, 01/17/26 (b),(c),(e),(g)	2,050,000	2,061,070
OZLM Ltd.,
Series 2015-11A, Class D, 6.57%, 01/30/27 (c),(e),(g)	800,000	786,400
Series 2015-12A, Class C, 4.87%, 04/30/27 (c),(e),(g)	1,500,000	1,506,300
Series 2015-13A, Class D, 6.62%, 07/30/27 (c),(e),(g)	1,100,000	1,085,370
Parallel Ltd., Series 2015-1A, Class D, 4.81%, 07/20/27 (c),(e),(g)	1,500,000	1,499,550
Preferred Term Securities Ltd./ Preferred Term Securities, Inc., 1.62%, 09/22/37 (c),(e),(g)	266,243	170,395
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, 5.07%, 10/30/26 (c),(e),(g)	2,000,000	2,015,600
Sound Point CLO Ltd.,
Series 2012-1A, Class E, 7.16%, 10/20/23 (c),(e),(g)	300,000	298,650

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-1A, Class D, 4.56%, 04/18/26 (c),(e),(g)	$1,200,000	$1,197,120
Series 2012-1A, Class D, 5.74%, 10/20/23 (c),(e),(g)	900,000	898,380
Series 2015-2A, Class D, 4.71%, 07/20/27 (c),(e),(g)	1,700,000	1,702,380
Symphony CLO Ltd., Series 2007-3A, Class E, 4.83%, 05/15/19 (c),(e),(g)	1,300,000	1,292,460
TICP CLO Ltd., Series 2016-6A, Class D, 5.08%, 01/15/29 (c),(e),(g)	1,000,000	1,016,400
Trapeza CDO LLC,
Series 2007-13A, Class A2A, 1.37%, 11/09/42 (c),(e),(g)	431,000	267,220
Series 2007-13A, Class A3, 1.47%, 11/09/42 (b),(c),(e),(g)	270,000	168,750
Venture CDO Ltd.,
Series 2013-13A, Class D, 4.78%, 06/10/25 (c),(e),(g)	5,000,000	4,992,500
Series 2013-14A, Class D, 4.95%, 08/28/25 (b),(c),(e),(g)	4,775,000	4,764,973
Series 2014-16A, Class B1L, 4.61%, 04/15/26 (b),(c),(e),(g)	4,000,000	3,998,000
Series 2014-19A, Class D, 5.16%, 01/15/27 (b),(c),(e),(g)	2,500,000	2,518,500
Vibrant CLO Ltd.,
Series 2012-1A, Class CR, 5.06%, 07/17/24 (c),(e),(g)	1,000,000	1,002,300
Series 2015-3A, Class C, 4.81%, 04/20/26 (c),(e),(g)	2,000,000	1,995,000
Voya CLO Ltd.,
Series 2013-1A, Class C, 4.66%, 04/15/24 (b),(c),(e),(g)	1,900,000	1,895,440
Series 2013-1A, Class D, 6.16%, 04/15/24 (c),(e),(g)	1,000,000	998,300
West CLO Ltd., Series 2012-1A, Class D, 7.67%, 10/30/23 (c),(e),(g)	1,000,000	999,100

Total Cayman Islands		126,293,884

United States — 2.9%
Access Group, Inc., Series 2005-A, Class B, 1.96%, 07/25/34 (c),(g)	1,828,619	1,651,425
Apollo Aviation Securitization, Series 2016-1A, Class B, 6.50%, 03/17/36 (c),(e),(g),(l)	4,000,500	4,088,511
Asset Trust, Series 2017-1A, Class B, 5.93%, 05/16/42 (c),(e)	6,856,000	6,862,170
Associates Manufactured Housing Pass-Through Certificates,
Series 1997-2, Class M, 7.03%, 03/15/28 (c),(d),(g)	13,960	13,981
Series 1997-2, Class B1, 7.15%, 03/15/28 (c),(d),(g)	272,596	273,932
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1.50%, 01/25/37 (c),(g)	1,804,223	1,740,895
Series 2007-2, Class A2, 1.54%, 01/25/47 (c),(g)	2,885,242	2,822,921
Carlyle Global Market Strategies Ltd., Series 2014-1A, Class D, 4.61%, 04/17/25 (c),(e),(g)	1,700,000	1,698,470
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 1.32%, 08/25/36 (c),(g)	386,685	383,708
Castlelake Aircraft Securitization Trust, Series 2016-1, Class B, 6.15%, 08/15/41 (c)	4,519,409	4,462,464
Credit Suisse Mortgage Trust,
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (c),(e),(g),(h),(l)	6,023,404	6,068,580
Series 2015-RPL5, Class A1, 3.46%, 11/26/55 (b),(c),(e),(g),(l)	31,500,720	31,497,570
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(c),(e)	5,300,000	5,389,570
Series 2015-DA, Class C, 3.38%, 11/15/21 (c),(e)	5,375,000	5,427,138
Series 2015-DA, Class D, 4.59%, 01/17/23 (c),(e)	2,500,000	2,587,250
DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 02/15/22 (c),(e)	1,000,000	1,016,500
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(c),(e)	3,000,000	3,078,900
Series 2014-2A, Class D, 4.93%, 12/15/20 (c),(e)	2,700,000	2,760,750
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(c),(e)	1,900,000	1,935,910
Series 2016-3A, Class C, 4.22%, 06/15/22 (c),(e)	2,000,000	2,033,000
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (c),(e)	1,800,000	1,830,420
Flatiron CLO Ltd., Series 2007-1A, Class E, 6.16%, 10/15/21 (c),(e),(g)	1,500,000	1,491,750
Merit Securities Corp., Series 12-1, Class 1M1, 7.63%, 07/28/33 (c),(g),(l)	896,690	947,353
Merlin Aviation Holdings DAC, Series 2016-1 SEQ, Class A, 4.50%, 12/15/32 (c),(e),(g),(l)	8,839,423	8,830,584
Nationstar HECM Loan Trust,
Series 2015-2A, Class M2, 6.66%, 11/25/25 (c),(e)	3,253,000	3,294,638
Series 2016-1A, Class M2, 7.39%, 02/25/26 (c),(e)	2,509,000	2,511,258
Series 2016-2A, Class M2, 6.54%, 06/25/26 (c),(e),(g)	1,693,000	1,709,591
Series 2016-3A, Class M2, 5.68%, 08/25/26 (c),(e)	1,217,000	1,240,001
Series 2017-1A, Class M2, 4.70%, 05/25/27 (c),(e)	1,480,000	1,478,668
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 1.35%, 06/25/37 (b),(c),(g)	255,230	257,782
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (c),(e),(g),(l)	4,424,564	4,437,395
Ondeck Asset Securitization Trust, Series 2016-1A, Class B, 7.63%, 05/17/20 (c),(d),(e)	2,993,000	3,045,677
Preston Ridge Partners Mortgage LP, Series 2016-1A, Class A1, 4.00%, 09/27/21 (c),(e),(g),(l)	5,833,476	5,825,893

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (c),(e),(g),(l)	$2,798,140		$2,809,053
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(c),(e),(g),(l)	668,400		670,071
Series 2017-NPL4, Class A1, 3.38%, 04/25/47 (c),(e),(g),(l)	1,737,274		1,737,447
Series 2017-NPL6 SEQ, Class A1, 3.25%, 05/25/47 (c),(e),(g)	1,015,969		1,015,766
Series 2017-NPL7 SEQ, Class A1, 3.25%, 04/25/59 (c),(e),(g)	1,444,000		1,442,989
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(c),(e)	1,402,922		1,421,862

Total United States			131,791,843

TOTAL ASSET-BACKED SECURITIES (COST $252,440,717)			258,085,727

CONVERTIBLE BONDS — 1.9%
Cyprus — 0.1%
Financial Services — 0.1%
Volcan Holdings PLC REG S, 4.13%, 04/11/20	1,500,000	GBP	1,694,813

Total Cyprus			1,694,813

France — 0.0%
Oil & Gas Services & Equipment — 0.0%
CGG SA REG S, 1.75%, 01/01/20	18,793,800	EUR	450,772

Total France			450,772

Germany — 1.4%
Pharmaceuticals — 1.3%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (b),(c),(e)	23,000,000	EUR	31,980,419
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	19,800,000	EUR	27,530,969

			59,511,388

Real Estate — 0.1%
Deutsche Wohnen AG REG S, 0.33%, 07/26/24	3,800,000	EUR	4,492,075

Total Germany			64,003,463

Spain — 0.4%
Wireless Telecommunications Services — 0.4%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17	18,500,000	EUR	19,629,555

Total Spain			19,629,555

TOTAL CONVERTIBLE BONDS (COST $72,709,544)			85,778,603

BANK DEBT — 0.4%
Canada — 0.0%
Consumer Products — 0.0%
KIK Custom Products, Inc., 5.79%, 08/26/22 (c),(d)	$155,468		156,795

Total Canada			156,795

Luxembourg — 0.1%
Aerospace & Defense — 0.1%
Silver II US Holdings LLC, 4.23%, 12/13/19 (c),(d)	2,845,408		2,820,056

Total Luxembourg			2,820,056

Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 0.00%, 01/02/18 (c),(d),(j),(k)	1,643,303		115,031

Total Netherlands			115,031

United States — 0.3%
Advertising & Marketing — 0.0%
Checkout Holdings Corp., 4.73%, 04/04/21 (c),(d)	28,975		24,085

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC, 6.67%, 11/28/21 (c),(d)	$123,209		$123,825

Chemicals — 0.0%
LyondellBasell Industries NV, 0.00%, 08/15/49 (c),(d),(j),(k)	11,000,000		55,000
0.00%, 08/15/15 (c),(d),(j),(k)	882,886	EUR	5,042

			60,042

Consumer Finance — 0.0%
Ocwen LN Servicing LLC, 6.00%, 12/05/20 (c),(d)	$364,948		361,908

Containers & Packaging — 0.0%
BWAY Holding Co., 4.33%, 04/03/24 (c),(d)	1,423,912		1,423,143
Consolidated Container Co., 4.73%, 05/22/24 (c),(d)	93,898		94,270

			1,517,413

Financial Services — 0.0%
UFC Holdings LLC, 4.47%, 08/18/23 (c),(d)	1,217,555		1,219,296

Hardware — 0.0%
Western Digital Corp., 3.98%, 04/29/23 (c),(d)	653,176		655,383

Machinery Manufacturing — 0.1%
Gardner Denver, Inc.,4.555%, 07/30/20 (c),(d)	2,421,869		2,424,243

Media — 0.0%
LBI Media, Inc., 8.25%, 03/31/18 (c),(d)	98,280		98,280

Medical Equipment & Devices Manufacturing — 0.1%
Ortho Clinical Diagnostics SA, 5.05%, 06/30/21 (c),(d)	2,204,956		2,190,734

Metals & Mining — 0.0%
Blackhawk Mining LLC, 10.71%, 02/14/22 (c)	1,822,288		1,553,500
Offshore Group Investment Ltd., 7.73%, 12/31/19 (c),(d)	602,958		596,929

			2,150,429

Oil & Gas Services & Equipment — 0.0%
Mcjunkin Red Man Corp., 5.23%, 11/08/19 (c),(d)	162,499		163,393

Retail — Consumer Discretionary — 0.0%
David’s Bridal, Inc., 5.30%, 10/11/19 (c),(d)	211,826		159,223

Retail — Consumer Staples — 0.0%
Pinnacle Operating Corp., 8.48%, 11/15/21 (c),(d)	178,480		164,425

Software & Services — 0.0%
Syniverse Holdings, Inc., 4.17%, 04/23/19 (c),(d)	372,341		346,899

Transportation & Logistics — 0.0%
Utility One Source LP, 6.80%, 04/07/23 (c),(d)	123,209		124,903

Utilities — 0.0%
Culligan International Co., 5.16%, 12/13/23 (c),(d)	253,941		255,211

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, 9.97%, 12/07/20 (c),(d)	4,168,692		4,040,672

Total United States			16,080,364

TOTAL BANK DEBT (COST $21,504,064)			19,172,246

CORPORATE BONDS & NOTES — 3.8%
Brazil — 0.5%
Food & Beverage — 0.0%
JBS Investments GmbH, 7.75%, 10/28/20 (c),(e)	910,000		862,043

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
JBS USA Lux SA / JBS USA Finance, Inc., 8.25%, 02/01/20 (c),(e)	$155,000		$155,000

			1,017,043

Integrated Oils — 0.5%
Petrobras Global Finance BV,
4.38%, 05/20/23	4,448,000		4,194,464
5.38%, 01/27/21	3,823,000		3,886,844
6.13%, 01/17/22	3,213,000		3,317,423
8.38%, 05/23/21	8,042,000		9,002,054

			20,400,785

Transportation & Logistics — 0.0%
Rumo Luxembourg Sarl REG S, 7.38%, 02/09/24	600,000		616,260

Total Brazil			22,034,088

Canada — 0.1%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (c)	643,000	CAD	459,749

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., PIK, 10.25%, 07/15/23 (c),(e)	$3,868,233		4,588,691

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (c),(e)	1,404,000	CAD	1,105,455

Total Canada			6,153,895

Ecuador — 0.0%
Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 6.92%, 09/24/19 (g)	$1,588,263		1,584,292

Total Ecuador			1,584,292

Egypt — 0.5%
Financial Services — 0.5%
Citigroup Global Markets Holdings, Inc.,
MTN, 0.00%, 10/12/17	83,015,516	EGP	4,330,890
MTN, 0.01%, 07/13/17 - 07/27/17	141,443,064	EGP	7,725,617
REG S, 0.01%, 09/14/17 - 10/26/17	194,439,035	EGP	10,199,779

Total Egypt			22,256,286

France — 0.2%
Oil & Gas Services & Equipment — 0.1%
CGG SA,
6.50%, 06/01/21 (d)	10,900,000		4,196,500
6.88%, 01/15/22 (d)	3,000,000		1,140,000

			5,336,500

Property & Casualty Insurance — 0.1%
Groupama SA, 6.00%, 01/23/27	200,000	EUR	270,941
Groupama SA REG S, 6.38% (g),(i)	2,100,000	EUR	2,673,154

			2,944,095

Total France			8,280,595

Indonesia — 0.1%
Diversified Banks — 0.1%
Deutsche Bank AG, MTN, 8.25%, 05/19/36	45,000,000,000	IDR	3,621,272

Total Indonesia			3,621,272

Malaysia — 0.1%
Utilities — 0.1%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	$2,500,000		2,706,438

Total Malaysia			2,706,438

Mexico — 0.3%
Integrated Oils — 0.3%
Petroleos Mexicanos,
4.25%, 01/15/25	2,129,000		2,070,453
6.38%, 02/04/21	3,197,000		3,460,113
6.88%, 08/04/26	2,214,000		2,453,112

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Petroleos Mexicanos REG S,
MTN, 1.88%, 04/21/22	3,821,000	EUR	4,312,220
MTN, 3.75%, 02/21/24	2,616,000	EUR	3,093,012

Total Mexico			15,388,910

Netherlands — 0.0%
Wireless Telecommunications Services — 0.0%
GTH Finance BV, 6.25%, 04/26/20	$1,160,000		1,226,874

Total Netherlands			1,226,874

Russian Federation — 0.1%
Railroad — 0.1%
Russian Railways via RZD Capital PLC	3,491,000		3,492,480

Total Russian Federation			3,492,480

South Africa — 0.1%
Wireless Telecommunications Services — 0.1%
MTN Mauritius Investment Ltd.	2,995,000		3,140,108

Total South Africa			3,140,108

United Kingdom — 0.2%
Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (c),(e)	3,185,000		2,977,975
9.00%, 10/15/18 (c)	200,000	EUR	213,522
10.75%, 10/15/19 (c),(e)	$456,000		339,720
CEVA Group PLC, PIK, 9.00%, 09/01/20 (c),(e)	3,322,441		3,189,543

			6,720,760

Utilities — 0.1%
Viridian Group FundCo II Ltd. REG S, 7.50%, 03/01/20	3,300,000	EUR	3,937,120

Total United Kingdom			10,657,880

United States — 1.6%
Chemicals — 0.0%
CF Industries, Inc., 3.40%, 12/01/21 (c),(e)	$230,000		232,515

Commercial Finance — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (c),(e)	1,607,000		1,635,123

Consumer Finance — 0.1%
DFC Finance Corp., PIK, 12.00%, 06/16/20 (c),(e)	8,563,102		5,223,492

Consumer Services — 0.1%
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (c),(e)	1,883,000		1,995,980

Containers & Packaging — 0.0%
BWAY Holding Co., 5.50%, 04/15/24 (c),(e)	471,000		481,009
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (c),(e)	701,000		720,558

			1,201,567

Entertainment Resources — 0.0%
Production Resource Group, 1.00%, 12/29/17 (c),(d),(g)	120,798		120,798

Financial Services — 0.0%
MF Global Holdings Ltd.,
3.38%, 08/01/18 (a),(c),(d),(j)	$4,770,000		1,347,525
6.25%, 08/08/16 (a),(c),(d),(j)	1,847,000		521,778

			1,869,303

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Health Care Facilities & Services — 0.0%
Universal Hospital Services, Inc., 7.63%, 08/15/20 (c)	$1,225,000		$1,244,906

Industrial Other — 0.0%
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (c),(e)	1,592,000		1,584,040

Medical Equipment & Devices Manufacturing — 0.1%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (c),(e)	2,123,000		2,027,465

Metals & Mining — 0.2%
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b),(c)	5,719,000		6,197,966
Freeport-McMoRan, Inc., 5.45%, 03/15/43 (c)	1,035,000		892,481

			7,090,447

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(c)	660,000		607,200

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (c),(e)	1,095,000		1,097,738
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (c)	649,000		655,490
NGPL PipeCo LLC, 7.12%, 12/15/17 (c),(e)	1,435,000		1,461,906

			3,215,134

Publishing & Broadcasting — 0.6%
American Media, Inc., 0.00%, 03/01/22 (c),(e),(k)	24,366,317		20,498,164
LBI Media, Inc.,
10.00%, 04/15/19 (c),(e),(l)	4,201,000		4,179,995
13.50%, 04/15/20 (c),(e),(j)	3,761,821		1,843,292

			26,521,451

Railroad — 0.0%
Florida East Coast Holdings Corp.,
6.75%, 05/01/19 (c),(e)	1,215,000		1,245,861
9.75%, 05/01/20 (c),(e)	392,000		420,910

			1,666,771

Renewable Energy — 0.0%
Ultra Resources, 4.98%, 12/31/49 (c),(d)	371,174		14,847

Retail — Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(c),(e)	9,946,000		9,970,865

Software & Services — 0.1%
CURO Financial Technologies Corp., 12.00%, 03/01/22 (c),(e)	2,100,000		2,205,000
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22 (c),(e)	1,496,000		1,490,390
Syniverse Holdings, Inc., 9.13%, 01/15/19 (c)	149,000		144,530

			3,839,920

Wireless Telecommunications Services — 0.1%
Sprint Communications, Inc.,
8.38%, 08/15/17 (c)	1,000,000		1,007,500
9.00%, 11/15/18 (c),(e)	1,650,000		1,790,761

			2,798,261

Total United States			72,860,085

TOTAL CORPORATE BONDS & NOTES (COST $161,080,241)			173,403,203

SOVEREIGN DEBT — 6.5%
Africa Finance Corp., 3.88%, 04/13/24	3,944,000		3,905,349
Argentina Bonar Bonds, 22.51%, 10/09/17 (g)	158,108,151	ARS	9,968,556
Argentine Bonos del Tesoro,
21.20%, 09/19/18	47,921,319	ARS	3,079,947
22.75%, 03/05/18	90,988,420	ARS	5,911,893

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Argentine Republic Government International Bond,
2.26%, 12/31/38 (g),(l)	10,718,403	EUR	7,704,875
3.88%, 01/15/22	4,213,000	EUR	4,781,802
5.00%, 01/15/27	631,000	EUR	671,588
5.63%, 01/26/22	$2,547,000		2,608,128
5.83%, 12/31/33 (g)	2,305,061	ARS	1,044,225
7.13%, 06/28/2117	$1,203,000		1,091,723
7.82%, 12/31/33	9,490,987	EUR	11,420,544
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(c)	17,996,297	EUR	22,115,123
Eastern and Southern African Trade and Development Bank, 5.38%, 03/14/22	$4,068,000		4,143,535
Ecuador Government International Bond, 10.75%, 03/28/22	1,316,000		1,404,830
Egypt Government International Bond, 6.13%, 01/31/22	5,498,000		5,616,207
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(c)	25,516,121	EUR	30,824,794
Hellenic Republic Government Bond REG S, 4.75%, 04/17/19 (e)	10,034,000	EUR	11,645,196
Honduras Government International Bond, 8.75%, 12/16/20	$655,000		743,995
Japan Treasury Discount Bill, 0.00%, 09/25/17 (c),(k)	3,000,000,000	JPY	26,678,168
Mexican Bonos,
6.50%, 06/09/22	135,900,000	MXN	7,444,314
10.00%, 12/05/24 (b),(c)	315,050,000	MXN	20,682,070
National Highways Authority of India, 7.30%, 05/18/22	240,000,000	INR	3,741,056
Pakistan Government International Bond REG S, 6.75%, 12/03/19	$2,835,000		2,989,170
Paraguay Government International Bond,
4.63%, 01/25/23	3,779,000		3,937,151
4.70%, 03/27/27	559,000		573,674
Republic of Guatemala REG S, 4.38%, 06/05/27	2,459,000		2,440,558
Republic of Iraq REG S, 5.80%, 01/15/28	3,123,000		2,770,594
Republic of South Africa Government Bond, 8.75%, 02/28/48	45,159,492	ZAR	3,077,370
Russian Government Bond, 7.40%, 12/07/22	1,267,386,000	RUB	21,124,139
Sweden Government Bond, 1.00%, 11/12/26 (b),(c)	177,000,000	SEK	21,678,597
Ukraine Government International Bond , 7.750%, 09/01/19 - 09/01/21	$10,806,000		11,047,787
United Kingdom Gilt Inflation Linked Bond REG S , 0.125%, 03/22/24 - 03/22/26 (b),(c)	26,567,790	GBP	40,640,626
Uruguay Government International Bond, 9.88%, 06/20/22	74,338,000	UYU	2,667,230

TOTAL SOVEREIGN DEBT (COST $301,695,580)			300,174,814

MORTGAGE-BACKED SECURITIES — 30.5%
Bermuda — 0.3%
Collateralized Mortgage Obligation (Residential) — 0.3%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.52%, 07/25/25 (c),(e),(g)	4,954,543		5,023,907
Oaktown RE Ltd., Series 2017-1A, Class M2, 5.22%, 04/25/27 (c),(e),(g),(h)	7,988,000		7,985,603

Total Bermuda			13,009,510

Cayman Islands — 0.4%
Collateralized Debt Obligation (Commercial) — 0.2%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2015-FL1A, Class B, 4.41%, 03/15/25 (c),(d),(e),(g)	639,000		639,000
BSPRT Issuer Ltd., Series 2017-FL1, Class C, 5.33%, 06/15/27 (c),(d),(e),(g)	4,070,000		4,069,593
Gramercy Real Estate CDO Ltd.,
Series 2006-1A, Class E, 1.86%, 07/25/41 (c),(d),(e),(g)	60,858		59,988
Series 2007-1A, Class BFX, 6.00%, 08/15/56 (c),(d),(e)	536,000		5,253
N-Star Real Estate CDO Ltd., Series 2005-5A, Class A1, 1.48%, 09/22/45 (c),(d),(e),(g)	469,477		457,740
Sorin Real Estate CDO Ltd.,
Series 2005-1A, Class A2, 1.52%, 06/07/40 (c),(d),(e),(g)	1,689,103		1,658,192
Series 2005-1A, Class B, 1.58%, 06/07/40 (c),(d),(e),(g)	2,813,000		2,728,610
Series 2006-4A, Class C, 1.70%, 10/28/46 (c),(d),(e),(g)	738,000		686,340

			10,304,716

Collateralized Mortgage Obligation (Residential) — 0.1%
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 3.05%, 02/01/22 (c),(e),(g)	5,477,442		5,429,241

Commercial Mortgage-Backed Securities — 0.1%
PFP Ltd., Series 2017-3, Class D, 4.67%, 01/14/35 (c),(e),(g)	1,000,000		1,005,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 5.17%, 03/15/32 (c),(e),(g)	$1,500,000	$1,508,250
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 1.24%, 05/09/46 (c),(d),(e),(g)	1,708,233	1,704,816

		4,218,166

Total Cayman Islands		19,952,123

United States — 29.8%
Collateralized Mortgage Obligation (Residential) — 16.2%
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.54%, 07/25/37 (c),(g)	182,618	178,034
ChaseFlex Trust, Series 2007-2, Class A2, 1.56%, 05/25/37 (c),(g)	1,027,899	943,714
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (c)	455,700	456,156
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 3.82%, 05/25/24 (b),(c),(g),(h)	31,943,501	33,694,005
Series 2014-C03, Class 1M2, 4.22%, 07/25/24 (b),(c),(g),(h)	11,622,184	12,376,464
Series 2015-C02, Class 1M2, 5.22%, 05/25/25 (c),(g),(h)	25,502,136	27,542,307
Series 2015-C03, Class 1M2, 6.22%, 07/25/25 (c),(g),(h)	4,371,956	4,865,550
Series 2015-C03, Class 2M2, 6.22%, 07/25/25 (c),(g),(h)	2,007,566	2,220,770
Series 2015-C04, Class 2M2, 6.77%, 04/25/28 (c),(g),(h)	9,664,000	10,855,571
Series 2015-C04, Class 1M2, 6.92%, 04/25/28 (c),(g),(h)	7,759,000	8,833,622
Series 2016-C01, Class 1M2, 7.97%, 08/25/28 (b),(c),(g)	12,291,000	14,883,172
Series 2016-C01, Class 2M2, 8.17%, 08/25/28 (b),(c),(g)	15,363,000	18,407,947
Series 2016-C02, Class 1M2, 7.22%, 09/25/28 (c),(g)	26,712,000	31,148,863
Series 2016-C03, Class 2M2, 7.12%, 10/25/28 (c),(g)	4,336,000	5,058,378
Series 2016-C05, Class 2M2, 5.67%, 01/25/29 (c),(g)	4,514,000	4,977,136
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (c)	878,840	870,667
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(c)	1,109,546	1,100,892
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.13%, 04/25/36 (c),(g)	16,772	17,213
Series 2006-BC4, Class 2A2, 1.38%, 11/25/36 (c),(g)	166,181	165,566
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.69%, 09/25/45 (c),(g)	866,000	802,522
Series 2016-DNA3, Class M3, 6.22%, 12/25/28 (c),(g)	1,784,000	2,046,426
Series 2016-DNA4, Class M3, 5.02%, 03/25/29 (c),(g)	1,500,000	1,624,050
Series 2016-HQA4, Class M3, 5.12%, 04/25/29 (c),(g)	17,027,000	18,498,133
Series 2017-DNA2, Class M2, 4.67%, 10/25/29 (c),(g)	2,000,000	2,109,400
Series 2017-HQA1, Class M2, 4.77%, 08/25/29 (c),(g)	10,038,000	10,611,170
Series 2017-HQA2, Class M2, 3.81%, 12/25/29 (c),(g)	17,574,000	17,602,118
Federal National Mortgage Association,
3.50%, 08/01/47 (c),(m)	104,000,000	106,818,400
4.00%, 08/01/47 (c),(m)	58,500,000	61,465,950
4.50%, 08/01/47 (c),(m)	57,500,000	61,657,250
Series 2016-C06, Class 1M2, 5.47%, 04/25/29 (c),(g)	37,197,000	40,976,215
Series 2016-C07, Class 2M2, 5.57%, 04/25/29 (c),(g)	29,355,000	32,076,208
Series 2017-C01, Class 1M2, 4.77%, 07/25/29 (c),(g)	20,447,000	21,604,300
Series 2017-C02, Class 2M2, 4.87%, 09/25/29 (c),(g),(h)	18,970,000	20,119,582
Series 2017-C03, Class 1M2, 4.22%, 10/25/29 (c),(g)	12,519,000	12,865,776
Series 2017-C04, Class 2M2, 4.07%, 11/25/29 (c),(g)	20,695,000	20,957,827
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1.74%, 01/25/36 (b),(c),(g)	538,416	518,656
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 5.47%, 11/25/23 (b),(c),(g),(h)	23,777,000	26,459,046
Series 2014-HQ2, Class M3, 4.97%, 09/25/24 (b),(c),(g)	6,440,835	7,242,719
Series 2014-HQ3, Class M3, 5.97%, 10/25/24 (c),(g)	783,000	867,956
Series 2015-DNA3, Class M3, 5.92%, 04/25/28 (c),(g),(h)	5,300,088	6,090,861
Series 2015-HQA1, Class M3, 5.92%, 03/25/28 (c),(g)	4,242,000	4,801,944
Series 2015-HQA1, Class B, 10.02%, 03/25/28 (c),(d),(g)	5,394,962	6,192,337
Series 2015-HQA2, Class M3, 6.02%, 05/25/28 (c),(g)	5,130,000	5,895,909
Series 2016-DNA1, Class M3, 6.77%, 07/25/28 (b),(c),(g)	36,678,000	43,170,006
Series 2016-DNA2, Class M3, 5.87%, 10/25/28 (c),(g)	9,840,000	11,075,904
Series 2016-HQA1, Class M3, 7.57%, 09/25/28 (c),(g)	4,562,000	5,588,906
Series 2016-HQA2, Class M3, 6.37%, 11/25/28 (c),(g),(h)	14,088,000	16,411,111

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(c)	$345,678	$339,663

		745,086,372

Commercial Mortgage-Backed Securities — 12.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 4.49%, 09/15/26 (c),(e),(g)	1,000,000	1,006,100
Series 2014-ICTS, Class D, 2.89%, 06/15/28 (c),(e),(g)	2,000,000	1,975,600
Series 2014-ICTS, Class E, 3.94%, 06/15/28 (c),(e),(g)	3,150,000	3,134,565
Series 2015-ASMB, Class MZB, 9.91%, 01/09/20 (b),(c),(d),(e),(g)	19,075,000	19,063,555
Series 2016-ASHF, Class E, 8.04%, 12/15/33 (c),(e),(g)	1,000,000	1,023,100
Series 2016-ASMZ, Class MZA, 10.41%, 12/15/17 (c),(d),(e),(g)	34,800,000	34,928,760
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class AJ, 5.70%, 07/10/46 (b),(g)	3,096,742	3,096,742
Series 2007-2, Class AJ, 5.76%, 04/10/49 (c),(g)	592,407	570,784
Series 2007-3, Class AJ, 5.87%, 06/10/49 (b),(g),(h)	7,439,672	7,525,228
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 6.11%, 05/15/32 (c),(e),(g)	4,989,000	5,010,952
BBCMS Trust,
Series 2014-BXO, Class E, 3.55%, 08/15/27 (c),(e),(g)	1,000,000	1,000,900
Series 2014-BXO, Class D, 3.55%, 08/15/27 (c),(e),(g)	2,084,912	2,089,290
Series 2015-RRMZ, Class M1, 6.99%, 05/15/20 (c),(e),(g)	4,632,858	4,667,141
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B, 5.33%, 12/11/38 (c),(e)	7,753,000	7,791,765
Series 2006-PW14 SEQ, Class AJ, 5.27%, 12/11/38 (c)	2,126,362	2,144,436
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (b),(g)	71,583	71,533
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (b)	2,073,469	2,082,177
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (b),(e),(h)	980,707	985,610
Series 2007-PW16, Class D, 5.85%, 06/11/40 (c),(e),(g)	1,741,000	1,706,180
Series 2007-PW16, Class AJ, 5.85%, 06/11/40 (b),(g)	795,975	800,194
Series 2007-PW16, Class C, 5.85%, 06/11/40 (c),(d),(e),(g)	446,000	451,263
Series 2007-PW17, Class AJ, 6.12%, 06/11/50 (b),(g),(h)	14,683,441	14,903,693
BLCP Hotel Trust, Series 2014-CLMZ, Class M, 6.89%, 08/15/29 (c),(e),(g)	1,262,837	1,274,708
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL3, 4.73%, 05/15/29 (c),(e),(g)	3,000,000	3,007,500
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (c),(d),(g)	1,051,120	605,971
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPB, 4.98%, 12/15/27 (b),(c),(e),(g)	4,675,000	4,692,297
Series 2014-BXCH, Class EPA, 5.38%, 12/15/27 (c),(e),(g)	2,667,587	2,677,457
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class D, 6.28%, 04/15/44 (c),(e),(g)	2,900,000	3,116,920
Series 2016-C6, Class D, 4.37%, 11/10/49 (c),(e),(g)	3,266,000	2,601,042
Series 2016-C7, Class D, 4.44%, 12/10/54 (c),(e)	1,605,000	1,278,061
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.20%, 03/15/49 (b),(g)	1,594,396	1,587,221
Series 2006-C5, Class AJ, 5.48%, 10/15/49 (b)	6,033,136	5,746,562
Series 2015-GC29, Class D, 3.11%, 04/10/48 (c),(e),(h)	4,286,000	3,169,497
Series 2015-GC31, Class D, 4.20%, 06/10/48 (c),(g)	1,850,000	1,427,460
Series 2015-P1, Class D, 3.23%, 09/15/48 (c),(e)	1,193,000	967,762
Series 2016-C3, Class D, 3.00%, 11/15/49 (c),(e)	1,826,000	1,327,685
Series 2016-P6, Class D, 3.25%, 12/10/49 (c),(e)	1,030,000	780,019
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (c),(e)	2,000,000	1,996,600
COBALT Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.06%, 05/15/46 (c),(g)	15,126,000	15,284,823
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b),(h)	15,078,725	15,206,894
Series 2007-C9, Class H, 5.99%, 12/10/49 (c),(e),(g)	4,221,000	4,231,552
Series 2007-C9, Class C, 5.99%, 12/10/49 (c),(g)	485,000	487,570
Series 2007-C9, Class D, 5.99%, 12/10/49 (c),(g)	1,323,000	1,330,012
Series 2014-PAT, Class E, 4.14%, 08/13/27 (b),(c),(e),(g)	2,400,000	2,409,840
Series 2014-TWC, Class E, 4.38%, 02/13/32 (b),(c),(e),(g)	2,300,000	2,312,420
Series 2015-CR23, Class D, 4.40%, 05/10/48 (b),(c),(g)	1,745,000	1,428,631
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class H, 5.85%, 02/15/39 (c),(e),(g)	1,651,000	1,664,208

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (c),(d),(e),(g)	$1,440,460	$1,440,316
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(c),(d),(h)	16,880,790	16,879,102
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (g),(h)	2,118,770	2,170,045
Series 2007-C4, Class AJ, 6.25%, 09/15/39 (g),(h)	4,237,070	4,285,796
Series 2007-C4, Class A1AJ, 6.25%, 09/15/39 (b),(g)	708,110	718,732
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (b),(g)	10,535,099	10,689,965
Series 2007-C1, Class AMFL, 1.36%, 02/15/40 (c),(d),(g)	22,911	22,109
Series 2015-DEAL, Class D, 4.26%, 04/15/29 (c),(e),(g)	3,025,000	3,040,730
Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 5.16%, 04/15/29 (b),(c),(e),(g)	3,900,000	3,924,570
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.35%, 06/15/57 (c),(g)	1,282,000	970,602
Series 2015-C3, Class D, 3.50%, 08/15/48 (c),(g),(h)	6,532,000	4,972,812
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B6, 6.11%, 06/10/32	1,106,206	1,122,800
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.30%, 12/10/49 (b),(g),(h)	14,585,900	14,702,587
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g),(h)	5,058,832	5,084,126
Great Wolf Trust,
Series 2015-WOLF, Class D, 4.66%, 05/15/34 (c),(e),(g)	3,758,000	3,795,580
Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 5.44%, 05/15/34 (c),(e),(g)	1,889,000	1,910,346
Series 2015-WOLF, Class F, 5.99%, 05/15/34 (c),(e),(g)	3,141,000	3,123,410
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.98%, 08/10/45 (b),(c),(g),(h)	20,078,953	20,370,098
Series 2013-GC12, Class D, 4.58%, 06/10/46 (c),(e),(g)	2,000,000	1,757,200
Hilton USA Trust, Series 2014-ORL, Class E, 4.41%, 07/15/29 (b),(c),(e),(g)	280,000	279,160
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, 4.96%, 11/15/29 (c),(e),(g)	3,000,000	3,011,400
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.67%, 01/12/43 (c),(g)	3,671,242	3,731,818
Series 2006-CB14, Class AJ, 5.84%, 12/12/44 (b),(g)	8,443,238	8,460,125
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (b),(g)	12,422,338	12,447,182
Series 2006-CB17 SEQ, Class AM, 5.46%, 12/12/43 (b)	137,348	137,279
Series 2006-LDP8, Class B, 5.52%, 05/15/45 (c),(g)	1,660,303	1,660,303
Series 2006-LDP8, Class D, 5.62%, 05/15/45 (c),(g)	1,895,000	1,892,726
Series 2007-CB20, Class AJ, 6.43%, 02/12/51 (b),(g),(h)	14,656,112	15,000,531
Series 2013-C10, Class D, 4.29%, 12/15/47 (c),(g)	5,200,000	4,710,680
Series 2014-BXH, Class E, 4.91%, 04/15/27 (c),(e),(g)	1,630,000	1,614,352
Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(c),(e),(g)	7,763,000	6,183,229
Series 2014-CBM, Class E, 5.01%, 10/15/29 (b),(c),(e),(g)	7,100,000	7,124,140
Series 2014-FL5, Class D, 4.66%, 07/15/31 (b),(c),(e),(g)	5,625,000	5,539,500
Series 2016-WPT, Class D, 4.91%, 10/15/33 (c),(e),(g)	1,500,000	1,509,450
Series 2016-WPT, Class E, 6.16%, 10/15/33 (c),(e),(g)	2,600,000	2,614,820
Series 2016-WSP, Class E, 6.66%, 08/15/33 (c),(g)	14,711,000	15,014,047
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.88%, 10/15/48 (c),(e),(g)	5,074,000	3,708,587
Series 2015-C30, Class D, 3.95%, 07/15/48 (c),(g)	2,259,000	1,620,832
Series 2015-C30, Class C, 4.45%, 07/15/48 (c),(g),(h)	11,768,000	10,950,124
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class AJ, 6.42%, 07/15/40 (b),(g),(h)	14,801,627	15,127,263
Series 2007-C7, Class AJ, 6.50%, 09/15/45 (b),(g)	742,545	747,372
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.76%, 09/15/28 (c),(e),(g)	7,081,748	7,212,052
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.35%, 04/20/48 (c),(e),(g)	3,194,000	2,283,710
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.75%, 05/12/39 (b),(g)	2,409,915	2,401,480
Series 2007-C1, Class AM, 6.02%, 06/12/50 (b),(c),(g),(h)	17,941,523	18,120,938
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class C, 5.32%, 12/12/49 (c),(d),(g)	1,888,298	1,851,477
Series 2007-7, Class AM, 5.90%, 06/12/50 (b),(g),(h)	3,702,263	3,715,221
Series 2007-8, Class AMA, 6.08%, 08/12/49 (b),(g),(h)	15,020,037	15,072,607
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (c),(e)	3,660,000	2,888,472
Series 2015-C21, Class D, 4.30%, 03/15/48 (c),(e),(g)	4,754,000	3,936,787
Series 2015-C23, Class D, 4.27%, 07/15/50 (c),(e),(g)	2,195,000	1,843,800
Series 2015-C27, Class D, 3.24%, 12/15/47 (c),(e),(g)	1,466,500	1,089,170

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C29, Class D, 3.00%, 05/15/49 (c),(e)	$2,517,000	$1,878,689
Series 2016-C30, Class D, 3.00%, 09/15/49 (c),(e),(g)	1,323,000	989,207
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(e),(g)	991,000	737,106
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(g),(h)	6,891,984	6,898,876
Series 2007-IQ14, Class AM, 5.92%, 04/15/49 (b),(g),(h)	877,711	882,100
Series 2007-IQ14, Class AMFX, 5.92%, 04/15/49 (b),(g)	407,807	409,846
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (g),(h)	5,347,577	5,395,705
Series 2015-UBS8, Class D, 3.18%, 12/15/48 (c),(e)	1,523,000	1,283,127
Series 2016-UB12, Class D, 3.31%, 12/15/49 (c),(e)	1,761,000	1,293,278
Morgan Stanley Capital Trust,
Series 2007-IQ13 SEQ, Class AJ, 5.44%, 03/15/44 (c)	1,027,290	1,001,094
Series 2007-IQ15, Class AJ, 6.13%, 06/11/49 (c),(g)	2,351,703	2,367,930
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (c),(e)	1,000,000	1,000,100
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 5.78%, 01/15/45 (c),(e),(g)	468,000	470,574
Series 2006-C25, Class D, 6.03%, 05/15/43 (c),(d),(g)	1,437,334	1,438,052
Series 2006-C26, Class AM, 6.28%, 06/15/45 (b),(g),(h)	10,086,954	10,152,519
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(g),(h)	5,463,468	5,545,420
Series 2006-C29, Class AJ, 5.37%, 11/15/48 (c),(g)	5,422,688	5,452,513
Series 2006-C29, Class B, 5.43%, 11/15/48 (c),(d),(g)	2,659,000	2,674,954
Series 2006-C29, Class C, 5.44%, 11/15/48 (c),(d),(g)	535,775	539,258
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (c),(g),(h)	11,861,334	12,039,254
Series 2007-C31, Class D, 6.19%, 04/15/47 (c),(d),(g)	2,117,000	2,141,345
Series 2007-C31, Class AJ, 5.66%, 04/15/47 (c),(d),(g)	1,439,385	1,465,294
Series 2007-C32, Class AJ, 5.92%, 06/15/49 (c),(g)	15,208,437	15,352,917
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 5.51%, 06/15/29 (c),(e),(g)	3,000,000	3,022,500
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(e)	6,903,000	5,143,425
Series 2015-C31, Class D, 3.85%, 11/15/48 (c)	3,546,000	2,704,889
Series 2015-LC20, Class D, 4.51%, 04/15/50 (c),(e),(g),(h)	5,292,000	4,262,177
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (c),(g)	9,532,000	9,164,065
Series 2015-NXS4, Class E, 3.75%, 12/15/48 (c),(e),(g)	2,629,000	1,925,742
Series 2016-C34, Class D, 5.20%, 06/15/49 (c),(e),(g)	2,764,000	2,212,582
Series 2016-NXS6, Class D, 3.06%, 11/15/49 (c),(e)	1,307,000	925,095

		591,893,473

Interest Only Commercial Mortgage-Backed Securities — 0.6%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.22%, 01/10/48 (b),(g)	33,288,517	292,939
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.30%, 04/10/48 (c),(g),(h)	14,341,928	893,502
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.39%, 08/10/47 (c),(g),(h)	20,671,596	1,201,020
Series 2014-UBS5, Class XA, 1.20%, 09/10/47 (b),(c),(g)	3,999,926	182,797
Series 2015-CR23, Class XA, 1.13%, 05/10/48 (b),(c),(g)	12,321,077	633,303
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 1.01%, 06/15/57 (b),(c),(g)	40,765,960	1,960,843
Series 2015-C3, Class XA, 1.01%, 08/15/48 (c),(g)	34,554,995	1,599,896
FHLMC Multi-Family Structured, Series K043, Class X3, 1.69%, 02/25/43 (c),(g)	6,874,000	697,711
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.98%, 09/10/47 (b),(c),(g)	13,956,387	604,312
Series 2015-GC32, Class XA, 1.02%, 07/10/48 (c),(g),(h)	23,970,417	1,191,330
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.84%, 07/15/48 (c),(g)	52,813,934	1,837,925
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.40%, 08/15/47 (b),(c),(g)	25,370,010	1,334,462
Series 2014-C19, Class XA, 1.29%, 12/15/47 (c),(g)	12,724,642	669,316
Series 2015-C22, Class XA, 1.30%, 04/15/48 (c),(g)	19,330,903	1,194,650
Series 2015-C23, Class XA, 0.88%, 07/15/50 (c),(g),(h)	56,915,769	2,100,192
Series 2015-C25, Class XA, 1.29%, 10/15/48 (c),(g)	36,312,516	2,512,826
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class XA, 0.89%, 06/15/48 (c),(g),(h)	122,631,156	5,224,087
Series 2016-C32, Class XA, 1.51%, 01/15/59 (c),(g)	35,080,796	2,925,738
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.07%, 09/15/57 (b),(c),(g)	1,841,087	87,452

		27,144,301

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Inverse Interest Only Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association,
Series 2014-28, Class SB, 4.83%, 05/25/44 (c),(g)	$27,092,895	$4,939,035
Series 2015-13, Class ST, 4.38%, 03/25/45 (b),(c),(g)	15,856,418	2,763,773

		7,702,808

Total United States		1,371,826,954

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,353,057,735)		1,404,788,587

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
United States — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage Association,
Series 2009-106, Class SL, 4.89%, 04/20/36 (b),(c),(g)	11,387,624	1,742,306
Series 2011-157, Class LS, 5.42%, 12/20/41 (b),(c),(g)	7,278,704	1,624,607
Series 2012-96, Class SA, 4.89%, 08/20/42 (b),(c),(g)	7,584,084	1,468,279
Series 2013-188, Class SA, 4.94%, 12/20/43 (b),(c),(g)	7,615,716	1,166,728
Series 2014-116, Class SC, 4.39%, 08/20/44 (b),(c),(g)	5,226,725	848,820
Series 2015-148, Class SL, 4.47%, 10/20/45 (b),(c),(g)	20,791,230	3,407,683
Series 2015-151, Class SC, 4.94%, 10/20/45 (b),(c),(g)	12,673,309	2,349,631
Series 2015-161, Class AS, 4.99%, 11/20/45 (b),(c),(g)	10,279,685	2,330,405
Series 2015-162, Class LS, 4.99%, 11/20/45 (b),(c),(g)	14,490,127	3,082,050
Series 2016-5, Class QS, 4.99%, 01/20/46 (b),(c),(g)	16,520,063	3,239,584
Series 2017-73, Class SM, 4.99%, 05/20/47 (c),(g)	9,809,610	2,132,609
Series 2017-78, Class CS, 4.99%, 05/20/47 (c),(g)	19,252,542	4,399,206

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $28,217,123)		27,791,908

U.S. TREASURY OBLIGATIONS — 1.9%
United States — 1.9%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(c)	30,600,600	29,509,168
0.38%, 07/15/25 (b),(c)	7,217,140	7,161,597
0.63%, 01/15/26 (b),(c)	49,391,520	49,694,340

TOTAL U.S. TREASURY OBLIGATIONS (COST $88,622,815)		86,365,105

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 1.7%
iShares Core MSCI Emerging Markets ETF (b),(c)	218,413	10,929,387
iShares JP Morgan USD Emerging Markets Bond ETF (b),(c)	81,100	9,274,596
Powershares QQQ Trust Series 1	8,480	1,167,187
SPDR Dow Jones International Real Estate ETF (b),(c)	241,045	9,183,814
Vanguard FTSE Emerging Markets ETF (b),(c)	289,844	11,834,331
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	289,757	16,298,831
Vanguard REIT ETF (b),(c)	247,138	20,569,296

TOTAL EXCHANGE-TRADED FUNDS (COST $77,339,281)		79,257,442

INVESTMENTS IN INVESTEE FUNDS — 6.7%
Cayman Islands — 4.1%
GCM Offshore Equity Partners LP (cost $ 30,211,561) (d),(n)		39,221,512
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (d),(n)	125,000	149,826,250

Total Cayman Islands		189,047,762

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
United States — 2.6%
GCM Equity Partners LP (cost $ 91,734,684) (d),(n)		$119,580,649

Total United States		119,580,649

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		308,628,411

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.2%
Exchange-Traded Call Options — 0.1%
Air Liquide SA Strike Price 78.00 EUR Expires 07/21/17	323	4,427
Banco Bilbao Vizcaya Argentaria SA Strike Price 7.50 EUR Expires 07/21/17	2,420	22,112
Bank of America Corp. Strike Price 24.00 USD Expires 09/15/17	3,986	494,264
Bayer AG Strike Price 125.00 EUR Expires 07/21/17	323	1,844
BNP Paribas SA Strike Price 64.00 EUR Expires 07/21/17	403	41,426
Compagnie de Saint Gobain Strike Price 48.00 EUR Expires 07/21/17	323	12,912
Compagnie de Saint Gobain Strike Price 49.00 EUR Expires 07/21/17	323	4,796
Danone Strike Price 70.00 EUR Expires 07/21/17	161	3,494
Danone SA Strike Price 68.00 EUR Expires 07/21/17	170	8,737
Deutsche Telekom AG Strike Price 17.50 EUR Expires 07/21/17	2,465	5,631
E.ON SE Strike Price 7.60 EUR Expires 07/21/17	3,400	267,948
E.ON SE Strike Price 9.00 EUR Expires 07/21/17	3,226	11,054
Engie Strike Price 14.50 EUR Expires 07/21/17	1,275	1,456
Engie Strike Price 14.00 EUR Expires 07/21/17	1,700	7,767
Ericsson LM Strike Price 64.00 SEK Expires 07/21/17	1,700	13,116
Euro Stoxx 50 Strike Price 3,575.00 EUR Expires 07/21/17	1,671	93,518
Euro Stoxx 50 Strike Price 3,600.00 EUR Expires 08/18/17	444	73,531
Euro Stoxx 50 Strike Price 3,650.00 EUR Expires 07/21/17	208	2,376
Euro STOXX Banks Index Strike Price 135.00 EUR Expires 09/15/17	3,638	779,089
Euro STOXX Banks Index Strike Price 115.00 EUR Expires 09/15/17	423	403,413
Euro STOXX Banks Index Strike Price 130.00 EUR Expires 09/15/17	423	135,276
Humana, Inc. Strike Price 250.00 USD Expires 08/18/17	92	41,400
Humana, Inc. Strike Price 250.00 USD Expires 11/17/17	154	137,060
iShares Nasdaq Biotechnology ETF Strike Price 320.00 USD Expires 08/18/17	109	61,367
iShares Russell 2000 ETF Strike Price 140.00 USD Expires 07/21/17	149	28,608
Koninklijke Ahold N.V. Strike Price 19.00 EUR Expires 07/21/17	807	922
LafargeHolcim Ltd. Strike Price 58.00 CHF Expires 07/21/17	282	3,235
Orange SA Strike Price 15.00 EUR Expires 07/21/17	1,613	1,842
Orange SA Strike Price 16.00 EUR Expires 07/21/17	1,700	1,942
Publicis Groupe Strike Price 72.00 EUR Expires 08/18/17	242	6,081
Publicis Groupe SA Strike Price 68.00 EUR Expires 08/18/17	242	25,981
Safran SA Strike Price 82.00 EUR Expires 07/21/17	94	7,193
SPDR S&P Regional Banking ETF Strike Price 53.00 USD Expires 09/15/17	1,178	418,190
Telefonica SA Strike Price 10.00 EUR Expires 08/18/17	735	4,197
Telefonica SA Strike Price 9.75 EUR Expires 08/18/17	735	8,395
Telefonica SA Strike Price 9.89 EUR Expires 08/18/17	320	2,193
Telefonica SA Strike Price 9.89 EUR Expires 09/15/17	2,999	41,104
Telefonica SA Strike Price 9.75 EUR Expires 09/15/17	1,985	36,275
Verizon Communication, Inc. Strike Price 47.00 USD Expires 07/21/17	1,020	4,080

		3,218,252

Exchange-Traded Put Options — 0.1%
Banco Santander SA Strike Price 5.75 EUR Expires 07/21/17	3,226	51,584
Bayer AG Strike Price 76.00 EUR Expires 06/15/18	511	68,869
Carrefour SA Strike Price 21.00 EUR Expires 07/21/17	807	22,121
Comcast Corp. Strike Price 36.25 USD Expires 08/18/17	255	9,435
Comcast Corp. Strike Price 37.50 USD Expires 07/21/17	255	6,120
Commerzbank AG Strike Price 10.20 EUR Expires 08/18/17	807	32,260
Commerzbank AG Strike Price 10.40 EUR Expires 07/21/17	807	26,730
DAX Index Strike Price 12,700.00 EUR Expires 07/21/17	16	34,475
Deutsche Bank AG Strike Price 15.50 EUR Expires 08/18/17	807	62,677
Deutsche Bank AG Strike Price 15.80 EUR Expires 07/21/17	807	52,538

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Contracts	Value
Euro Stoxx 50 Strike Price 3,500.00 EUR Expires 07/21/17	81	$75,954
Euro Stoxx 50 Strike Price 3,400.00 EUR Expires 08/18/17	65	43,727
Euro Stoxx 50 Strike Price 3,450.00 EUR Expires 08/18/17	49	44,940
Euro Stoxx 50 Strike Price 3,450.00 EUR Expires 07/21/17	111	74,799
Koninklijke Ahold Delhaize N.V. Strike Price 16.00 EUR Expires 07/21/17	806	7,365
Liberty Global PLC Strike Price 27.50 USD Expires 07/21/17	340	1,700
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	415	35,275
Orange Strike Price 14.00 EUR Expires 08/18/17	1,613	84,745
Powershares QQQ Trust, Series 1 Strike Price 138.00 USD Expires 07/21/17	148	33,448
Powershares QQQ Trust, Series 1 Strike Price 140.00 USD Expires 07/21/17	170	56,950
Publicis Groupe SA Strike Price 64.00 EUR Expires 08/18/17	242	41,737
S&P 500 Index Strike Price 2,210.00 USD Expires 07/21/17	57	5,700
SAP SE Strike Price 92.00 EUR Expires 07/21/17	323	82,637
SAP SE Strike Price 95.00 EUR Expires 07/21/17	323	154,575
T-Mobile US, Inc. Strike Price 65.00 USD Expires 07/21/17	170	74,800
Technology Select Sector SPDR Strike Price 56.00 USD Expires 07/21/17	844	115,628
Technology Select Sector SPDR Strike Price 55.00 USD Expires 12/15/17	1,014	252,486
Telefonica SA Strike Price 9.89 EUR Expires 09/15/17	1,093	122,340
Telefonica SA Strike Price 10.00 EUR Expires 09/15/17	1,920	234,643
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	32,688
Telefonica SA Strike Price 9.39 EUR Expires 09/15/17	2,373	168,040
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	383	18,591
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	30,267
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	373	27,266
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	580	46,371
Telefonica SA Strike Price 9.64 EUR Expires 09/15/17	1,823	164,489
Telefonica SA Strike Price 9.75 EUR Expires 09/15/17	7,656	769,498
Vivendi Strike Price 20.00 EUR Expires 07/21/17	807	69,129

		3,236,597

OTC Call Options — 0.0%
Microsoft Corp. Strike Price 80.00 USD Expires 01/18/19 Counterparty Morgan Stanley & Co. International plc (d)	217,400	682,120
Wells Fargo & Co. Strike Price 55.00 USD Expires 10/20/17 Counterparty UBS AG (d)	132,700	324,977

		1,007,097

OTC Put Options — 0.0%
Qorvo, Inc. Strike Price 100.00 USD Expires 01/18/19 Counterparty Bank of America, N.A. (d)	21,200	830,294
Vaneck Vectors Semiconductor ETF Strike Price 67.50 USD Expires 01/19/18 Counterparty Bank of America, N.A. (d)	175,000	324,493

		1,154,787

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $10,106,240)		8,616,733

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT-MONEY MARKET FUND — 10.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88% (o)	499,635,828	$499,635,828
SHORT-TERM INVESTMENT-MONEY MARKET FUND (COST $499,635,828)		499,635,828

TOTAL INVESTMENTS IN SECURITIES — 99.8% (COST $4,334,821,024) (p)		4,596,936,840

TOTAL SECURITIES SOLD SHORT — (25.4)% (PROCEEDS $1,133,654,153)		(1,172,293,034)

Other Assets (q) — 25.7%		1,185,475,643

Net Assets — 100.0%		$4,610,119,449

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax Cost		$4,334,821,024

Gross unrealized appreciation		$310,366,475
Gross unrealized depreciation		(48,250,659)

Net unrealized appreciation		$262,115,816

SECURITIES SOLD SHORT — (25.4)%
COMMON STOCK — (22.3)%
Australia — (0.0)%
Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	22,600	(804,334)
BHP Billiton PLC ADR	1,200	(36,912)

Total Australia		(841,246)

Belgium — (0.1)%
Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	48,700	(5,374,532)

Transportation & Logistics — (0.0)%
Euronav SA	1,200	(9,480)

Total Belgium		(5,384,012)

Bermuda — (0.0)%
Transportation & Logistics — (0.0)%
Golar LNG Ltd.	61,900	(1,377,275)
Teekay Corp.	60,300	(402,201)
Teekay Tankers Ltd. Class A	70,400	(132,352)

Total Bermuda		(1,911,828)

Brazil — (0.0)%
Consumer Products — (0.0)%
BRF SA ADR	19,100	(225,189)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	27,400	(58,910)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	13,400	(85,894)
Petroleo Brasileiro SA ADR	2,400	(19,256)

		(105,150)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	12,200	(138,592)

Real Estate — (0.0)%
Gafisa SA ADR	1,659	(10,900)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	600	(5,712)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
CPFL Energia SA ADR	1,020	$(16,269)

		(21,981)

Total Brazil		(560,722)

Canada — (0.4)%
Automotive — (0.0)%
Westport Innovations, Inc.	29,300	(68,855)

Banking — (0.1)%
Bank of Montreal	100	(7,336)
Bank of Nova Scotia	4,900	(294,637)
Canadian Imperial Bank of Commerce	16,300	(1,322,908)
Royal Bank of Canada	15,800	(1,145,816)
Toronto-Dominion Bank	3,145	(158,445)

		(2,929,142)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	14,124	(14,124)
Aquinox Pharmaceuticals, Inc.	3,800	(53,466)
Aralez Pharmaceuticals, Inc.	48,728	(65,783)
Arbutus Biopharma Corp.	10,100	(36,360)
Aurinia Pharmaceuticals, Inc.	28,600	(175,318)
Concordia International Corp.	24,300	(37,787)
Intellipharmaceutics International, Inc.	1,048	(2,190)
Novelion Therapeutics, Inc.	1,110	(10,245)
Sierra Oncology, Inc.	6,200	(7,254)
Sophiris Bio, Inc.	17,100	(37,620)
Trillium Therapeutics, Inc.	1,600	(7,040)
Xenon Pharmaceuticals, Inc.	100	(315)

		(447,502)

Chemicals — (0.0)%
BioAmber, Inc.	5,760	(14,803)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	(5,020)

Hardware — (0.1)%
Blackberry Ltd.	182,200	(1,820,178)
DragonWave, Inc.	10,957	(9,313)

		(1,829,491)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	6,400	(183,936)

Insurance — (0.0)%
Great-West Lifeco, Inc.	24,458	(662,939)

Media — (0.0)%
Shaw Communications, Inc. B Shares	1,400	(30,506)
Shopify, Inc. Class A	900	(78,210)

		(108,716)

Medical Equipment & Devices — (0.0)%
Neovasc, Inc.	14,088	(19,441)
Novadaq Technologies, Inc.	3,000	(35,160)

		(54,601)

Metals & Mining — (0.1)%
Alamos Gold, Inc. Class A	40,400	(290,072)
Alexco Resource Corp.	3,700	(4,884)
Asanko Gold, Inc.	100	(153)
Avino Silver & Gold Mines Ltd.	600	(960)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Barrick Gold Corp.	8,000	$(127,280)
Cameco Corp.	8,200	(74,620)
Eldorado Gold Corp.	4,700	(12,408)
Endeavour Silver Corp.	41,000	(125,050)
First Majestic Silver Corp.	116,500	(968,115)
Franco-Nevada Corp.	31,300	(2,258,608)
Gold Standard Ventures Corp.	29,500	(50,445)
Klondex Mines Ltd.	600	(2,022)
MAG Silver Corp.	1,100	(14,344)
Northern Dynasty Minerals Ltd.	170,800	(237,412)
Novagold Resources, Inc.	67,600	(308,256)
Osisko Gold Royalties Ltd.	2,000	(24,440)
Pan American Silver Corp.	100	(1,689)
Platinum Group Metals Ltd.	13,000	(10,863)
Pretium Resources, Inc.	81,200	(780,332)
Primero Mining Corp.	1,100	(380)
Richmont Mines, Inc.	700	(5,460)
Seabridge Gold, Inc.	36,300	(392,040)
Silver Standard Resources, Inc.	1,200	(11,652)
Turquoise Hill Resources Ltd.	29,500	(78,175)
Yamana Gold, Inc.	2,200	(5,346)

		(5,785,006)

Oil, Gas & Coal — (0.1)%
Baytex Energy Corp.	24,600	(59,778)
Canadian Natural Resources Ltd.	100	(2,879)
Cenovus Energy, Inc.	43,500	(320,595)
Crescent Point Energy Corp.	48,100	(367,965)
Enbridge, Inc.	2,372	(94,429)
Encana Corp.	116,200	(1,022,560)
Enerplus Corp.	50,900	(413,308)
Pembina Pipeline Corp.	9,105	(301,558)
Pengrowth Energy Corp.	35,300	(27,901)
Precision Drilling Corp.	700	(2,387)
TransCanada Corp.	30,400	(1,449,168)
Vermilion Energy, Inc.	2,300	(72,979)

		(4,135,507)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	4,750	(186,248)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	40,500	(117,450)
Hydrogenics Corp.	300	(3,030)

		(120,480)

Software — (0.0)%
Open Text Corp.	20,500	(646,570)
Sphere 3D Corp.	7,987	(1,526)

		(648,096)

Technology Services — (0.0)%
CGI Group, Inc. Class A	100	(5,107)

Telecommunications — (0.0)%
BCE, Inc.	7,400	(333,296)
Rogers Communications, Inc. B Shares	1,100	(51,931)

		(385,227)

Utilities — (0.0)%
Fortis, Inc.	1,500	(52,725)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
TransAlta Corp.	2,100	$(13,440)

		(66,165)

Total Canada		(17,636,841)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	100	(3,984)

Total Cayman Islands		(3,984)

Chile — (0.0)%
Banking — (0.0)%
Itau CorpBanca ADR	200	(2,662)

Consumer Products — (0.0)%
Cia Cervecerias Unidas SA ADR	1,600	(41,984)

Total Chile		(44,646)

China — (0.8)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	8,300	(36,935)
SORL Auto Parts, Inc.	2,600	(17,368)

		(54,303)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(237)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(482)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	14,500	(157,905)

Media — (0.1)%
58.com, Inc. ADR	46,800	(2,064,348)
Autohome, Inc. ADR	100	(4,536)
Ctrip.com International Ltd. ADR	60,400	(3,253,144)
Fang Holdings Ltd. ADR	127,800	(474,138)
Renren, Inc. ADR	2,140	(13,032)

		(5,809,198)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	1,500	(164,115)
PetroChina Co. Ltd. ADR	2,200	(134,816)

		(298,931)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	35,600	(740,480)
Yingli Green Energy Holding ADR	5,740	(13,030)

		(753,510)

Retail — Discretionary — (0.7)%
Alibaba Group Holding Ltd. ADR (c)	212,000	(29,870,800)
LightInTheBox Holding Co. Ltd. ADR	700	(2,023)

		(29,872,823)

Software — (0.0)%
NQ Mobile, Inc. ADR	20,100	(68,340)

Technology Services — (0.0)%
Baozun, Inc. ADR	100	(2,217)
China Information Technology, Inc.	100	(94)

		(2,311)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	19,100	$(95,882)
China Unicom Hong Kong Ltd. ADR	7,300	(109,208)
GDS Holdings Ltd. ADR	500	(4,635)

		(209,725)

Transportation & Logistics — (0.0)%
ZTO Express Cayman, Inc. ADR	18,800	(262,448)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	100	(2,779)

Total China		(37,492,992)

Colombia — (0.0)%
Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	8,800	(79,992)

Total Colombia		(79,992)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	5,033	(793)

Total Cyprus		(793)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.0)%
Novo Nordisk A/S B Shares (c)	62,850	(2,691,496)

Medical Equipment & Devices — (0.1)%
Coloplast A/S B Shares (c)	40,560	(3,389,163)

Total Denmark		(6,080,659)

Finland — (0.1)%
Hardware — (0.1)%
Nokia Oyj ADR	508,900	(3,134,824)

Total Finland		(3,134,824)

France — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Cellectis SA ADR	1,100	(28,402)

Total France		(28,402)

Germany — (0.5)%
Banking — (0.0)%
Deutsche Bank AG	132,278	(2,349,530)

Biotechnology & Pharmaceuticals — (0.5)%
Affimed NV	4,400	(9,020)
Bayer AG (c)	177,498	(22,948,955)

		(22,957,975)

Hardware — (0.0)%
voxeljet AG ADR	4,200	(18,312)

Total Germany		(25,325,817)

Ghana — (0.0)%
Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	63,000	(403,830)

Total Ghana		(403,830)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	3,000	$(1,125)
Star Bulk Carriers Corp.	180	(1,769)
Tsakos Energy Navigation Ltd.	5,900	(28,320)

Total Greece		(31,214)

Hong Kong — (0.0)%
Transportation & Logistics — (0.0)%
Seaspan Corp.	20,000	(142,800)

Total Hong Kong		(142,800)

India — (0.0)%
Media — (0.0)%
Eros International PLC	100	(1,145)
MakeMyTrip Ltd.	6,000	(201,300)

		(202,445)

Technology Services — (0.0)%
Wipro Ltd. ADR	14,200	(73,840)

Total India		(276,285)

Ireland — (0.1)%
Biotechnology & Pharmaceuticals — (0.0)%
Prothena Corp. PLC	2,600	(140,712)

Industrial Services — (0.1)%
AerCap Holdings NV	67,400	(3,129,382)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC ADR	25	(2,690)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	200	(2,690)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	8,300	(67,645)

Total Ireland		(3,343,119)

Israel — (0.2)%
Biotechnology & Pharmaceuticals — (0.2)%
Alcobra Ltd.	4,700	(5,264)
Foamix Pharmaceuticals Ltd.	1,100	(5,104)
Neuroderm Ltd.	2,400	(71,760)
Oramed Pharmaceuticals, Inc.	1,900	(14,763)
Teva Pharmaceutical Industries Ltd. ADR (c)	216,950	(7,207,079)
Vascular Biogenics Ltd.	5,600	(24,920)

		(7,328,890)

Chemicals — (0.0)%
Israel Chemicals Ltd.	600	(2,838)

Hardware — (0.0)%
Kornit Digital Ltd.	2,200	(42,570)
SuperCom Ltd.	200	(638)

		(43,208)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,900	(10,325)

Semiconductors — (0.0)%
Mellanox Technologies Ltd.	100	(4,275)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	$(3,600)

Total Israel		(7,393,136)

Italy — (0.0)%
Insurance — (0.0)%
Assicurazioni Generali SpA	72,123	(1,187,027)

Total Italy		(1,187,027)

Japan — (0.0)%
Banking — (0.0)%
Mitsubishi UFJ Financial Group, Inc. ADR	9,700	(65,475)
Mizuho Financial Group, Inc. ADR	400	(1,468)

		(66,943)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc. ADR	1,900	(11,476)

Media — (0.0)%
LINE Corp. ADR	13,900	(483,442)

Total Japan		(561,861)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	26,800	(408,700)
Navios Maritime Holdings, Inc.	19,600	(26,852)
Scorpio Tankers, Inc.	182,400	(724,128)

Total Monaco		(1,159,680)

Netherlands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
uniQure NV	4,300	(26,617)

Total Netherlands		(26,617)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	8,572	(11,401)

Transportation & Logistics — (0.0)%
Frontline Ltd.	48,640	(278,707)
Golden Ocean Group Ltd.	780	(5,242)
Nordic American Offshore Ltd.	1,900	(2,375)

		(286,324)

Total Norway		(297,725)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	36,800	(1,274,384)

Total Peru		(1,274,384)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	800	(40,392)

Total Republic of Korea		(40,392)

South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	13,100	(127,332)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
Sasol Ltd. ADR	1,600	$(44,720)

Total South Africa		(172,052)

Spain — (0.1)%
Banking — (0.1)%
Banco Santander SA ADR	393,799	(2,634,515)

Telecommunications — (0.0)%
Telefonica SA ADR	1	(10)

Utilities — (0.0)%
Abengoa Yield PLC	18	(385)

Total Spain		(2,634,910)

Switzerland — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
AC Immune SA	1,995	(17,556)
Vifor Pharma AG (c)	32,900	(3,626,583)

		(3,644,139)

Insurance — (0.0)%
Zurich Insurance Group AG	3,514	(1,022,794)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	1,600	(1,144)

Total Switzerland		(4,668,077)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	4,600	(37,720)

Total Taiwan		(37,720)

United Arab Emirates — (0.0)%
Consumer Products — (0.0)%
Amira Nature Foods Ltd.	100	(554)

Total United Arab Emirates		(554)

United Kingdom — (0.2)%
Banking — (0.1)%
Barclays PLC ADR	160,446	(1,699,123)
Lloyds Banking Group PLC ADR	18,702	(66,018)
Royal Bank of Scotland Group PLC ADR	42,300	(276,219)

		(2,041,360)

Consumer Products — (0.1)%
Coca-Cola European Partners PLC	10,700	(435,169)
Unilever NV	74,276	(4,105,234)

		(4,540,403)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. Class A	6,400	(85,120)
InterContinental Hotels Group PLC ADR	100	(5,545)

		(90,665)

Machinery — (0.0)%
Pentair PLC	1,600	(106,464)

Media — (0.0)%
Liberty Global PLC A Shares	100	(3,246)
Pearson PLC ADR	6,600	(59,202)

		(62,448)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	3,200	$(2,144)

Metals & Mining — (0.0)%
Ferroglobe PLC (d)	400	0

Oil, Gas & Coal — (0.0)%
BP PLC ADR	3,835	(132,883)

		(132,883)

Technology Services — (0.0)%
RELX NV ADR	100	(2,068)

Transportation & Logistics — (0.0)%
Globus Maritime Ltd.	1,232	(1,515)
Navigator Holdings Ltd.	4,500	(37,350)

		(38,865)

Total United Kingdom		(7,017,300)

United States — (19.6)%
Aerospace & Defense — (0.1)%
American Outdoor Brands Corp.	9,900	(219,384)
Arconic, Inc.	1,295	(29,072)
Axon Enterprise, Inc.	23,100	(580,734)
Harris Corp.	18	(1,964)
Orbital ATK, Inc.	192	(18,885)
Rockwell Collins, Inc.	200	(21,015)
Sturm Ruger & Co., Inc.	100	(6,235)
Teledyne Technologies, Inc.	700	(89,355)
Textron, Inc.	2,800	(131,880)
TransDigm Group, Inc.	4,300	(1,156,141)
Triumph Group, Inc.	700	(22,120)

		(2,276,785)

Apparel & Textile Products — (0.2)%
Columbia Sportswear Co.	100	(5,806)
Hanesbrands, Inc.	158,200	(3,663,912)
Iconix Brand Group, Inc.	25,900	(178,969)
Lakeland Industries, Inc.	1,200	(17,400)
Naked Brand Group, Inc.	494	(756)
PVH Corp.	100	(11,450)
Sequential Brands Group, Inc.	12,400	(49,476)
Skechers U.S.A., Inc. Class A	66,000	(1,947,000)
Steven Madden Ltd.	200	(7,990)
Under Armour, Inc. Class A	226,700	(4,932,992)

		(10,815,751)

Asset Management — (0.1)%
Affiliated Managers Group, Inc.	1,800	(298,548)
Artisan Partners Asset Management, Inc. Class A	16,700	(512,690)
Charles Schwab Corp.	31,700	(1,361,832)
Eaton Vance Corp.	7,200	(340,704)
Fifth Street Asset Management, Inc.	1,800	(8,730)
Form Holdings Corp.	4,150	(6,847)
GSV Capital Corp.	100	(434)
Kennedy-Wilson Holdings, Inc.	9,000	(171,450)
Ladenburg Thalmann Financial Services, Inc.	100	(244)
Legg Mason, Inc.	200	(7,590)
Leucadia National Corp.	8,800	(230,208)
Medley Capital Corp.	5,900	(37,701)
Real Industry, Inc.	100	(290)
T Rowe Price Group, Inc.	20,865	(1,548,392)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Waddell & Reed Financial, Inc. Class A	8,700	$(164,256)
WisdomTree Investments, Inc.	60,500	(615,285)
ZAIS Group Holdings, Inc.	1,846	(4,301)

		(5,309,502)

Automotive — (0.2)%
Adient PLC	4,900	(320,362)
American Axle & Manufacturing Holdings, Inc.	1,200	(18,720)
Cooper Tire & Rubber Co.	36,800	(1,328,480)
Dorman Products, Inc.	2,100	(173,817)
Ford Motor Co.	303,100	(3,391,689)
Harley-Davidson, Inc.	34,100	(1,842,082)
Horizon Global Corp.	1,900	(27,284)
REV Group, Inc.	8,400	(232,512)

		(7,334,946)

Banking — (0.1)%
Banc of California, Inc.	49,400	(1,062,100)
Bank of America Corp.	19,324	(468,800)
BankUnited, Inc.	1,000	(33,710)
Chemical Financial Corp.	293	(14,184)
ConnectOne Bancorp, Inc.	23	(519)
FB Financial Corp.	1,000	(36,190)
First Busey Corp.	34	(997)
Flagstar Bancorp, Inc.	3,500	(107,870)
FNB Corp.	59,055	(836,219)
Hilltop Holdings, Inc.	100	(2,621)
HomeStreet, Inc.	400	(11,070)
Hope Bancorp, Inc.	4,138	(77,174)
MB Financial, Inc.	36	(1,585)
New York Community Bancorp, Inc.	5,900	(77,467)
Northwest Bancshares, Inc.	100	(1,561)
Old National Bancorp	9	(155)
PacWest Bancorp	1	(47)
People’s United Financial, Inc.	78,355	(1,383,749)
Sterling Bancorp	8	(186)
TFS Financial Corp.	8,152	(126,111)
Towne Bank	40	(1,232)
United Bankshares, Inc.	3	(118)
Wells Fargo & Co.	1,880	(104,171)

		(4,347,836)

Biotechnology & Pharmaceuticals — (3.1)%
AbbVie, Inc.	207,000	(15,009,570)
Abeona Therapeutics, Inc.	6,600	(42,240)
ACADIA Pharmaceuticals, Inc.	78,800	(2,197,732)
Acceleron Pharma, Inc.	11,900	(361,641)
AcelRx Pharmaceuticals, Inc.	300	(645)
Achaogen, Inc.	32,900	(714,917)
Achillion Pharmaceuticals, Inc.	16,800	(77,112)
Aclaris Therapeutics, Inc.	4,700	(127,464)
Actinium Pharmaceuticals, Inc.	20,600	(25,132)
Adamas Pharmaceuticals, Inc.	6,700	(117,183)
Adamis Pharmaceuticals Corp.	11,400	(59,280)
Aduro Biotech, Inc.	10,100	(115,140)
Advaxis, Inc.	29,600	(192,104)
Adverum Biotechnologies, Inc.	400	(1,000)
Aerie Pharmaceuticals, Inc.	100	(5,230)
Agenus, Inc.	31,200	(121,992)
Agile Therapeutics, Inc.	4,300	(16,125)
Agios Pharmaceuticals, Inc.	4,400	(226,380)
Aimmune Therapeutics, Inc.	100	(2,056)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Akebia Therapeutics, Inc.	11,300	$(162,381)
Alder Biopharmaceuticals, Inc.	35,200	(403,040)
Alexion Pharmaceuticals, Inc.	200	(24,334)
Alimera Sciences, Inc.	10,300	(14,317)
Allergan PLC	44,470	(10,810,212)
Alnylam Pharmaceuticals, Inc.	21,900	(1,746,744)
Altimmune, Inc.	1,410	(4,512)
AMAG Pharmaceuticals, Inc.	10,600	(195,040)
Amgen, Inc. (c)	24,400	(4,202,412)
Amicus Therapeutics, Inc.	47,300	(476,311)
Ampio Pharmaceuticals, Inc.	20,000	(10,422)
AnaptysBio, Inc.	200	(4,786)
Anavex Life Sciences Corp.	19,100	(101,612)
ANI Pharmaceuticals, Inc.	3,400	(159,120)
Antares Pharma, Inc.	4,700	(15,134)
Anthera Pharmaceuticals, Inc.	1,787	(2,895)
Aratana Therapeutics, Inc.	20,800	(150,384)
Ardelyx, Inc.	300	(1,530)
Arena Pharmaceuticals, Inc.	1,530	(25,811)
Argos Therapeutics, Inc.	11,014	(3,999)
Array BioPharma, Inc.	2,500	(20,925)
Arrowhead Pharmaceuticals, Inc.	33,900	(54,918)
Atara Biotherapeutics, Inc.	4,700	(65,800)
Athersys, Inc.	600	(906)
aTyr Pharma, Inc.	1,200	(4,140)
AVEO Pharmaceuticals, Inc.	20,800	(46,176)
Avexis, Inc.	16,500	(1,355,640)
Axovant Sciences Ltd.	2,500	(57,975)
Bellicum Pharmaceuticals, Inc.	10,000	(116,800)
Bio-Path Holdings, Inc.	600	(233)
Biocept, Inc.	31,264	(42,832)
BioCryst Pharmaceuticals, Inc.	1,000	(5,560)
BioDelivery Sciences International, Inc.	30,300	(84,840)
Biogen Idec, Inc. (c)	12,900	(3,500,544)
BioMarin Pharmaceutical, Inc. (c)	70,002	(6,357,513)
Biostage, Inc.	800	(330)
Biostar Pharmaceuticals, Inc.	200	(306)
Bluebird Bio, Inc.	17,500	(1,838,375)
Caladrius Biosciences, Inc.	1,160	(5,394)
Calithera Biosciences, Inc.	7,800	(115,830)
Cara Therapeutics, Inc.	73,600	(1,132,704)
Cascadian Therapeutics, Inc.	4,983	(18,512)
Catabasis Pharmaceuticals, Inc.	5,400	(7,668)
Catalyst Pharmaceutical Partners, Inc.	18,200	(50,232)
Celldex Therapeutics, Inc.	60,300	(148,941)
Cellectar Biosciences, Inc.	1,630	(2,657)
Cellular Biomedicine Group, Inc.	100	(875)
Cempra, Inc.	16,600	(76,360)
Cerulean Pharma, Inc.	44,500	(19,647)
ChemoCentryx, Inc.	600	(5,616)
Chiasma, Inc.	300	(435)
ChromaDex Corp.	4,500	(17,190)
Cidara Therapeutics, Inc.	500	(3,750)
Clovis Oncology, Inc.	50,800	(4,756,404)
Coherus Biosciences, Inc.	4,200	(60,270)
Collegium Pharmaceutical, Inc.	12,700	(158,877)
Conatus Pharmaceuticals, Inc.	45,900	(264,384)
Concert Pharmaceuticals, Inc.	6,400	(89,280)
ContraVir Pharmaceuticals, Inc.	51,000	(29,580)
Corbus Pharmaceuticals Holdings, Inc.	23,300	(146,790)
CorMedix, Inc.	10,200	(4,370)
Corvus Pharmaceuticals, Inc.	1,900	(22,990)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
CTI BioPharma Corp.	2,500	$(8,275)
Cyclacel Pharmaceuticals, Inc.	5,400	(20,466)
Cymabay Therapeutics, Inc.	2,300	(13,248)
CytRx Corp.	209,662	(131,458)
Depomed, Inc.	62,200	(668,028)
Dermira, Inc.	1,400	(40,796)
Dicerna Pharmaceuticals, Inc.	600	(1,902)
Diffusion Pharmaceuticals, Inc.	3,014	(7,023)
Durata Therapeutics (d)	1,400	0
Durect Corp.	1,700	(2,652)
Dynavax Technologies Corp.	40,530	(391,114)
Eagle Pharmaceuticals, Inc.	14,700	(1,159,683)
Editas Medicine, Inc.	25,200	(422,856)
Egalet Corp.	19,300	(45,741)
Eleven Biotherapeutics, Inc.	19,868	(31,193)
Endo International PLC	27,900	(311,643)
Endocyte, Inc.	6,900	(10,350)
Epizyme, Inc.	9,500	(143,450)
Esperion Therapeutics, Inc.	27,700	(1,281,956)
Evoke Pharma, Inc.	4,200	(10,752)
EyeGate Pharmaceuticals, Inc.	200	(274)
Fibrocell Science, Inc.	66	(265)
Five Prime Therapeutics, Inc.	900	(27,099)
Flexion Therapeutics, Inc.	7,400	(149,628)
Fortress Biotech, Inc.	200	(950)
Galectin Therapeutics, Inc.	11,305	(27,810)
Galena Biopharma, Inc.	31,680	(18,406)
Genocea Biosciences, Inc.	12,200	(63,684)
Geron Corp.	38,200	(105,814)
Global Blood Therapeutics, Inc.	31,900	(872,465)
GlycoMimetics, Inc.	59,100	(659,556)
Halozyme Therapeutics, Inc.	10,600	(135,892)
Heat Biologics, Inc.	16,574	(10,094)
Heron Therapeutics, Inc.	30,100	(416,885)
Horizon Pharma PLC	29,800	(353,726)
HTG Molecular Diagnostics, Inc.	1,896	(5,043)
Idera Pharmaceuticals, Inc.	39,600	(68,112)
Immune Pharmaceuticals, Inc.	4,359	(13,556)
ImmunoGen, Inc.	41,100	(292,221)
Immunomedics, Inc.	35,700	(315,231)
Infinity Pharmaceuticals, Inc.	2,900	(4,553)
Innoviva, Inc.	600	(7,680)
Inotek Pharmaceuticals Corp.	3,100	(5,890)
Inovio Pharmaceuticals, Inc.	46,200	(362,208)
Insmed, Inc.	300	(5,148)
Insys Therapeutics, Inc.	9,300	(117,645)
Intellia Therapeutics, Inc.	8,700	(139,200)
Intercept Pharmaceuticals, Inc.	18,300	(2,215,581)
Intersect ENT, Inc.	7,100	(198,445)
Intra-Cellular Therapies, Inc.	25,700	(319,194)
Intrexon Corp.	51,300	(1,235,817)
Iovance Biotherapeutics, Inc.	2,300	(16,905)
Ironwood Pharmaceuticals, Inc.	200	(3,758)
Johnson & Johnson (c)	45,900	(6,072,111)
Jounce Therapeutics, Inc.	2,200	(30,866)
Juno Therapeutics, Inc.	71,500	(2,137,135)
Kadmon Holdings, Inc.	1,300	(5,057)
KalVista Pharmaceuticals, Inc.	92	(662)
Karyopharm Therapeutics, Inc.	10,900	(98,645)
Keryx Biopharmaceuticals, Inc.	65,000	(469,950)
Kite Pharma, Inc.	10,800	(1,119,636)
La Jolla Pharmaceutical Co.	20,500	(610,285)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Lannett Co., Inc.	34,800	$(709,920)
Lexicon Pharmaceuticals, Inc.	285	(4,688)
Lipocine, Inc.	7,700	(30,954)
Loxo Oncology, Inc.	1,000	(80,190)
MacroGenics, Inc.	200	(3,502)
Madrigal Pharmaceuticals, Inc.	268	(4,358)
Mallinckrodt PLC	2,167	(97,103)
MannKind Corp.	114,229	(161,063)
Marinus Pharmaceuticals, Inc.	10,900	(14,933)
Matinas BioPharma Holdings, Inc.	500	(845)
Medicines Co.	8,100	(307,881)
MediciNova, Inc.	600	(3,156)
MEI Pharma, Inc.	4,700	(11,233)
Merck & Co., Inc. (c)	49,960	(3,201,936)
Merrimack Pharmaceuticals, Inc.	54,200	(67,208)
Minerva Neurosciences, Inc.	5,800	(51,330)
Mirati Therapeutics, Inc.	400	(1,460)
Momenta Pharmaceuticals, Inc.	900	(15,210)
Mylan NV	3,100	(120,342)
MYOS RENS Technology, Inc.	72	(131)
Myovant Sciences Ltd.	400	(4,680)
NantKwest, Inc.	13,300	(100,947)
Natural Health Trends Corp.	1,700	(47,345)
Neos Therapeutics, Inc.	3,300	(24,090)
Neuralstem, Inc.	4,853	(28,099)
Neurocrine Biosciences, Inc.	13,000	(598,000)
NewLink Genetics Corp.	400	(2,940)
Nivalis Therapeutics, Inc.	1,000	(2,410)
Novavax, Inc.	27,200	(31,280)
Novus Therapeutics, Inc.	822	(4,809)
Ocular Therapeutix, Inc.	41,600	(385,632)
Ohr Pharmaceutical, Inc.	7,600	(4,864)
Omeros Corp.	19,000	(378,195)
OncoGenex Pharmaceuticals, Inc.	1,000	(360)
OpGen, Inc.	6,976	(4,466)
Orexigen Therapeutics, Inc.	5,370	(15,573)
Organovo Holdings, Inc.	58,100	(152,803)
Otonomy, Inc.	1,500	(28,275)
Pain Therapeutics, Inc.	1,714	(7,062)
Palatin Technologies, Inc.	21,900	(9,417)
Paratek Pharmaceuticals, Inc.	22,800	(549,480)
Peregrine Pharmaceuticals, Inc.	5,300	(3,222)
Pernix Therapeutics Holdings, Inc.	13,000	(52,260)
Perrigo Co. PLC (c)	101,390	(7,656,973)
PolarityTE, Inc.	1,699	(39,264)
Progenics Pharmaceuticals, Inc.	31,200	(211,848)
Protalix BioTherapeutics, Inc.	100	(84)
Proteostasis Therapeutics, Inc.	100	(468)
PTC Therapeutics, Inc.	32,800	(601,224)
Pulmatrix, Inc.	4,861	(11,715)
Puma Biotechnology, Inc.	58,100	(5,077,940)
Radius Health, Inc.	56,600	(2,560,018)
Reata Pharmaceuticals, Inc. Class A	1,824	(57,711)
Recro Pharma, Inc.	100	(704)
Regeneron Pharmaceuticals, Inc. (c)	13,580	(6,669,681)
REGENXBIO, Inc.	1,800	(35,550)
Regulus Therapeutics, Inc.	2,900	(2,858)
Repros Therapeutics, Inc.	10,900	(5,014)
Retrophin, Inc.	1,400	(27,146)
Revance Therapeutics, Inc.	6,600	(174,240)
Rigel Pharmaceuticals, Inc.	1,500	(4,095)
RXi Pharmaceuticals Corp.	14,300	(8,380)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Sage Therapeutics, Inc.	15,200	$(1,210,528)
Sangamo BioSciences, Inc.	5,000	(44,000)
Sarepta Therapeutics, Inc.	97,000	(3,269,870)
Savara, Inc.	6,449	(37,920)
SCYNEXIS, Inc.	4,900	(8,771)
Seattle Genetics, Inc.	600	(31,325)
Seres Therapeutics, Inc.	5,200	(58,760)
Shire PLC ADR	18,925	(3,127,735)
Sorrento Therapeutics, Inc.	1,700	(3,400)
Spark Therapeutics, Inc.	3,000	(179,220)
Stemline Therapeutics, Inc.	500	(4,600)
Sunesis Pharmaceuticals, Inc.	233	(629)
Syndax Pharmaceuticals, Inc.	3,600	(50,292)
Synergy Pharmaceuticals, Inc.	183,400	(816,130)
Synthetic Biologics, Inc.	37,600	(21,263)
Teligent, Inc.	15,600	(142,740)
Tenax Therapeutics, Inc.	8,900	(6,578)
TESARO, Inc.	46,700	(6,531,462)
TG Therapeutics, Inc.	32,700	(328,635)
TherapeuticsMD, Inc.	135,000	(711,450)
Threshold Pharmaceuticals, Inc.	15,100	(5,934)
Titan Pharmaceuticals, Inc.	1,600	(3,040)
Tonix Pharmaceuticals Holding Corp.	12,060	(52,220)
Trevena, Inc.	22,200	(51,060)
Ultragenyx Pharmaceutical, Inc.	22,500	(1,397,475)
Valeant Pharmaceuticals International, Inc.	101,500	(1,755,950)
Vital Therapies, Inc.	2,700	(7,830)
VIVUS, Inc.	23,700	(28,914)
XBiotech, Inc.	12,600	(59,220)
XOMA Corp.	210	(1,468)
Zafgen, Inc.	10,800	(37,908)
ZIOPHARM Oncology, Inc.	89,646	(557,598)
Zoetis, Inc.	153,500	(9,575,330)
Zogenix, Inc.	3,525	(51,112)
Zosano Pharma Corp.	2,500	(3,525)
Zynerba Pharmaceuticals, Inc.	24,000	(407,280)

		(143,085,913)

Chemicals — (0.1)%
Balchem Corp.	3,800	(295,298)
CF Industries Holdings, Inc.	48,800	(1,364,448)
FMC Corp.	800	(58,440)
Intrepid Potash, Inc.	35,100	(79,326)
Kraton Performance Polymers, Inc.	1,800	(61,992)
LSB Industries, Inc.	19,200	(198,336)
Olin Corp.	120,300	(3,642,684)
Platform Specialty Products Corp.	87,100	(1,104,428)
Rentech, Inc.	3,490	(1,581)
Sensient Technologies Corp.	100	(8,053)
Tronox Ltd. Class A	800	(12,096)
Valvoline, Inc.	24	(569)

		(6,827,251)

Commercial Services — (0.0)%
AMN Healthcare Services, Inc.	400	(15,620)
Brady Corp. Class A	100	(3,390)
Cintas Corp.	14,800	(1,865,392)
Patriot National, Inc.	3,800	(8,056)
Rollins, Inc.	50	(2,035)
RR Donnelley & Sons Co.	934	(11,712)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
ServiceMaster Global Holdings, Inc.	100	$(3,916)

		(1,910,121)

Construction Materials — (0.0)%
Martin Marietta Materials, Inc.	3,430	(763,449)
MDU Resources Group, Inc.	2,300	(60,260)
Patrick Industries, Inc.	50	(3,643)
Summit Materials, Inc. Class A	38,000	(1,097,060)
Trex Co., Inc.	300	(20,298)
US Concrete, Inc.	400	(31,420)
USG Corp.	2,500	(72,550)

		(2,048,680)

Consumer Products — (0.8)%
22nd Century Group, Inc.	7,500	(13,125)
Alliance One International, Inc.	200	(2,880)
Amplify Snack Brands, Inc.	22,900	(220,756)
Avon Products, Inc.	93,200	(354,160)
B&G Foods, Inc.	16,300	(580,280)
Blue Buffalo Pet Products, Inc.	19,400	(442,514)
Brown-Forman Corp. Class B	200	(9,720)
Cal-Maine Foods, Inc.	2,200	(87,120)
Coca-Cola Co.	13,000	(583,050)
Coty, Inc. Class A	165,880	(3,111,909)
Darling Ingredients, Inc.	800	(12,592)
Dean Foods Co.	4,700	(79,900)
elf Beauty, Inc.	21,500	(585,015)
Flowers Foods, Inc.	700	(12,117)
General Mills, Inc.	152,200	(8,431,880)
Herbalife Ltd.	5,400	(385,182)
Hostess Brands, Inc.	1,600	(25,760)
JM Smucker Co.	26,100	(3,088,413)
Kellogg Co.	46,000	(3,195,160)
Kraft Heinz Co.	78,200	(6,697,048)
MGP Ingredients, Inc.	100	(5,117)
Molson Coors Brewing Co. Class B	1,100	(94,974)
Monster Beverage Corp.	300	(15,086)
Orchids Paper Products Co.	72	(932)
Pinnacle Foods, Inc.	44,000	(2,613,600)
Post Holdings, Inc.	34,700	(2,694,455)
Revlon, Inc. Class A	900	(21,330)
Snyder’s-Lance, Inc.	12,700	(439,674)
Terravia Holdings, Inc.	31,700	(7,402)
TreeHouse Foods, Inc.	30,400	(2,483,376)
Universal Corp.	100	(6,470)

		(36,300,997)

Consumer Services — (0.1)%
Career Education Corp.	500	(4,800)
Laureate Education, Inc. Class A	7,700	(134,981)
Nutrisystem, Inc.	100	(5,140)
Rent-A-Center, Inc.	71,400	(836,808)
Weight Watchers International, Inc.	62,300	(2,082,066)

		(3,063,795)

Containers & Packaging — (0.0)%
Crown Holdings, Inc.	100	(5,968)
KapStone Paper and Packaging Corp.	8,600	(177,418)
Packaging Corp. of America	900	(100,251)

		(283,637)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Distributors — Consumer Staples — (0.0)%
Castle Brands, Inc.	13,400	$(23,048)

Electrical Equipment — (0.2)%
AAON, Inc.	100	(3,685)
Allied Motion Technologies, Inc.	100	(2,722)
Capstone Turbine Corp.	4,485	(3,050)
Energous Corp.	17,900	(291,054)
Energy Focus, Inc.	2,100	(5,523)
General Cable Corp.	11,700	(191,295)
Johnson Controls International PLC	216,200	(9,374,432)
National Instruments Corp.	200	(8,044)
Trimble Navigation Ltd.	400	(14,268)

		(9,894,073)

Engineering & Construction Services — (0.0)%
AECOM	16,796	(543,015)
Chicago Bridge & Iron Co. NV	18,200	(359,086)
Dycom Industries, Inc.	3,000	(268,560)
Goldfield Corp.	3,900	(21,450)
KBR, Inc.	9,900	(150,678)
Team, Inc.	2,900	(68,005)

		(1,410,794)

Forest & Paper Products — (0.0)%
Verso Corp.	1,400	(6,566)

Gaming, Lodging & Restaurants — (0.6)%
Brinker International, Inc.	5,400	(205,740)
Buffalo Wild Wings, Inc.	4,300	(544,810)
Cheesecake Factory, Inc.	20,300	(1,021,090)
Churchill Downs, Inc.	1,000	(183,300)
Chuy’s Holdings, Inc.	500	(11,700)
Dave & Buster’s Entertainment, Inc.	2,700	(179,577)
DineEquity, Inc.	12,000	(528,600)
Golden Entertainment, Inc.	1,100	(22,781)
Hilton Worldwide Holdings, Inc.	6,400	(395,840)
ILG, Inc.	396	(10,886)
Jamba, Inc.	1,400	(10,906)
La Quinta Holdings, Inc.	400	(5,908)
Noodles & Co.	100	(390)
Papa Murphy’s Holdings, Inc.	3,000	(13,110)
Rave Restaurant Group, Inc.	500	(1,010)
Red Rock Resorts, Inc. Class A	12,300	(289,665)
Royal Caribbean Cruises Ltd.	10,300	(1,125,069)
Ruby Tuesday, Inc.	7,700	(15,477)
Shake Shack, Inc. Class A	35,600	(1,241,728)
Starbucks Corp.	236,400	(13,784,484)
Wyndham Worldwide Corp.	57,300	(5,753,493)
Zoe’s Kitchen, Inc.	15,800	(188,178)

		(25,533,742)

Hardware — (0.5)%
3D Systems Corp.	92,500	(1,729,750)
Acacia Communications, Inc.	21,700	(899,899)
Airgain, Inc.	500	(7,090)
Apple, Inc.	111,400	(16,043,828)
Ciena Corp.	300	(7,584)
Diebold, Inc.	8,000	(224,000)
Digimarc Corp.	400	(16,060)
Digital Ally, Inc.	2,100	(6,615)
ExOne Co.	4,100	(46,945)
Garmin Ltd.	29,600	(1,510,488)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Gigamon, Inc.	13,800	$(543,030)
GoPro, Inc. Class A	84,000	(682,920)
Kopin Corp.	1,300	(4,823)
MicroVision, Inc.	24,900	(52,788)
Neonode, Inc.	6,100	(6,588)
NETGEAR, Inc.	1,600	(68,960)
NetScout Systems, Inc.	4,000	(137,600)
Nutanix, Inc.	21,600	(435,240)
NXT-ID, Inc.	40	(76)
Quantum Corp.	63	(482)
Superconductor Technologies, Inc.	1,432	(2,492)
Ubiquiti Networks, Inc.	13,100	(680,807)
Uni-Pixel, Inc.	16,500	(6,303)
ViaSat, Inc.	100	(6,621)
Vuzix Corp.	3,849	(25,211)

		(23,146,200)

Health Care Facilities & Services — (1.0)%
Acadia Healthcare Co., Inc.	26,100	(1,288,818)
American Renal Associates Holdings, Inc.	3,300	(61,215)
AmerisourceBergen Corp. (c)	46,690	(4,413,606)
Anthem, Inc. (c)	47,240	(8,887,261)
BioScrip, Inc.	36,300	(98,554)
Brookdale Senior Living, Inc.	115,991	(1,706,228)
Cancer Genetics, Inc.	100	(395)
Capital Senior Living Corp.	500	(7,605)
CHF Solutions, Inc.	3,829	(3,944)
DaVita HealthCare Partners, Inc. (c)	49,460	(3,203,030)
Diplomat Pharmacy, Inc.	7,000	(103,600)
Ekso Bionics Holdings, Inc.	7,200	(16,704)
Envision Healthcare Corp.	15,131	(948,260)
Genesis Healthcare, Inc.	6,600	(11,484)
Henry Schein, Inc. (c)	18,570	(3,398,681)
ICON PLC	4,267	(417,270)
Interpace Diagnostics Group, Inc.	3,800	(3,416)
Kindred Healthcare, Inc.	1,749	(20,376)
McKesson Corp. (c)	29,032	(4,776,925)
MEDNAX, Inc.	39,015	(2,355,401)
Medpace Holdings, Inc.	1,200	(34,800)
Natera, Inc.	7,000	(76,020)
NeoGenomics, Inc.	800	(7,168)
Nobilis Health Corp.	4,600	(8,740)
Novan, Inc.	2,400	(9,672)
OvaScience, Inc.	4,600	(7,176)
Patterson Cos., Inc.	58,334	(2,738,781)
Quintiles Transnational Holdings, Inc. (c)	76,552	(6,851,404)
Quorum Health Corp.	1,000	(4,150)
Rennova Health, Inc.	100	(38)
Teladoc, Inc.	7,950	(275,865)
Tenet Healthcare Corp.	154,500	(2,988,030)
UnitedHealth Group, Inc.	5,246	(972,713)

		(45,697,330)

Home & Office Products — (0.2)%
Beazer Homes USA, Inc.	29,400	(403,368)
CalAtlantic Group, Inc.	44,620	(1,577,317)
Century Communities, Inc.	1,900	(47,120)
Fortune Brands Home & Security, Inc.	300	(19,692)
Green Brick Partners, Inc.	400	(4,580)
HNI Corp.	500	(19,935)
Hovnanian Enterprises, Inc. Class A	61,300	(171,640)
iRobot Corp.	700	(58,898)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
KB Home	90,500	$(2,169,285)
Leggett & Platt, Inc.	2,200	(115,566)
LGI Homes, Inc.	15,500	(622,790)
MDC Holdings, Inc.	14,300	(505,219)
Newell Brands, Inc.	10,018	(537,165)
Nova Lifestyle, Inc.	500	(755)
St Joe Co.	3,300	(61,875)
Tempur Sealy International, Inc.	63,500	(3,390,265)
TRI Pointe Homes, Inc.	100,700	(1,328,233)
William Lyon Homes Class A	11,600	(280,024)

		(11,313,727)

Industrial Services — (0.0)%
Herc Holdings, Inc.	2,446	(96,177)
SiteOne Landscape Supply, Inc.	400	(20,824)
United Rentals, Inc.	1,500	(169,065)
Wesco Aircraft Holdings, Inc.	800	(8,680)

		(294,746)

Institutional Financial Services — (0.5)%
CBOE Holdings, Inc.	34,100	(3,116,740)
Global Brokerage, Inc.	2,650	(5,300)
Goldman Sachs Group, Inc.	77,900	(17,286,010)
Greenhill & Co., Inc.	3,100	(62,310)
Morgan Stanley	98,600	(4,393,616)
Piper Jaffray Cos.	300	(17,985)
Virtu Financial, Inc. Class A	1,000	(17,650)

		(24,899,611)

Insurance — (0.3)%
Ambac Financial Group, Inc.	200	(3,470)
American International Group, Inc.	42,200	(2,638,344)
American National Insurance Co.	100	(11,649)
Amtrust Financial Services, Inc.	5,600	(84,784)
Chubb Ltd.	36,000	(5,233,680)
Cincinnati Financial Corp.	18,634	(1,350,033)
HCI Group, Inc.	2,400	(112,752)
Health Insurance Innovations, Inc. Class A	3,900	(91,650)
Loews Corp.	3,000	(140,430)
Markel Corp.	100	(97,586)
MBIA, Inc.	44,200	(416,806)
Primerica, Inc.	2,000	(151,500)
Torchmark Corp.	49	(3,749)
Willis Towers Watson PLC	12	(1,746)
WR Berkley Corp.	16,126	(1,115,435)

		(11,453,614)

Iron & Steel — (0.3)%
AK Steel Holding Corp.	348,500	(2,289,645)
Allegheny Technologies, Inc.	27,300	(464,373)
Cliffs Natural Resources, Inc.	162,800	(1,126,576)
TimkenSteel Corp.	100	(1,537)
United States Steel Corp.	399,600	(8,847,144)

		(12,729,275)

Leisure Products — (0.1)%
LCI Industries	8,700	(890,880)
Nautilus, Inc.	2,700	(51,705)
Polaris Industries, Inc.	28,600	(2,637,778)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Thor Industries, Inc.	300	$(31,536)

		(3,611,899)

Machinery — (0.0)%
Actuant Corp. Class A	1,100	(27,060)
Dover Corp.	300	(24,090)
Flowserve Corp.	9,500	(441,085)
Manitowoc Co., Inc.	15,500	(93,155)
Mueller Water Products, Inc. Class A	300	(3,504)
NN, Inc.	300	(8,235)
Terex Corp.	7,400	(277,500)

		(874,629)

Manufactured Goods — (0.0)%
Proto Labs, Inc.	7,200	(484,200)

Media — (0.9)%
Angie’s List, Inc.	21,600	(276,264)
Cars.com, Inc.	10,200	(271,626)
CBS Corp. Class B	4,400	(280,632)
Charter Communications, Inc. Class A (c)	4,791	(1,613,848)
Cumulus Media, Inc. Class A	3,200	(1,440)
Discovery Communications, Inc. Class A	61,600	(1,591,128)
EW Scripps Co. Class A	36	(641)
Global Eagle Entertainment, Inc.	200	(712)
Gray Television, Inc.	1,300	(17,810)
Groupon, Inc.	92,900	(356,736)
GrubHub, Inc.	6,200	(270,320)
Imax Corp.	9,500	(209,000)
John Wiley & Sons, Inc. Class A	5,200	(274,300)
Liberty Broadband Corp. Class C	18,100	(1,570,175)
Liberty Expedia Holdings, Inc. Class A	200	(10,804)
Live Ventures, Inc.	658	(6,962)
Media General, Inc. (d)	12,100	0
Meet Group, Inc.	33,500	(169,175)
Nexstar Media Group, Inc.	31,811	(1,902,298)
Pandora Media, Inc.	345,800	(3,084,536)
Rocket Fuel, Inc.	9,300	(25,575)
Scripps Networks Interactive, Inc. Class A	1,500	(102,465)
Sirius XM Holdings, Inc. (c)	501,208	(2,741,608)
Snap, Inc.	382,200	(6,791,694)
Stamps.com, Inc.	4,900	(758,887)
TEGNA, Inc.	41,400	(596,574)
Time, Inc.	1,700	(24,395)
TripAdvisor, Inc.	2,100	(80,220)
Twitter, Inc.	837,900	(14,973,273)
Viacom, Inc. Class B	2,500	(83,925)
World Wrestling Entertainment, Inc. Class A	16,600	(338,142)
Yelp, Inc.	109,300	(3,281,186)

		(41,706,351)

Medical Equipment & Devices — (1.6)%
Abbott Laboratories (c)	205,070	(9,968,453)
Accelerate Diagnostics, Inc.	13,600	(371,960)
Align Technology, Inc. (c)	11,570	(1,736,888)
Amedica Corp.	17,607	(6,670)
Avinger, Inc.	2,300	(1,031)
Cesca Therapeutics, Inc.	284	(895)
Cooper Cos., Inc. (c)	5,406	(1,294,304)
Corindus Vascular Robotics, Inc.	700	(1,302)
Cytori Therapeutics, Inc.	11,346	(12,481)
CytoSorbents Corp.	500	(2,150)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Delcath Systems, Inc.	64,900	$(12,785)
Dentsply Sirona, Inc. (c)	24,850	(1,611,274)
DexCom, Inc.	34,400	(2,516,360)
Endologix, Inc.	12,100	(58,806)
EnteroMedics, Inc.	8,659	(43,295)
Exact Sciences Corp.	70,300	(2,486,511)
Foundation Medicine, Inc.	11,700	(465,075)
Glaukos Corp.	100	(4,147)
Haemonetics Corp.	11,200	(442,288)
ICU Medical, Inc.	600	(103,500)
IDEXX Laboratories, Inc. (c)	16,721	(2,699,104)
Illumina, Inc. (c)	52,250	(9,066,420)
InVivo Therapeutics Holdings Corp.	9,900	(26,730)
IsoRay, Inc.	4,400	(2,750)
Medtronic PLC	3	(266)
Microbot Medical, Inc.	11,139	(15,817)
NanoString Technologies, Inc.	200	(3,308)
Natus Medical, Inc.	200	(7,460)
Navidea Biopharmaceuticals, Inc.	24,799	(12,647)
Neogen Corp.	800	(55,288)
Nevro Corp.	17,700	(1,317,411)
Novocure Ltd.	24,000	(415,200)
OPKO Health, Inc.	68,900	(453,362)
Pacific Biosciences of California, Inc.	47,200	(168,032)
Penumbra, Inc.	4,800	(421,200)
PerkinElmer, Inc.	1,800	(122,652)
Pulse Biosciences, Inc.	200	(6,906)
Rockwell Medical, Inc.	11,800	(93,574)
Second Sight Medical Products, Inc.	9,400	(11,844)
Skyline Medical, Inc.	1,048	(1,541)
Stryker Corp. (c)	42,170	(5,852,353)
T2 Biosystems, Inc.	3,100	(9,951)
Thermo Fisher Scientific, Inc. (c)	9,610	(1,676,657)
TransEnterix, Inc.	40,700	(28,897)
Trovagene, Inc.	12,600	(15,876)
Varian Medical Systems, Inc. (c)	217,970	(22,492,324)
Vericel Corp.	4,400	(14,520)
ViewRay, Inc.	600	(3,882)
Waters Corp. (c)	42,040	(7,728,634)

		(73,864,781)

Metals & Mining — (0.3)%
Coeur Mining, Inc.	31,164	(267,387)
Compass Minerals International, Inc.	18,600	(1,214,580)
Fairmount Santrol Holdings, Inc.	147,300	(574,470)
Ferroglobe PLC	7,800	(93,210)
Freeport-McMoRan Copper & Gold, Inc.	242,600	(2,913,626)
Gold Resource Corp.	6,400	(26,112)
Hecla Mining Co.	12,500	(63,750)
McEwen Mining, Inc.	114,700	(301,661)
Pershing Gold Corp.	1,100	(3,069)
Royal Gold, Inc.	6,300	(492,471)
Smart Sand, Inc.	1,800	(16,038)
Tahoe Resources, Inc.	151,600	(1,306,792)
Uranium Energy Corp.	72,500	(115,275)
Uranium Resources, Inc.	13,305	(19,825)
US Silica Holdings, Inc.	129,500	(4,595,955)
Vista Gold Corp.	4,800	(4,176)

		(12,008,397)

Oil, Gas & Coal — (1.9)%
Alon USA Energy, Inc.	22,700	(302,364)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Anadarko Petroleum Corp.	3,600	$(163,224)
Antero Midstream GP LP	4,300	(94,514)
Apache Corp.	118,200	(5,665,326)
Approach Resources, Inc.	12,000	(40,440)
Arch Coal, Inc.	100	(6,830)
Atwood Oceanics, Inc.	1,400	(11,410)
Basic Energy Services, Inc.	8,100	(201,690)
Bill Barrett Corp.	100	(305)
Bonanza Creek Energy, Inc.	100	(3,096)
Bristow Group, Inc.	3,000	(22,950)
California Resources Corp.	97,810	(836,276)
Callon Petroleum Co.	140,700	(1,492,827)
Camber Energy, Inc.	1,800	(464)
CARBO Ceramics, Inc.	18,900	(129,465)
Carrizo Oil & Gas, Inc.	500	(8,710)
Centennial Resource Development, Inc. Class A	20,900	(330,638)
Cheniere Energy Partners LP Holdings LLC	4,100	(110,208)
Chesapeake Energy Corp.	195,000	(969,150)
Chevron Corp. (c)	111,800	(11,664,094)
Cloud Peak Energy, Inc.	10,000	(35,300)
Cobalt International Energy, Inc.	34,460	(85,116)
Comstock Resources, Inc.	16,980	(120,049)
ConocoPhillips	312,200	(13,724,312)
Continental Resources, Inc.	5,800	(187,514)
CVR Energy, Inc.	5,900	(128,384)
Delek US Holdings, Inc.	4,800	(126,912)
Denbury Resources, Inc.	16,900	(25,857)
Devon Energy Corp.	22,100	(706,537)
Diamondback Energy, Inc.	26,500	(2,353,465)
Earthstone Energy, Inc.	200	(2,002)
Eco-Stim Energy Solutions, Inc.	500	(625)
Enbridge Energy Management LLC	9,009	(138,829)
Energen Corp.	5,500	(271,535)
EnLink Midstream LLC	22,400	(394,240)
EP Energy Corp. Class A	20,500	(75,030)
Erin Energy Corp.	700	(1,015)
EXCO Resources, Inc.	6,606	(17,506)
Extraction Oil & Gas, Inc.	43,400	(583,730)
Exxon Mobil Corp. (c)	177,300	(14,313,429)
Flotek Industries, Inc.	47,800	(427,332)
Frank’s International NV	29,500	(244,555)
Gastar Exploration, Inc.	60,900	(56,393)
Gulfport Energy Corp.	36,800	(542,800)
Halcon Resources Corp.	50,700	(230,178)
Helmerich & Payne, Inc.	400	(21,986)
Hess Corp.	1,800	(78,966)
HollyFrontier Corp.	16,400	(450,508)
Jagged Peak Energy, Inc.	10,500	(140,175)
Jones Energy, Inc.	63,819	(102,110)
Keane Group, Inc.	17,400	(278,400)
Kinder Morgan, Inc.	136,732	(2,619,785)
Laredo Petroleum, Inc.	40,300	(423,956)
Marathon Oil Corp.	9,000	(106,650)
Matador Resources Co.	2,300	(49,151)
MRC Global, Inc.	3,500	(57,820)
Murphy Oil Corp.	7,000	(179,410)
Nabors Industries Ltd.	39,500	(321,530)
Newfield Exploration Co.	7,800	(221,988)
Noble Corp. PLC	4,500	(16,290)
Noble Energy, Inc.	233	(6,594)
Northern Oil and Gas, Inc.	39,900	(55,860)
Oasis Petroleum, Inc.	23,000	(185,150)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	21,400	$(1,281,218)
Pacific Drilling SA	2,730	(4,668)
Par Pacific Holdings, Inc.	900	(16,236)
Parsley Energy, Inc. Class A	27,300	(757,575)
PBF Energy, Inc. Class A	87,600	(1,949,976)
Peabody Energy Corp.	1,100	(26,895)
PetroQuest Energy, Inc.	475	(941)
Ramaco Resources, Inc.	1,600	(9,680)
Range Resources Corp.	40,887	(947,352)
Resolute Energy Corp.	15,700	(467,389)
Rex Energy Corp.	9,670	(27,946)
Ring Energy, Inc.	700	(9,100)
Rowan Cos. PLC Class A	400	(4,096)
RSP Permian, Inc.	14,500	(467,915)
Sanchez Energy Corp.	108,000	(775,440)
SemGroup Corp. Class A	46,300	(1,250,100)
SM Energy Co.	196,200	(3,243,186)
Southwestern Energy Co.	233,100	(1,417,248)
SRC Energy, Inc.	169,000	(1,137,370)
Stone Energy Corp.	600	(11,028)
Superior Energy Services, Inc.	800	(8,344)
Targa Resources Corp.	108,700	(4,913,240)
Tellurian, Inc.	26,300	(263,789)
TETRA Technologies, Inc.	21,200	(59,148)
Tidewater, Inc.	48,500	(34,920)
W&T Offshore, Inc.	87,400	(171,304)
Weatherford International PLC	66,500	(257,355)
Whiting Petroleum Corp.	253,847	(1,398,697)
WildHorse Resource Development Corp.	2,400	(29,688)
Williams Cos., Inc.	29,500	(893,260)
WPX Energy, Inc.	242,300	(2,340,618)

		(86,338,677)

Passenger Transportation — (0.0)%
American Airlines Group, Inc.	4,000	(201,280)

Real Estate — (1.4)%
Acadia Realty Trust	800	(22,240)
Alexandria Real Estate Equities, Inc.	2,700	(325,269)
Altisource Residential Corp.	27,300	(353,262)
American Campus Communities, Inc.	30,700	(1,452,110)
American Homes 4 Rent	100	(2,238)
Armada Hoffler Properties, Inc.	651	(8,430)
Ashford Hospitality Prime, Inc.	5,222	(53,734)
Ashford Hospitality Trust, Inc.	5,400	(32,832)
AvalonBay Communities, Inc.	18,188	(3,495,188)
Bluerock Residential Growth REIT, Inc.	3,314	(42,717)
Boston Properties, Inc.	32,300	(3,973,546)
Brandywine Realty Trust	42,900	(752,037)
Brixmor Property Group, Inc.	15,500	(277,140)
CBL & Associates Properties, Inc.	185,900	(1,567,137)
Chatham Lodging Trust	7,100	(142,639)
Chesapeake Lodging Trust	300	(7,341)
Colony NorthStar, Inc. Class A	191,021	(2,691,486)
Colony Starwood Homes REIT	38,802	(1,331,297)
Corporate Office Properties Trust	24,700	(865,241)
Cousins Properties, Inc.	202,000	(1,775,580)
CubeSmart	7,100	(170,684)
CyrusOne, Inc.	700	(39,025)
DCT Industrial Trust, Inc.	1,000	(53,440)
DDR Corp.	3,700	(33,559)
DiamondRock Hospitality Co.	43,100	(471,945)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Digital Realty Trust, Inc.	100	$(11,311)
Douglas Emmett, Inc.	27,500	(1,050,775)
Duke Realty Corp.	12,200	(340,990)
EastGroup Properties, Inc.	100	(8,380)
Education Realty Trust, Inc.	19,666	(762,058)
Empire State Realty Trust, Inc. Class A	23,900	(496,403)
EPR Properties	11,800	(848,066)
Equinix, Inc.	27	(11,587)
Equity Residential	6,778	(446,196)
Essex Property Trust, Inc.	3,200	(823,264)
Extra Space Storage, Inc.	5,700	(444,600)
Farmland Partners, Inc.	11,900	(106,386)
GEO Group, Inc.	150	(4,436)
GGP, Inc.	18,800	(442,928)
Global Medical REIT, Inc.	6,000	(53,640)
Global Net Lease, Inc.	15,661	(348,301)
Government Properties Income Trust	26,300	(481,553)
Gramercy Property Trust	647	(19,222)
Healthcare Realty Trust, Inc.	30,200	(1,031,330)
Healthcare Trust of America, Inc. Class A	200	(6,222)
Hersha Hospitality Trust	4,700	(86,997)
Hospitality Properties Trust	9,000	(262,350)
Host Hotels & Resorts, Inc.	429,608	(7,848,938)
Hudson Pacific Properties, Inc.	30,000	(1,025,700)
Independence Realty Trust, Inc.	31,500	(310,905)
Investors Real Estate Trust	2,400	(14,904)
iStar, Inc.	600	(7,224)
Kilroy Realty Corp.	2,300	(172,845)
Kite Realty Group Trust	300	(5,679)
LaSalle Hotel Properties	63,800	(1,901,240)
Life Storage, Inc.	19,800	(1,467,180)
Macerich Co.	26,000	(1,509,560)
Mack-Cali Realty Corp.	3,000	(81,420)
Medical Properties Trust, Inc.	35,400	(455,598)
Mid-America Apartment Communities, Inc.	200	(21,076)
Monogram Residential Trust, Inc.	4,100	(39,811)
National Retail Properties, Inc.	100	(3,928)
National Storage Affiliates Trust	3,100	(71,641)
New Concept Energy, Inc.	200	(272)
New Senior Investment Group, Inc.	35,101	(352,765)
NorthStar Realty Europe Corp.	1,200	(15,216)
Omega Healthcare Investors, Inc.	6,440	(212,649)
Outfront Media, Inc.	100	(2,301)
Paramount Group, Inc.	46,600	(745,600)
Parkway, Inc.	4,200	(96,138)
Pebblebrook Hotel Trust	25,800	(831,792)
Pennsylvania REIT	20,400	(230,928)
Physicians Realty Trust	89,200	(1,796,488)
Piedmont Office Realty Trust, Inc. Class A	35,800	(754,664)
Prologis, Inc.	10,500	(615,720)
Public Storage	500	(104,265)
QTS Realty Trust, Inc. Class A	100	(5,227)
Ramco-Gershenson Properties Trust	1,700	(21,930)
Rayonier, Inc.	100	(2,867)
Realty Income Corp.	12,146	(670,216)
Regency Centers Corp.	33,900	(2,123,496)
Rexford Industrial Realty, Inc.	8,200	(225,008)
Senior Housing Properties Trust	4,600	(94,024)
Seritage Growth Properties	10,000	(419,500)
Simon Property Group, Inc.	100	(16,176)
SL Green Realty Corp.	13,076	(1,383,441)
Spirit Realty Capital, Inc.	60,400	(447,564)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
STAG Industrial, Inc.	2,600	$(71,760)
STORE Capital Corp.	6,800	(152,660)
Sun Communities, Inc.	4,800	(420,912)
Sunstone Hotel Investors, Inc.	31,067	(500,800)
UDR, Inc.	6,000	(233,820)
Uniti Group, Inc.	11,400	(286,596)
Vereit, Inc. REIT	35,800	(291,412)
Vornado Realty Trust	44,100	(4,140,990)
Washington Prime Group, Inc.	151,500	(1,268,055)
Washington Real Estate Investment Trust	15,500	(494,450)
Weyerhaeuser Co.	140,620	(4,710,770)
Whitestone REIT	600	(7,350)

		(66,712,583)

Recreation Facilities & Services — (0.1)%
AMC Entertainment Holdings, Inc. Class A	91,300	(2,077,075)
Cinemark Holdings, Inc.	2,100	(81,585)
ClubCorp Holdings, Inc.	100	(1,299)
Regal Entertainment Group Class A	1,500	(30,690)
SeaWorld Entertainment, Inc.	27,300	(444,171)
Six Flags Entertainment Corp.	18,900	(1,126,629)

		(3,761,449)

Renewable Energy — (0.0)%
Enphase Energy, Inc.	24,800	(21,452)
FuelCell Energy, Inc.	26,658	(33,056)
Gevo, Inc.	26,360	(18,165)
Green Plains, Inc.	6,900	(141,795)
Plug Power, Inc.	455,300	(928,812)
Sunworks, Inc.	5,300	(9,275)
TerraForm Global, Inc. Class A	10,300	(52,015)
Vivint Solar, Inc.	18,400	(107,640)

		(1,312,210)

Retail — Consumer Staples — (0.5)%
Casey’s General Stores, Inc.	2,200	(235,642)
CVS Health Corp. (c)	146,730	(11,805,896)
Dollar Tree, Inc.	400	(28,062)
Fred’s, Inc. Class A	25,300	(233,519)
PriceSmart, Inc.	300	(26,280)
Whole Foods Market, Inc.	230,500	(9,706,355)

		(22,035,754)

Retail — Discretionary — (1.5)%
Abercrombie & Fitch Co. Class A	152,300	(1,894,612)
Advance Auto Parts, Inc.	64,000	(7,461,760)
Amazon.com, Inc.	1,200	(1,161,600)
Asbury Automotive Group, Inc.	100	(5,655)
AutoNation, Inc.	4,700	(198,152)
AutoZone, Inc.	4,400	(2,510,024)
Avis Budget Group, Inc.	100	(2,731)
Barnes & Noble, Inc.	44,300	(336,680)
Beacon Roofing Supply, Inc.	400	(19,600)
bebe stores, Inc.	180	(1,069)
Bed Bath & Beyond, Inc.	101,300	(3,079,520)
Bon-Ton Stores, Inc.	5,100	(2,231)
Boot Barn Holdings, Inc.	11,100	(78,588)
Buckle, Inc.	25,300	(450,340)
Build-A-Bear Workshop, Inc.	1,100	(11,495)
Builders FirstSource, Inc.	6,700	(102,644)
Burlington Stores, Inc.	200	(18,416)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	1,700	$(47,226)
CarMax, Inc.	28,100	(1,771,986)
Chico’s FAS, Inc.	43,200	(406,944)
Children’s Place, Inc.	12,600	(1,286,460)
Conn’s, Inc.	24,700	(471,770)
Dick’s Sporting Goods, Inc.	76,500	(3,046,995)
Dillard’s, Inc. Class A	8,500	(490,365)
DSW, Inc. Class A	17,200	(304,440)
Duluth Holdings, Inc. Class B	7,500	(136,575)
Etsy, Inc.	4,900	(73,500)
FirstCash, Inc.	1,328	(77,423)
Foundation Building Materials, Inc.	852	(10,970)
Francesca’s Holdings Corp.	5,800	(63,452)
Freshpet, Inc.	4,900	(81,340)
GNC Holdings, Inc. Class A	123,500	(1,041,105)
Group 1 Automotive, Inc.	1,400	(88,648)
Guess?, Inc.	65,300	(834,534)
Hertz Global Holdings, Inc.	116,400	(1,338,600)
JC Penney Co., Inc.	71,200	(331,080)
Kohl’s Corp.	19,600	(757,932)
L Brands, Inc.	87,200	(4,699,208)
Lands’ End, Inc.	900	(13,410)
Lithia Motors, Inc. Class A	11,300	(1,064,799)
Lululemon Athletica, Inc.	9,400	(560,898)
Lumber Liquidators Holdings, Inc.	58,800	(1,473,528)
Macy’s, Inc.	269,600	(6,265,504)
Monro Muffler Brake, Inc.	300	(12,293)
Net Element, Inc.	4,450	(2,902)
Nordstrom, Inc.	105,000	(5,022,150)
O’Reilly Automotive, Inc.	56,200	(12,293,188)
Office Depot, Inc.	55	(310)
Party City Holdco, Inc.	5,700	(89,205)
Pier 1 Imports, Inc.	120,100	(623,319)
Restoration Hardware Holdings, Inc.	32,600	(2,103,352)
Sally Beauty Holdings, Inc.	1,400	(28,350)
Sears Holdings Corp.	84,500	(748,670)
Signet Jewelers Ltd.	46,200	(2,921,688)
Sportsman’s Warehouse Holdings, Inc.	400	(2,160)
Stage Stores, Inc.	30,200	(62,816)
Tailored Brands, Inc.	84,700	(945,252)
Wayfair, Inc. Class A	29,800	(2,291,024)

		(71,220,488)

Semiconductors — (0.4)%
Advanced Micro Devices, Inc.	800	(10,080)
Ambarella, Inc.	3,000	(145,650)
Broadcom Ltd.	38	(8,856)
Cavium, Inc.	5,100	(316,863)
Cypress Semiconductor Corp.	233,835	(3,191,848)
Impinj, Inc.	1,800	(87,570)
Inphi Corp.	22,300	(764,890)
M/A-COM Technology Solutions Holdings, Inc.	268	(14,922)
MaxLinear, Inc. Class A	15,540	(433,411)
Microsemi Corp.	16,000	(748,800)
NeoPhotonics Corp.	7,400	(57,128)
NVIDIA Corp.	52,000	(7,517,120)
Oclaro, Inc.	318,200	(2,971,988)
ParkerVision, Inc.	11,100	(19,869)
Qorvo, Inc.	9,023	(571,336)
Skyworks Solutions, Inc.	1,000	(96,117)

		(16,956,448)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Software — (0.8)%
Apptio, Inc. Class A	3,500	$(60,725)
Aspen Technology, Inc.	400	(22,104)
athenahealth, Inc.	200	(28,110)
Blackbaud, Inc.	11,800	(1,011,850)
Blackline, Inc.	6,100	(218,014)
Callidus Software, Inc.	24,300	(588,060)
Castlight Health, Inc. Class B	18,600	(77,190)
Coupa Software, Inc.	1,800	(52,164)
Digital Turbine, Inc.	4,100	(4,223)
Envestnet, Inc.	12,100	(479,160)
Everbridge, Inc.	300	(7,308)
Evolent Health, Inc.	400	(10,140)
FireEye, Inc.	311,900	(4,743,999)
Glu Mobile, Inc.	110,900	(277,250)
Hortonworks, Inc.	26,700	(343,896)
Inseego Corp.	600	(750)
j2 Global, Inc.	700	(59,563)
KEYW Holding Corp.	300	(2,805)
NantHealth, Inc.	3,000	(12,690)
Palo Alto Networks, Inc.	60,500	(8,095,505)
pdvWireless, Inc.	600	(13,980)
Pegasystems, Inc.	4,000	(233,400)
salesforce.com, Inc.	167,900	(14,540,140)
Tabula Rasa HealthCare, Inc.	300	(4,515)
Twilio, Inc.	22,300	(649,153)
Ultimate Software Group, Inc.	1,500	(315,090)
VirnetX Holding Corp.	22,600	(102,830)
VMware, Inc. Class A (c)	37,737	(3,299,346)
xG Technology, Inc.	21,300	(34,719)

		(35,288,679)

Specialty Finance — (0.5)%
Alliance Data Systems Corp.	16,245	(4,169,929)
Ally Financial, Inc.	84,100	(1,757,690)
Altisource Portfolio Solutions SA	4,200	(91,644)
Apollo Commercial Real Estate Finance, Inc.	33,700	(625,135)
Arlington Asset Investment Corp. Class A	21,000	(287,070)
Capstead Mortgage Corp.	4,300	(44,849)
Chimera Investment Corp.	42	(783)
Encore Capital Group, Inc.	12,200	(489,830)
FleetCor Technologies, Inc.	46,100	(6,648,081)
FNFV Group	33	(521)
Global Payments, Inc.	16,110	(1,455,055)
Impac Mortgage Holdings, Inc.	100	(1,513)
LendingClub Corp.	316,400	(1,743,364)
Nationstar Mortgage Holdings, Inc.	16,300	(291,607)
Nelnet, Inc. Class A	100	(4,701)
New Residential Investment Corp.	37,400	(581,944)
Ocwen Financial Corp.	86,900	(233,761)
On Deck Capital, Inc.	3,500	(16,310)
OneMain Holdings, Inc.	16,400	(403,276)
Orchid Island Capital, Inc.	54,200	(534,412)
RAIT Financial Trust	26,200	(57,378)
Resource Capital Corp. REIT	12,400	(126,108)
Santander Consumer USA Holdings, Inc.	61,200	(780,912)
SLM Corp.	48,100	(553,150)
Walter Investment Management Corp.	35,100	(33,243)
Western Asset Mortgage Capital Corp.	10,300	(106,090)
WEX, Inc.	600	(62,562)

		(21,100,918)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Technology Services — (0.4)%
Booz Allen Hamilton Holding Corp.	100	$(3,254)
Broadridge Financial Solutions, Inc.	3,000	(226,680)
Cogint, Inc.	8,285	(41,839)
Endurance International Group Holdings, Inc.	23,800	(198,730)
FactSet Research Systems, Inc.	12,000	(1,994,160)
Helios & Matheson Analytics, Inc.	2,500	(6,100)
IHS Markit Ltd.	27	(1,189)
International Business Machines Corp.	87,800	(13,506,274)
Leidos Holdings, Inc.	7,800	(403,182)
SecureWorks Corp.	2,300	(21,367)
Spherix, Inc.	3,426	(8,908)
Unisys Corp.	8,400	(107,520)
Virtusa Corp.	400	(11,760)
WageWorks, Inc.	200	(13,531)

		(16,544,494)

Telecommunications — (0.2)%
AT&T, Inc. (c)	106,728	(4,026,847)
CenturyLink, Inc.	100	(2,406)
Cincinnati Bell, Inc.	200	(3,910)
Frontier Communications Corp.	1,646,700	(1,910,172)
Globalstar, Inc.	259,900	(553,587)
HC2 Holdings, Inc.	5,400	(31,752)
Intelsat SA	18,100	(55,386)
NII Holdings, Inc.	26,523	(21,324)
Shenandoah Telecommunications Co.	2,400	(73,680)
Straight Path Communications, Inc.	10,700	(1,922,255)
Vonage Holdings Corp.	3,300	(21,582)
Windstream Holdings, Inc.	160,028	(620,909)
Zayo Group Holdings, Inc.	800	(24,720)

		(9,268,530)

Transportation & Logistics — (0.1)%
CSX Corp.	27,900	(1,522,224)
DHT Holdings, Inc.	63,800	(264,770)
Dorian LPG Ltd.	9,600	(78,528)
Eagle Bulk Shipping, Inc.	10,315	(48,790)
Gener8 Maritime, Inc.	5,200	(29,588)
Hornbeck Offshore Services, Inc.	23,500	(66,505)
Kirby Corp.	58,173	(3,888,865)
Nordic American Tankers Ltd.	73,200	(464,088)
Scorpio Bulkers, Inc.	22,500	(159,750)
Seanergy Maritime Holdings Corp.	3,502	(3,642)
Sino-Global Shipping America Ltd.	4,021	(11,379)
United Parcel Service, Inc. Class B	700	(77,413)
YRC Worldwide, Inc.	600	(6,672)

		(6,622,214)

Transportation Equipment — (0.1)%
Navistar International Corp.	23,100	(605,913)
Supreme Industries, Inc. Class A	1,900	(31,255)
Wabtec Corp.	37,000	(3,385,500)
Workhorse Group, Inc.	1,360	(5,018)

		(4,027,686)

Utilities — (0.2)%
Allete, Inc.	2,400	(172,032)
American States Water Co., Inc.	100	(4,741)
Atlantic Power Corp.	1,600	(3,840)
Avista Corp.	100	(4,246)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Black Hills Corp.	8,000	$(539,760)
California Water Service Group	700	(25,760)
Calpine Corp.	21,400	(289,542)
Consolidated Edison, Inc.	4,400	(355,608)
Dynegy, Inc.	150,300	(1,242,981)
El Paso Electric Co.	400	(20,680)
Entergy Corp.	200	(15,376)
Eversource Energy	38,500	(2,337,335)
Genie Energy Ltd. Class B	2,000	(15,240)
MGE Energy, Inc.	900	(57,915)
New Jersey Resources Corp.	9,800	(389,060)
NorthWestern Corp.	600	(36,612)
NRG Energy, Inc.	800	(13,776)
Sempra Energy	100	(11,327)
South Jersey Industries, Inc.	9,500	(324,615)
Spark Energy, Inc. Class A	1,800	(33,840)
Spire, Inc.	7,100	(495,225)
TerraForm Power, Inc.	19,800	(237,600)
WEC Energy Group, Inc.	30,671	(1,882,586)

		(8,509,697)

Waste & Environmental Services & Equipment — (0.2)%
Aqua Metals, Inc.	13,100	(164,405)
Centrus Energy Corp. Class A	1,800	(7,560)
Clean Harbors, Inc.	500	(27,915)
Donaldson Co., Inc.	400	(18,216)
Energy Recovery, Inc.	14,500	(120,205)
Hudson Technologies, Inc.	700	(5,915)
MagneGas Corp.	900	(1,107)
Stericycle, Inc. (c)	106,810	(8,151,739)

		(8,497,062)

Total United States		(900,956,366)

Virgin Islands — (0.0)%
Asset Management — (0.0)%
Altisource Asset Management Corp.	200	(18,260)

Total Virgin Islands		(18,260)

TOTAL COMMON STOCK (PROCEEDS $994,111,306)		(1,030,170,067)

EXCHANGE-TRADED FUNDS — (1.3)%
Health Care Select Sector SPDR Fund (c)	163,257	(12,936,485)
iShares Nasdaq Biotechnology ETF (c)	43,299	(13,426,154)
iShares Russell 2000 ETF (c)	59,860	(8,435,471)
Powershares QQQ Trust Series 1 (c)	80,800	(11,121,312)
SPDR S&P 500 ETF Trust (c)	27,760	(6,712,368)
SPDR S&P Biotech ETF (c)	68,730	(5,304,582)
Technology Select Sector SPDR Fund	22,842	(1,249,914)
VanEck Vectors Semiconductor ETF	22,635	(1,852,901)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $58,059,523)		(61,039,187)

MORTGAGE-BACKED SECURITIES — (1.8)%
United States — (1.8)%
Collateralized Mortgage Obligation (Residential) — (0.0)%
Federal National Mortgage Association, 3.00%, 08/01/2047 (c),(m)	81,100,000	(81,083,780)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $81,483,324)		(81,083,780)

TOTAL SECURITIES SOLD SHORT— (25.4)% (PROCEEDS $1,133,654,153)		(1,172,293,034)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security considered illiquid.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(g)	Variable/floating interest rate security. Rate presented is as of June 30, 2017.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)	Non-interest bearing bond.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2017. Maturity date presented is the ultimate maturity.
(m)	When issued or delayed delivery security included.
(n)	Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd. and GCM Equity Partners LP are 11/9/2015, 6/1/2016 and 11/9/2015, respectively.
(o)	Rate disclosed, the 7 day net yield, is as of June 30, 2017.
(p)	Approximates cost for federal tax purposes.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2017

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Akzo Nobel	75.00 EUR	09/15/17	323	$(78,350)	$(98,131)	$(19,781)
Microsoft Corp.	80.00 USD	01/19/18	926	(77,947)	(68,524)	9,423
Telefonica SA	11.50 EUR	09/15/17	4,997	(52,850)	(5,707)	47,143
Telefonica SA	11.37 EUR	09/15/17	7,045	(201,410)	(8,047)	193,363
Telefonica SA	11.86 EUR	09/15/17	3,538	(29,676)	(4,041)	25,635
Wells Fargo & Co.	55.00 USD	10/20/17	442	(123,738)	(117,130)	6,608

				$(563,971)	$(301,580)	$262,391

Exchange-Traded Put Options Written
Akzo Nobel	72.00 EUR	09/15/17	323	$(68,571)	$(26,562)	$42,009
Telefonica SA	12.00 EUR	09/15/17	996	(202,823)	(337,861)	(135,038)
Telefonica SA	11.37 EUR	09/15/17	505	(177,988)	(134,968)	43,020

				$(449,382)	$(499,391)	$(50,009)

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Broadcom Ltd.	Bank of America, N.A.	230.00 USD	01/19/18	66,900	$(727,203)	$(1,548,730)	$(821,527)
Microsoft Corp.	Morgan Stanley & Co. International plc	80.00 USD	01/19/18	235,700	(194,453)	(154,053)	40,400

					$(921,656)	$(1,702,783)	$(781,127)

Total Options Written Outstanding					$(1,935,009)	$(2,503,754)	$(568,745)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reverse Repurchase Agreements Outstanding at June 30, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.75%	06/16/17	07/17/17	$4,872,000	$4,877,583
Credit Suisse Securities (USA) LLC	2.67%	05/02/17	08/01/17	2,674,000	2,685,910
Credit Suisse Securities (USA) LLC	2.73%	05/19/17	08/17/17	4,691,000	4,706,287
Credit Suisse Securities (USA) LLC	2.96%	06/19/17	07/19/17	2,144,000	2,146,115
Credit Suisse Securities (USA) LLC	2.96%	06/19/17	07/19/17	2,176,000	2,178,147
Credit Suisse Securities (USA) LLC	2.97%	06/23/17	07/21/17	751,000	751,495
JPMorgan Chase Bank, N.A.	2.80%	06/28/17	09/26/17	6,383,000	6,384,487
JPMorgan Chase Bank, N.A.	2.80%	06/28/17	09/26/17	3,031,000	3,031,706
JPMorgan Chase Bank, N.A.	2.83%	02/10/17	08/09/17	2,085,000	2,108,150
JPMorgan Chase Bank, N.A.	2.86%	02/24/17	08/23/17	921,000	930,300
JPMorgan Chase Bank, N.A.	2.86%	02/24/17	08/23/17	3,497,000	3,532,312
JPMorgan Chase Bank, N.A.	2.92%	03/02/17	08/29/17	1,051,000	1,061,301
JPMorgan Chase Bank, N.A.	2.92%	03/02/17	08/29/17	1,401,000	1,414,731
JPMorgan Chase Bank, N.A.	2.92%	03/02/17	08/29/17	4,213,000	4,254,292
JPMorgan Chase Bank, N.A.	2.93%	06/30/17	07/28/17	5,289,000	5,289,430
JPMorgan Chase Bank, N.A.	2.93%	06/30/17	07/28/17	4,410,000	4,410,359
JPMorgan Chase Bank, N.A.	2.93%	06/30/17	07/28/17	2,771,000	2,771,225
JPMorgan Chase Bank, N.A.	3.00%	06/28/17	09/26/17	3,180,000	3,180,794
JPMorgan Chase Bank, N.A.	3.03%	02/10/17	08/09/17	2,756,000	2,788,760
JPMorgan Chase Bank, N.A.	3.03%	02/10/17	08/09/17	5,841,000	5,910,430
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	5,543,000	5,601,053
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	1,247,000	1,260,060
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	3,328,000	3,362,855
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	1,326,000	1,339,887
JPMorgan Chase Bank, N.A.	3.12%	03/30/17	08/29/17	3,205,008	3,230,807
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55%	06/01/17	07/03/17	11,356,000	11,380,136
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	06/08/17	07/10/17	1,467,000	1,469,426
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	06/08/17	07/10/17	2,156,000	2,159,566
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.63%	06/13/17	07/13/17	2,011,000	2,013,642
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	06/19/17	07/17/17	1,426,000	1,427,288
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	06/19/17	07/17/17	16,366,000	16,380,781
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	06/19/17	07/17/17	1,639,000	1,640,480
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	06/19/17	07/19/17	5,888,000	5,893,318
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	06/19/17	07/19/17	7,432,000	7,438,712
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.81%	06/02/17	07/03/17	753,000	754,704
Royal Bank of Canada	2.38%	05/08/17	08/08/17	954,000	957,405
Royal Bank of Canada	2.41%	04/20/17	07/20/17	240,000	241,155
Royal Bank of Canada	2.47%	06/08/17	07/10/17	4,428,000	4,434,985
Royal Bank of Canada	2.60%	04/20/17	10/20/17	5,911,000	5,941,710
Royal Bank of Canada	2.60%	02/03/17	08/03/17	3,158,000	3,191,761
Royal Bank of Canada	2.60%	02/03/17	08/03/17	4,094,000	4,137,768
Royal Bank of Canada	2.62%	06/12/17	07/11/17	738,000	739,019
Royal Bank of Canada	2.62%	06/12/17	07/11/17	1,814,000	1,816,504
Royal Bank of Canada	2.63%	06/21/17	07/21/17	3,960,000	3,962,893
Royal Bank of Canada	2.63%	06/21/17	07/21/17	1,499,000	1,500,095
Royal Bank of Canada	2.64%	05/15/17	11/15/17	2,766,000	2,775,531
Royal Bank of Canada	2.64%	05/15/17	11/15/17	2,029,000	2,035,992
Royal Bank of Canada	2.73%	06/21/17	07/21/17	13,243,000	13,253,043
Royal Bank of Canada	2.74%	05/15/17	11/15/17	1,626,000	1,631,815
Royal Bank of Canada	2.75%	06/30/17	07/31/17	3,355,000	3,355,256
Royal Bank of Canada	2.80%	03/17/17	08/03/17	1,908,000	1,923,733
Royal Bank of Canada	2.81%	03/01/17	08/31/17	11,793,000	11,905,353
Royal Bank of Canada	2.81%	04/25/17	08/31/17	3,768,000	3,787,715
Royal Bank of Canada	2.83%	06/19/17	07/19/17	8,862,000	8,870,351
Royal Bank of Canada	2.83%	01/12/17	07/05/17	7,525,000	7,625,698
Royal Bank of Canada	2.88%	03/20/17	09/20/17	4,118,000	4,151,944

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.92%	06/12/17	07/11/17	$771,000	$772,186
Royal Bank of Canada	2.92%	06/12/17	07/11/17	1,064,000	1,065,637
Royal Bank of Canada	2.92%	03/06/17	09/06/17	6,192,000	6,250,682
Royal Bank of Canada	2.92%	03/06/17	09/06/17	2,830,000	2,856,820
Royal Bank of Canada	2.92%	03/06/17	09/06/17	2,418,000	2,440,915

Total Reverse Repurchase Agreements Outstanding				$230,344,008	$231,392,495

Futures Contracts Outstanding at June 30, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90 Day Eurodollar	3	CME	731,808 USD	09/19/22	$(1,083)
90 Day Eurodollar	12	CME	2,940,232 USD	12/13/21	(13,582)
90 Day Eurodollar	11	CME	2,672,916 USD	03/14/22	8,746
90 Day Eurodollar	8	CME	1,950,058 USD	06/13/22	(658)
90-Day Bank Bill	369	SFE	367,410,490 AUD	03/08/18	(59,242)
90-Day Sterling	467	ICE	58,111,121 GBP	06/20/18	(158,112)
Aluminum	179	LME	8,547,991 USD	08/14/17	18,277
Aluminum	164	LME	7,707,608 USD	09/18/17	162,342
Aluminum	190	LME	9,208,492 USD	07/19/17	(133,617)
Aluminum	44	LME	2,123,159 USD	12/18/17	(1,534)
Amsterdam Index	240	Euronext	25,111,511 EUR	07/21/17	(913,161)
Australian 10-Year Bond	281	SFE	36,915,575 AUD	09/15/17	(456,229)
Australian 3-Year Bond	104	SFE	11,681,290 AUD	09/15/17	(53,331)
Australian Dollar Currency	2,047	CME	155,273,504 USD	09/18/17	1,833,746
BIST 30 Index	649	ISE	8,165,694 TRY	08/29/17	(1,746)
Brent Crude	84	ICE	4,077,572 USD	08/31/17	41,788
Brent Crude	54	ICE	2,833,297 USD	10/31/18	(49,597)
Brent Crude	12	ICE	629,336 USD	10/31/17	(34,256)
Brent Crude	30	ICE	1,578,785 USD	10/31/19	7,615
Brent Crude	238	ICE	12,331,726 USD	07/31/17	(724,466)
CAC40 Index	549	Euronext	28,810,567 EUR	07/21/17	(823,470)
Canadian 10 Year Bond	744	CDE	107,461,107 CAD	09/20/17	(2,230,033)
Canadian Dollar Currency	231	CME	17,510,194 USD	09/19/17	332,246
Cattle Feeder	39	CME	2,872,199 USD	08/31/17	12,338
Copper	58	LME	8,291,967 USD	09/18/17	321,396
Copper	199	COMEX	13,181,347 USD	09/27/17	305,878
Copper	94	LME	13,376,627 USD	07/17/17	542,423
Copper	87	LME	12,180,621 USD	08/14/17	720,391
Cotton No. 2	109	ICE	3,920,887 USD	03/07/18	(238,322)
DAX Index	195	Eurex	62,040,620 EUR	09/15/17	(2,262,164)
E-mini Dow	85	CBOT	8,993,549 USD	09/15/17	58,951
E-mini Nikkei 225	44	CME	443,175,000 JPY	09/07/17	(15,515)
E-Mini S&P 500	439	CME	53,334,680 USD	09/15/17	(195,925)
E-mini S&P MidCap 400	34	CME	5,979,552 USD	09/15/17	(42,812)
Euro FX Currency	691	CME	97,818,075 USD	09/18/17	1,228,137
Euro Stoxx 50	1,102	Eurex	39,140,854 EUR	09/15/17	(1,520,468)
Euro-BOBL	60	Eurex	7,980,141 EUR	09/07/17	(89,248)
Euro-BTP	251	Eurex	34,719,055 EUR	09/07/17	(912,480)
Euro-Bund	496	Eurex	81,599,300 EUR	09/07/17	(1,498,249)
Euro-Oat	146	Eurex	21,938,921 EUR	09/07/17	(297,920)
Euro-Schatz	370	Eurex	41,490,614 EUR	09/07/17	(121,199)
FTSE 100 Index	270	ICE	20,070,343 GBP	09/15/17	(671,534)
FTSE China A50 Index	353	SGX	4,017,594 USD	07/28/17	(6,631)
FTSE KLCI Index	36	MYX	3,215,880 MYR	07/31/17	(8,009)
FTSE/MIB Index	197	IDEM	20,688,984 EUR	09/15/17	(568,184)
Gasoline RBOB	2	NYMEX	123,885 USD	08/31/17	2,317
Gold 100 Oz	4	COMEX	509,104 USD	12/27/17	(9,264)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Gold 100 Oz	108	COMEX	13,634,129 USD	08/29/17	$(217,289)
H-Shares Index	142	HKFE	73,086,505 HKD	07/28/17	(89,915)
Hang Seng Index	48	HKFE	61,199,389 HKD	07/28/17	26,207
IBEX 35 Index	139	MEFF	14,972,779 EUR	07/21/17	(580,873)
Japanese Yen Currency	982	CME	112,969,486 USD	09/18/17	(3,599,236)
KOSPI 200 Index	116	KRX FM	8,944,698,000 KRW	09/14/17	113,099
Lead	44	LME	2,344,134 USD	09/18/17	178,991
Lead	67	LME	3,651,400 USD	07/17/17	170,951
Lead	43	LME	2,289,972 USD	08/14/17	171,778
Lean Hogs	65	CME	1,798,860 USD	10/13/17	32,840
Lean Hogs	124	CME	4,022,006 USD	08/14/17	131,994
Live Cattle	279	CME	13,126,286 USD	10/31/17	(269,966)
Live Cattle	211	CME	10,207,387 USD	08/31/17	(391,667)
Long Gilt	614	ICE	78,493,601 GBP	09/27/17	(1,815,121)
Low Sulphur Gasoil	80	ICE	3,425,724 USD	09/12/17	70,276
Mexican Peso Currency	301	CME	8,202,235 USD	09/18/17	(1,490)
Mini MSCI EAFE	46	ICE	4,378,451 USD	09/15/17	(32,371)
Mini MSCI Emerging Market	201	ICE	10,011,124 USD	09/15/17	122,291
MSCI Singapore Index	367	SGX	13,120,810 SGD	07/28/17	24,917
MSCI Taiwan Index	364	SGX	14,181,637 USD	07/28/17	(156,717)
Nasdaq 100 E-Mini	51	CME	5,836,609 USD	09/15/17	(70,804)
Natural Gas	10	NYMEX	293,659 USD	09/26/18	(6,659)
Natural Gas	296	NYMEX	8,778,457 USD	07/27/17	205,143
New Zealand Dollar Currency	267	CME	19,325,259 USD	09/18/17	203,121
Nickel	66	LME	3,550,113 USD	08/14/17	161,001
Nickel	9	LME	494,671 USD	09/18/17	12,254
Nickel	149	LME	8,413,451 USD	07/19/17	(50,081)
Nickel	28	LME	1,622,993 USD	12/18/17	(36,737)
Nikkei 225	77	SGX	768,268,565 JPY	09/07/17	15,394
Norwegian Krone Currency	114	CME	27,151,455 USD	09/18/17	181,185
NY Harbor ULSD	46	NYMEX	2,762,119 USD	07/31/17	103,230
OMXS30 Index	798	Nasdaq OMX	131,589,025 SEK	07/21/17	(437,947)
Palladium	50	NYMEX	3,963,625 USD	09/27/17	219,625
Platinum	43	NYMEX	2,030,305 USD	01/29/18	(30,375)
Platinum	46	NYMEX	2,126,652 USD	10/27/17	4,068
Russell 2000 Mini	140	ICE	9,881,208 USD	09/15/17	18,892
S&P/TSX 60 Index	38	CDE	6,836,191 CAD	09/14/17	(60,357)
SET50 Index	269	TFEX	53,593,936 THB	09/28/17	(6,287)
SGX Nifty 50	488	SGX	9,405,300 USD	07/27/17	(115,244)
Short-Term Euro-BTP	323	Eurex	36,324,791 EUR	09/07/17	80,921
Silver	8	COMEX	691,268 USD	12/27/17	(21,988)
Silver	30	COMEX	2,500,128 USD	09/27/17	(6,078)
Soybean Oil	3	CBOT	58,570 USD	01/12/18	1,730
SPI 200	213	SFE	30,463,257 AUD	09/21/17	(293,860)
STOXX Europe 600 Banks	208	Eurex	1,871,735 EUR	09/15/17	13,369
STOXX Europe 600 Banks	169	Eurex	3,269,672 EUR	09/15/17	(92,106)
Swiss Franc Currency	47	CME	6,134,082 USD	09/18/17	21,743
Swiss Market Index	248	Eurex	21,928,604 CHF	09/15/17	113,334
TOPIX index	472	OSE	7,560,764,708 JPY	09/07/17	404,670
U.S. Treasury 10-Year Note	2,376	CBOT	298,980,159 USD	09/20/17	(717,909)
U.S. Treasury Long Bond	2	CBOT	312,691 USD	09/20/17	(5,316)
Ultra 10-Year U.S. Treasury Note	3	CBOT	409,489 USD	09/20/17	(5,052)
Ultra U.S. Treasury Bond	19	CBOT	3,236,847 USD	09/20/17	(85,222)
Wheat	41	CBOT	1,025,115 USD	09/14/17	53,185
WTI Crude	61	NYMEX	2,695,764 USD	08/22/17	127,926
WTI Crude	11	NYMEX	553,281 USD	11/19/18	(16,371)
WTI Crude	7	NYMEX	354,670 USD	11/20/19	(4,950)
WTI Crude	6	NYMEX	306,687 USD	11/20/20	93
WTI Crude	713	NYMEX	37,556,666 USD	11/20/17	(4,010,016)
Zinc	31	LME	2,080,318 USD	09/18/17	58,682
Zinc	99	LME	6,476,064 USD	07/19/17	346,892
Zinc	28	LME	1,861,457 USD	12/18/17	70,543
Zinc	77	LME	4,974,222 USD	08/14/17	333,966

					$(17,949,143)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Short Futures
3 Month Euribor	7	ICE	1,754,206 EUR	12/18/17	$(893)
3 Month Euribor	5	ICE	1,252,433 EUR	03/19/18	(791)
3 Month Euribor	142	ICE	35,583,310 EUR	06/18/18	12,033
3 Month Euribor	5	ICE	1,251,120 EUR	03/18/19	922
3 Month Euribor	12	ICE	3,005,218 EUR	09/17/18	648
3 Month Euribor	5	ICE	1,251,258 EUR	12/17/18	151
3 Month Euribor	7	ICE	1,750,434 EUR	06/17/19	1,195
3 Month Euribor	5	ICE	1,249,558 EUR	09/16/19	922
90 Day Eurodollar	8	CME	1,959,200 USD	03/18/19	(3,700)
90 Day Eurodollar	16	CME	3,933,021 USD	12/17/18	5,021
90 Day Eurodollar	12	CME	2,942,015 USD	06/17/19	(536)
90 Day Eurodollar	24	CME	5,874,400 USD	06/15/20	2,500
90 Day Eurodollar	9	CME	2,199,764 USD	03/15/21	1,401
90 Day Eurodollar	16	CME	3,916,208 USD	09/14/20	3,608
90 Day Eurodollar	12	CME	2,932,769 USD	12/14/20	269
90 Day Eurodollar	72	CME	17,759,802 USD	12/18/17	25,302
90 Day Eurodollar	99	CME	24,394,404 USD	09/18/17	(20,233)
90 Day Eurodollar	90	CME	22,193,354 USD	03/19/18	44,354
90 Day Eurodollar	9	CME	2,199,377 USD	12/16/19	(4,611)
90 Day Eurodollar	12	CME	2,947,056 USD	09/16/19	6,156
90 Day Eurodollar	65	CME	16,034,384 USD	06/18/18	50,071
90 Day Eurodollar	597	CME	146,788,812 USD	09/17/18	90,987
90 Day Eurodollar	11	CME	2,697,109 USD	03/16/20	4,584
Aluminum	179	LME	8,403,857 USD	08/14/17	(162,411)
Aluminum	33	LME	1,547,930 USD	09/18/17	(35,658)
Aluminum	190	LME	9,043,155 USD	07/19/17	(31,720)
Australian 10-Year Bond	337	SFE	44,248,396 AUD	09/15/17	528,689
Australian Dollar Currency	68	CME	5,177,554 USD	09/18/17	(41,446)
Bank Acceptance	57	CDE	14,051,497 CAD	06/18/18	11,758
Brent Crude	59	ICE	2,699,039 USD	07/31/17	(178,391)
British Pound Currency	588	CME	47,051,223 USD	09/18/17	(889,153)
CAC40 Index	16	Euronext	841,180 EUR	07/21/17	25,743
Canadian Dollar Currency	2,372	CME	179,896,642 USD	09/19/17	(3,316,638)
Canola	36	ICE	343,868 CAD	11/14/17	(11,329)
Cattle Feeder	69	CME	4,906,529 USD	09/28/17	(200,334)
Cocoa	289	ICE	5,821,873 USD	12/13/17	137,243
Cocoa	159	ICE	2,603,121 GBP	09/14/17	232,319
Cocoa	221	ICE	4,327,863 USD	09/14/17	40,463
Coffee	44	ICE	2,187,748 USD	12/18/17	55,948
Coffee	207	ICE	9,987,085 USD	09/19/17	229,623
Copper	3	LME	434,721 USD	09/18/17	(10,798)
Copper	94	LME	13,129,213 USD	07/17/17	(789,837)
Copper	87	LME	12,361,424 USD	08/14/17	(539,588)
Corn	305	CBOT	5,935,493 USD	12/14/17	(42,508)
Cotton No. 2	16	ICE	537,783 USD	12/06/17	(10,937)
DAX Index	60	Eurex	19,220,752 EUR	09/15/17	846,049
Euro BUXL	49	Eurex	8,196,413 EUR	09/07/17	210,079
Euro FX Currency	640	CME	90,008,469 USD	09/18/17	(1,727,531)
Euro Stoxx 50	10,596	Eurex	377,768,499 EUR	09/15/17	16,241,070
Euro-BOBL	217	Eurex	28,875,527 EUR	09/07/17	338,793
Euro-BTP	178	Eurex	23,956,011 EUR	09/07/17	(112,969)
Euro-Bund	132	Eurex	21,732,206 EUR	09/07/17	417,302
Euro-Oat	192	Eurex	28,802,423 EUR	09/07/17	336,093
Euro-Schatz	276	Eurex	30,906,180 EUR	09/07/17	40,638
FTSE 100 Index	435	ICE	32,386,024 GBP	09/15/17	1,147,652
FTSE/JSE TOP 40 Index	175	Safex	79,583,257 ZAR	09/21/17	(27,536)
FTSE/MIB Index	5	IDEM	526,371 EUR	09/15/17	15,871

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Gasoline RBOB	47	NYMEX	2,812,713 USD	07/31/17	$(175,331)
Gold 100 Oz	33	COMEX	4,125,690 USD	08/29/17	26,100
Hang Seng Index	65	HKFE	83,509,197 HKD	07/28/17	45,847
Japan 10-Year Bond	203	OSE	30,552,257,182 JPY	09/12/17	710,622
Japanese Yen Currency	424	CME	48,118,146 USD	09/18/17	895,146
KC HRW Wheat	186	CBOT	4,630,659 USD	12/14/17	(523,866)
KC HRW Wheat	42	CBOT	1,003,655 USD	09/14/17	(108,295)
Lead	67	LME	3,597,514 USD	07/17/17	(224,836)
Lead	43	LME	2,236,241 USD	08/14/17	(225,509)
Long Gilt	559	ICE	71,406,482 GBP	09/27/17	1,579,679
Low Sulphur Gasoil	61	ICE	2,525,873 USD	07/12/17	(136,777)
Mexican Peso Currency	172	CME	4,682,171 USD	09/18/17	(3,969)
Nasdaq 100 E-mini	68	CME	7,788,578 USD	09/15/17	100,838
Natural Gas	48	NYMEX	1,447,211 USD	08/29/17	(7,669)
Natural Gas	392	NYMEX	11,595,954 USD	07/27/17	(301,246)
Nickel	66	LME	3,700,542 USD	08/14/17	(10,572)
Nickel	56	LME	3,018,026 USD	09/18/17	(136,175)
Nickel	149	LME	8,360,294 USD	07/19/17	(3,076)
NY Harbor ULSD	50	NYMEX	2,909,495 USD	07/31/17	(205,015)
Platinum	115	NYMEX	5,350,098 USD	10/27/17	23,298
Robusta Coffee	13	ICE	268,814 USD	09/29/17	(10,556)
Russell 2000 Mini	149	ICE	10,505,810 USD	09/15/17	(30,725)
S&P 500	59	CME	35,823,257 USD	09/14/17	114,982
S&P 500 E-mini	968	CME	117,685,152 USD	09/15/17	513,592
S&P/TSX 60 Index	189	CDE	34,048,597 CAD	09/14/17	336,857
Silver	145	COMEX	12,130,980 USD	09/27/17	76,405
Soybean	104	CBOT	4,952,106 USD	01/12/18	(52,894)
Soybean	224	CBOT	10,201,149 USD	11/14/17	(492,051)
Soybean Meal	218	CBOT	6,552,721 USD	12/14/17	(231,439)
Soybean Oil	171	CBOT	3,298,587 USD	12/14/17	(122,097)
SPI 200	99	SFE	14,134,663 AUD	09/21/17	117,894
Sugar 11	232	ICE	3,827,077 USD	02/28/18	67,192
Sugar 11	684	ICE	10,442,084 USD	09/29/17	(137,480)
Swiss Franc Currency	443	CME	57,619,010 USD	09/18/17	(402,915)
Swiss Market Index	204	Eurex	18,040,885 CHF	09/15/17	(90,265)
Three Month Euro Swiss Franc	69	ICE	17,377,013 CHF	03/19/18	13,727
TOPIX Index	123	OSE	1,962,383,820 JPY	09/07/17	(175,694)
U.S. Dollar Index	59	ICE	5,690,076 USD	09/18/17	60,237
U.S. Treasury 10-Year Note	226	CBOT	28,498,426 USD	09/20/17	128,363
U.S. Treasury 2-Year Note	139	CBOT	30,078,952 USD	09/29/17	39,749
U.S. Treasury 5-Year Note	546	CBOT	64,643,355 USD	09/29/17	304,933
U.S. Treasury Long Bond	14	CBOT	2,200,563 USD	09/20/17	48,937
Wheat	99	CBOT	2,377,909 USD	12/14/17	(319,841)
White Sugar	88	ICE	1,879,375 USD	07/14/17	103,095
WTI Crude	619	NYMEX	28,431,418 USD	07/20/17	(67,342)
Zinc	1	LME	63,872 USD	09/18/17	(5,128)
Zinc	99	LME	6,393,637 USD	07/19/17	(429,319)
Zinc	77	LME	4,806,401 USD	08/14/17	(501,786)

					$13,121,534

Total Futures Contracts Outstanding					$(4,827,609)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	79,259,724	USD	4,892,576	Bank of America, N.A.	07/21/17	$(162,610)
ARS	11,266,193	USD	671,406	Bank of America, N.A.	09/20/17	(20,132)
AUD	1,279	USD	980	Morgan Stanley & Co. LLC	09/20/17	2
AUD	774,942	USD	589,503	Morgan Stanley & Co. LLC	09/20/17	5,544
AUD	619,000	USD	465,855	Merrill Lynch International	09/20/17	9,441
BRL	150,983	USD	45,532	Merrill Lynch International	07/05/17	42

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	291,556	USD	87,594	Merrill Lynch International	07/05/17	$412
BRL	209,663	USD	62,800	Merrill Lynch International	07/05/17	487
BRL	246,527	USD	74,298	Merrill Lynch International	07/05/17	116
BRL	258,578	USD	77,801	Merrill Lynch International	08/02/17	(200)
BRL	12,719,776	USD	3,823,082	Merrill Lynch International	08/02/17	(5,803)
BRL	1,479,972	USD	447,365	Merrill Lynch International	07/05/17	(635)
BRL	24,455	USD	7,351	Merrill Lynch International	08/02/17	(12)
BRL	316,662	USD	95,720	Merrill Lynch International	07/05/17	(136)
BRL	1,584,476	USD	478,954	Merrill Lynch International	07/05/17	(679)
BRL	3,170,794	USD	958,465	Merrill Lynch International	07/05/17	(1,360)
BRL	1,585,204	USD	479,174	Merrill Lynch International	07/05/17	(680)
BRL	1,278,675	USD	386,517	Merrill Lynch International	07/05/17	(548)
BRL	1,714,514	USD	518,262	Merrill Lynch International	07/05/17	(735)
BRL	1,772,620	USD	535,826	Merrill Lynch International	07/05/17	(760)
BRL	1,774,343	USD	536,347	Merrill Lynch International	07/05/17	(761)
BRL	1,147,417	USD	346,840	Merrill Lynch International	07/05/17	(492)
BRL	355,039	USD	107,321	Merrill Lynch International	07/05/17	(152)
BRL	1,774,343	USD	536,347	Merrill Lynch International	07/05/17	(761)
BRL	3,548,258	USD	1,072,565	Merrill Lynch International	07/05/17	(1,522)
BRL	277,824	USD	83,981	Merrill Lynch International	07/05/17	(119)
BRL	1,608,449	USD	486,201	Merrill Lynch International	07/05/17	(690)
BRL	3,166,429	USD	957,146	Merrill Lynch International	07/05/17	(1,358)
BRL	3,676,100	USD	1,111,208	Merrill Lynch International	07/05/17	(1,576)
BRL	1,837,155	USD	555,334	Merrill Lynch International	07/05/17	(788)
BRL	3,018,652	USD	912,476	Merrill Lynch International	07/05/17	(1,295)
BRL	815,093	USD	246,386	Merrill Lynch International	07/05/17	(350)
BRL	857,018	USD	259,059	Merrill Lynch International	07/05/17	(368)
BRL	1,713,302	USD	517,896	Merrill Lynch International	07/05/17	(735)
BRL	857,281	USD	259,138	Merrill Lynch International	07/05/17	(368)
BRL	603,382	USD	182,390	Merrill Lynch International	07/05/17	(259)
BRL	3,588,746	USD	1,084,803	Merrill Lynch International	07/05/17	(1,539)
BRL	358,839	USD	108,470	Merrill Lynch International	07/05/17	(154)
BRL	3,587,316	USD	1,084,371	Merrill Lynch International	07/05/17	(1,538)
BRL	3,279,016	USD	991,178	Merrill Lynch International	07/05/17	(1,406)
BRL	162,961	USD	49,260	Merrill Lynch International	07/05/17	(70)
BRL	313	USD	95	Merrill Lynch International	07/05/17	—
BRL	127,555	USD	38,557	Merrill Lynch International	07/05/17	(55)
BRL	135,052	USD	40,823	Merrill Lynch International	07/05/17	(58)
BRL	1,429,826	USD	432,207	Merrill Lynch International	07/05/17	(613)
BRL	1,428,534	USD	431,816	Merrill Lynch International	07/05/17	(613)
BRL	653,414	USD	197,513	Merrill Lynch International	07/05/17	(280)
BRL	55,238	USD	16,697	Merrill Lynch International	07/05/17	(24)
BRL	333,230	USD	100,729	Merrill Lynch International	07/05/17	(143)
BRL	12,719,776	USD	3,844,924	Merrill Lynch International	07/05/17	(5,455)
BRL	7,300,000	USD	2,191,600	State Street Bank and Trust Company	07/05/17	11,908
BRL	20,491,087	USD	6,149,232	State Street Bank and Trust Company	09/05/17	(42,971)
BRL	166,503	USD	50,224	Merrill Lynch International	07/05/17	35
BRL	158,820	USD	47,497	Merrill Lynch International	07/05/17	443
BRL	107,722	USD	32,668	Merrill Lynch International	07/05/17	(152)
BRL	66,461,044	USD	20,168,741	Merrill Lynch International	07/05/17	(107,452)
CAD	161,874	USD	122,510	Morgan Stanley & Co. LLC	09/20/17	2,474
CAD	223,160	USD	172,000	Merrill Lynch International	09/20/17	303
CAD	344,149	USD	261,000	Merrill Lynch International	09/20/17	4,718
CAD	329,394	USD	249,878	Merrill Lynch International	09/20/17	4,448
CHF	700,000	USD	725,689	Morgan Stanley & Co. LLC	09/20/17	7,909
CHF	3,526,585	USD	3,709,803	Morgan Stanley & Co. LLC	09/20/17	(14,045)
CLP	61,382,473	USD	92,392	Merrill Lynch International	09/20/17	(93)
CLP	76,158,077	USD	114,403	Merrill Lynch International	09/20/17	114
CLP	61,641,344	USD	92,804	Merrill Lynch International	09/20/17	(116)
CLP	32,111,455	USD	48,465	Merrill Lynch International	09/20/17	(180)
CLP	49,575,537	USD	74,831	Merrill Lynch International	09/20/17	(286)
CLP	39,159,904	USD	59,145	Merrill Lynch International	09/20/17	(261)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	13,355,130	USD	20,108	Merrill Lynch International	09/20/17	$(26)
CLP	7,985,784	USD	11,977	Merrill Lynch International	09/20/17	31
CLP	65,603,280	USD	98,400	Merrill Lynch International	09/20/17	246
CLP	37,592,332	USD	56,744	Merrill Lynch International	09/20/17	(218)
CLP	656,775	USD	991	Merrill Lynch International	09/20/17	(3)
CLP	24,780,390	USD	37,205	Merrill Lynch International	09/20/17	57
CLP	4,373,557,160	USD	6,553,618	Merrill Lynch International	09/20/17	22,764
CNH	96,500,000	USD	13,875,908	State Street Bank and Trust Company	03/19/18	115,656
CNH	99,866,850	USD	14,276,891	State Street Bank and Trust Company	09/29/17	369,297
CNH	13,000,000	USD	1,851,061	State Street Bank and Trust Company	03/19/18	33,813
CZK	86,238,280	EUR	3,245,457	Morgan Stanley & Co. LLC	01/10/18	84,020
CZK	244,364,111	EUR	9,136,473	JPMorgan Chase Bank, N.A.	11/29/17	291,086
CZK	241,877,204	EUR	9,054,324	Morgan Stanley & Co. LLC	12/15/17	281,876
CZK	327,263	USD	14,026	Merrill Lynch International	09/20/17	365
CZK	13,079,160	USD	562,796	Merrill Lynch International	09/20/17	12,340
CZK	4,802,234	USD	204,858	Merrill Lynch International	09/20/17	6,313
CZK	1,355,375	USD	57,773	Merrill Lynch International	09/20/17	1,828
CZK	1,229,750	USD	52,559	Merrill Lynch International	09/20/17	1,517
CZK	1,412,546	USD	60,482	Merrill Lynch International	09/20/17	1,633
CZK	5,633,570	USD	244,753	Merrill Lynch International	09/20/17	2,975
CZK	1,211,006	USD	52,785	Merrill Lynch International	09/20/17	467
CZK	8,605,222	USD	376,608	Merrill Lynch International	09/20/17	1,794
CZK	223,466	USD	9,780	Merrill Lynch International	09/20/17	47
CZK	9,272,129	USD	399,930	Merrill Lynch International	09/20/17	7,798
CZK	1,119,228	USD	48,315	Merrill Lynch International	09/20/17	901
CZK	5,089,790	USD	218,360	Merrill Lynch International	09/20/17	5,456
CZK	51,693,197	USD	2,228,252	Merrill Lynch International	09/20/17	44,878
CZK	8,623,295	USD	369,842	Merrill Lynch International	09/20/17	9,354
DKK	41,856,720	USD	6,383,610	Morgan Stanley & Co. LLC	09/20/17	73,254
EUR	3,262,894	CZK	86,238,280	Morgan Stanley & Co. LLC	01/10/18	(63,900)
EUR	1,288,846	CZK	34,534,629	JPMorgan Chase Bank, N.A.	11/29/17	(43,856)
EUR	1,277,257	CZK	34,225,379	Morgan Stanley & Co. LLC	12/15/17	(44,402)
EUR	2,215,745	CZK	59,603,548	Morgan Stanley & Co. LLC	12/15/17	(87,236)
EUR	4,557,132	CZK	122,586,856	Morgan Stanley & Co. LLC	12/15/17	(179,418)
EUR	6,140,041	USD	6,871,814	Morgan Stanley & Co. LLC	09/20/17	169,087
EUR	92,989	USD	104,097	Morgan Stanley & Co. LLC	09/20/17	2,538
EUR	1,370,000	USD	1,542,209	Morgan Stanley & Co. LLC	09/20/17	28,796
EUR	427,797	USD	480,000	Morgan Stanley & Co. LLC	07/26/17	9,134
EUR	170,000	USD	191,046	Merrill Lynch International	09/20/17	3,897
EUR	724,000	USD	825,794	Merrill Lynch International	09/20/17	4,430
EUR	686,890	USD	788,979	Morgan Stanley & Co. LLC	09/20/17	(1,288)
EUR	2,900,000	USD	3,321,660	Morgan Stanley & Co. LLC	09/20/17	3,825
EUR	882,000	USD	1,011,441	Merrill Lynch International	09/20/17	(35)
EUR	438,000	USD	491,048	Merrill Lynch International	09/20/17	11,214
GBP	343,856	USD	448,186	Morgan Stanley & Co. LLC	09/20/17	725
GBP	355,000	USD	461,174	Merrill Lynch International	09/20/17	2,275
GBP	207,000	USD	269,917	Merrill Lynch International	09/20/17	319
GBP	190,000	USD	242,718	Merrill Lynch International	09/20/17	5,325
GBP	351,000	USD	449,737	Merrill Lynch International	09/20/17	8,489
HKD	1,392,885	USD	179,000	Merrill Lynch International	09/20/17	(216)
HUF	6,346,778	USD	23,143	Merrill Lynch International	09/20/17	409
HUF	122,637,977	USD	448,769	Merrill Lynch International	09/20/17	6,325
HUF	13,787,563	USD	50,046	Merrill Lynch International	09/20/17	1,118
HUF	20,207,802	USD	73,115	Merrill Lynch International	09/20/17	1,874
HUF	14,086,184	USD	51,074	Merrill Lynch International	09/20/17	1,198
HUF	17,784,095	USD	64,470	Merrill Lynch International	09/20/17	1,525
HUF	18,149,420	USD	66,880	Merrill Lynch International	09/20/17	470
HUF	91,700,827	USD	338,329	Merrill Lynch International	09/20/17	1,962
HUF	23,631,243	USD	87,213	Merrill Lynch International	09/20/17	480
HUF	157,341,129	USD	582,068	Merrill Lynch International	09/20/17	1,806
HUF	63,952,229	USD	234,651	Merrill Lynch International	09/20/17	2,668
HUF	1,448,322	USD	5,315	Merrill Lynch International	09/20/17	60

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	659,693,086	USD	2,439,601	Merrill Lynch International	09/20/17	$8,439
HUF	112,766,110	USD	410,549	Merrill Lynch International	09/20/17	7,912
HUF	65,081,755	USD	236,962	Merrill Lynch International	09/20/17	4,548
HUF	112,619,683	USD	411,368	Merrill Lynch International	09/20/17	6,550
HUF	48,426,130	USD	176,913	Merrill Lynch International	09/20/17	2,790
IDR	30,500,000,000	USD	2,273,235	State Street Bank and Trust Company	09/19/17	(4,425)
ILS	151,962	USD	43,254	Merrill Lynch International	09/20/17	444
ILS	310,415	USD	88,124	Merrill Lynch International	09/20/17	1,139
ILS	431,628	USD	122,260	Merrill Lynch International	09/20/17	1,859
ILS	307,201	USD	87,195	Merrill Lynch International	09/20/17	1,144
ILS	447,402	USD	126,973	Merrill Lynch International	09/20/17	1,682
ILS	590,701	USD	168,410	Merrill Lynch International	09/20/17	1,453
ILS	55,641	USD	15,818	Merrill Lynch International	09/20/17	182
ILS	31,118,851	USD	8,838,807	Merrill Lynch International	09/20/17	109,759
ILS	78,538	USD	22,349	Merrill Lynch International	09/20/17	236
ILS	298,516	USD	85,181	Merrill Lynch International	09/20/17	661
INR	107,500,000	USD	1,649,026	State Street Bank and Trust Company	09/19/17	(1,811)
INR	25,409,051	USD	390,596	Merrill Lynch International	09/20/17	(1,305)
INR	44,765,480	USD	686,545	Merrill Lynch International	09/20/17	(694)
INR	28,242,245	USD	433,802	Merrill Lynch International	09/20/17	(1,103)
INR	46,385,808	USD	712,455	Merrill Lynch International	09/20/17	(1,779)
INR	264,313	USD	4,054	Merrill Lynch International	09/20/17	(4)
INR	356,219,942	USD	5,470,208	Morgan Stanley & Co. LLC	09/20/17	(2,099)
INR	369,760,000	USD	5,684,068	State Street Bank and Trust Company	09/19/17	(18,261)
INR	2,616,256	USD	40,200	Merrill Lynch International	09/20/17	(116)
INR	16,608,191	USD	254,598	Merrill Lynch International	09/20/17	(144)
INR	2,551,381,249	USD	39,266,518	Merrill Lynch International	09/20/17	(176,871)
INR	3,383,665	USD	52,066	Merrill Lynch International	09/20/17	(225)
JPY	250,145,830	USD	2,289,727	State Street Bank and Trust Company	09/19/17	(58,303)
JPY	18,257,176	USD	167,238	Merrill Lynch International	09/20/17	(4,367)
KRW	794,858,946	USD	695,920	Merrill Lynch International	09/20/17	(145)
KRW	321,617,807	USD	283,904	Merrill Lynch International	09/20/17	(2,378)
KRW	712,255,057	USD	624,347	Merrill Lynch International	09/20/17	(879)
KRW	638,020,388	USD	559,407	Morgan Stanley & Co. LLC	09/20/17	(1,311)
KRW	427,541,018	USD	377,473	Merrill Lynch International	09/20/17	(3,228)
KRW	41,620,318,116	USD	37,075,262	Merrill Lynch International	09/20/17	(643,168)
MXN	217,335,416	USD	12,120,000	Morgan Stanley & Co. LLC	07/26/17	(184,666)
MYR	835,332	USD	194,807	Merrill Lynch International	09/20/17	(814)
MYR	967,901	USD	227,211	Merrill Lynch International	09/20/17	(2,431)
MYR	967,087	USD	227,212	Merrill Lynch International	09/20/17	(2,621)
MYR	967,264	USD	227,211	Merrill Lynch International	09/20/17	(2,579)
MYR	865,647	USD	203,451	Merrill Lynch International	09/20/17	(2,418)
MYR	889,204	USD	209,123	Merrill Lynch International	09/20/17	(2,620)
MYR	727,408	USD	171,096	Merrill Lynch International	09/20/17	(2,167)
MYR	889,538	USD	209,123	Merrill Lynch International	09/20/17	(2,542)
MYR	889,208	USD	209,124	Merrill Lynch International	09/20/17	(2,620)
MYR	44,419	USD	10,360	Merrill Lynch International	09/20/17	(45)
MYR	476,902	USD	111,727	Merrill Lynch International	09/20/17	(974)
MYR	957,035	USD	224,274	Merrill Lynch International	09/20/17	(2,018)
NOK	1,760,725	USD	208,181	Merrill Lynch International	09/20/17	3,053
NOK	8,204,194	USD	973,729	Merrill Lynch International	09/20/17	10,528
NOK	9,500,000	USD	1,112,686	State Street Bank and Trust Company	09/19/17	27,004
NOK	3,521,466	USD	414,375	Merrill Lynch International	09/20/17	8,095
NOK	328,970	USD	38,798	Merrill Lynch International	09/20/17	669
NOK	79,640,493	USD	9,400,000	Morgan Stanley & Co. LLC	07/26/17	143,404
NOK	518,818	USD	61,355	Merrill Lynch International	09/20/17	888
NOK	3,821,842	USD	453,657	Merrill Lynch International	09/20/17	4,850
NOK	1,348,634	USD	161,148	Merrill Lynch International	09/20/17	648
NOK	3,594,925	USD	429,432	Merrill Lynch International	09/20/17	1,851
NOK	1,437,799	USD	171,745	Merrill Lynch International	09/20/17	748
NOK	8,800,000	USD	1,041,211	State Street Bank and Trust Company	09/19/17	14,502
NOK	651,453	USD	77,675	Merrill Lynch International	09/20/17	480

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,559,010	USD	419,776	Merrill Lynch International	09/20/17	$7,199
NOK	2,173,675	USD	256,499	Merrill Lynch International	09/20/17	4,277
NOK	16,512	USD	1,943	Merrill Lynch International	09/20/17	38
PHP	16,285,243	USD	325,282	Merrill Lynch International	09/20/17	(3,725)
PHP	2,354,398	USD	46,447	Merrill Lynch International	09/20/17	41
PHP	16,558,032	USD	326,421	Merrill Lynch International	09/20/17	522
PHP	5,998,916	USD	120,637	Merrill Lynch International	09/20/17	(2,187)
PHP	1,439,958	USD	28,973	Merrill Lynch International	09/20/17	(541)
PHP	20,692,156	USD	416,836	Merrill Lynch International	09/20/17	(8,263)
PLN	260,459	USD	68,715	Merrill Lynch International	09/20/17	1,559
PLN	376,645	USD	99,961	Merrill Lynch International	09/20/17	1,661
PLN	524,179	USD	140,656	Merrill Lynch International	09/20/17	772
PLN	73,114	USD	19,550	Merrill Lynch International	09/20/17	177
PLN	71,891	USD	19,230	Merrill Lynch International	09/20/17	167
PLN	35,802,961	USD	9,568,469	Merrill Lynch International	09/20/17	91,468
RUB	6,415,119	USD	109,542	Merrill Lynch International	09/20/17	(2,487)
RUB	10,000,000	USD	164,690	State Street Bank and Trust Company	09/19/17	2,218
RUB	12,294,756	USD	203,907	Merrill Lynch International	09/20/17	1,266
RUB	17,540,163	USD	289,466	Merrill Lynch International	09/20/17	3,242
RUB	2,475,612	USD	41,153	Merrill Lynch International	09/20/17	160
RUB	824,105,641	USD	14,207,175	Merrill Lynch International	09/20/17	(454,604)
RUB	5,658,310	USD	97,531	Merrill Lynch International	09/20/17	(3,106)
RUB	8,620,960	USD	146,880	Merrill Lynch International	09/20/17	(3,014)
SEK	16,250,000	EUR	1,659,671	State Street Bank and Trust Company	09/19/17	34,117
SEK	7,402,553	USD	855,556	Merrill Lynch International	09/20/17	26,966
SEK	22,159	USD	2,547	Merrill Lynch International	09/20/17	95
SEK	14,404	USD	1,665	Merrill Lynch International	09/20/17	52
SEK	221,231	USD	25,859	Merrill Lynch International	09/20/17	516
SEK	7,045,615	USD	831,938	Merrill Lynch International	09/20/17	8,031
SEK	6,888,527	USD	818,440	Merrill Lynch International	09/20/17	2,801
SEK	111,463	USD	12,897	Merrill Lynch International	09/20/17	392
SEK	155,147	USD	17,896	Merrill Lynch International	09/20/17	600
SGD	773,435	USD	560,863	Merrill Lynch International	09/20/17	1,725
SGD	1,471,237	USD	1,062,959	Merrill Lynch International	09/20/17	7,203
SGD	40,454	USD	29,224	Merrill Lynch International	09/20/17	202
SGD	1,490,820	USD	1,074,488	Merrill Lynch International	09/20/17	9,918
SGD	57,819	USD	41,662	Merrill Lynch International	09/20/17	395
SGD	15,003	USD	10,815	Merrill Lynch International	09/20/17	98
SGD	1,324	USD	956	Merrill Lynch International	09/20/17	7
SGD	25,501	USD	18,428	Merrill Lynch International	09/20/17	121
SGD	1,372,628	USD	995,536	Merrill Lynch International	09/20/17	2,899
SGD	111,667	USD	80,994	Merrill Lynch International	09/20/17	232
SGD	569,769	USD	411,781	Merrill Lynch International	09/20/17	2,662
SGD	47,500	USD	34,428	Merrill Lynch International	09/20/17	123
SGD	569,655	USD	411,782	Merrill Lynch International	09/20/17	2,579
SGD	386,527	USD	279,420	Merrill Lynch International	09/20/17	1,736
SGD	16,792	USD	12,164	Merrill Lynch International	09/20/17	50
TRY	18,338,699	USD	5,098,997	Deutsche Bank AG	09/20/17	(297)
TRY	3,769,578	USD	1,047,306	Merrill Lynch International	09/20/17	748
TRY	45,804	USD	12,702	Merrill Lynch International	09/20/17	33
TRY	22,118,655	USD	6,167,198	Morgan Stanley & Co. LLC	09/20/17	(17,559)
TRY	1,030,549	USD	284,761	Merrill Lynch International	09/20/17	1,762
TRY	2,263,236	USD	630,671	Merrill Lynch International	09/20/17	(1,425)
TRY	1,592,471	USD	440,884	Merrill Lynch International	09/20/17	1,870
TRY	1,591,344	USD	440,883	Merrill Lynch International	09/20/17	1,558
TRY	431,997	USD	119,650	Merrill Lynch International	09/20/17	458
TRY	150,724	USD	41,791	Merrill Lynch International	09/20/17	115
TRY	1,470,375	USD	408,486	Merrill Lynch International	09/20/17	322
TRY	186,650	USD	51,852	Merrill Lynch International	09/20/17	42
TWD	6,713,851	USD	221,309	Merrill Lynch International	09/20/17	18
TWD	11,316,561	USD	371,394	Merrill Lynch International	09/20/17	1,665
TWD	7,472,979	USD	245,990	Merrill Lynch International	09/20/17	362

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	7,693,096	USD	254,350	Merrill Lynch International	09/20/17	$(741)
TWD	10,678,286	USD	351,301	Merrill Lynch International	09/20/17	717
TWD	642,273	USD	21,137	Merrill Lynch International	09/20/17	36
TWD	5,828,629	USD	191,747	Merrill Lynch International	09/20/17	398
TWD	3,925,416	USD	130,207	Merrill Lynch International	09/20/17	(803)
TWD	2,771,641	USD	92,180	Merrill Lynch International	09/20/17	(811)
TWD	500,134,055	USD	16,582,694	Merrill Lynch International	09/20/17	(95,392)
UYU	107,180,227	USD	3,582,227	Citibank, N.A.	02/05/18	12,013
ZAR	1,668,836	USD	126,056	Merrill Lynch International	09/20/17	(118)
ZAR	996,194	USD	75,989	Merrill Lynch International	09/20/17	(812)
ZAR	1,380,784	USD	105,670	Merrill Lynch International	09/20/17	(1,470)
ZAR	2,875,974	USD	217,682	Merrill Lynch International	09/20/17	(648)
ZAR	224,987	USD	16,992	Merrill Lynch International	09/20/17	(13)
ZAR	1,142,319	USD	87,619	Merrill Lynch International	09/20/17	(1,414)
ZAR	693,911	USD	53,414	Merrill Lynch International	09/20/17	(1,048)
ZAR	130,709,682	USD	10,057,700	Merrill Lynch International	09/20/17	(193,749)
USD	1,667,200	ARS	27,258,712	Bank of America, N.A.	07/21/17	40,487
USD	668,220	ARS	11,266,193	Bank of America, N.A.	09/20/17	16,946
USD	3,230,278	ARS	52,001,012	Bank of America, N.A.	07/21/17	127,024
USD	6,310,000	AUD	8,319,162	Morgan Stanley & Co. LLC	07/26/17	(82,360)
USD	449,503	BRL	1,479,972	Merrill Lynch International	07/05/17	2,773
USD	538,322	BRL	1,772,620	Merrill Lynch International	07/05/17	3,256
USD	538,322	BRL	1,774,343	Merrill Lynch International	07/05/17	2,736
USD	348,181	BRL	1,147,417	Merrill Lynch International	07/05/17	1,833
USD	1,076,645	BRL	3,548,258	Merrill Lynch International	07/05/17	5,602
USD	107,664	BRL	355,039	Merrill Lynch International	07/05/17	495
USD	538,322	BRL	1,774,343	Merrill Lynch International	07/05/17	2,736
USD	84,300	BRL	277,824	Merrill Lynch International	07/05/17	439
USD	485,336	BRL	1,584,476	Merrill Lynch International	07/05/17	7,061
USD	970,671	BRL	3,170,794	Merrill Lynch International	07/05/17	13,566
USD	485,336	BRL	1,585,204	Merrill Lynch International	07/05/17	6,842
USD	391,427	BRL	1,278,675	Merrill Lynch International	07/05/17	5,459
USD	492,845	BRL	1,608,449	Merrill Lynch International	07/05/17	7,334
USD	970,672	BRL	3,166,429	Merrill Lynch International	07/05/17	14,884
USD	97,067	BRL	316,662	Merrill Lynch International	07/05/17	1,483
USD	5,270,217	BRL	17,368,000	State Street Bank and Trust Company	09/05/17	94,623
USD	526,797	BRL	1,714,514	Merrill Lynch International	07/05/17	9,271
USD	263,398	BRL	857,018	Merrill Lynch International	07/05/17	4,707
USD	526,797	BRL	1,713,302	Merrill Lynch International	07/05/17	9,636
USD	263,398	BRL	857,281	Merrill Lynch International	07/05/17	4,627
USD	185,445	BRL	603,382	Merrill Lynch International	07/05/17	3,314
USD	1,099,628	BRL	3,588,746	Merrill Lynch International	07/05/17	16,364
USD	109,962	BRL	358,839	Merrill Lynch International	07/05/17	1,646
USD	1,099,628	BRL	3,587,316	Merrill Lynch International	07/05/17	16,795
USD	1,004,970	BRL	3,279,016	Merrill Lynch International	07/05/17	15,198
USD	916,604	BRL	3,018,652	Merrill Lynch International	07/05/17	5,423
USD	1,116,575	BRL	3,676,100	Merrill Lynch International	07/05/17	6,943
USD	558,287	BRL	1,837,155	Merrill Lynch International	07/05/17	3,741
USD	247,215	BRL	815,093	Merrill Lynch International	07/05/17	1,179
USD	95	BRL	313	Merrill Lynch International	07/05/17	1
USD	38,597	BRL	127,555	Merrill Lynch International	07/05/17	94
USD	41,058	BRL	135,052	Merrill Lynch International	07/05/17	292
USD	49,367	BRL	162,961	Merrill Lynch International	07/05/17	177
USD	933,100	BRL	3,123,087	State Street Bank and Trust Company	09/05/17	2,433
USD	432,035	BRL	1,429,826	Merrill Lynch International	07/05/17	441
USD	432,036	BRL	1,428,534	Merrill Lynch International	07/05/17	833
USD	197,632	BRL	653,414	Merrill Lynch International	07/05/17	399
USD	2,198,464	BRL	7,300,000	State Street Bank and Trust Company	07/05/17	(5,043)
USD	16,516	BRL	55,238	Merrill Lynch International	07/05/17	(158)
USD	2,140,000	BRL	7,143,320	Morgan Stanley & Co. LLC	08/01/17	(3,997)
USD	100,156	BRL	333,230	Merrill Lynch International	07/05/17	(430)
USD	3,846,551	BRL	12,719,776	Merrill Lynch International	07/05/17	7,083

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	178,020	BRL	590,455	Merrill Lynch International	08/02/17	$821
USD	20,089,790	BRL	66,461,044	Merrill Lynch International	07/05/17	28,501
USD	48,008	BRL	158,820	Merrill Lynch International	07/05/17	68
USD	32,562	BRL	107,722	Merrill Lynch International	07/05/17	46
USD	50,330	BRL	166,503	Merrill Lynch International	07/05/17	71
USD	63,377	BRL	209,663	Merrill Lynch International	07/05/17	90
USD	74,520	BRL	246,527	Merrill Lynch International	07/05/17	106
USD	45,639	BRL	150,983	Merrill Lynch International	07/05/17	65
USD	88,131	BRL	291,556	Merrill Lynch International	07/05/17	125
USD	1,086,957	CAD	1,460,000	State Street Bank and Trust Company	09/12/17	(40,140)
USD	285,110	CAD	382,556	Merrill Lynch International	09/20/17	(10,262)
USD	3,070,000	CAD	4,062,177	Morgan Stanley & Co. LLC	07/26/17	(63,697)
USD	422,882	CAD	550,000	State Street Bank and Trust Company	09/12/17	(1,709)
USD	9,635,939	CHF	9,266,321	Morgan Stanley & Co. LLC	09/20/17	(74,895)
USD	1,651,527	CHF	1,601,787	Morgan Stanley & Co. LLC	09/20/17	(27,099)
USD	10,332,526	CHF	9,969,854	Morgan Stanley & Co. LLC	09/20/17	(115,865)
USD	1,871,173	CHF	1,816,058	Morgan Stanley & Co. LLC	09/20/17	(32,003)
USD	6,198,246	CHF	5,994,983	Morgan Stanley & Co. LLC	09/20/17	(84,322)
USD	1,378,796	CHF	1,329,228	Morgan Stanley & Co. LLC	09/20/17	(14,196)
USD	17,860,000	CHF	17,300,169	Morgan Stanley & Co. LLC	07/26/17	(205,319)
USD	6,670,986	CHF	6,374,295	Morgan Stanley & Co. LLC	09/20/17	(9,089)
USD	26,768	CLP	17,888,786	Merrill Lynch International	09/20/17	(131)
USD	48,835	CLP	32,291,655	Merrill Lynch International	09/20/17	279
USD	190,375	CLP	126,707,888	Merrill Lynch International	09/20/17	(152)
USD	45,630	CLP	30,372,240	Merrill Lynch International	09/20/17	(40)
USD	49,709	CLP	33,161,370	Merrill Lynch International	09/20/17	(155)
USD	89,812	CLP	59,746,534	Merrill Lynch International	09/20/17	(27)
USD	166,415	CLP	110,707,578	Merrill Lynch International	09/20/17	(53)
USD	13,746	CLP	9,157,722	Merrill Lynch International	09/20/17	(24)
USD	13,881,060	CNH	98,500,000	State Street Bank and Trust Company	03/19/18	(400,484)
USD	1,556,530	CNH	11,000,000	State Street Bank and Trust Company	03/19/18	(38,363)
USD	11,778,952	CNH	80,250,000	State Street Bank and Trust Company	09/29/17	9,716
USD	2,700,000	CNH	19,616,850	State Street Bank and Trust Company	09/29/17	(176,951)
USD	470,000	COP	1,430,868,000	Morgan Stanley & Co. LLC	07/18/17	1,300
USD	37,984	CZK	881,646	Merrill Lynch International	09/20/17	(785)
USD	46,137	CZK	1,080,140	Merrill Lynch International	09/20/17	(1,360)
USD	19,510	CZK	452,903	Merrill Lynch International	09/20/17	(406)
USD	300,000	DKK	1,997,283	State Street Bank and Trust Company	07/27/17	(7,175)
USD	353,046	DKK	2,288,940	Morgan Stanley & Co. LLC	09/20/17	(49)
USD	898,651	EUR	800,000	Merrill Lynch International	09/20/17	(18,724)
USD	25,216,185	EUR	22,403,036	State Street Bank and Trust Company	09/19/17	(472,365)
USD	1,646,917	EUR	1,454,958	Morgan Stanley & Co. LLC	09/20/17	(21,554)
USD	193,644	EUR	172,000	Merrill Lynch International	09/20/17	(3,592)
USD	16,946,871	EUR	15,062,011	Morgan Stanley & Co. LLC	09/20/17	(325,021)
USD	2,722,010	EUR	2,432,864	State Street Bank and Trust Company	09/19/17	(67,645)
USD	386,507	EUR	345,000	Merrill Lynch International	09/20/17	(9,111)
USD	11,140,146	EUR	9,952,626	Morgan Stanley & Co. LLC	09/20/17	(272,718)
USD	6,850,319	EUR	6,127,228	Morgan Stanley & Co. LLC	09/20/17	(175,889)
USD	24,796,964	EUR	22,152,748	Morgan Stanley & Co. LLC	09/20/17	(606,010)
USD	5,169,277	EUR	4,617,684	Morgan Stanley & Co. LLC	09/20/17	(126,046)
USD	3,329,285	EUR	2,959,957	Morgan Stanley & Co. LLC	09/20/17	(65,042)
USD	230,687	EUR	205,000	State Street Bank and Trust Company	09/27/17	(4,489)
USD	140,400	EUR	125,000	Morgan Stanley & Co. LLC	09/20/17	(2,940)
USD	349,137	EUR	309,000	Morgan Stanley & Co. LLC	09/20/17	(5,199)
USD	19,326	EUR	17,437	Morgan Stanley & Co. LLC	01/10/18	(794)
USD	666,614	GBP	521,000	Merrill Lynch International	09/20/17	(13,546)
USD	16,252,917	GBP	12,805,942	State Street Bank and Trust Company	09/19/17	(464,557)
USD	206,676	GBP	160,990	Morgan Stanley & Co. LLC	09/20/17	(3,500)
USD	285,846	GBP	224,000	Merrill Lynch International	09/20/17	(6,583)
USD	293,992	GBP	229,144	Morgan Stanley & Co. LLC	09/20/17	(5,153)
USD	12,670	GBP	10,000	Morgan Stanley & Co. LLC	09/20/17	(385)
USD	200,610	GBP	157,000	Merrill Lynch International	09/20/17	(4,351)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,000,000	GBP	6,307,824	State Street Bank and Trust Company	07/27/17	$(221,309)
USD	2,150,000	GBP	1,686,134	Morgan Stanley & Co. LLC	07/26/17	(47,573)
USD	195,105	GBP	150,000	Morgan Stanley & Co. LLC	09/20/17	(718)
USD	172,204	HKD	1,339,519	Merrill Lynch International	09/20/17	270
USD	2,119,814	HKD	16,500,000	State Street Bank and Trust Company	09/19/17	2,014
USD	2,067,754	HKD	16,071,000	Morgan Stanley & Co. LLC	09/20/17	4,962
USD	176,000	HKD	1,369,452	Merrill Lynch International	09/20/17	224
USD	6,550,000	HKD	51,040,109	Morgan Stanley & Co. LLC	07/26/17	8,539
USD	44,460	HUF	12,118,142	Merrill Lynch International	09/20/17	(509)
USD	47,670	HUF	13,147,491	Merrill Lynch International	09/20/17	(1,119)
USD	31,710	HUF	8,684,196	Merrill Lynch International	09/20/17	(516)
USD	1,210,000	IDR	16,155,194,000	Morgan Stanley & Co. LLC	08/11/17	2,765
USD	37,202	ILS	130,769	Merrill Lynch International	09/20/17	(402)
USD	113,239	ILS	398,172	Merrill Lynch International	09/20/17	(1,260)
USD	352,142	ILS	1,235,574	Merrill Lynch International	09/20/17	(3,161)
USD	80,140	ILS	283,098	Merrill Lynch International	09/20/17	(1,268)
USD	74,807	ILS	262,474	Merrill Lynch International	09/20/17	(670)
USD	174,023	ILS	605,495	Merrill Lynch International	09/20/17	(94)
USD	167,326	ILS	582,311	Merrill Lynch International	09/20/17	(124)
USD	19,078	ILS	66,478	Merrill Lynch International	09/20/17	(39)
USD	238,993	INR	15,519,727	Merrill Lynch International	09/20/17	1,216
USD	516,130	INR	33,555,160	Merrill Lynch International	09/20/17	2,032
USD	176,307	INR	11,445,498	Merrill Lynch International	09/20/17	951
USD	716,098	INR	46,542,790	Merrill Lynch International	09/20/17	3,017
USD	806,115	INR	52,396,669	Merrill Lynch International	09/20/17	3,347
USD	317,918	INR	20,689,468	Merrill Lynch International	09/20/17	935
USD	1,320,000	INR	85,405,320	Morgan Stanley & Co. LLC	08/07/17	4,250
USD	76,844	INR	4,996,090	Merrill Lynch International	09/20/17	299
USD	1,539,538	INR	100,125,393	Merrill Lynch International	09/20/17	5,519
USD	30,912,035	JPY	3,416,336,311	Morgan Stanley & Co. LLC	09/20/17	435,115
USD	2,249,230	JPY	250,145,830	State Street Bank and Trust Company	09/19/17	17,805
USD	219,000	JPY	24,257,535	Merrill Lynch International	09/20/17	2,600
USD	27,064,820	JPY	3,000,000,000	State Street Bank and Trust Company	09/25/17	295,367
USD	361,076	JPY	40,000,000	Morgan Stanley & Co. LLC	09/20/17	4,239
USD	4,890,000	JPY	544,117,635	Morgan Stanley & Co. LLC	07/26/17	48,056
USD	81,046	KRW	90,704,251	Merrill Lynch International	09/20/17	1,649
USD	2,992,850	KRW	3,359,742,950	Merrill Lynch International	09/20/17	51,919
USD	335,522	KRW	377,391,790	Merrill Lynch International	09/20/17	5,174
USD	47,533	KRW	53,479,378	Merrill Lynch International	09/20/17	720
USD	297,994	KRW	336,006,114	Merrill Lynch International	09/20/17	3,873
USD	372,555	KRW	419,999,879	Merrill Lynch International	09/20/17	4,911
USD	1,164,133	KRW	1,309,835,886	Merrill Lynch International	09/20/17	17,576
USD	1,164,132	KRW	1,309,951,174	Merrill Lynch International	09/20/17	17,474
USD	407,098	KRW	458,091,095	Merrill Lynch International	09/20/17	6,111
USD	131,120	KRW	147,120,573	Merrill Lynch International	09/20/17	2,339
USD	9,624,368	KRW	10,912,108,359	Morgan Stanley & Co. LLC	09/20/17	79,217
USD	1,296,250	KRW	1,463,427,362	Merrill Lynch International	09/20/17	15,248
USD	359,678	KRW	408,425,159	Merrill Lynch International	09/20/17	2,166
USD	359,679	KRW	408,451,472	Merrill Lynch International	09/20/17	2,143
USD	555,161	KRW	630,635,137	Merrill Lynch International	09/20/17	3,138
USD	113,940	KRW	129,868,643	Morgan Stanley & Co. LLC	09/20/17	340
USD	1,109,877	KRW	1,265,737,027	Merrill Lynch International	09/20/17	1,922
USD	323,885	KRW	369,471,813	Merrill Lynch International	09/20/17	470
USD	412,121	KRW	469,925,091	Merrill Lynch International	09/20/17	775
USD	1,109,877	KRW	1,265,959,002	Merrill Lynch International	09/20/17	1,727
USD	781,617	KRW	889,464,513	Merrill Lynch International	09/20/17	3,030
USD	2,890,000	KRW	3,274,401,790	Morgan Stanley & Co. LLC	07/24/17	27,393
USD	169,000	KRW	191,835,280	Merrill Lynch International	09/20/17	1,078
USD	312,666	KRW	354,841,516	Merrill Lynch International	09/20/17	2,058
USD	473,610	KRW	538,797,680	Merrill Lynch International	09/20/17	1,977
USD	1,205,959	KRW	1,372,369,282	Merrill Lynch International	09/20/17	4,664
USD	1,205,959	KRW	1,372,513,997	Merrill Lynch International	09/20/17	4,537

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	928,875	KRW	1,057,644,941	Merrill Lynch International	09/20/17	$3,072
USD	111,648	KRW	127,591,433	Morgan Stanley & Co. LLC	09/20/17	40
USD	1,092,931	KRW	1,247,220,069	Merrill Lynch International	09/20/17	1,184
USD	302,831	KRW	345,705,812	Merrill Lynch International	09/20/17	220
USD	17,947,506	MXN	330,808,423	State Street Bank and Trust Company	09/19/17	(66,291)
USD	7,324,697	MXN	133,375,407	Deutsche Bank AG	09/20/17	63,010
USD	7,165,375	MYR	30,609,695	Merrill Lynch International	09/20/17	56,761
USD	10,845	MYR	46,267	Merrill Lynch International	09/20/17	100
USD	10,737	NOK	90,763	Merrill Lynch International	09/20/17	(152)
USD	6,660,719	NOK	56,083,629	Merrill Lynch International	09/20/17	(67,635)
USD	14,678	NOK	123,543	Merrill Lynch International	09/20/17	(144)
USD	64,206	NOK	548,431	Merrill Lynch International	09/20/17	(1,589)
USD	54,722	NOK	463,331	Merrill Lynch International	09/20/17	(864)
USD	57,608	NOK	487,163	Merrill Lynch International	09/20/17	(837)
USD	4,350,000	NZD	5,957,500	Morgan Stanley & Co. LLC	07/26/17	(14,060)
USD	9,443,818	PHP	470,368,257	Merrill Lynch International	09/20/17	156,263
USD	71,539	PHP	3,566,935	Merrill Lynch International	09/20/17	1,109
USD	5,411	PHP	271,995	Merrill Lynch International	09/20/17	40
USD	126,118	PHP	6,360,761	Merrill Lynch International	09/20/17	523
USD	188,712	PHP	9,584,305	Merrill Lynch International	09/20/17	(533)
USD	131,860	PHP	6,667,896	Merrill Lynch International	09/20/17	200
USD	480,000	PHP	24,116,640	Morgan Stanley & Co. LLC	07/17/17	2,337
USD	3,740	PHP	188,982	Merrill Lynch International	09/20/17	8
USD	207,122	PHP	10,525,526	Merrill Lynch International	09/20/17	(708)
USD	24,100	PHP	1,224,858	Merrill Lynch International	09/20/17	(85)
USD	24,981	PLN	93,692	Merrill Lynch International	09/20/17	(298)
USD	114,374	PLN	428,233	Merrill Lynch International	09/20/17	(1,167)
USD	177,248	PLN	669,115	Merrill Lynch International	09/20/17	(3,285)
USD	407,553	PLN	1,537,910	Merrill Lynch International	09/20/17	(7,388)
USD	932,495	PLN	3,507,580	Merrill Lynch International	09/20/17	(13,879)
USD	94,171	PLN	357,219	Merrill Lynch International	09/20/17	(2,210)
USD	405,023	PLN	1,536,292	Merrill Lynch International	09/20/17	(9,481)
USD	473,016	PLN	1,800,233	Merrill Lynch International	09/20/17	(12,702)
USD	75,303	PLN	285,967	Merrill Lynch International	09/20/17	(1,853)
USD	53,598	PLN	200,539	Merrill Lynch International	09/20/17	(509)
USD	289,296	PLN	1,077,886	Merrill Lynch International	09/20/17	(1,527)
USD	17,843	PLN	66,096	Merrill Lynch International	09/20/17	10
USD	43,217	RUB	2,512,049	Merrill Lynch International	09/20/17	1,296
USD	3,359,520	RUB	195,000,000	State Street Bank and Trust Company	09/19/17	104,801
USD	10,265,681	RUB	596,157,889	Deutsche Bank AG	09/20/17	316,575
USD	132,276	RUB	7,696,281	Merrill Lynch International	09/20/17	3,841
USD	183,620	RUB	10,912,169	Merrill Lynch International	09/20/17	1,519
USD	363,928	RUB	21,611,719	Merrill Lynch International	09/20/17	3,274
USD	3,783,584	RUB	224,697,620	Bank of America, N.A.	09/20/17	33,671
USD	7,030,240	RUB	417,736,831	Morgan Stanley & Co. LLC	09/20/17	58,751
USD	169,575	RUB	10,293,609	Merrill Lynch International	09/20/17	(2,203)
USD	82,678	RUB	5,018,216	Merrill Lynch International	09/20/17	(1,065)
USD	169,574	RUB	10,297,839	Merrill Lynch International	09/20/17	(2,275)
USD	169,575	RUB	10,297,272	Merrill Lynch International	09/20/17	(2,265)
USD	169,575	RUB	10,291,642	Merrill Lynch International	09/20/17	(2,171)
USD	207,361	RUB	12,615,968	Merrill Lynch International	09/20/17	(3,173)
USD	207,362	RUB	12,623,307	Merrill Lynch International	09/20/17	(3,294)
USD	207,361	RUB	12,622,956	Merrill Lynch International	09/20/17	(3,289)
USD	207,362	RUB	12,620,404	Merrill Lynch International	09/20/17	(3,246)
USD	76,272	RUB	4,644,927	Merrill Lynch International	09/20/17	(1,242)
USD	179,387	RUB	10,892,845	Merrill Lynch International	09/20/17	(2,391)
USD	103,446	RUB	6,282,079	Merrill Lynch International	09/20/17	(1,389)
USD	179,386	RUB	10,892,192	Merrill Lynch International	09/20/17	(2,382)
USD	147,546	RUB	8,866,364	Merrill Lynch International	09/20/17	(415)
USD	113,012	RUB	6,792,168	Merrill Lynch International	09/20/17	(335)
USD	214,733	RUB	12,880,330	Merrill Lynch International	09/20/17	(212)
USD	214,733	RUB	12,880,050	Merrill Lynch International	09/20/17	(208)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	214,733	RUB	12,880,888	Merrill Lynch International	09/20/17	$(222)
USD	214,733	RUB	12,877,602	Merrill Lynch International	09/20/17	(167)
USD	141,077	RUB	8,461,178	Merrill Lynch International	09/20/17	(122)
USD	7,399,474	RUB	444,412,413	Morgan Stanley & Co. LLC	09/20/17	(17,196)
USD	280,389	RUB	16,828,723	Merrill Lynch International	09/20/17	(447)
USD	280,390	RUB	16,832,709	Merrill Lynch International	09/20/17	(512)
USD	192,396	RUB	11,549,667	Merrill Lynch International	09/20/17	(343)
USD	10,498	SEK	91,177	Merrill Lynch International	09/20/17	(372)
USD	224	SEK	1,941	Merrill Lynch International	09/20/17	(7)
USD	23,003,489	SEK	200,045,237	State Street Bank and Trust Company	09/19/17	(844,202)
USD	1,073,596	SEK	9,290,074	Merrill Lynch International	09/20/17	(33,954)
USD	2,456	SEK	21,239	Merrill Lynch International	09/20/17	(76)
USD	13,571	SEK	117,804	Merrill Lynch International	09/20/17	(473)
USD	2,481	SEK	21,601	Merrill Lynch International	09/20/17	(94)
USD	3,250	SEK	28,386	Merrill Lynch International	09/20/17	(134)
USD	4,317	SEK	37,495	Merrill Lynch International	09/20/17	(153)
USD	6,946	SGD	9,603	Merrill Lynch International	09/20/17	(39)
USD	2,960,674	SGD	4,093,176	Merrill Lynch International	09/20/17	(16,658)
USD	1,406,261	SGD	1,945,000	State Street Bank and Trust Company	09/19/17	(8,486)
USD	5,923	SGD	8,184	Merrill Lynch International	09/20/17	(30)
USD	6,635	SGD	9,129	Merrill Lynch International	09/20/17	(5)
USD	8,662	SGD	12,019	Merrill Lynch International	09/20/17	(80)
USD	2,060,000	SGD	2,857,348	Morgan Stanley & Co. LLC	07/26/17	(16,068)
USD	6,991	SGD	9,617	Merrill Lynch International	09/20/17	(4)
USD	20,744	TRY	75,012	Merrill Lynch International	09/20/17	(112)
USD	3,681,457	TRY	13,325,872	Merrill Lynch International	09/20/17	(23,529)
USD	7,165	TRY	25,930	Merrill Lynch International	09/20/17	(44)
USD	15,263	TRY	55,403	Merrill Lynch International	09/20/17	(141)
USD	20,674	TRY	74,924	Merrill Lynch International	09/20/17	(157)
USD	14,025	TRY	50,378	Merrill Lynch International	09/20/17	18
USD	143	TRY	514	Merrill Lynch International	09/20/17	—
USD	35,965	TWD	1,080,842	Merrill Lynch International	09/20/17	334
USD	3,047,963	TWD	91,890,000	State Street Bank and Trust Company	09/19/17	18,876
USD	147,815	TWD	4,462,564	Merrill Lynch International	09/20/17	703
USD	29,722	TWD	896,912	Merrill Lynch International	09/20/17	155
USD	582,955	TWD	17,650,653	Merrill Lynch International	09/20/17	1,088
USD	94,978	TWD	2,887,892	Merrill Lynch International	09/20/17	(224)
USD	2,940,000	TWD	89,115,222	Morgan Stanley & Co. LLC	07/10/17	10,024
USD	102,929	TWD	3,117,287	Merrill Lynch International	09/20/17	165
USD	586,595	TWD	17,796,764	Merrill Lynch International	09/20/17	(89)
USD	16,094	ZAR	210,341	Merrill Lynch International	09/20/17	221
USD	118,965	ZAR	1,540,290	Merrill Lynch International	09/20/17	2,728
USD	423,993	ZAR	5,537,774	Merrill Lynch International	09/20/17	6,087
USD	200,037	ZAR	2,614,879	Merrill Lynch International	09/20/17	2,706
USD	1,059,010	ZAR	13,839,860	Merrill Lynch International	09/20/17	14,591
USD	6,781,198	ZAR	89,537,988	Deutsche Bank AG	09/20/17	24,251
USD	580,138	ZAR	7,709,458	Merrill Lynch International	09/20/17	(1,653)
USD	318,636	ZAR	4,206,871	Merrill Lynch International	09/20/17	1,166
USD	1,220,000	ZAR	15,747,511	Morgan Stanley & Co. LLC	07/26/17	20,595
USD	49,934	ZAR	652,720	Merrill Lynch International	09/20/17	677
USD	315,618	ZAR	4,144,533	Merrill Lynch International	09/20/17	2,853

Total Forward Foreign Currency Exchange Contracts Outstanding						$(3,460,213)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	8,195,477 USD	$(184,431)	$(237,533)	$53,102
Republic of South Africa	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	11,030,000 USD	367,144	519,199	(152,055)
Republic of South Africa	(1.00)%	06/20/22	Credit Suisse Securities (USA) LLC	6,191,000 USD	280,056	321,382	(41,326)
Republic of Turkey	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	1,713,000 USD	53,024	104,759	(51,735)
Republic of Turkey	(1.00)%	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	31,109	333,473	(302,364)
Republic of Turkey	(1.00)%	12/20/20	Credit Suisse Securities (USA) LLC	7,217,000 USD	81,336	508,322	(426,986)
Republic of Turkey	(1.00)%	06/20/21	Credit Suisse Securities (USA) LLC	4,143,000 USD	83,465	271,473	(188,008)
Republic of Turkey	(1.00)%	06/20/22	Credit Suisse Securities (USA) LLC	1,511,000 USD	65,251	81,096	(15,845)
United Mexian States	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	7,595,000 USD	(4,739)	215,046	(219,785)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$772,215	$2,117,217	$(1,345,002)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at June 30, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	BB	6,551,141 USD	$(12,644)	$(750,762)	$738,118
Russian Federation	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	BB	6,915,000 USD	(88,152)	(506,582)	418,430
Russian Federation	1.00%	12/20/21	Credit Suisse Securities (USA) LLC	BB	1,814,000 USD	(39,273)	(67,363)	28,090

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection)						$(140,069)	$(1,324,707)	$1,184,638

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	83,000,000 USD	$(2,885,640)	$(5,203,230)	$2,317,590
CDX.EM.26	1.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	18,000,000 USD	(656,442)	(1,085,400)	428,958
CDX.EM.27	1.00%	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	103,000,000 USD	(4,728,318)	(4,567,270)	(161,048)
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,175,000 USD	2,028,290	260,595	1,767,695

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.26	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,520,000 USD	$3,722,669	$1,290,376	$2,432,293
CDX.NA.HY.27	5.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	52,470,000 USD	3,936,719	3,484,087	452,632
CDX.NA.HY.28	5.00%	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	34,000,000 USD	2,344,096	2,631,784	(287,688)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)						$3,761,374	$(3,189,058)	$6,950,432

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	06/20/22	Morgan Stanley Capital Services LLC	9,000,000 USD	$401,348	$520,876	$(119,528)
Republic of South Africa	(1.00)%	06/20/22	Morgan Stanley Capital Services LLC	300,000 USD	13,378	17,362	(3,984)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$414,726	$538,238	$(123,512)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	05/11/63	JPMorgan Chase Bank, N.A.	138,026,199 USD	$(225,662)	$2,666,138	$(2,891,800)
CMBX.NA.AAA.8	(0.50)%	10/17/57	JPMorgan Chase Bank, N.A.	59,801,014 USD	383,236	2,371,495	(1,988,259)
CMBX.NA.AAA.8	(0.50)%	10/17/57	Deutsche Bank AG	948,891 USD	6,081	48,904	(42,823)

Total OTC Credit Default Swaps on Index (Buy Protection)					$163,655	$5,086,537	$(4,922,882)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/17/57	Credit Suisse International	A	6,248,000 USD	$(315,844)	$(844,810)	$528,966
CMBX.NA.A.8	2.00%	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(141,543)	(188,750)	47,207
CMBX.NA.A.9	2.00%	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(186,444)	(417,706)	231,262
CMBX.NA.A.9	2.00%	09/17/58	Credit Suisse International	A	8,000,000 USD	(298,311)	(428,804)	130,493
CMBX.NA.A.9	2.00%	09/17/58	Credit Suisse International	A	6,000,000 USD	(223,733)	(184,803)	(38,930)
CMBX.NA.AA.7	1.50%	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	(4,826)	(344,782)	339,956
CMBX.NA.AAA.10	0.50%	11/17/59	Credit Suisse International	AAA	11,000,000 USD	(251,011)	(312,871)	61,860
CMBX.NA.AAA.10	0.50%	11/17/59	Credit Suisse International	AAA	6,000,000 USD	(136,915)	(171,018)	34,103

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.8	0.50%	10/17/57	Credit Suisse International	AAA	13,700,000 USD	$(87,797)	$(738,194)	$650,397
CMBX.NA.AAA.9	0.50%	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	(143,698)	(699,173)	555,475
CMBX.NA.AJ.4	0.96%	02/17/51	JPMorgan Chase Bank, N.A.	A	9,540,136 USD	(1,323,694)	(1,427,323)	103,629
CMBX.NA.AJ.4	0.96%	02/17/51	Credit Suisse International	A	984,019 USD	(136,533)	(193,061)	56,528
CMBX.NA.AJ.4	0.96%	02/17/51	Goldman Sachs International	A	9,785,678 USD	(1,357,763)	(1,908,661)	550,898
CMBX.NA.AJ.4	0.96%	02/17/51	Merrill Lynch Capital Services, Inc.	A	11,249,513 USD	(1,560,870)	(2,168,393)	607,523
CMBX.NA.AJ.4	0.96%	02/17/51	Morgan Stanley Capital Services LLC	A	15,813,180 USD	(2,194,079)	(3,865,283)	1,671,204
CMBX.NA.BBB-.10	3.00%	11/17/59	Credit Suisse International	BBB	5,331,000 USD	(576,224)	(520,053)	(56,171)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	7,500,000 USD	(669,442)	(798,729)	129,287
CMBX.NA.BBB-.7	3.00%	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(124,963)	(159,400)	34,437
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(124,963)	(140,895)	15,932
CMBX.NA.BBB-.7	3.00%	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(124,963)	(120,207)	(4,756)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(124,963)	(108,099)	(16,864)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(124,963)	(107,164)	(17,799)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	4,500,000 USD	(401,665)	(399,957)	(1,708)
CMBX.NA.BBB-.7	3.00%	01/17/47	Morgan Stanley Capital Services LLC	BBB	3,500,000 USD	(312,406)	(319,626)	7,220
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	3,750,000 USD	(334,721)	(344,505)	9,784
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	2,250,000 USD	(200,833)	(205,523)	4,690
CMBX.NA.BBB-.8	3.00%	10/17/57	Credit Suisse International	BBB	13,006,000 USD	(1,946,129)	(1,532,753)	(413,376)

Total OTC Credit Default Swaps on Index (Sell Protection)						$(13,429,296)	$(18,650,543)	$5,221,247

OTC Cross Currency Swaps — Outstanding at June 30, 2017

Notional Amount	Fund Pays	Notional Amount	Fund Receives	Maturity Date	Counterparty	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4,895,121 USD	3-Month USD LIBOR	17,181,875 TRY	10.42%	09/20/22	Bank of America, N.A.	$(28,727)	$—	$(28,727)
4,884,399 USD	3-Month USD LIBOR	17,134,470 TRY	10.42%	09/20/22	Deutsche Bank AG	(28,648)	—	(28,648)
3,490,194 USD	3-Month USD LIBOR	12,243,602 TRY	10.42%	09/20/22	Deutsche Bank AG	(20,471)	—	(20,471)

Total OTC Cross Currency Swaps						$(77,846)	$—	$(77,846)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event takes place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at June 30, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1-800-Flowers.com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,576 USD	$(156)
2U, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,135 USD	182
3I Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	245,052 GBP	7,975
8X8, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,070 USD	(435)
A10 Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	124,690 USD	2,256
AAC Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,321 USD	6,318
AAR Corp.	04/22/19	Morgan Stanley Capital Services LLC	129,901 USD	(1,601)
Aaron’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	140,728 USD	(27)
Abaxis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	131,256 USD	3,892
Abercrombie & Fitch Co.	04/22/19	Morgan Stanley Capital Services LLC	437,149 USD	(2,247)
ABIOMED, Inc.	04/22/19	Morgan Stanley Capital Services LLC	97,038 USD	120
ABM Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	144,087 USD	361
ABN AMRO Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	20,040,801 EUR	332,309
Acacia Research Corp.	04/22/19	Morgan Stanley Capital Services LLC	75,783 USD	5,983
Acadia Healthcare Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	142,309 USD	6,374
Access National Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,015 USD	(835)
Accor SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,397,568 EUR	(31,557)
Achillion Pharmaceuticals	04/22/19	Morgan Stanley Capital Services LLC	42,395 USD	76
ACI Worldwide, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,722 USD	(509)
Ackermans & van Haaren	03/28/18	Credit Suisse Securities (Europe) Limited	94,328 EUR	(367)
ACNB Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,307 USD	281
Acorda Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	69,088 USD	(60)
Actua Corp.	04/22/19	Morgan Stanley Capital Services LLC	103,012 USD	(728)
Acushnet Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	117,980 USD	1,397
Acxiom Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,417 USD	(39)
Addus Homecare Corp.	04/22/19	Morgan Stanley Capital Services LLC	137,860 USD	2,644
Adecco SA REG	03/28/18	Credit Suisse Securities (Europe) Limited	8,050,177 CHF	(91,129)
Adidas AG	03/28/18	Credit Suisse Securities (Europe) Limited	234,601 EUR	(9,104)
ADP LLC	03/28/18	Credit Suisse Securities (Europe) Limited	3,478,324 EUR	73,013
Adtalem Global Educatio, Inc.	04/22/19	Morgan Stanley Capital Services LLC	262,056 USD	4,240
Adtran, Inc.	04/22/19	Morgan Stanley Capital Services LLC	147,107 USD	2,440
Advanced Disposal Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,682 USD	(406)
Advanced Energy Industries	04/22/19	Morgan Stanley Capital Services LLC	21,508 USD	(807)
Aegion Corp.	04/22/19	Morgan Stanley Capital Services LLC	46,341 USD	(21)
Aena SA	03/28/18	Credit Suisse Securities (Europe) Limited	263,744 EUR	(14,190)
Aerohive Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,669 USD	(239)
Affiliated Managers Group	04/22/19	Morgan Stanley Capital Services LLC	25,971 USD	(97)
Aflac, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,067 USD	(10)
AG Mortgage Investment Trust	04/22/19	Morgan Stanley Capital Services LLC	88,350 USD	(2,450)
AGCO Corp.	04/22/19	Morgan Stanley Capital Services LLC	138,738 USD	288
Agilent Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,818 USD	363
Agilysys, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,008 USD	1,752
Agrofresh Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,711 USD	524
Air France KLM	03/28/18	Credit Suisse Securities (Europe) Limited	102,877 EUR	16,227
Air Lease Corp.	04/22/19	Morgan Stanley Capital Services LLC	121,626 USD	(356)
Aircastle Ltd.	04/22/19	Morgan Stanley Capital Services LLC	326,174 USD	(1,121)
Aker Solutions ASA	03/28/18	Credit Suisse Securities (Europe) Limited	878,825 NOK	(1,241)
Akorn, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,111 USD	120
Akzo Nobel	05/09/18	JPMorgan Chase Bank, N.A.	7,856,429 EUR	(145,029)
Akzo Nobel	03/28/18	Credit Suisse Securities (Europe) Limited	7,767,798 EUR	(143,393)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Alamo Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	211,621 USD	$(1,759)
Alarm.com Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,206 USD	1,192
Albany International Corp.	04/22/19	Morgan Stanley Capital Services LLC	124,531 USD	2,561
Albany Molecular Research, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,515 USD	106
ALD SA	03/28/18	Credit Suisse Securities (Europe) Limited	570,285 EUR	8,916
Alexander’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,951 USD	(656)
Alfa Laval AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,774,830 SEK	1,477
Alico, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,547 USD	(585)
Align Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,958 USD	2,196
Alleghany Corp.	04/22/19	Morgan Stanley Capital Services LLC	287,216 USD	1,262
Allegheny Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,271 USD	(33)
Allegiance Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,651 USD	(744)
Allergan PLC	04/22/19	Morgan Stanley Capital Services LLC	188,794 USD	(1,614)
Allete, Inc.	04/22/19	Morgan Stanley Capital Services LLC	80,770 USD	(1,850)
Allianz SE REG	03/28/18	Credit Suisse Securities (Europe) Limited	1,058,347 EUR	(4,313)
Allied Motion Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	106,414 USD	534
Allied World Assurance Co.	04/22/19	Morgan Stanley Capital Services LLC	40,493 USD	610
Allison Transmiision Holding	04/22/19	Morgan Stanley Capital Services LLC	96,363 USD	863
Allreal Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	94,972 CHF	(6,041)
Allscripts Healthcare Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	118,029 USD	2,745
Allstate Corp.	04/22/19	Morgan Stanley Capital Services LLC	80,006 USD	(57)
Almost Family, Inc.	04/22/19	Morgan Stanley Capital Services LLC	320,196 USD	754
Alon USA Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	295,437 USD	10,231
Alstom	03/28/18	Credit Suisse Securities (Europe) Limited	104,492 EUR	(967)
Alteryx, Inc.	04/22/19	Morgan Stanley Capital Services LLC	68,757 USD	(8)
Altice NV	03/28/18	Credit Suisse Securities (Europe) Limited	95,467 EUR	(11,146)
Altisource Residential Corp.	04/22/19	Morgan Stanley Capital Services LLC	21,238 USD	333
Altra Industrial Motion Corp.	04/22/19	Morgan Stanley Capital Services LLC	40,146 USD	(2,017)
Altran Technologies SA	03/28/18	Credit Suisse Securities (Europe) Limited	52,475 EUR	(3,688)
Amadeus IT	03/28/18	Credit Suisse Securities (Europe) Limited	7,983,763 EUR	(125,407)
AMAG Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	37,819 USD	5,403
AMBAC Financial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,184 USD	10
Amber Road, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,878 USD	2,645
Ambu A/S	03/28/18	Credit Suisse Securities (Europe) Limited	647,184 DKK	(6,575)
Amdocs Ltd.	04/22/19	Morgan Stanley Capital Services LLC	76,067 USD	(326)
Amedisys, Inc.	04/22/19	Morgan Stanley Capital Services LLC	166,116 USD	(2,308)
Ameresco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,869 USD	2,741
America’s Car Mart, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,751 USD	1,128
American Eagle Outfitters	04/22/19	Morgan Stanley Capital Services LLC	264,851 USD	10,961
American Equity Investment Life Holding Co.	04/22/19	Morgan Stanley Capital Services LLC	29,140 USD	1,555
American Financial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,557 USD	22
American National Bankshares Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,907 USD	(307)
American National Insurance	04/22/19	Morgan Stanley Capital Services LLC	148,003 USD	1,920
American Railcar Industries	04/22/19	Morgan Stanley Capital Services LLC	247,576 USD	15,277
American Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	144,952 USD	(8,043)
American States Water Co.	04/22/19	Morgan Stanley Capital Services LLC	33,177 USD	105
American Vanguard Corp.	04/22/19	Morgan Stanley Capital Services LLC	23,766 USD	(927)
American Water Works Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	277,310 USD	(899)
AMG Advanced Metallurgical	03/28/18	Credit Suisse Securities (Europe) Limited	272,727 EUR	(10,248)
Amgen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,719 USD	(2)
Amkor Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	114,880 USD	(7,166)
AMN Healthcare Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,727 USD	7,285
Ampco Pittsburgh Corp.	04/22/19	Morgan Stanley Capital Services LLC	133,395 USD	3,367
Amphastar Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,395 USD	467
Amplifon SpA	04/04/18	Credit Suisse Securities (Europe) Limited	225,624 EUR	(9,449)
AMS AG	03/28/18	Credit Suisse Securities (Europe) Limited	551,581 CHF	926
Amundi SA	03/28/18	Credit Suisse Securities (Europe) Limited	206,853 EUR	3,022
Analogic Corp.	04/22/19	Morgan Stanley Capital Services LLC	176,092 USD	11,999
Anaptysbio, Inc.	04/22/19	Morgan Stanley Capital Services LLC	468 USD	11
Andersons, Inc.	04/22/19	Morgan Stanley Capital Services LLC	68,124 USD	450
angie’s List, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,666 USD	5,279

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AngioDynamics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	358,990 USD	$10,955
ANI Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,667 USD	(106)
Anika Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	142,794 USD	11,295
Anixter International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,731 USD	170
Annaly Capital Managerment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,818 USD	(1,928)
Antares Pharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,508 USD	394
Anthem, Inc.	04/22/19	Morgan Stanley Capital Services LLC	219,958 USD	(2,291)
Antofagasta PLC	03/28/18	Credit Suisse Securities (Europe) Limited	84,162 GBP	2,740
Anworth Mortgage Asset Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,154 USD	(134)
AON PLC	04/22/19	Morgan Stanley Capital Services LLC	59,883 USD	210
Apollo Commercial Real Estate Finance, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,711 USD	(746)
AppFolio, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,662 USD	4,705
Apple Hospitality REIT, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,205 USD	(2,190)
Applied Industrial Technologies, Inc	04/22/19	Morgan Stanley Capital Services LLC	116,961 USD	(809)
Applied Optoelectronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	73,811 USD	(219)
Approach Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,891 USD	5,751
AptarGroup, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,351 USD	(144)
Aqua America, Inc.	04/22/19	Morgan Stanley Capital Services LLC	175,011 USD	147
AquaVenture Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	92,196 USD	(4,228)
Arc Document Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	34,157 USD	(565)
ArcBest Corp.	04/22/19	Morgan Stanley Capital Services LLC	112,377 USD	923
Arch Capital Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	133,818 USD	(973)
Archrock, Inc.	04/22/19	Morgan Stanley Capital Services LLC	274,669 USD	17,969
Arconic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,838 USD	(5,556)
Ardmore Shipping Corp.	04/22/19	Morgan Stanley Capital Services LLC	189,910 USD	13,319
Ares Commercial Real Estate Corp.	04/22/19	Morgan Stanley Capital Services LLC	78,085 USD	(2,595)
Argo Group	04/22/19	Morgan Stanley Capital Services LLC	71,321 USD	914
Arhtur J. Gallagher & Co.	04/22/19	Morgan Stanley Capital Services LLC	37,055 USD	(186)
Arlington Asset Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,232 USD	(336)
Armada Hoffler Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,326 USD	(857)
Armstrong Flooring, Inc.	04/22/19	Morgan Stanley Capital Services LLC	88,234 USD	(1,618)
Arrow Electronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	143,327 USD	2,926
Arrow Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	20,855 USD	(883)
Artesian Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	180,077 USD	(11,487)
Artisan Partners Asset Management, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,641 USD	779
Ascent Capital Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,976 USD	240
Asembly Biosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,037 USD	(734)
ASM International NV	03/28/18	Credit Suisse Securities (Europe) Limited	406,467 EUR	(3,524)
ASML Holding NV	03/28/18	Credit Suisse Securities (Europe) Limited	127,779 EUR	(637)
Asos PLC	03/28/18	Credit Suisse Securities (Europe) Limited	174,427 GBP	(11,160)
Aspen Insurance Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	57,245 USD	(615)
Aspen Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	265,092 USD	1,040
Associated Capital Group	04/22/19	Morgan Stanley Capital Services LLC	84,844 USD	(865)
Assurant, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,543 USD	11
Assured Guaranty Ltd.	04/22/19	Morgan Stanley Capital Services LLC	82,523 USD	457
Astazenica PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,405,278 GBP	(51,275)
Astec Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,709 USD	473
Atlantia SpA	04/04/18	Credit Suisse Securities (Europe) Limited	4,659,729 EUR	(225,460)
Atlas Air Worldwide Holdings	04/22/19	Morgan Stanley Capital Services LLC	84,058 USD	(461)
Atos SE	03/28/18	Credit Suisse Securities (Europe) Limited	3,880,281 EUR	(86,422)
Atos SE	02/21/18	JPMorgan Chase Bank, N.A.	15,042,000 EUR	(335,792)
Atricure, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,835 USD	4,872
Atrion Corp.	04/22/19	Morgan Stanley Capital Services LLC	132,693 USD	17,195
Atwood Oceanics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,499 USD	(64)
Aurubis AG	03/28/18	Credit Suisse Securities (Europe) Limited	352,549 EUR	(234)
Autogrill SpA	04/04/18	Credit Suisse Securities (Europe) Limited	376,877 EUR	(13,401)
AV Homes, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,083 USD	11,315
AVANGRID, Inc.	04/22/19	Morgan Stanley Capital Services LLC	322,878 USD	(10,163)
Avery Dennison Corp.	04/22/19	Morgan Stanley Capital Services LLC	45,077 USD	80
Avid Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	130,898 USD	1,907
Avista Corp.	04/22/19	Morgan Stanley Capital Services LLC	84,810 USD	(2,819)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Avnet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,554 USD	$1,288
AVX Corp.	04/22/19	Morgan Stanley Capital Services LLC	437,763 USD	5,590
AXA SA	03/28/18	Credit Suisse Securities (Europe) Limited	12,805,793 EUR	18,966
Axcelis Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	156,199 USD	(12,042)
AXIS Capital Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	81,028 USD	(9)
Axogen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	202,800 USD	29,070
AXT, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,290 USD	(1,122)
AZZ, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,447 USD	86
B&G Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	83,461 USD	(2,969)
Badger Meter, Inc.	04/22/19	Morgan Stanley Capital Services LLC	80,441 USD	(502)
Baker Hughes, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,398 USD	24
Baldwin & Lyons, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,512 USD	(142)
Bancfirst Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,031 USD	266
Banco Bilbao Vizcaya	03/28/18	Credit Suisse Securities (Europe) Limited	706,497 EUR	(1,300)
Banco BPM SpA	04/12/18	JPMorgan Chase Bank, N.A.	6,184,169 EUR	433,492
Bank of Marin	04/22/19	Morgan Stanley Capital Services LLC	5,557 USD	(141)
Bank of New York Mellon Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,765 USD	1
BankFinancial	04/22/19	Morgan Stanley Capital Services LLC	77,699 USD	(1,831)
Bankrate, Inc.	04/22/19	Morgan Stanley Capital Services LLC	63,990 USD	9,101
Barclays PLC	03/28/18	Credit Suisse Securities (Europe) Limited	12,904,730 GBP	(20,134)
Barnes & Noble Education, Inc.	04/22/19	Morgan Stanley Capital Services LLC	91,544 USD	4,424
Barnes & Noble, Inc.	04/22/19	Morgan Stanley Capital Services LLC	339,607 USD	34,533
Barnes Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	277,961 USD	(1,641)
Barracuda Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,465 USD	1,088
Barrett Business Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,736 USD	(593)
Basett Furniture Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,273 USD	20,267
BASF SE	03/28/18	Credit Suisse Securities (Europe) Limited	3,719,679 EUR	(192,087)
Bavarian Nordic A/S	03/28/18	Credit Suisse Securities (Europe) Limited	1,451,736 DKK	20,647
Bayer AG REG	07/06/18	Morgan Stanley Capital Services LLC	4,367,402 EUR	276,516
BBA Aviation PLC	03/28/18	Credit Suisse Securities (Europe) Limited	137,358 GBP	1,290
BE Semiconductor Industries	03/28/18	Credit Suisse Securities (Europe) Limited	662,279 EUR	25,075
Bear State Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	4,101 USD	(4)
Beazer Homes USA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,931 USD	3,191
Beazley PLC	03/28/18	Credit Suisse Securities (Europe) Limited	179,738 GBP	13,065
Bekaert NV	03/28/18	Credit Suisse Securities (Europe) Limited	101,702 EUR	(3,059)
Bel Fuse, Inc.	04/22/19	Morgan Stanley Capital Services LLC	139,044 USD	(6,577)
Bemis Company	04/22/19	Morgan Stanley Capital Services LLC	134,663 USD	(2,111)
Benchmark Electronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	272,664 USD	(10,550)
Beneficial Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	64,819 USD	(1,684)
Benefitfocus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,717 USD	451
Best Buy Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,385 USD	(46)
bet-at-home.com AG	03/28/18	Credit Suisse Securities (Europe) Limited	87,997 EUR	(8,360)
BG Staffing, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,891 USD	(371)
BGC Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,743 USD	195
BGEO Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	259,751 GBP	(2,785)
Biesse SpA	04/04/18	Credit Suisse Securities (Europe) Limited	88,874 EUR	(6,171)
Big 5 Sporting Goods Corp.	04/22/19	Morgan Stanley Capital Services LLC	418,054 USD	(35,010)
Big Lots, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,105 USD	(220)
Bio Rad Laboratories	04/22/19	Morgan Stanley Capital Services LLC	191,561 USD	4,650
Bio Techne Corp.	04/22/19	Morgan Stanley Capital Services LLC	276,894 USD	15,916
Biomerieux	03/28/18	Credit Suisse Securities (Europe) Limited	440,392 EUR	(14,062)
BioSpecifics Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	81,031 USD	2,097
BioTelemetry, Inc.	04/22/19	Morgan Stanley Capital Services LLC	175,062 USD	27,913
Bioverativ, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,539 USD	3,134
Black Box Corp.	04/22/19	Morgan Stanley Capital Services LLC	121,689 USD	8,015
BlackRock, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,589 USD	(124)
Bloomin Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,686 USD	485
Blucora, Inc.	04/22/19	Morgan Stanley Capital Services LLC	195,461 USD	830
Blue Bird Corp.	04/22/19	Morgan Stanley Capital Services LLC	133,240 USD	(4,907)
Blue Capital Reinsurance Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	11,264 USD	(358)
Blue Hills Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,424 USD	(43)
Bluerock Residential Growth REIT	04/22/19	Morgan Stanley Capital Services LLC	1,137 USD	(3)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BNP Paribas SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,109,074 EUR	$27,693
BNP Paribas SA	02/21/18	JPMorgan Chase Bank, N.A.	7,731,250 EUR	172,750
Bodycote PLC	03/28/18	Credit Suisse Securities (Europe) Limited	78,550 GBP	1,937
Boise Cascade Co.	04/22/19	Morgan Stanley Capital Services LLC	71,051 USD	1,392
Boliden AB	03/28/18	Credit Suisse Securities (Europe) Limited	818,527 SEK	2,337
Boohoo.com PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,118,347 GBP	(33,732)
Booz Allen Hamilton Holdings	04/22/19	Morgan Stanley Capital Services LLC	134,688 USD	(22,392)
Bossard Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	224,160 CHF	(5,289)
Bottomline Technologies	04/22/19	Morgan Stanley Capital Services LLC	68,369 USD	917
Box, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,974 USD	(689)
BP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	37 GBP	(2)
Brady Corp.	04/22/19	Morgan Stanley Capital Services LLC	273,875 USD	(11,285)
Brembo SpA	04/04/18	Credit Suisse Securities (Europe) Limited	283,150 EUR	(4,972)
Bridge Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,638 USD	(425)
Bridgepoint Education, Inc.	04/22/19	Morgan Stanley Capital Services LLC	58,391 USD	2,907
Briggs & Stratton	04/22/19	Morgan Stanley Capital Services LLC	211,120 USD	(1,522)
Brightcove, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,362 USD	(387)
Brink’s Co.	04/22/19	Morgan Stanley Capital Services LLC	44,675 USD	550
Brinker International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,163 USD	1,156
Bristol Myers Squibb Co.	04/22/19	Morgan Stanley Capital Services LLC	248,081 USD	(2,133)
Bristow Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,965 USD	2,970
British American Tobacco PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,152,355 GBP	(56,835)
British American Tobacco PLC	03/13/18	JPMorgan Chase Bank, N.A.	2,720,000 GBP	(134,152)
Broadridge Financial Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	81,715 USD	(941)
Brocade Communications Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	119,036 USD	(200)
Brookdale Senior Living, Inc.	04/22/19	Morgan Stanley Capital Services LLC	151,106 USD	(1,490)
Brooks Automation, Inc.	04/22/19	Morgan Stanley Capital Services LLC	266,952 USD	(34,695)
Brown & Brown, Inc.	04/22/19	Morgan Stanley Capital Services LLC	101,698 USD	(2,422)
Bruker Corp.	04/22/19	Morgan Stanley Capital Services LLC	242,266 USD	9,536
Brunswick Corp.	04/22/19	Morgan Stanley Capital Services LLC	153,131 USD	(195)
BSB Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,690 USD	(1,067)
Bucher Industries AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	142,910 CHF	(3,966)
Buckle, Inc.	04/22/19	Morgan Stanley Capital Services LLC	252,559 USD	3,637
Build-A-Bear Workshop, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,510 USD	(46)
Bunge Ltd.	09/25/17	Credit Suisse Securities (Europe) Limited	16,008,710 USD	(507,949)
CA Immobilien Anlagen AG	03/28/18	Credit Suisse Securities (Europe) Limited	88,734 EUR	(4,250)
CA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	49,176 USD	4,287
Cabot Corp.	04/22/19	Morgan Stanley Capital Services LLC	44,433 USD	(193)
Cabot Microelectionics Corp.	04/22/19	Morgan Stanley Capital Services LLC	82,729 USD	(778)
CACI International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,491 USD	1,415
Cadence Design Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,250 USD	(2,034)
CAI International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	134,022 USD	15,012
CalAmp Corp.	04/22/19	Morgan Stanley Capital Services LLC	120,932 USD	4,443
CalAtlantic Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,211 USD	804
Calavo Growers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,038 USD	(44)
Caleres, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,544 USD	905
Calgon Carbon Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,523 USD	48
California Water Service Group	04/22/19	Morgan Stanley Capital Services LLC	14,330 USD	(15)
Calithera Biosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	258,312 USD	(3,456)
Calix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,937 USD	(2,767)
Callaway Golf Company	04/22/19	Morgan Stanley Capital Services LLC	68,836 USD	2,004
Cambium Learning Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,012 USD	727
Cambrex Corp.	04/22/19	Morgan Stanley Capital Services LLC	173,344 USD	5,906
Camden National Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,714 USD	152
Cantel Medical Corp.	04/22/19	Morgan Stanley Capital Services LLC	111,221 USD	2,762
Capella Education Co.	04/22/19	Morgan Stanley Capital Services LLC	232,761 USD	(5,408)
Capgemini SE	03/28/18	Credit Suisse Securities (Europe) Limited	1,136,560 EUR	(563)
Capital City Bank Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,533 USD	(264)
Capital Senior Living Corp.	04/22/19	Morgan Stanley Capital Services LLC	87,803 USD	(2,140)
Capstead Mortgage Corp.	04/22/19	Morgan Stanley Capital Services LLC	100,782 USD	(4,941)
Cara Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,913 USD	(3,840)
Carbo Cermaics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,197 USD	(120)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Carbonite, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,135 USD	$1,054
Cardinal Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	145,427 USD	1,842
Cardiovascular Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	187,964 USD	6,544
Care.com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	257,525 USD	4,762
Career Education Corp.	04/22/19	Morgan Stanley Capital Services LLC	264,066 USD	(5,653)
Cargotec	03/28/18	Credit Suisse Securities (Europe) Limited	471,486 EUR	11,890
Carl Zeiss Meditec AG	03/28/18	Credit Suisse Securities (Europe) Limited	110,932 EUR	(638)
Carnival PLC	03/28/18	Credit Suisse Securities (Europe) Limited	107,590 GBP	138
Carolina Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,799 USD	(287)
Carpenter Technology	04/22/19	Morgan Stanley Capital Services LLC	77,688 USD	(358)
Carrefour SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,911,210 EUR	(49,228)
Carrefour SA	03/13/18	JPMorgan Chase Bank, N.A.	2,329,500 EUR	(130,776)
Carriage Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	350,962 USD	731
Cascadian Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,423 USD	(544)
Casella Waste Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	92,337 USD	3,022
Casino Guichard Perrachon	03/28/18	Credit Suisse Securities (Europe) Limited	3,029,530 EUR	(52,566)
Cass Information Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,996 USD	(276)
Catalent, Inc.	04/22/19	Morgan Stanley Capital Services LLC	203,345 USD	(12,120)
Catalyst Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,050 USD	(275)
CatchMark Timber Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,653 USD	(38)
Cato Corp.	04/22/19	Morgan Stanley Capital Services LLC	166,734 USD	(2,831)
Cattolica Assicurazioni	04/04/18	Credit Suisse Securities (Europe) Limited	201,445 EUR	(19,483)
CBIZ, Inc.	04/22/19	Morgan Stanley Capital Services LLC	90,875 USD	(1,490)
CBOE Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,129 USD	1,195
CBRE Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	126,419 USD	1,127
CECO Environmental Corp.	04/22/19	Morgan Stanley Capital Services LLC	131,780 USD	(2,672)
Cembra Money Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	434,099 CHF	3,775
Centamin PLC	03/28/18	Credit Suisse Securities (Europe) Limited	78,235 GBP	(5,775)
Centerpoint Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,993 USD	(688)
Central Valley Community Bancorp	04/22/19	Morgan Stanley Capital Services LLC	46,158 USD	(1,019)
Centrica PLC	03/28/18	Credit Suisse Securities (Europe) Limited	901,707 GBP	(37,209)
Century Aluminum Company	04/22/19	Morgan Stanley Capital Services LLC	32,715 USD	(106)
Century Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	323 USD	(5)
Century Casinos, Inc.	04/22/19	Morgan Stanley Capital Services LLC	113,019 USD	(6,367)
Century Communities, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,148 USD	(2,813)
CenturyLink, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,453 USD	(1,134)
Cerved Information Solutions	04/04/18	Credit Suisse Securities (Europe) Limited	99,869 EUR	(4,446)
CEVA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,330 USD	300
CF Industries Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,721 USD	670
ChannelAdvisor Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,028 USD	(30)
Charles River Laboratories	04/22/19	Morgan Stanley Capital Services LLC	220,630 USD	12,824
Chart Industies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,166 USD	503
Charter Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	40,536 USD	(90)
Chase Corp.	04/22/19	Morgan Stanley Capital Services LLC	175,333 USD	(6,640)
Cheesecake Factory, Inc.	04/22/19	Morgan Stanley Capital Services LLC	34,425 USD	(1,076)
Chegg, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,201 USD	1,756
Chemed Corp.	04/22/19	Morgan Stanley Capital Services LLC	318,481 USD	(2,482)
Chesapeake Lodging Trust	04/22/19	Morgan Stanley Capital Services LLC	24,331 USD	(717)
Chevron Corp.	04/22/19	Morgan Stanley Capital Services LLC	65,659 USD	(349)
Chico’s FAS, Inc.	04/22/19	Morgan Stanley Capital Services LLC	175,188 USD	1,992
Children’s Place, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,360 USD	(2,725)
Chimerix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	203,104 USD	23,349
Choice Hotels International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	76,441 USD	(2,875)
Christian Dior SE	03/28/18	Credit Suisse Securities (Europe) Limited	338,939 EUR	(6,537)
Chubb Ltd.	04/22/19	Morgan Stanley Capital Services LLC	232,463 USD	145
Chuy’s Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,872 USD	(1,656)
Ciena Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,477 USD	(539)
Cimpress NV	04/22/19	Morgan Stanley Capital Services LLC	8,407 USD	6
Cincinnati Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	91,424 USD	(137)
Cinemark Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,239 USD	(1,075)
Cintas Corp.	04/22/19	Morgan Stanley Capital Services LLC	51,291 USD	(1,253)
Cirrus Logic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	97,147 USD	(997)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cisco Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,069 USD	$(475)
CitiTrends, Inc.	04/22/19	Morgan Stanley Capital Services LLC	390,215 USD	9,294
Citizens & Northern Corp.	04/22/19	Morgan Stanley Capital Services LLC	17,160 USD	(389)
City Office REIT, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,354 USD	(37)
Civitas Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,571 USD	79
Clean Energy Fuels Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,292 USD	220
Clean Harbors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,799 USD	(362)
Clearfield, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,971 USD	(644)
Clearwater Paper Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,421 USD	10
Clifton Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	133,973 USD	(3,088)
Cloud Peak Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,845 USD	(2,849)
Cloudera, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,806 USD	540
ClubCorp Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,627 USD	(309)
CNA Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	183,751 USD	2,132
CNB Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,337 USD	25
CNH Industrial NV	04/04/18	Credit Suisse Securities (Europe) Limited	190,202 EUR	(6,277)
CNO Financial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,852 USD	6
CoBiz Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,062 USD	422
Coca-Cola Bottling Co.	04/22/19	Morgan Stanley Capital Services LLC	18,292 USD	(440)
Coca-Cola Company	04/22/19	Morgan Stanley Capital Services LLC	8,008 USD	(25)
Coca-Cola HBC	03/28/18	Credit Suisse Securities (Europe) Limited	363,459 GBP	(9,250)
Codorus Valley Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,069 USD	435
Cogent Communications Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	201,792 USD	(1,413)
Cogint, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,864 USD	2,553
Cohen & Steers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,180 USD	(99)
Cohu, Inc.	04/22/19	Morgan Stanley Capital Services LLC	334,847 USD	(29,365)
Colfax Corp.	04/22/19	Morgan Stanley Capital Services LLC	12,775 USD	178
Colgate Palmolive Co.	09/25/17	Credit Suisse Securities (Europe) Limited	954,451 USD	(27,752)
Collectors Universe, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,870 USD	(3,782)
Colony NorthStar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,158 USD	(225)
Colony Starwood Homes	04/22/19	Morgan Stanley Capital Services LLC	31,695 USD	(576)
Columbia Property Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,137 USD	844
Columbus Mckinnon Corp.	04/22/19	Morgan Stanley Capital Services LLC	189,525 USD	(14,432)
Com Hem Holding AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,067,132 SEK	(3,150)
Comfort Systems USA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,678 USD	58
CommerceHub, Inc.	04/22/19	Morgan Stanley Capital Services LLC	132,340 USD	4,198
Commercial Metals Co.	04/22/19	Morgan Stanley Capital Services LLC	37,159 USD	(164)
Commercial Vehicle Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,917 USD	(668)
Community Health Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	257,553 USD	13,946
Community Healthcare Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,189 USD	(97)
Commvault Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	136,987 USD	243
Compagnie de Saint Gobain	03/28/18	Credit Suisse Securities (Europe) Limited	3,642,546 EUR	(104,052)
Compagnie de Saint Gobain	02/21/18	JPMorgan Chase Bank, N.A.	9,596,000 EUR	(274,116)
Compass Minerals International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	111,777 USD	408
Computer Programs & Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,132 USD	1,418
Comtech Telecommunications Corp.	04/22/19	Morgan Stanley Capital Services LLC	260,546 USD	(4,527)
Concert Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,178 USD	1,218
Conduent, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,698 USD	58
CONMED Corp.	04/22/19	Morgan Stanley Capital Services LLC	292,597 USD	(252)
Conn’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,455 USD	2,512
Connecticut Water Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,504 USD	(11,764)
Consolidated Water Co.	04/22/19	Morgan Stanley Capital Services LLC	115,643 USD	(658)
Control4 Corp.	04/22/19	Morgan Stanley Capital Services LLC	300,687 USD	1,738
Convergys Corp.	04/22/19	Morgan Stanley Capital Services LLC	83,575 USD	(559)
Copa Holdings SA	04/22/19	Morgan Stanley Capital Services LLC	30,718 USD	53
Copart, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,010 USD	998
Corcept Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,644 USD	12,008
Core Molding Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,217 USD	(166)
CoreLogic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,804 USD	288
CorEnergy Infrastructure Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,599 USD	(277)
Corium International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,098 USD	(1,260)
Corning, Inc.	04/22/19	Morgan Stanley Capital Services LLC	178,544 USD	4,010

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Corporate Office Properties Trust	04/22/19	Morgan Stanley Capital Services LLC	37,367 USD	$(446)
Corvel Corp.	04/22/19	Morgan Stanley Capital Services LLC	279,635 USD	4,543
Costamare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	193,406 USD	14,812
CoStar Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,393 USD	59
Cotiviti Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,408 USD	(872)
Covanta Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	94,903 USD	(8,377)
Covenant Transportation Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	144,503 USD	(8,698)
Covestro AG	03/28/18	Credit Suisse Securities (Europe) Limited	3,267,033 EUR	(100,524)
CRA International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	216,644 USD	4,036
Cracker Barrel Old Country Store, Inc.	04/22/19	Morgan Stanley Capital Services LLC	189,044 USD	4,130
Crane Co.	04/22/19	Morgan Stanley Capital Services LLC	251,978 USD	927
Cray, Inc.	04/22/19	Morgan Stanley Capital Services LLC	106,542 USD	289
Credit Agricole SA	03/28/18	Credit Suisse Securities (Europe) Limited	208,955 EUR	3,438
Cree, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,891 USD	54
Criteo ADR	09/25/17	Credit Suisse Securities (Europe) Limited	2,925,689 USD	137,386
Croda International PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,102,724 GBP	(6,990)
Croda International PLC	03/13/18	JPMorgan Chase Bank, N.A.	3,123,200 GBP	(19,797)
Cross Country Healthcare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,586 USD	(2,827)
CryoLife, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,454 USD	200
CSG Systems International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	4,156 USD	(17)
CSS Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	194,448 USD	(5,782)
CSW Industrials, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,676 USD	781
CTS Corp.	04/22/19	Morgan Stanley Capital Services LLC	58,915 USD	(272)
Cubic Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,386 USD	(227)
Culp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,062 USD	(37)
Cummins, Inc.	04/22/19	Morgan Stanley Capital Services LLC	122,169 USD	1,280
Curtiss Wright Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,263 USD	22
Cutera, Inc.	04/22/19	Morgan Stanley Capital Services LLC	333,831 USD	42,911
CVR Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,305 USD	3,922
CVS Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	196,272 GBP	(14,553)
Cyberoptics Corp.	04/22/19	Morgan Stanley Capital Services LLC	66,922 USD	(2,617)
Cypress Semiconductor Corp.	04/22/19	Morgan Stanley Capital Services LLC	149,103 USD	3,491
CYS Investments, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,644 USD	(1,006)
Cytokinetics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	92,744 USD	(11,129)
Daktronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	261,226 USD	(2,699)
Dana, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,798 USD	2,114
Danone	05/09/18	JPMorgan Chase Bank, N.A.	5,335,200 EUR	(80,407)
Danone	03/28/18	Credit Suisse Securities (Europe) Limited	7,861,485 EUR	(126,526)
Dassault Aviation SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,646,340 EUR	(388,871)
Davide Campari Milano SpA	04/04/18	Credit Suisse Securities (Europe) Limited	107,149 EUR	(395)
Dawson Geophysical Co.	04/22/19	Morgan Stanley Capital Services LLC	12,927 USD	(685)
DCT Industrial Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,691 USD	(551)
De Longhi SpA	04/04/18	Credit Suisse Securities (Europe) Limited	206,612 EUR	(10,674)
Dean Foods Co.	04/22/19	Morgan Stanley Capital Services LLC	69,620 USD	(2,640)
Dechra Pharamaceuticals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	351,921 GBP	(35,564)
Del Frisco’s Restaurant Group	04/22/19	Morgan Stanley Capital Services LLC	123,779 USD	(823)
Del Taco Restaurants, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,476 USD	577
Delek US Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	131,832 USD	5,154
Delta Apparel, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,316 USD	1,485
Delta Natural Gas Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,496 USD	106
Deltic Timber Corp.	04/22/19	Morgan Stanley Capital Services LLC	101,235 USD	1,423
Deluxe Corp.	04/22/19	Morgan Stanley Capital Services LLC	357,438 USD	(6,285)
Denny’s Corp.	04/22/19	Morgan Stanley Capital Services LLC	59,064 USD	762
Depomed, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,464 USD	(22)
Deutsche Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	129,402 EUR	(853)
Deutsche Lufthansa REG	03/28/18	Credit Suisse Securities (Europe) Limited	103,463 EUR	8,588
Deutz AG	03/28/18	Credit Suisse Securities (Europe) Limited	89,715 EUR	(2,762)
DFDS A/S	03/28/18	Credit Suisse Securities (Europe) Limited	749,129 DKK	(4,556)
DHT Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	429,079 USD	28,965
Diageo PLC	03/28/18	Credit Suisse Securities (Europe) Limited	3,291,948 GBP	(111,378)
Diamond Hill Investment Group	04/22/19	Morgan Stanley Capital Services LLC	36,644 USD	(1,351)
Diamond Offshore Drilling, Inc.	04/22/19	Morgan Stanley Capital Services LLC	111,049 USD	(518)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Diebold Nixdorf	04/22/19	Morgan Stanley Capital Services LLC	44,256 USD	$2,504
Digi International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	127,544 USD	6,609
Digital Globe, Inc.	08/06/18	Deutsche Bank AG	335 USD	(2)
Dillards, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,486 USD	(356)
Dime Community Bancshares	04/22/19	Morgan Stanley Capital Services LLC	69,146 USD	(3,036)
Diodes, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,477 USD	(4,505)
Diplomat Pharmacy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	64,682 USD	127
Direct Line Insurance Group	05/10/18	JPMorgan Chase Bank, N.A.	1,803,000 GBP	(33,864)
Direct Line Insurance Group	03/28/18	Credit Suisse Securities (Europe) Limited	1,809,512 GBP	(33,986)
DMC Global, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,874 USD	(1,544)
Dolby Laboratories, Inc.	04/22/19	Morgan Stanley Capital Services LLC	164,401 USD	(2,784)
Domino’s Pizza, Inc.	04/22/19	Morgan Stanley Capital Services LLC	49,500 USD	(214)
Domtar Corp.	04/22/19	Morgan Stanley Capital Services LLC	580,681 USD	9,835
Donaldson Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	195,531 USD	(1,257)
Dorian LPG Ltd.	04/22/19	Morgan Stanley Capital Services LLC	111,382 USD	12,496
Douglas Dynamics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	188,188 USD	12,831
Douglas Emmett, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,541 USD	(1,290)
Dover Corp.	04/22/19	Morgan Stanley Capital Services LLC	101,274 USD	1,729
Dr. Pepper Snapple Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,692 USD	(30)
Draegerwerk AG	03/28/18	Credit Suisse Securities (Europe) Limited	280,216 EUR	(25,163)
Dril Quip, Inc.	04/22/19	Morgan Stanley Capital Services LLC	199,347 USD	(3,220)
Drive Shack, Inc.	04/22/19	Morgan Stanley Capital Services LLC	89,322 USD	992
DSP Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	127,648 USD	(5,778)
DST Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,694 USD	(93)
DSW, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,760 USD	1,415
Ducommun, Inc.	04/22/19	Morgan Stanley Capital Services LLC	156,440 USD	(4,919)
Duerr AG	03/28/18	Credit Suisse Securities (Europe) Limited	102,186 EUR	5,694
Dun & Bradstreet Corp.	04/22/19	Morgan Stanley Capital Services LLC	57,277 USD	475
Dynavax Tecnhologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	128,213 USD	12,041
Dynex Capital, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,966 USD	289
E-Trade Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	15,055 USD	(34)
Eagle Materials, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,999 USD	184
Eagle Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,872 USD	908
Earthstone Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	4,247 USD	(13)
Easatern Co.	04/22/19	Morgan Stanley Capital Services LLC	30,644 USD	7
Easterly Government Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,501 USD	(248)
EastGroup Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,816 USD	(681)
Ebix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,938 USD	(451)
EchoStar Corp.	04/22/19	Morgan Stanley Capital Services LLC	190,895 USD	(1,875)
Edge Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,118 USD	518
Egypt Treasury Bill	08/15/17	Deutsche Bank AG	126,657,960 EGP	73,977
Egypt Treasury Bill	11/25/17	Deutsche Bank AG	82,500,000 EGP	43,118
El Paso Electric Co.	04/22/19	Morgan Stanley Capital Services LLC	133,660 USD	(4,255)
Electro Scientific Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	126,802 USD	61
Electrocomponents PLC	03/28/18	Credit Suisse Securities (Europe) Limited	213,065 GBP	(5,654)
Electronics for Imaging	04/22/19	Morgan Stanley Capital Services LLC	68,780 USD	(2,780)
Eli Lilly & Co.	04/22/19	Morgan Stanley Capital Services LLC	328,020 USD	(4,252)
Emcor Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,707 USD	(139)
EMCORE Corp.	04/22/19	Morgan Stanley Capital Services LLC	233,699 USD	(9,474)
Emergent BioSolutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,298 USD	3,407
Employers Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,548 USD	201
EMS Chemie Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	424,428 CHF	18,932
Enanta Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,605 USD	4,040
Encore Wire Corp.	04/22/19	Morgan Stanley Capital Services LLC	20,693 USD	144
Endesa SA	03/28/18	Credit Suisse Securities (Europe) Limited	101,583 EUR	(8,970)
Endo International PLC	04/22/19	Morgan Stanley Capital Services LLC	87,012 USD	(400)
Enel SPA	04/04/18	Credit Suisse Securities (Europe) Limited	8,746,938 EUR	(367,639)
EnerNOC, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,620 USD	35,582
Engie	03/28/18	Credit Suisse Securities (Europe) Limited	7,438,037 EUR	(441,516)
Ennis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	210,664 USD	30,913
EnPro Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,357 USD	598
Ensco PLC	04/22/19	Morgan Stanley Capital Services LLC	75,770 USD	(594)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ensign Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	113,864 USD	$6,002
Enstar Group Limited	04/22/19	Morgan Stanley Capital Services LLC	151,707 USD	1,254
Entellus Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,413 USD	21,761
Entercom Communications Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,881 USD	76
Entergis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,624 USD	(4,410)
Enzo Biochem, Inc.	04/22/19	Morgan Stanley Capital Services LLC	195,481 USD	10,249
EPAM Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	68,369 USD	81
ePlus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	140,854 USD	(1,694)
Equity Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,679 USD	(615)
Equity Commonwealth	04/22/19	Morgan Stanley Capital Services LLC	116,450 USD	(541)
Equity LifeStyle Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	52,540 USD	(45)
Era Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	124,005 USD	8,398
Erie Indemnity Company	04/22/19	Morgan Stanley Capital Services LLC	206,514 USD	977
Escalade, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,007 USD	(257)
ESCO Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	181,001 USD	(321)
Esperion Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	122,435 USD	41,026
ESSA Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,274 USD	(896)
Essendant, Inc.	04/22/19	Morgan Stanley Capital Services LLC	253,350 USD	(2,219)
Essent Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	877 USD	14
Essity Aktiebolag	03/28/18	Credit Suisse Securities (Europe) Limited	8,846,351 SEK	(76,060)
Estee Lauder Companies	04/22/19	Morgan Stanley Capital Services LLC	13,151 USD	(98)
Ethan Allen Interiors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,443 USD	4,500
Eurofins Scientific	03/28/18	Credit Suisse Securities (Europe) Limited	107,415 EUR	1,231
Euronet Worldwide, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,863 USD	(747)
Euterlsat Communications	03/28/18	Credit Suisse Securities (Europe) Limited	105,698 EUR	(9,912)
Evercore Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,617 USD	(983)
Everest Re Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	41,731 USD	22
Everi Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,639 USD	(717)
EVERTEC, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,821 USD	1,891
Evolent Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,759 USD	(309)
Evolution Gaming Corp.	03/28/18	Credit Suisse Securities (Europe) Limited	825,527 SEK	2,431
Evolution Petroleum Corp.	04/22/19	Morgan Stanley Capital Services LLC	60,390 USD	5,269
EvotecAG	03/28/18	Credit Suisse Securities (Europe) Limited	920,627 EUR	69,298
Exa Corp	04/22/19	Morgan Stanley Capital Services LLC	103,177 USD	(1,374)
Exactech, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,700 USD	(2,538)
Exlservice Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,722 USD	1,034
Exone Co.	04/22/19	Morgan Stanley Capital Services LLC	38,744 USD	(1,761)
Exor SpA	04/04/18	Credit Suisse Securities (Europe) Limited	410,982 EUR	(22,806)
Expeditors International of Washington, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,395 USD	17
Exponent, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,180 USD	408
Exterran Corp.	04/22/19	Morgan Stanley Capital Services LLC	80,402 USD	(622)
Extreme Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	158,936 USD	(7,396)
F5 Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,848 USD	(3)
Factset Research Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	69,062 USD	(1,593)
Fagron	03/28/18	Credit Suisse Securities (Europe) Limited	180,712 EUR	(7,832)
Fair Isaac Corp.	04/22/19	Morgan Stanley Capital Services LLC	47,353 USD	1,440
Farmer Bros. Co.	04/22/19	Morgan Stanley Capital Services LLC	34,334 USD	(938)
Farmers Capital Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	32,724 USD	(1,499)
Farmers National Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	8,554 USD	(173)
Faro Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,220 USD	2,855
Fate Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,513 USD	(728)
FBL Financial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	92,699 USD	(941)
Federal Signal Corp.	04/22/19	Morgan Stanley Capital Services LLC	117,974 USD	959
Ferrari	04/04/18	Credit Suisse Securities (Europe) Limited	514,414 EUR	(20,013)
Ferrexpo PLC	03/28/18	Credit Suisse Securities (Europe) Limited	183,510 GBP	33,806
Fevertree Drinks PLC	03/28/18	Credit Suisse Securities (Europe) Limited	722,662 GBP	54,920
Fiesta Restaurant Group	04/22/19	Morgan Stanley Capital Services LLC	9,172 USD	(230)
Financial Engines, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,653 USD	(721)
Financial Institutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,974 USD	(229)
Fincantieri SpA	04/04/18	Credit Suisse Securities (Europe) Limited	230,252 EUR	34,090
Finish Line	04/22/19	Morgan Stanley Capital Services LLC	237,182 USD	16,135

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First American Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,303 USD	$(75)
First Bancorp	04/22/19	Morgan Stanley Capital Services LLC	4,642 USD	(47)
First Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,250 USD	(603)
First Community Bancshares	04/22/19	Morgan Stanley Capital Services LLC	6,373 USD	(110)
First Community Financial Bank	04/22/19	Morgan Stanley Capital Services LLC	8,100 USD	(244)
First Connecticut Bancorp	04/22/19	Morgan Stanley Capital Services LLC	35,544 USD	(275)
First Financial Northwest	04/22/19	Morgan Stanley Capital Services LLC	7,594 USD	(481)
First Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	169,109 GBP	(19,048)
First Mid-Illinois Bancshares	04/22/19	Morgan Stanley Capital Services LLC	16,840 USD	(1,260)
First Northwest Bancorp	04/22/19	Morgan Stanley Capital Services LLC	21,488 USD	(1,413)
First of Long Island Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,489 USD	88
Five9, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,890 USD	(3,101)
Flexsteel Industries	04/22/19	Morgan Stanley Capital Services LLC	97,058 USD	2,559
FLIR Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	93,516 USD	(2,672)
Flowers Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	142,818 USD	(6,883)
FLSmidth & Co. A/S	03/28/18	Credit Suisse Securities (Europe) Limited	3,688,320 DKK	22,478
Flughafen Zuerich AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	242,834 CHF	3,048
Fluidigm Corp.	04/22/19	Morgan Stanley Capital Services LLC	9,141 USD	(14)
Flushing Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	15,277 USD	(533)
FNF Group	04/22/19	Morgan Stanley Capital Services LLC	35,997 USD	674
Fogo De Chao, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,311 USD	225
Fonar Corp.	04/22/19	Morgan Stanley Capital Services LLC	81,971 USD	585
Forbo Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	111,754 CHF	(222)
Ford Motor Co.	04/22/19	Morgan Stanley Capital Services LLC	335,280 USD	588
Forestar Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,258 USD	2,990
Forrester Research, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,094 USD	(636)
Fortress Biotech, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,271 USD	829
Forward Air Corp.	04/22/19	Morgan Stanley Capital Services LLC	178,296 USD	(714)
Fossil Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,568 USD	9
Foundation Medicine, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,504 USD	2,115
Four Corners Property Trust	04/22/19	Morgan Stanley Capital Services LLC	14,741 USD	(127)
Frank’s International NV	04/22/19	Morgan Stanley Capital Services LLC	186,749 USD	1,442
Franklin Covey Co.	04/22/19	Morgan Stanley Capital Services LLC	106,433 USD	(6,054)
Franklin Electric Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,565 USD	1,409
Fraport AG Frankfurt Airport	03/28/18	Credit Suisse Securities (Europe) Limited	446,313 EUR	8,583
Fred’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	333,656 USD	(32,029)
FreightCar America, Inc.	04/22/19	Morgan Stanley Capital Services LLC	343,083 USD	(813)
Fresenius Se & Co. Kgaa	07/06/18	Morgan Stanley Capital Services LLC	12,811,987 EUR	38,583
Fresenius Se & Co. Kgaa	03/28/18	Credit Suisse Securities (Europe) Limited	10,099,506 EUR	(505,801)
FTI Consulting, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,116 USD	98
FUCHS Petrolub SE	03/28/18	Credit Suisse Securities (Europe) Limited	104,464 EUR	(5,400)
FutureFuel Corp.	04/22/19	Morgan Stanley Capital Services LLC	111,561 USD	2,263
G4S PLC	03/28/18	Credit Suisse Securities (Europe) Limited	415,596 GBP	9,449
Gaia, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,604 USD	1,189
Galapagos NV	03/28/18	Credit Suisse Securities (Europe) Limited	266,401 EUR	(11,642)
GAMCO Investors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	34,184 USD	(292)
Gamestop Corp.	04/22/19	Morgan Stanley Capital Services LLC	402,710 USD	10,430
Gaming and Leisure Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,338 USD	18
Gannett Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	179,403 USD	(120)
Gap, Inc.	04/22/19	Morgan Stanley Capital Services LLC	136,175 USD	(4,499)
Garmin Ltd.	04/22/19	Morgan Stanley Capital Services LLC	45,436 USD	31
GasLog Ltd.	04/22/19	Morgan Stanley Capital Services LLC	258,423 USD	29,665
GATX Corp.	04/22/19	Morgan Stanley Capital Services LLC	79,999 USD	2,973
Genco Shipping Trading Ltd.	04/22/19	Morgan Stanley Capital Services LLC	42,062 USD	685
Gencor Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,543 USD	(1,068)
Gener8 Maritime, Inc.	04/22/19	Morgan Stanley Capital Services LLC	84,839 USD	1,740
General Cable Corp.	04/22/19	Morgan Stanley Capital Services LLC	59,729 USD	95
General Motors Co.	04/22/19	Morgan Stanley Capital Services LLC	627,980 USD	4,009
Genesco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,803 USD	(89)
Genesis Healthcare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,779 USD	(669)
Genie Energy Ltd.	04/22/19	Morgan Stanley Capital Services LLC	71,184 USD	(622)
Genocea Biosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	64,213 USD	1,099

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Genomic Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	205,900 USD	$2,648
Genpact Ltd.	04/22/19	Morgan Stanley Capital Services LLC	33,854 USD	294
Geospace Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	108,524 USD	(9,155)
German American Bancorp	04/22/19	Morgan Stanley Capital Services LLC	16,929 USD	900
Geron Corp.	04/22/19	Morgan Stanley Capital Services LLC	343 USD	25
Getty Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	135,148 USD	(5,582)
Gilead Sciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,212 USD	48
Gladstone Commercial Corp.	04/22/19	Morgan Stanley Capital Services LLC	33,069 USD	(145)
Glatfelter	04/22/19	Morgan Stanley Capital Services LLC	199,737 USD	392
Glaukos Corp.	04/22/19	Morgan Stanley Capital Services LLC	89,988 USD	665
GlaxoSmithKline PLC	06/25/18	Morgan Stanley Capital Services LLC	9,655,690 GBP	129,907
Global Brass & Copper Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,535 USD	(162)
Global Net Lease, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,548 USD	(288)
Global Sources Ltd.	04/22/19	Morgan Stanley Capital Services LLC	150,258 USD	(1,198)
Global Water Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,822 USD	167
Globus Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	207,941 USD	2,794
Glu Mobile, Inc.	04/22/19	Morgan Stanley Capital Services LLC	181,443 USD	3,612
GN Store Nord A/S	03/28/18	Credit Suisse Securities (Europe) Limited	1,654,772 DKK	(12,461)
GNC Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	113,381 USD	4,192
Golden Entertainment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	84,070 USD	613
Golden Ocean Group Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	1,078,104 NOK	6,610
Gorman Rupp Co.	04/22/19	Morgan Stanley Capital Services LLC	41,043 USD	(1,386)
GP Strategies Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,077 USD	1,827
Graco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	213,836 USD	(3,910)
Graham Corp.	04/22/19	Morgan Stanley Capital Services LLC	133,137 USD	(4,050)
Graham Holdings Co.	04/22/19	Morgan Stanley Capital Services LLC	445,271 USD	2,068
Grammer AG	03/28/18	Credit Suisse Securities (Europe) Limited	90,913 EUR	(8,717)
Grand Canyon Education, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,846 USD	(1,130)
Granite Construction, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,762 USD	(53)
Graphic Packaging Holding Co.	04/22/19	Morgan Stanley Capital Services LLC	20,165 USD	918
Great Ajax Corp.	04/22/19	Morgan Stanley Capital Services LLC	93,974 USD	(1,189)
Great Plains Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	166,377 USD	(2,848)
Great Southern Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,299 USD	(47)
Green Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,265 USD	(346)
Green Brick Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,773 USD	844
Green Plains, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,148 USD	(750)
Greenbrier Companies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	254,315 USD	(10,948)
Greif, Inc.	04/22/19	Morgan Stanley Capital Services LLC	155,378 USD	861
Griffon Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,126 USD	(297)
Grupo Catalana Occidente SA	03/28/18	Credit Suisse Securities (Europe) Limited	87,372 EUR	29
GSI Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,447 USD	(58)
Guaranty Bancorp	04/22/19	Morgan Stanley Capital Services LLC	29,331 USD	1,894
Guess?, Inc.	04/22/19	Morgan Stanley Capital Services LLC	268,125 USD	15,284
Guidance Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	201,020 USD	(6,125)
Guidewire Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,439 USD	756
Gulf Island Fabrication, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,495 USD	1,067
GVC Holding	03/28/18	Credit Suisse Securities (Europe) Limited	93,688 GBP	(6,635)
H&E Equipment Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	80,921 USD	4,720
H&R Block, Inc.	04/22/19	Morgan Stanley Capital Services LLC	165,902 USD	2,960
H.B. Fuller Co.	04/22/19	Morgan Stanley Capital Services LLC	9,176 USD	(27)
Habit Restaurants, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,985 USD	(1,490)
Hackett Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	131,537 USD	7,064
Haemonetics Corp.	04/22/19	Morgan Stanley Capital Services LLC	170,303 USD	(4,919)
Hallador Energy Co.	04/22/19	Morgan Stanley Capital Services LLC	35,838 USD	(26)
Halliburton Co.	04/22/19	Morgan Stanley Capital Services LLC	178,164 USD	(63)
Halyard Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	198,666 USD	2,526
Handy & Harman Ltd.	04/22/19	Morgan Stanley Capital Services LLC	25,609 USD	2,714
Hannon Armstrong Sustainable Infrastructure	04/22/19	Morgan Stanley Capital Services LLC	6,609 USD	(160)
Hanover Insurance Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,511 USD	(7)
HarborOne Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	285 USD	(5)
Hardinge, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,583 USD	(808)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Harley Davidson, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,961 USD	$(90)
Harmonic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,614 USD	1,313
Harris Corp.	04/22/19	Morgan Stanley Capital Services LLC	65,464 USD	93
Hartford Financial Services Group	04/22/19	Morgan Stanley Capital Services LLC	16,552 USD	8
Hasbro, Inc.	04/22/19	Morgan Stanley Capital Services LLC	282,640 USD	3,048
Hastings Group Holdings PLC	03/28/18	Credit Suisse Securities (Europe) Limited	326,115 GBP	1,221
Haverty Furniture Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	278,911 USD	(1,657)
Hawaiian Electric Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	120,167 USD	(4,052)
Hawaiian Telcom Holdco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	78,744 USD	699
Hawkins, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,669 USD	(5,005)
Haynes International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,127 USD	253
HCA Healthcare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	114,093 USD	400
HCI Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,086 USD	270
Healthcare Services Group	04/22/19	Morgan Stanley Capital Services LLC	132,366 USD	(2,179)
HealthSouth Corp.	04/22/19	Morgan Stanley Capital Services LLC	456,033 USD	10,156
HealthStream, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,320 USD	(976)
Heartland Express, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,411 USD	(127)
Heiderlbergcement AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,046,679 EUR	(12,162)
Heidrick & Struggles International	04/22/19	Morgan Stanley Capital Services LLC	221,426 USD	489
Helix Energy Solutions Group	04/22/19	Morgan Stanley Capital Services LLC	41,174 USD	540
Helmerich & Payne	04/22/19	Morgan Stanley Capital Services LLC	259,878 USD	2,367
Hemisphere Media Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,278 USD	841
Henry Schein, Inc.	04/22/19	Morgan Stanley Capital Services LLC	83,727 USD	(87)
Heritage Commerce Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,107 USD	(44)
Heritage Crystal Clean, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,578 USD	9,390
Heritage Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,849 USD	257
Herman Miller, Inc.	04/22/19	Morgan Stanley Capital Services LLC	225,316 USD	(3,244)
Hermes International	03/28/18	Credit Suisse Securities (Europe) Limited	122,783 EUR	(886)
Heron Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,472 USD	(41)
Hersha Hospitality Trust	04/22/19	Morgan Stanley Capital Services LLC	46,150 USD	(1,504)
Heska Corp.	04/22/19	Morgan Stanley Capital Services LLC	91,237 USD	6,852
Hewlett Packard Enterprise	04/22/19	Morgan Stanley Capital Services LLC	14,884 USD	81
Hexagon AB	03/28/18	Credit Suisse Securities (Europe) Limited	12,409,821 SEK	(28,848)
HFF, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,817 USD	4,486
Highwoods Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,020 USD	(570)
Hill-Rom Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,592 USD	133
Hillenbrand, Inc.	04/22/19	Morgan Stanley Capital Services LLC	238,610 USD	(4,898)
HMS Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	27,025 USD	(625)
HNI Corp.	04/22/19	Morgan Stanley Capital Services LLC	149,649 USD	(614)
Hochtief AG	03/28/18	Credit Suisse Securities (Europe) Limited	531,981 EUR	(21,909)
HollyFrontier Corp.	04/22/19	Morgan Stanley Capital Services LLC	146,158 USD	10,009
Holmen AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,246,435 SEK	(12,342)
Home Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,792 USD	772
HomeServe PLC	03/28/18	Credit Suisse Securities (Europe) Limited	76,524 GBP	(1,862)
HomeTrust Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,046 USD	(21)
Hooker Furniture Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,480 USD	474
Horizon Bancorp Indiana	04/22/19	Morgan Stanley Capital Services LLC	26,022 USD	249
Hospitality Properties Trust	04/22/19	Morgan Stanley Capital Services LLC	43,959 USD	(1,837)
Houlihan Lokey, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,184 USD	373
Hovnanian Enterprises	04/22/19	Morgan Stanley Capital Services LLC	4,216 USD	961
Howard Hughes Corp.	04/22/19	Morgan Stanley Capital Services LLC	196,850 USD	431
HP, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,600 USD	221
HSN, Inc.	04/22/19	Morgan Stanley Capital Services LLC	226,816 USD	(7)
HubSpot, Inc.	04/22/19	Morgan Stanley Capital Services LLC	64,334 USD	(491)
Huntsman Corp.	04/22/19	Morgan Stanley Capital Services LLC	94,018 USD	8,102
Hurco Companies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	144,719 USD	5,471
Husqvarna AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,088,241 SEK	(3,647)
Huttig Building Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,940 USD	136
Hyster Yale Materials	04/22/19	Morgan Stanley Capital Services LLC	89,516 USD	(3,178)
IAC/InteractiveCorp.	04/22/19	Morgan Stanley Capital Services LLC	47,523 USD	(136)
IBEX 35 Index	07/25/17	Merrill Lynch International	2,488,819 EUR	(109,032)
ICF International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,655 USD	66

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ichor Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	108,316 USD	$(11,407)
ICU Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	153,789 USD	3,013
IdaCorp., Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,904 USD	(4,548)
Idera Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,846 USD	751
IDEX Corp.	04/22/19	Morgan Stanley Capital Services LLC	190,654 USD	2,141
Idexx Laboratories, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,440 USD	(317)
Idorsia Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	— CHF	15,705
IDT Corp.	04/22/19	Morgan Stanley Capital Services LLC	266,591 USD	(4,396)
Ignyta, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,393 USD	5,274
II VI, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,893 USD	1,046
ILG, Inc.	04/22/19	Morgan Stanley Capital Services LLC	123,578 USD	(2,897)
Illinois Tool Works	04/22/19	Morgan Stanley Capital Services LLC	345,703 USD	(6,057)
Immersion Corporation	04/22/19	Morgan Stanley Capital Services LLC	17,307 USD	735
Immune Design Corp.	04/22/19	Morgan Stanley Capital Services LLC	75,465 USD	1,824
Immunogen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	101,374 USD	52,195
Immunomedics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,547 USD	5,890
Imperial Brands PLC	03/28/18	Credit Suisse Securities (Europe) Limited	6,632,963 GBP	(259,987)
Independence Contract Drilling, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,789 USD	1,599
Industria De Diseno Textil SA	03/28/18	Credit Suisse Securities (Europe) Limited	97,426 EUR	(4,328)
Industria Macchine Automatic	04/04/18	Credit Suisse Securities (Europe) Limited	451,912 EUR	(15,556)
Industrivarden AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,701,615 SEK	(7,860)
Inficon Holding AG	03/28/18	Credit Suisse Securities (Europe) Limited	254,317 CHF	(4,551)
Infinity Property & Casualty	04/22/19	Morgan Stanley Capital Services LLC	46,735 USD	(205)
Information Services Group	04/22/19	Morgan Stanley Capital Services LLC	8,417 USD	21
Infrareit, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,380 USD	(1,971)
Ingersoll Rand PLC	04/22/19	Morgan Stanley Capital Services LLC	64,220 USD	759
Ingles Markets, Inc.	04/22/19	Morgan Stanley Capital Services LLC	116,571 USD	(321)
InnerWorkings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,512 USD	1,456
Innophos Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	192,421 USD	(1,937)
Innospec, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,424 USD	(70)
Innoviva, Inc.	04/22/19	Morgan Stanley Capital Services LLC	207,473 USD	13,379
Inogen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	182,920 USD	6,107
Inovio Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,576 USD	(88)
Insight Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,017 USD	(3,231)
Insmed, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,267 USD	990
Instructure, Inc.	04/22/19	Morgan Stanley Capital Services LLC	97,589 USD	15,101
Insys Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,384 USD	12
Integer Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	153,365 USD	4,065
Inter Parfums, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,951 USD	1,173
Intercontinental Exchange	04/22/19	Morgan Stanley Capital Services LLC	23,422 USD	(21)
Intercontinental Hotels Group	03/28/18	Credit Suisse Securities (Europe) Limited	6,590,001 GBP	(71,809)
Interdigital, Inc.	04/22/19	Morgan Stanley Capital Services LLC	151,073 USD	(4,513)
Interface, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,064 USD	(3)
Internap Corp.	04/22/19	Morgan Stanley Capital Services LLC	95,262 USD	162
International Game Technology PLC	04/22/19	Morgan Stanley Capital Services LLC	44,124 USD	473
International Seaways, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,962 USD	223
International Speedway Corp.	04/22/19	Morgan Stanley Capital Services LLC	131,880 USD	5,327
Internationla Petroleum Corp.	03/28/18	Credit Suisse Securities (Europe) Limited	75,729 SEK	(992)
Interpublic Group of Cos., Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,167 USD	332
Interpump Group SpA	04/04/18	Credit Suisse Securities (Europe) Limited	664,958 EUR	(26,632)
Intersect ENT, Inc.	04/22/19	Morgan Stanley Capital Services LLC	202,567 USD	8,539
Intesa Sanpaolo	04/04/18	Credit Suisse Securities (Europe) Limited	1,375,777 EUR	132,396
Intevac, Inc.	04/22/19	Morgan Stanley Capital Services LLC	111,942 USD	279
INTL FCStone, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,638 USD	371
Intrepid Potash, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,439 USD	1,128
Intrum Justitia AB	03/28/18	Credit Suisse Securities (Europe) Limited	841,299 SEK	(3,178)
Invacare Corp.	04/22/19	Morgan Stanley Capital Services LLC	146,507 USD	15,774
Invesco Mortgage Capital, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,643 USD	(1,394)
Investment Technology Group	04/22/19	Morgan Stanley Capital Services LLC	10,109 USD	(296)
Investor AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,000,673 SEK	(88)
Investors Real Estate Trust	04/22/19	Morgan Stanley Capital Services LLC	4,584 USD	(51)
Invitae Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,447 USD	99

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ion Beam Applications	03/28/18	Credit Suisse Securities (Europe) Limited	95,259 EUR	$(3,587)
IPG Photonics Corp.	04/22/19	Morgan Stanley Capital Services LLC	17,734 USD	114
Ipsen	03/28/18	Credit Suisse Securities (Europe) Limited	811,889 EUR	29,128
Iren SpA	04/04/18	Credit Suisse Securities (Europe) Limited	210,540 EUR	(17,585)
IRIDEX Corp.	04/22/19	Morgan Stanley Capital Services LLC	10,439 USD	885
Iridium Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,978 USD	(160)
Iteris, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,423 USD	(595)
Itron, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,180 USD	(993)
ITT, Inc.	04/22/19	Morgan Stanley Capital Services LLC	99,140 USD	1,591
IXYS Corp.	04/22/19	Morgan Stanley Capital Services LLC	190,915 USD	4,758
J & J Snack Foods Corp.	04/22/19	Morgan Stanley Capital Services LLC	53,842 USD	175
J. Alexander’s Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,777 USD	602
J. Jill, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,031 USD	(936)
J2 Global, Inc.	04/22/19	Morgan Stanley Capital Services LLC	174,763 USD	(5,008)
Jabil, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,822 USD	(245)
Jack Henry & Associates, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,460 USD	(415)
Jack in the Box, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,991 USD	(4,710)
Jamba, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,064 USD	1,200
James River Group Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	19,553 USD	74
JD Sports Fashion PLC	03/28/18	Credit Suisse Securities (Europe) Limited	347,853 GBP	(73,067)
Jenoptik AG	03/28/18	Credit Suisse Securities (Europe) Limited	311,603 EUR	(16,409)
JM Ab	03/28/18	Credit Suisse Securities (Europe) Limited	2,167,396 SEK	(8,269)
John B. Sanfilippo & Son, Inc.	04/22/19	Morgan Stanley Capital Services LLC	296,998 USD	(318)
John Wiley & Sons, Inc.	04/22/19	Morgan Stanley Capital Services LLC	119,641 USD	207
Johnson & Johnson	04/22/19	Morgan Stanley Capital Services LLC	448,235 USD	(5,460)
Johnson Outdoors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	147,038 USD	12,151
Jones Lang Lasalle, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,860 USD	3,390
K12, Inc.	04/22/19	Morgan Stanley Capital Services LLC	118,878 USD	(4,782)
K2M Group Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	146,687 USD	9,778
Kadant, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,722 USD	(2,411)
Kaiser Aluminum Corp.	04/22/19	Morgan Stanley Capital Services LLC	91,138 USD	37
Kaman Corp.	04/22/19	Morgan Stanley Capital Services LLC	11,079 USD	(8)
Kapstone Paper and Packaging	04/22/19	Morgan Stanley Capital Services LLC	140,361 USD	(696)
KAR Auction Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	264,773 USD	(7,119)
KAZ Minerals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	80,387 GBP	7,363
KB Home	04/22/19	Morgan Stanley Capital Services LLC	2,386 USD	251
Kearny Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	138,632 USD	2,858
Kelly Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	287,858 USD	1,612
Kemet Corp.	04/22/19	Morgan Stanley Capital Services LLC	125,842 USD	737
Kennametal, Inc.	04/22/19	Morgan Stanley Capital Services LLC	234,236 USD	(16,789)
Kennedy Wilson Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,038 USD	307
Kering	03/28/18	Credit Suisse Securities (Europe) Limited	607,274 EUR	8,357
Keysight Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,096 USD	2,174
Kforce, Inc.	04/22/19	Morgan Stanley Capital Services LLC	198,581 USD	11,237
Kilroy Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	35,167 USD	(748)
Kimball Electronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	177,744 USD	(3,381)
Kimball International	04/22/19	Morgan Stanley Capital Services LLC	243,658 USD	(2,170)
Kinder Morgan, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,359 USD	1,860
Kindred Healthcare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	437,468 USD	34,695
Kirkland’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	118,648 USD	8,310
KLX, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,976 USD	(327)
KMG Chemicals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	169,223 USD	(3,940)
Knight Transportation, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,634 USD	(119)
Knoll, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,997 USD	(1,765)
Knowles Corp.	04/22/19	Morgan Stanley Capital Services LLC	103,648 USD	(3,550)
Kohls Corp.	04/22/19	Morgan Stanley Capital Services LLC	140,587 USD	3,149
Konecranes Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	120,479 EUR	3,309
Koninklijke Ahold Delhaize	03/13/18	JPMorgan Chase Bank, N.A.	923,000 EUR	(98,225)
Koninklijke Kpn Nv	03/28/18	Credit Suisse Securities (Europe) Limited	2,352,292 EUR	(13,178)
Koninklijke Kpn Nv	03/28/18	Credit Suisse Securities (Europe) Limited	11,237,974 EUR	(648,016)
Koninklijke Kpn Nv	03/13/18	JPMorgan Chase Bank, N.A.	5,908,000 EUR	(349,498)
Koninklijke Philips Nv	03/28/18	Credit Suisse Securities (Europe) Limited	1,143,387 EUR	(12,777)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kopin Corp.	04/22/19	Morgan Stanley Capital Services LLC	94,496 USD	$(507)
Korn/Ferry International	04/22/19	Morgan Stanley Capital Services LLC	289,363 USD	13,811
Kronos Worldwide, Inc.	04/22/19	Morgan Stanley Capital Services LLC	206,044 USD	571
KVH Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	81,772 USD	(1,488)
L Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	88,888 USD	(508)
L.B. Foster Co.	04/22/19	Morgan Stanley Capital Services LLC	50,191 USD	667
La Jolla Pharmaceutical Co.	04/22/19	Morgan Stanley Capital Services LLC	11,227 USD	204
La-Z-Boy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,157 USD	8,798
Laboratory Corporation of America Holdings	04/22/19	Morgan Stanley Capital Services LLC	13,230 USD	26
Ladder Capital Corp. REIT	04/22/19	Morgan Stanley Capital Services LLC	43,207 USD	(2,239)
Lakeland Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	55,856 USD	(3,604)
Lamar Advertising Co.	04/22/19	Morgan Stanley Capital Services LLC	10,414 USD	(114)
Landauer, Inc.	04/22/19	Morgan Stanley Capital Services LLC	250,202 USD	(2,875)
Landec Corp.	04/22/19	Morgan Stanley Capital Services LLC	37,339 USD	1,301
Lands End, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,230 USD	(212)
Landstar System, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,216 USD	(10)
Lannett Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,516 USD	(464)
Lantheus Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	147,447 USD	1,819
Lasalle Hotel Properties	04/22/19	Morgan Stanley Capital Services LLC	12,022 USD	(549)
Lattice Semiconductor Corp.	04/22/19	Morgan Stanley Capital Services LLC	84,155 USD	(751)
Laureate Education, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,909 USD	(1,700)
Lawson Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	66,175 USD	3,687
Layne Christensen Company	04/22/19	Morgan Stanley Capital Services LLC	77,681 USD	2,650
Lazard Ltd.	04/22/19	Morgan Stanley Capital Services LLC	7,053 USD	82
Leaf Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	11,401 USD	(60)
Legrand SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,691,248 EUR	45,840
Lemaitre Vascular, Inc.	04/22/19	Morgan Stanley Capital Services LLC	164,876 USD	22,413
Lenzing AG	03/28/18	Credit Suisse Securities (Europe) Limited	504,664 EUR	(8,327)
Leoni AG	03/28/18	Credit Suisse Securities (Europe) Limited	265,882 EUR	(14,346)
Leucadia National Corp.	04/22/19	Morgan Stanley Capital Services LLC	30,881 USD	458
Lexicon Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,486 USD	(465)
LHC Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	246,416 USD	7,153
Liberty Expedia Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,434 USD	363
Liberty Global PLC	09/25/17	Credit Suisse Securities (Europe) Limited	159,115 USD	19,023
Liberty Property Trust	04/22/19	Morgan Stanley Capital Services LLC	28,555 USD	(1,076)
Liberty Tax, Inc.	04/22/19	Morgan Stanley Capital Services LLC	127,070 USD	2,857
Lifepoint Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	316,348 USD	13,292
Lifetime Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	96,455 USD	(278)
Limelight Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	91,039 USD	1,540
Limoneira Co.	04/22/19	Morgan Stanley Capital Services LLC	85,639 USD	7,061
Lincoln Electric Holdings	04/22/19	Morgan Stanley Capital Services LLC	105,239 USD	(2,559)
Lincoln National Corp.	04/22/19	Morgan Stanley Capital Services LLC	66,326 USD	848
Linde AG	03/28/18	Credit Suisse Securities (Europe) Limited	104,341 EUR	(7,446)
Lindsay Corp.	04/22/19	Morgan Stanley Capital Services LLC	96,484 USD	2,405
Liquidity Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,599 USD	(904)
Littelfuse, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,533 USD	67
Livanova PLC	04/22/19	Morgan Stanley Capital Services LLC	253,887 USD	(2,191)
Live Oak Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,491 USD	(390)
Liveperson, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,545 USD	(2,501)
Lloyds Banking Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	3,419,680 GBP	(67,651)
Lloyds Banking Group PLC	02/21/18	JPMorgan Chase Bank, N.A.	6,799,000 GBP	(239,651)
Loews Corp.	04/22/19	Morgan Stanley Capital Services LLC	313,736 USD	640
Logitech International REG	03/28/18	Credit Suisse Securities (Europe) Limited	475,772 CHF	5,695
Logmein, Inc.	04/22/19	Morgan Stanley Capital Services LLC	66,687 USD	(2,419)
Loomis AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,058,685 SEK	(34,883)
Louisiana Pacific Corp.	04/22/19	Morgan Stanley Capital Services LLC	71,640 USD	15
LPL Financial Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	34,101 USD	716
LSB Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,384 USD	217
LSI Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,956 USD	(2,148)
LTC Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,967 USD	1,924
Luminex Corp.	04/22/19	Morgan Stanley Capital Services LLC	278,924 USD	9,279

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lundbeck A/S	03/28/18	Credit Suisse Securities (Europe) Limited	785,750 DKK	$5,310
Lundbergs AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,076,125 SEK	(7,182)
LVMH Moet Hennessy Louis Vuitton	03/28/18	Credit Suisse Securities (Europe) Limited	178,856 EUR	(7,309)
M/I Homes, Inc.	04/22/19	Morgan Stanley Capital Services LLC	103,045 USD	3,047
Macatawa Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,140 USD	(52)
Mack-Cali Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,505 USD	(90)
Macquarie Infrastructure Co.	04/22/19	Morgan Stanley Capital Services LLC	47,411 USD	99
Macy’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,518 USD	168
Magellan Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	215,809 USD	2,090
Maire Tecnimont SpA	04/04/18	Credit Suisse Securities (Europe) Limited	328,326 EUR	(20,232)
Malibu Boats, Inc.	04/22/19	Morgan Stanley Capital Services LLC	88,682 USD	2,898
MallInckrodt PLC	04/22/19	Morgan Stanley Capital Services LLC	91,828 USD	167
Mammoth Energy Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,779 USD	4,147
Manhattan Associates, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,062 USD	220
ManpowerGroup, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,453 USD	3,639
Mantech International Corp.	04/22/19	Morgan Stanley Capital Services LLC	200,843 USD	6,305
Mapfre SA	03/28/18	Credit Suisse Securities (Europe) Limited	135,316 EUR	(4,704)
Marathon Petroleum Corp.	04/22/19	Morgan Stanley Capital Services LLC	52,695 USD	943
Marcus & Millichap, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,595 USD	2,053
Marcus Corp.	04/22/19	Morgan Stanley Capital Services LLC	107,322 USD	(8,507)
Marine Products Corp.	04/22/19	Morgan Stanley Capital Services LLC	97,457 USD	11,969
MarineMax, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,661 USD	1,662
Markel Corp.	04/22/19	Morgan Stanley Capital Services LLC	242,565 USD	424
MarketAxess Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,756 USD	(210)
Marlin Business Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	93,400 USD	(370)
Marriott Vacations World	04/22/19	Morgan Stanley Capital Services LLC	26,652 USD	(747)
Marsh & Mclennan Cos.	04/22/19	Morgan Stanley Capital Services LLC	61,540 USD	(107)
Marten Transport Ltd.	04/22/19	Morgan Stanley Capital Services LLC	54,399 USD	99
Marvell Technology Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	57,107 USD	(2,855)
Masimo Corp.	04/22/19	Morgan Stanley Capital Services LLC	192,872 USD	(756)
Materion Corp.	04/22/19	Morgan Stanley Capital Services LLC	103,295 USD	2,547
Mattel, Inc.	04/22/19	Morgan Stanley Capital Services LLC	89,206 USD	3,309
Matthews International Corp.	04/22/19	Morgan Stanley Capital Services LLC	164,841 USD	(8,593)
Maxlinear, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,035 USD	(118)
Maxwell Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	181,371 USD	6,590
MBT Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	422 USD	(15)
MCBC Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	95,722 USD	2,634
Mcdermott International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,199 USD	3,025
McGrath RentCorp.	04/22/19	Morgan Stanley Capital Services LLC	206,323 USD	5,716
MDC Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	254,335 USD	7,178
MDU Resources Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,813 USD	(486)
MediciNova, Inc.	04/22/19	Morgan Stanley Capital Services LLC	653 USD	(27)
Medifast, Inc.	04/22/19	Morgan Stanley Capital Services LLC	459,855 USD	(10,237)
MEDNAX, Inc.	04/22/19	Morgan Stanley Capital Services LLC	130,874 USD	4,898
Medpace Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,186 USD	138
Meet Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,134 USD	(4)
Melrose Industries PLC	03/28/18	Credit Suisse Securities (Europe) Limited	257,999 GBP	(2,749)
Mercantile Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,580 USD	(610)
Merck & Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	367,830 USD	(3,670)
Meredith Corp.	04/22/19	Morgan Stanley Capital Services LLC	193,749 USD	4,339
Meridian Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,402 USD	(591)
Meridian Bioscience, Inc.	04/22/19	Morgan Stanley Capital Services LLC	211,979 USD	7,670
Merit Medical Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	186,717 USD	15,936
Meritor, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,491 USD	1,192
Mesa Laboratories, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,074 USD	2,835
Meta Financial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,304 USD	(227)
Methode Electronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,384 USD	(222)
Metso Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	202,674 EUR	(1,515)
Mettler Toledo International	04/22/19	Morgan Stanley Capital Services LLC	218,166 USD	(1,584)
MFA Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,274 USD	(822)
MGIC Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	62,373 USD	—
Microstrategy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,218 USD	4,676

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Middlesex Water Co.	04/22/19	Morgan Stanley Capital Services LLC	13,598 USD	$64
Midland States Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,774 USD	(1,036)
Midstates Petroleum Co, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,808 USD	42
Miller Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,389 USD	(3,029)
MiMedx Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,276 USD	415
Mindbody, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,885 USD	(1,264)
Mirco Focus International	03/28/18	Credit Suisse Securities (Europe) Limited	103,361 GBP	(4,802)
Mitek Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,911 USD	602
Mobile Mini, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,988 USD	2,261
MobileIron, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,926 USD	(588)
Model N, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,025 USD	234
Modern Times Group	03/28/18	Credit Suisse Securities (Europe) Limited	1,429,010 SEK	(3,326)
Moelis & Co.	04/22/19	Morgan Stanley Capital Services LLC	46,245 USD	569
Molina Healthcare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,931 USD	(13)
Monarch Casino & Resort, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,847 USD	(1,879)
Moncler SpA	04/04/18	Credit Suisse Securities (Europe) Limited	372,525 EUR	(10,723)
Mondi PLC	03/28/18	Credit Suisse Securities (Europe) Limited	263,149 GBP	682
Moneygram International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,010 USD	(9)
Monmouth Real Estate Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	42,512 USD	(56)
Monogram Residential Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,277 USD	(392)
Monotype Imaging Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,858 USD	(1,927)
Monsanto Co.	08/06/18	Deutsche Bank AG	1,183 USD	1
Monsanto Co.	09/25/17	Credit Suisse Securities (Europe) Limited	5,195,198 USD	37,734
Morningstar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	58,455 USD	692
Mosaic Co.	04/22/19	Morgan Stanley Capital Services LLC	163,623 USD	1,484
Motorola Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,050 USD	732
Movado Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	96,876 USD	13,062
MSA Safety, Inc.	04/22/19	Morgan Stanley Capital Services LLC	89,278 USD	(478)
MSC Industrial Direct Co.	04/22/19	Morgan Stanley Capital Services LLC	6,024 USD	79
MSCI, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,285 USD	47
MTGE Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	25,002 USD	(393)
MTS Systems Corp.	04/22/19	Morgan Stanley Capital Services LLC	263,059 USD	(10,327)
MTU Aero Engines AG	03/28/18	Credit Suisse Securities (Europe) Limited	424,201 EUR	589
Mueller Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,485 USD	717
Multi Color Corp.	04/22/19	Morgan Stanley Capital Services LLC	70,110 USD	(2,709)
Murphy Oil Corp.	04/22/19	Morgan Stanley Capital Services LLC	175,973 USD	8,358
Myers Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	266,332 USD	(6,075)
Myriad Genetics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,924 USD	(50)
Nabors Industries Ltd.	04/22/19	Morgan Stanley Capital Services LLC	15,071 USD	(20)
Nacco Industries	04/22/19	Morgan Stanley Capital Services LLC	76,759 USD	(5,342)
Nanometrics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,448 USD	827
Nanostring Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,715 USD	3,948
Napco Security Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,454 USD	(216)
Nasdaq, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,148 USD	(4)
Natera, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,670 USD	64
Nathan’s Famous, Inc.	04/22/19	Morgan Stanley Capital Services LLC	133,267 USD	(841)
National CineMedia, Inc.	04/22/19	Morgan Stanley Capital Services LLC	150,134 USD	(8,404)
National Commerce Corp.	04/22/19	Morgan Stanley Capital Services LLC	76,164 USD	1,472
National General Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	62,847 USD	(180)
National Health Investors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	63,735 USD	893
National Healthcare Corp.	04/22/19	Morgan Stanley Capital Services LLC	436,356 USD	(10,045)
National Instruments Corp.	04/22/19	Morgan Stanley Capital Services LLC	405,856 USD	13,880
National Oilwell Varco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,328 USD	1,377
National Presto Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	314,173 USD	(3,889)
National Research Corp.	04/22/19	Morgan Stanley Capital Services LLC	126,681 USD	(2,484)
National Western Life Group	04/22/19	Morgan Stanley Capital Services LLC	82,742 USD	(919)
Natural Gas Services Group	04/22/19	Morgan Stanley Capital Services LLC	103,318 USD	(414)
Natural Grocers by Vitamin C	04/22/19	Morgan Stanley Capital Services LLC	102,602 USD	(6,290)
Natural Health Trends Corp.	04/22/19	Morgan Stanley Capital Services LLC	170,693 USD	(5,209)
Natures Sunshine Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,603 USD	(676)
Natus Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,363 USD	4,964
Nautilus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,127 USD	30

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Navigant Consulting, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,542 USD	$96
NCI, Inc.	04/22/19	Morgan Stanley Capital Services LLC	211,600 USD	3,683
Neenah Paper, Inc.	04/22/19	Morgan Stanley Capital Services LLC	375,217 USD	2,199
Neff Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,267 USD	502
Nelnet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,254 USD	148
Neogen Corp.	04/22/19	Morgan Stanley Capital Services LLC	142,963 USD	2,513
Neogenomics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,087 USD	10,580
Neopost SA	03/28/18	Credit Suisse Securities (Europe) Limited	325,425 EUR	21,471
Neos Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	80,071 USD	(2,027)
NetApp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	45,427 USD	70
NetScout Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	196,857 USD	(7,382)
Neustar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,772 USD	(37)
New Home Co, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,202 USD	704
New Media Investment Group	04/22/19	Morgan Stanley Capital Services LLC	414,805 USD	2,617
New Relic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	53,903 USD	1,236
New Residential Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,236 USD	(120)
New Senior Investment Group	04/22/19	Morgan Stanley Capital Services LLC	10,241 USD	261
New York Times Co.	04/22/19	Morgan Stanley Capital Services LLC	116,967 USD	331
Newlink Genetics Corp.	04/22/19	Morgan Stanley Capital Services LLC	52,604 USD	6,174
Newmarket Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,378 USD	3
Newpark Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	63,198 USD	872
News Corp.	04/22/19	Morgan Stanley Capital Services LLC	132,711 USD	878
NEX Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	83,684 GBP	(2,888)
Nexpoint Residential Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	76,139 USD	(2,714)
Nicolet Bankshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,134 USD	(374)
NMC Health PLC	03/28/18	Credit Suisse Securities (Europe) Limited	505,866 GBP	(17,315)
NMI Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,364 USD	3,076
NN, Inc.	04/22/19	Morgan Stanley Capital Services LLC	127,499 USD	(2,739)
Noble Corp. PLC	04/22/19	Morgan Stanley Capital Services LLC	292,502 USD	(9,197)
Nokia Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	5,014,986 EUR	(326,987)
Nokia Oyj	01/10/18	JPMorgan Chase Bank, N.A.	14,225,000 EUR	(956,550)
Nordic American Tankers Ltd.	04/22/19	Morgan Stanley Capital Services LLC	234,012 USD	15,137
Nordstrom, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,041 USD	772
Norsk Hydro ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,239,656 NOK	7,694
Northern Trust Corp.	04/22/19	Morgan Stanley Capital Services LLC	40,327 USD	15
Northfield Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	63,210 USD	(476)
Northrim Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,408 USD	(270)
Northstar Realty Europe Corp.	04/22/19	Morgan Stanley Capital Services LLC	3,862 USD	(45)
Northwest Pipe Co.	04/22/19	Morgan Stanley Capital Services LLC	42,233 USD	(1,177)
Northwestern Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,491 USD	(230)
Novanta, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,947 USD	7,385
Novelion Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,705 USD	(195)
NRG Yield, Inc.	04/22/19	Morgan Stanley Capital Services LLC	233,684 USD	(1,941)
NU Skin Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	280,814 USD	10,889
Nutraceutical International Corp.	04/22/19	Morgan Stanley Capital Services LLC	123,246 USD	(87)
Nutrisystem, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,234 USD	311
NuVasive, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,526 USD	(2,531)
NVE Corp.	04/22/19	Morgan Stanley Capital Services LLC	240,302 USD	(2,988)
NxStage Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,899 USD	4,029
Oceaneering International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	358,091 USD	(18,666)
OceanFirst Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	3,854 USD	(138)
Ocular Therapeutix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,115 USD	(10,880)
Oesterreichische Post AG	03/28/18	Credit Suisse Securities (Europe) Limited	96,264 EUR	(5,905)
Office Depot, Inc.	04/22/19	Morgan Stanley Capital Services LLC	106,271 USD	2,310
OGE Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	40,201 USD	(1,340)
Oil States International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,541 USD	(46)
Oil-Dri Corp. of America	04/22/19	Morgan Stanley Capital Services LLC	44,463 USD	1,286
Okta, Inc.	04/22/19	Morgan Stanley Capital Services LLC	184,648 USD	(2,818)
Old Dominion Freight Line	04/22/19	Morgan Stanley Capital Services LLC	97,814 USD	93
Old Line Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,855 USD	(1,640)
Old National Bancorp	04/22/19	Morgan Stanley Capital Services LLC	945 USD	(14)
Old Republic International Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,487 USD	(66)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Old Second Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	183 USD	$(10)
Olin Corp.	04/22/19	Morgan Stanley Capital Services LLC	121,921 USD	3,650
Olympic Steel, Inc.	04/22/19	Morgan Stanley Capital Services LLC	131,929 USD	(439)
OM Asset Management PLC	04/22/19	Morgan Stanley Capital Services LLC	16,346 USD	178
Omega Protein Corp.	04/22/19	Morgan Stanley Capital Services LLC	8,298 USD	(46)
Omeros Corp.	04/22/19	Morgan Stanley Capital Services LLC	118,313 USD	(6,706)
OMV AG	03/28/18	Credit Suisse Securities (Europe) Limited	656,460 EUR	(10,655)
On Assignment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,480 USD	(37)
One Liberty Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,435 USD	(1,806)
OneBeacon Insurance Group A	04/22/19	Morgan Stanley Capital Services LLC	3,988 USD	4
Oppenheimer Holdings	04/22/19	Morgan Stanley Capital Services LLC	3,707 USD	(34)
Orange	03/28/18	Credit Suisse Securities (Europe) Limited	9,836,751 EUR	(534,036)
Orange	02/21/18	JPMorgan Chase Bank, N.A.	7,320,000 EUR	(428,306)
Orasure Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	114,942 USD	15,871
Orchids Paper Products Co.	04/22/19	Morgan Stanley Capital Services LLC	124,047 USD	(348)
Oriflame Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,180,634 SEK	(13,119)
Orion Group Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,312 USD	1,039
Orion Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	695,115 EUR	(17,365)
Oritani Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	182,212 USD	(2,113)
Orpea	03/28/18	Credit Suisse Securities (Europe) Limited	208,358 EUR	(5,713)
Orrstown Financial Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109 USD	6
Orthofix International NV	04/22/19	Morgan Stanley Capital Services LLC	259,839 USD	10,209
Oshkosh Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,073 USD	182
OSI Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,698 USD	14
Otter Tail Corp.	04/22/19	Morgan Stanley Capital Services LLC	139,728 USD	(6,236)
Outotec Pyj	03/28/18	Credit Suisse Securities (Europe) Limited	101,007 EUR	(2,163)
Overstock.Com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	151,966 USD	10,463
Owens & Minor, Inc.	04/22/19	Morgan Stanley Capital Services LLC	431,318 USD	3,633
Oxford Immunotec Global PLC	04/22/19	Morgan Stanley Capital Services LLC	167,627 USD	18,689
Oxford Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	68,919 USD	507
Pacific Ethanol, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,472 USD	4,603
Pacira Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,028 USD	241
Packaging Corporation of America	04/22/19	Morgan Stanley Capital Services LLC	67,206 USD	519
Panhandle Oil and Gas, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,423 USD	523
Papa John’s International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,435 USD	(1,884)
Par Pacific Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,036 USD	2,221
Paragon Commercial Corp.	04/22/19	Morgan Stanley Capital Services LLC	11,001 USD	(349)
Paratek Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,200 USD	3,360
Park City Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	976 USD	21
Park Electrochemical Corp.	04/22/19	Morgan Stanley Capital Services LLC	154,293 USD	398
Park Ohio Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	90,314 USD	(589)
Park Sterling Corp.	04/22/19	Morgan Stanley Capital Services LLC	36,672 USD	(1,020)
Parker Hannifin Corp.	04/22/19	Morgan Stanley Capital Services LLC	20,248 USD	369
Partners Holdings Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	488,679 CHF	—
Pattern Energy Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	200,499 USD	1,450
Patterson Cos, Inc.	04/22/19	Morgan Stanley Capital Services LLC	308,386 USD	(18)
Patterson UTI Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,498 USD	(260)
PBF Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	237,277 USD	16,844
PC Connection, Inc.	04/22/19	Morgan Stanley Capital Services LLC	196,309 USD	6,289
PCM, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,016 USD	(1,316)
PDF Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,114 USD	599
PDL Biopharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	260,396 USD	18,427
Peab AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,571,668 SEK	(10,992)
Peabody Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	154,419 USD	1,645
Peapack Gladstone Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	35,419 USD	846
Pegasystems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,596 USD	(2,461)
Pendrell Corp.	04/22/19	Morgan Stanley Capital Services LLC	21,793 USD	114
PennyMac Mortgage Investment Trust	04/22/19	Morgan Stanley Capital Services LLC	13,558 USD	196
Penske Automotive Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,163 USD	820
Pentair PLC	04/22/19	Morgan Stanley Capital Services LLC	127,152 USD	1,803
Penumbra, Inc.	04/22/19	Morgan Stanley Capital Services LLC	132,864 USD	3,850
People’s Utah Bancorp	04/22/19	Morgan Stanley Capital Services LLC	30,236 USD	(112)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Peoples Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,263 USD	$(326)
PepsiCo, Inc.	04/22/19	Morgan Stanley Capital Services LLC	211,595 USD	(2,559)
Perficient, Inc.	04/22/19	Morgan Stanley Capital Services LLC	80,753 USD	200
Perkinelmer, Inc.	04/22/19	Morgan Stanley Capital Services LLC	179,759 USD	11,237
Perry Ellis International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	55,776 USD	1,222
PetMed Express, Inc.	04/22/19	Morgan Stanley Capital Services LLC	281,354 USD	14,742
Pfeiffer Vacuum Technology	03/28/18	Credit Suisse Securities (Europe) Limited	237,204 EUR	(7,902)
Pfizer, Inc.	04/22/19	Morgan Stanley Capital Services LLC	434,594 USD	800
PharmaMar SA	03/28/18	Credit Suisse Securities (Europe) Limited	86,365 EUR	1,156
Pharmerica Corp.	04/22/19	Morgan Stanley Capital Services LLC	126,136 USD	3,251
PHI, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,943 USD	(876)
Phibro Animal Health Corp.	04/22/19	Morgan Stanley Capital Services LLC	288,794 USD	16,239
Philip Morris International	09/25/17	Credit Suisse Securities (Europe) Limited	6,864,250 USD	(174,298)
Phillips 66	04/22/19	Morgan Stanley Capital Services LLC	74,790 USD	2,608
Photronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	111,480 USD	(6,689)
PICO Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	90,160 USD	4,603
Piedmont Office Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	14,409 USD	(264)
Pier 1 Imports, Inc.	04/22/19	Morgan Stanley Capital Services LLC	332,749 USD	(8,675)
Pieris Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,338 USD	557
Piper Jaffray Cos.	04/22/19	Morgan Stanley Capital Services LLC	64,548 USD	(1,121)
Pitney Bowes, Inc.	04/22/19	Morgan Stanley Capital Services LLC	175,585 USD	(2,403)
Pixelworks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	83,724 USD	897
PJT Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,496 USD	1,940
Planet Payment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,140 USD	(1,592)
Plantronics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,055 USD	(3,839)
Platform Specialty Products	04/22/19	Morgan Stanley Capital Services LLC	1,181 USD	(2)
Playtech Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	3,024,446 GBP	111,056
Playtech Ltd.	04/18/18	JPMorgan Chase Bank, N.A.	14,600,000 GBP	(436,321)
Plexus Corp.	04/22/19	Morgan Stanley Capital Services LLC	140,678 USD	314
PNM Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,089 USD	(2,513)
Polaris Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,786 USD	537
Portland General Electric Co.	04/22/19	Morgan Stanley Capital Services LLC	113,002 USD	(4,534)
Potbelly Corp.	04/22/19	Morgan Stanley Capital Services LLC	116,430 USD	(3,914)
Potlatch Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,430 USD	(215)
Powell Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	179,365 USD	(3,707)
Power Integrations, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,727 USD	(9)
PRA Health Sciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	235,183 USD	8,750
Premier Financial Bancorp	04/22/19	Morgan Stanley Capital Services LLC	19,287 USD	(841)
Premier, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,927 USD	1,721
Prestige Brands Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	215,180 USD	1,236
PriceSmart, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,357 USD	(69)
Primerica, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,319 USD	(63)
Primoris Services Corp.	04/22/19	Morgan Stanley Capital Services LLC	22,355 USD	66
Principal Financial Group	04/22/19	Morgan Stanley Capital Services LLC	61,134 USD	309
ProAssurance Corp.	04/22/19	Morgan Stanley Capital Services LLC	40,793 USD	(57)
Progress Software Corp.	04/22/19	Morgan Stanley Capital Services LLC	98,751 USD	5,966
Progressive Corp.	04/22/19	Morgan Stanley Capital Services LLC	64,962 USD	(944)
Propetro Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	23,352 USD	198
PROS Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,600 USD	273
Providence Service Corp.	04/22/19	Morgan Stanley Capital Services LLC	334,121 USD	26,880
Provident Financial Holdings	04/22/19	Morgan Stanley Capital Services LLC	34,375 USD	(1,073)
Prudential Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,302 USD	(145)
Prudential PLC	03/28/18	Credit Suisse Securities (Europe) Limited	4,465,595 GBP	(46,168)
Prudential PLC	03/13/18	JPMorgan Chase Bank, N.A.	10,641,000 GBP	(97,684)
PS Business Parks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,205 USD	36
PTC Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,041 USD	8,842
Publicis Groupe	03/28/18	Credit Suisse Securities (Europe) Limited	8,281,870 EUR	(238,596)
PulteGroup, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,381 USD	305
Pure Storage, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,737 USD	(297)
PurpleBricks Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	71,014 GBP	16,440
QAD, Inc.	04/22/19	Morgan Stanley Capital Services LLC	182,414 USD	5,270
QCR Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,532 USD	(1,684)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qiagen N.V.	04/22/19	Morgan Stanley Capital Services LLC	161,796 USD	$(1,958)
Qorvo, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,962 USD	(220)
Quad Graphics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	197,566 USD	2,915
Quaker Chemical Corp.	04/22/19	Morgan Stanley Capital Services LLC	58,994 USD	405
Quality Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	274,978 USD	6,595
Qualys, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,106 USD	12
Quantum Corp.	04/22/19	Morgan Stanley Capital Services LLC	113,081 USD	352
Quest Diagnostics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,909 USD	2,927
Quidel Corp.	04/22/19	Morgan Stanley Capital Services LLC	132,291 USD	7,344
QuinStreet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,947 USD	2,098
Quorum Health Corp.	04/22/19	Morgan Stanley Capital Services LLC	37,988 USD	3,034
Quotient Ltd.	04/22/19	Morgan Stanley Capital Services LLC	35,502 USD	813
R1 RCM, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,463 USD	200
Radiant Logistics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	208,201 USD	3,943
Radisys Corp.	04/22/19	Morgan Stanley Capital Services LLC	37,282 USD	(370)
Radnet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,052 USD	1,842
Rambus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,802 USD	(1,443)
Raven Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	144,871 USD	(7,742)
Raymond James Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,347 USD	(224)
Rayonier, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,827 USD	(88)
RBC Bearings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,958 USD	1,001
RCI Hospitality Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,805 USD	(1,061)
Re/Max Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	138,284 USD	1,056
Reading International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,550 USD	179
RealNetworks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,778 USD	(378)
Realogy Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,292 USD	2,507
RealPage, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,462 USD	691
Reata Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	84,252 USD	69
Recordati SpA	04/04/18	Credit Suisse Securities (Europe) Limited	423,655 EUR	(12,992)
Recro Pharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,727 USD	(884)
Red Lion Hotels Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,644 USD	1,000
Redwood Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	93,241 USD	(152)
Regal Beloit Corp.	04/22/19	Morgan Stanley Capital Services LLC	51,255 USD	1,345
Regal Entertainment Group	04/22/19	Morgan Stanley Capital Services LLC	281,774 USD	(6,484)
REGENXBIO, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,228 USD	983
Regis Corp.	04/22/19	Morgan Stanley Capital Services LLC	30,151 USD	(542)
Reinsurance Group of America	04/22/19	Morgan Stanley Capital Services LLC	212,946 USD	310
Reis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,152 USD	1,879
Reliance Steel & Aluminum	04/22/19	Morgan Stanley Capital Services LLC	124,880 USD	(739)
Remy Cointreau	03/28/18	Credit Suisse Securities (Europe) Limited	219,934 EUR	123
Renaissancere Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	145,980 USD	(673)
Renault SA	03/28/18	Credit Suisse Securities (Europe) Limited	11,334,348 EUR	(461,552)
Renewable Energy Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	244,378 USD	15,023
Renishaw PLC	03/28/18	Credit Suisse Securities (Europe) Limited	361,365 GBP	5,259
Rent-A-Center, Inc.	04/22/19	Morgan Stanley Capital Services LLC	305,948 USD	(6,573)
Rentokil Initial PLC	03/28/18	Credit Suisse Securities (Europe) Limited	218,190 GBP	(3,796)
Republic Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,819 USD	(329)
Republic First Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,544 USD	(703)
Republic Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	355,934 USD	(3,444)
ResMed, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,733 USD	509
Resources Connection, Inc.	04/22/19	Morgan Stanley Capital Services LLC	199,985 USD	4,432
Revance Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,646 USD	601
Revolution Lighting Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,494 USD	212
REX American Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	149,731 USD	2,448
Reynolds American, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	7,657,943 USD	(75,775)
Rheinmetall AG	03/28/18	Credit Suisse Securities (Europe) Limited	97,316 EUR	(3,018)
Rigel Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,283 USD	481
Rightside Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	76,767 USD	(346)
RigNet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,427 USD	344
RingCentral, Inc.	04/22/19	Morgan Stanley Capital Services LLC	68,367 USD	2,321
RMR Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,421 USD	(1,683)
Roadrunner Transportation Systems	04/22/19	Morgan Stanley Capital Services LLC	38,351 USD	449

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Robert Half International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	118,571 USD	$823
Roche Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	6,633,031 CHF	(211,447)
Rocket Fuel, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,114 USD	(1,854)
Rockwell Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,032 USD	7
Rogers Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,381 USD	31
Rollins, Inc.	04/22/19	Morgan Stanley Capital Services LLC	237,690 USD	(10,854)
Rosetta Stone, Inc.	04/22/19	Morgan Stanley Capital Services LLC	193,382 USD	2,404
Rowan Companies PLC	04/22/19	Morgan Stanley Capital Services LLC	149,488 USD	(4,131)
Rpx Corp.	04/22/19	Morgan Stanley Capital Services LLC	181,503 USD	5,581
RR Donnelley & Sons Co.	04/22/19	Morgan Stanley Capital Services LLC	208,391 USD	2,833
RSA Insurance Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	2,498,321 GBP	(13,163)
RSA Insurance Group PLC	02/21/18	JPMorgan Chase Bank, N.A.	3,090,000 GBP	(16,281)
Rubicon Project, Inc.	04/22/19	Morgan Stanley Capital Services LLC	96,621 USD	(1,510)
Rubis	03/28/18	Credit Suisse Securities (Europe) Limited	354,637 EUR	(4,480)
Rudolph Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	143,345 USD	(1,858)
Rush Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,993 USD	3,695
Ruth S Hospitality Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,512 USD	(347)
Ryder System, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,407 USD	105
Ryman Hospitality Properties	04/22/19	Morgan Stanley Capital Services LLC	25,803 USD	(455)
S&P Global, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,145 USD	(54)
S.O.I.T.E.C.	03/28/18	Credit Suisse Securities (Europe) Limited	386,564 EUR	12,648
Saab Group	03/28/18	Credit Suisse Securities (Europe) Limited	4,324,229 SEK	(17,173)
Safety Insurance Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	142,648 USD	(584)
Safran SA	03/28/18	Credit Suisse Securities (Europe) Limited	6,092,467 EUR	212,706
Saga Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,442 USD	(3,405)
SAIA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	120,272 USD	2,233
Salem Media Group, In.c	04/22/19	Morgan Stanley Capital Services LLC	58,464 USD	(791)
Sangamo Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	177,331 USD	(8,978)
Sanmina Corp.	04/22/19	Morgan Stanley Capital Services LLC	50,020 USD	(261)
Sanofi	05/09/18	JPMorgan Chase Bank, N.A.	4,274,000 EUR	(98,225)
Sanofi	03/28/18	Credit Suisse Securities (Europe) Limited	6,212,686 EUR	(142,780)
SAP SE	05/09/18	JPMorgan Chase Bank, N.A.	9,326,000 EUR	(206,729)
SAP SE	03/28/18	Credit Suisse Securities (Europe) Limited	12,273,437 EUR	(308,467)
Saras SpA	04/04/18	Credit Suisse Securities (Europe) Limited	103,781 EUR	(5,650)
Sartorius AG	03/28/18	Credit Suisse Securities (Europe) Limited	103,678 EUR	(3,112)
Saul Centers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,244 USD	(989)
Scansource, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,698 USD	3,357
Scapa Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	183,244 GBP	(6,753)
Schlumberger Ltd.	04/22/19	Morgan Stanley Capital Services LLC	236,032 USD	4
Schneider Electric SE	05/09/18	JPMorgan Chase Bank, N.A.	10,020,000 EUR	80,522
Schneider Electric SE	03/28/18	Credit Suisse Securities (Europe) Limited	3,624,635 EUR	29,128
Schneider National, Inc.	04/22/19	Morgan Stanley Capital Services LLC	148,653 USD	600
Schnitzer Steel Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	170,950 USD	56,983
Scholastic Corp.	04/22/19	Morgan Stanley Capital Services LLC	187,099 USD	(6,680)
Schouw & Co.	03/28/18	Credit Suisse Securities (Europe) Limited	645,750 DKK	(2,627)
Schwab (Charles) Corp.	04/22/19	Morgan Stanley Capital Services LLC	9,362 USD	3
Schweitzer Mauduit International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	452,062 USD	(2,249)
Sciclone Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	111,739 USD	1,176
Scorpio Bulkers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,810 USD	1,979
Scorpio Tankers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	335,505 USD	28,397
Seacor Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	156,065 USD	1,578
SEB SA	03/28/18	Credit Suisse Securities (Europe) Limited	243,745 EUR	710
Secureworks Corp.	04/22/19	Morgan Stanley Capital Services LLC	52,861 USD	222
SEI Investments Company	04/22/19	Morgan Stanley Capital Services LLC	37,637 USD	(45)
Select Income REIT	04/22/19	Morgan Stanley Capital Services LLC	75,492 USD	(2,129)
Select Medical Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,166 USD	5,440
Selective Insurance Group	04/22/19	Morgan Stanley Capital Services LLC	24,086 USD	38
Semgroup Corp.	04/22/19	Morgan Stanley Capital Services LLC	154,818 USD	15,606
Semtech Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,109 USD	47
Seneca Foods Corp.	04/22/19	Morgan Stanley Capital Services LLC	95,425 USD	(1,064)
Service Corp International	04/22/19	Morgan Stanley Capital Services LLC	198,242 USD	7,175
SFS Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	93,920 CHF	(3,430)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ship Finance Internatiional Ltd.	04/22/19	Morgan Stanley Capital Services LLC	397,461 USD	$29,824
Shire PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,816,273 GBP	(5,291)
Shire PLC	06/25/18	Morgan Stanley Capital Services LLC	5,611,109 GBP	(485,736)
Shoe Carnival, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,795 USD	2,215
Shore Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,372 USD	(1,943)
ShoreTel, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,753 USD	(301)
Shutterfly, Inc.	04/22/19	Morgan Stanley Capital Services LLC	106,760 USD	(1,405)
Sientra, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,934 USD	174
Sierra Bancorp	04/22/19	Morgan Stanley Capital Services LLC	60,563 USD	(3,509)
Sigma Designs, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,511 USD	(148)
Sika AG	03/28/18	Credit Suisse Securities (Europe) Limited	480,480 CHF	(6,424)
Silgan Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,957 USD	60
Silicom Ltd.	04/22/19	Morgan Stanley Capital Services LLC	80,649 USD	(3,729)
Silicon Laboratories, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,593 USD	(45)
Siltronic AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,073,960 EUR	(55,124)
Simcorp A/S	03/28/18	Credit Suisse Securities (Europe) Limited	1,351,028 DKK	(577)
Simpson Manufacturing Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,557 USD	178
Simulations Plus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,574 USD	66
Six Flags Entertainment Corp.	04/22/19	Morgan Stanley Capital Services LLC	109,188 USD	2,104
Sky PLC	06/15/18	Credit Suisse Securities (Europe) Limited	4,686,886 GBP	19,539
Smith & Nephew PLC	03/28/18	Credit Suisse Securities (Europe) Limited	8,428,506 GBP	(144,370)
Smith & Nephew PLC	03/13/18	JPMorgan Chase Bank, N.A.	6,715,000 GBP	(117,220)
Snap On, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,131 USD	29
Sodexo	03/28/18	Credit Suisse Securities (Europe) Limited	100,099 EUR	(5,982)
Sogefi Group	04/04/18	Credit Suisse Securities (Europe) Limited	85,383 EUR	(5,203)
Solaris Oilfield Infrastructure	04/22/19	Morgan Stanley Capital Services LLC	107,691 USD	(1,350)
SoLocal Group	03/28/18	Credit Suisse Securities (Europe) Limited	359,815 EUR	(26,611)
Sonic Automotive, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,365 USD	(204)
Sonoco Products Co.	04/22/19	Morgan Stanley Capital Services LLC	211,583 USD	1,193
Sonus Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	199,256 USD	(2,669)
Sophos Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	196,974 GBP	8,550
Southern First Bancshares	04/22/19	Morgan Stanley Capital Services LLC	3,528 USD	103
Southern Missouri Bancorp	04/22/19	Morgan Stanley Capital Services LLC	20,951 USD	438
Southern National Bancorp of Virginia, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,622 USD	20
Southwest Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,632 USD	—
SP Plus Corp.	04/22/19	Morgan Stanley Capital Services LLC	46,650 USD	855
Spark Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,759 USD	(13,615)
Spartan Motors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,890 USD	1,786
Spartannash Co.	04/22/19	Morgan Stanley Capital Services LLC	130,609 USD	334
Sparton Corp.	04/22/19	Morgan Stanley Capital Services LLC	88,014 USD	16,944
Spectranetics Corp.	04/22/19	Morgan Stanley Capital Services LLC	719 USD	203
Spectris PLC	03/28/18	Credit Suisse Securities (Europe) Limited	202,461 GBP	(8,203)
Spectrum Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,120 USD	13,351
Speedway Motorsports, Inc.	04/22/19	Morgan Stanley Capital Services LLC	114,986 USD	(1,621)
SPIE SA	03/28/18	Credit Suisse Securities (Europe) Limited	143,417 EUR	13,994
Spirax Sarco Engineering PLC	03/28/18	Credit Suisse Securities (Europe) Limited	210,277 GBP	3,106
Spok Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	267,085 USD	(2,984)
Sprouts Farmers Market, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,910 USD	(9)
SPX flow, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,210 USD	320
SSE PLC	03/28/18	Credit Suisse Securities (Europe) Limited	766,128 GBP	(24,457)
SSP Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	351,439 GBP	(3,816)
St. Joe Co.	04/22/19	Morgan Stanley Capital Services LLC	63,564 USD	3,392
Staar Surgical Co.	04/22/19	Morgan Stanley Capital Services LLC	108,009 USD	12,248
Stada Arzneimittel AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,785,585 EUR	75,667
Stage Stores, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,676 USD	(1,604)
Stamps.Com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,851 USD	1,651
Standard Motor Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,209 USD	4,868
Standex International Corp.	04/22/19	Morgan Stanley Capital Services LLC	71,822 USD	194
Stanley Black & Decker, Inc.	04/22/19	Morgan Stanley Capital Services LLC	148,885 USD	7
Staples, Inc.	04/22/19	Morgan Stanley Capital Services LLC	165,515 USD	19,884
Startek, Inc.	04/22/19	Morgan Stanley Capital Services LLC	49,629 USD	17

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Starwood Property Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,492 USD	$(653)
State Auto Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	33,125 USD	(320)
State National Cos., Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,980 USD	3,768
State Street Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,998 USD	1
Steelcase, Inc.	04/22/19	Morgan Stanley Capital Services LLC	344,752 USD	(40,602)
Stemline Therapeutics, Inc.,	04/22/19	Morgan Stanley Capital Services LLC	44,483 USD	8,666
Stepan Co.	04/22/19	Morgan Stanley Capital Services LLC	17,428 USD	—
Steris PLC	04/22/19	Morgan Stanley Capital Services LLC	98,904 USD	(126)
Sterling Construction Co.	04/22/19	Morgan Stanley Capital Services LLC	35,776 USD	1,788
Stewart Information Services Corp.	04/22/19	Morgan Stanley Capital Services LLC	17,689 USD	326
Stifel Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	38,243 USD	12
STM IM	04/04/18	Credit Suisse Securities (Europe) Limited	1,793,052 EUR	(44,599)
Stone Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,130 USD	(6)
Stoneridge, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,594 USD	(83)
Stora Enso Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	204,154 EUR	(3,653)
Stratasys Ltd.	04/22/19	Morgan Stanley Capital Services LLC	151,994 USD	(14,721)
Straumann Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	484,288 CHF	4,672
Strayer Education, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,743 USD	240
Sturm Ruger & Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	308,206 USD	(23,435)
Subsea 7 SA	03/28/18	Credit Suisse Securities (Europe) Limited	3,724,972 NOK	2,397
Sucampo Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,890 USD	15
Sun Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,150 USD	(41)
Super Micro Computer, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,056 USD	(52)
Superior Industires International	04/22/19	Morgan Stanley Capital Services LLC	69,222 USD	2,128
Superior Uniform Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,353 USD	1,527
Supernus Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	140,889 USD	10,134
Supreme Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,041 USD	(1,460)
Surmodics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	142,034 USD	17,858
Svenska Cellulosa AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,296,135 SEK	(3,169)
Swatch Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,332,954 CHF	(35,947)
Sykes Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	122,556 USD	(1,044)
Syndax Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,605 USD	14,113
Synnex Corp.	04/22/19	Morgan Stanley Capital Services LLC	18,419 USD	(185)
Syntel, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,873 USD	3,571
Synthomer PLC	03/28/18	Credit Suisse Securities (Europe) Limited	86,030 GBP	1,300
Systemax, Inc.	04/22/19	Morgan Stanley Capital Services LLC	233,572 USD	3,703
Tableau Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,845 USD	(483)
Tabula Rasa HealthCare, Inc.	04/22/19	Morgan Stanley Capital Services LLC	134,440 USD	12,178
Tactile Systems Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,110 USD	8,544
Tailored Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	113,372 USD	214
TDC A/S	03/28/18	Credit Suisse Securities (Europe) Limited	23,963,423 DKK	5,843
TDC A/S	02/21/18	JPMorgan Chase Bank, N.A.	75,600,000 DKK	18,432
Tech Data Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,650 USD	1,636
TechTarget	04/22/19	Morgan Stanley Capital Services LLC	73,002 USD	3,186
Teekay Corp.	04/22/19	Morgan Stanley Capital Services LLC	269,004 USD	61,368
Tegna, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,480 USD	(634)
Tejon Ranch Co.	04/22/19	Morgan Stanley Capital Services LLC	13,679 USD	(57)
Teladoc, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,612 USD	996
Telecom Italia RSP	06/20/18	JPMorgan Chase Bank, N.A.	498,044 EUR	(32,826)
Telecom Italia SpA	06/20/18	JPMorgan Chase Bank, N.A.	623,693 EUR	(14,679)
Telenav, Inc.	04/22/19	Morgan Stanley Capital Services LLC	103,340 USD	(3,094)
Teleperformance	03/28/18	Credit Suisse Securities (Europe) Limited	105,075 EUR	(4,729)
Telephone and Data Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	261,151 USD	(995)
Teletech Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	103,702 USD	(3,578)
Teligent, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,821 USD	5,658
Temenos Group AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	461,333 CHF	(3,071)
Tennant Co.	04/22/19	Morgan Stanley Capital Services LLC	201,697 USD	662
Terex Corp.	04/22/19	Morgan Stanley Capital Services LLC	22,463 USD	712
Terreno Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	32,571 USD	988
TERRITORIAL BANCORP INC	04/22/19	Morgan Stanley Capital Services LLC	74,228 USD	(1,992)
TESCO CORP	04/22/19	Morgan Stanley Capital Services LLC	109,473 USD	7,936
TESORO CORP WHEN ISSUED	04/22/19	Morgan Stanley Capital Services LLC	21,537 USD	366

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TETRA TECH INC	04/22/19	Morgan Stanley Capital Services LLC	171,335 USD	$(1,557)
Tetraphase Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	364,466 USD	(12,173)
Texas Roadhouse, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,040 USD	134
Textainer Group Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	253,434 USD	20,718
TFS Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	104,519 USD	(3,082)
TG Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,459 USD	(2,485)
Thales SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,669,780 EUR	(90,262)
Thermo Fisher Scientific, Inc.	04/22/19	Morgan Stanley Capital Services LLC	206,851 USD	245
Tilly’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	42,728 USD	84
Tim Participacs ADR	09/25/17	Credit Suisse Securities (Europe) Limited	3,677,168 USD	171,868
Time Warner, Inc.	08/06/18	Deutsche Bank AG	1,004 USD	—
Time, Inc.	04/22/19	Morgan Stanley Capital Services LLC	222,701 USD	13,428
Timken Co.	04/22/19	Morgan Stanley Capital Services LLC	240,180 USD	2,262
Titan Machinery, Inc.	04/22/19	Morgan Stanley Capital Services LLC	297,917 USD	(8,277)
tivity Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	163,545 USD	8,527
TKH Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	104,276 EUR	(935)
Torchmark Corp.	04/22/19	Morgan Stanley Capital Services LLC	243,231 USD	(114)
Toro Co.	04/22/19	Morgan Stanley Capital Services LLC	244,701 USD	(7,868)
Total SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,112,741 EUR	(65,357)
Total SA	01/17/18	JPMorgan Chase Bank, N.A.	4,449,000 EUR	(137,629)
Towne Bank	04/22/19	Morgan Stanley Capital Services LLC	5,304 USD	(68)
Townsquare Media, Inc.	04/22/19	Morgan Stanley Capital Services LLC	81,824 USD	321
Traveler’s Co.	04/22/19	Morgan Stanley Capital Services LLC	90,438 USD	31
Travelport Worldwide Ltd.	04/22/19	Morgan Stanley Capital Services LLC	153,012 USD	1,196
Trecora Resources	04/22/19	Morgan Stanley Capital Services LLC	12,417 USD	(109)
Tredegar Corp.	04/22/19	Morgan Stanley Capital Services LLC	68,185 USD	(4,974)
Trelleborg AB	03/28/18	Credit Suisse Securities (Europe) Limited	909,668 SEK	(2,362)
Tribune Media Co.	04/22/19	Morgan Stanley Capital Services LLC	128,464 USD	(527)
TriMas Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,401 USD	(495)
Trimble, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,246 USD	(9)
Trinity Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	172,842 USD	8,064
Triple-S Management Corp.	04/22/19	Morgan Stanley Capital Services LLC	204,166 USD	4,149
TriState Capital Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,975 USD	440
Triton International Ltd.	04/22/19	Morgan Stanley Capital Services LLC	134,668 USD	5,613
Triumph Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,391 USD	487
Tronox Ltd.	04/22/19	Morgan Stanley Capital Services LLC	295,943 USD	28,865
TrueBlue, Inc.	04/22/19	Morgan Stanley Capital Services LLC	58,569 USD	(110)
TrueCar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	182,599 USD	11,459
TTM Technologies	04/22/19	Morgan Stanley Capital Services LLC	107,607 USD	(4,506)
Tucows, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,669 USD	(408)
TUI AG	05/09/18	JPMorgan Chase Bank, N.A.	3,894,000 EUR	(90,801)
TUI Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,718,941 EUR	(40,083)
Tupperware Brands Corp.	04/22/19	Morgan Stanley Capital Services LLC	157,753 USD	(3,247)
Tutor Perini Corp.	04/22/19	Morgan Stanley Capital Services LLC	19,580 USD	57
Twin Disc, Inc	04/22/19	Morgan Stanley Capital Services LLC	19,481 USD	226
Two Harbors Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	150,161 USD	(7,051)
Tyler Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,393 USD	(69)
U.S. Physical Therapy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	273,727 USD	(12,255)
Ubisoft Entertainment	03/28/18	Credit Suisse Securities (Europe) Limited	541,023 EUR	(1,427)
UBM PLC	03/28/18	Credit Suisse Securities (Europe) Limited	4,686,942 GBP	(142,568)
UBS Group AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	12,537,345 CHF	505,796
UCP, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,055 USD	(1,808)
UDR, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,481 USD	(606)
UFP Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,223 USD	3,089
Ultra Clean Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	234,033 USD	(22,515)
UMH Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	58,131 USD	(1,235)
Unicredit SpA	04/04/18	Credit Suisse Securities (Europe) Limited	2,397,409 EUR	101,727
Unicredit SpA	03/27/18	JPMorgan Chase Bank, N.A.	3,848,884 EUR	158,791
UniFirst Corp.	04/22/19	Morgan Stanley Capital Services LLC	180,867 USD	(68)
United Community Financial	04/22/19	Morgan Stanley Capital Services LLC	29,565 USD	(1,710)
United Financial Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,991 USD	(2,209)
United Fire Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	64,577 USD	103

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Natural Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,913 USD	$(5)
United States Lime & Minerals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	101,219 USD	164
United Therapeutics Corp.	04/22/19	Morgan Stanley Capital Services LLC	86,253 USD	(1,409)
UnitedHealth Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,958 USD	(394)
Unitil Corp.	04/22/19	Morgan Stanley Capital Services LLC	226,524 USD	(5,651)
Universal Corp.	04/22/19	Morgan Stanley Capital Services LLC	285,812 USD	(8,573)
Universal Health Realty Income Trust	04/22/19	Morgan Stanley Capital Services LLC	84,622 USD	2,554
Universal Health Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,410 USD	4,849
Univest Corporation of Pennsylvania	04/22/19	Morgan Stanley Capital Services LLC	1,797 USD	—
Unum Group	04/22/19	Morgan Stanley Capital Services LLC	42,796 USD	570
Upland Sofware, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,876 USD	777
UPM Kymmene Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	104,575 EUR	(1,930)
US Cellular Corp.	04/22/19	Morgan Stanley Capital Services LLC	134,631 USD	562
US Ecology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,755 USD	546
US Foods Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,123 USD	1
USA Truck, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,454 USD	8,003
Usana Health Sciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	73,334 USD	(324)
Utah Medical Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	155,321 USD	2,511
Valero Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	120,910 USD	3,958
Valhi, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,427 USD	(12,664)
Validus Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	53,864 USD	(542)
Valmet Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	421,330 EUR	3,700
Valmont Industries	04/22/19	Morgan Stanley Capital Services LLC	71,185 USD	(125)
Valora Holdings AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	149,695 CHF	511
Vanda Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	81,592 USD	15,132
Varonis Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,394 USD	4,396
VCA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,961 USD	(7)
Vector Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	128,471 USD	(4,708)
Vectren Corp.	04/22/19	Morgan Stanley Capital Services LLC	93,155 USD	(4,736)
Veeco Instruments, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,886 USD	(1,839)
Vera Bradley, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,589 USD	(48)
Veracyte, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,715 USD	5,770
Verint Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,880 USD	(320)
Veritex Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,377 USD	(1,808)
Veritiv Corp.	04/22/19	Morgan Stanley Capital Services LLC	35,322 USD	(42)
Verso Corp.	04/22/19	Morgan Stanley Capital Services LLC	62,081 USD	1,084
Vesuvius PLC	03/28/18	Credit Suisse Securities (Europe) Limited	82,960 GBP	(2,681)
Viad Corp.	04/22/19	Morgan Stanley Capital Services LLC	19,080 USD	387
ViaSat, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,265 USD	(14)
Viavi Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	97,451 USD	(4,892)
Vicor Corp.	04/22/19	Morgan Stanley Capital Services LLC	95,321 USD	(9,795)
Vierway, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,871 USD	654
Village Super Market, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,675 USD	5,076
Vishay Intertechnology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	167,835 USD	(1,005)
Vishay Precision Group	04/22/19	Morgan Stanley Capital Services LLC	91,000 USD	(815)
Vivendi	03/28/18	Credit Suisse Securities (Europe) Limited	19,762,762 EUR	(715,630)
Viveve Medical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,009 USD	(592)
Vocera Communcations, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,832 USD	(2,098)
Vodafone Group PLC	09/25/17	Credit Suisse Securities (Europe) Limited	56,172 USD	196
Vodafone Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	2,304,347 GBP	(37,341)
Vodafone Group PLC	02/21/18	JPMorgan Chase Bank, N.A.	5,530,000 GBP	(112,336)
Volkswagen AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,111,352 EUR	19,327
Volvo AB	03/28/18	Credit Suisse Securities (Europe) Limited	4,736,756 SEK	(1,172)
Voxx International Corp.	04/22/19	Morgan Stanley Capital Services LLC	50,631 USD	(1,209)
Voyager Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,121 USD	(2,219)
VSE Corp.	04/22/19	Morgan Stanley Capital Services LLC	131,932 USD	2,333
VTV Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,703 USD	281
VWR Corp.	04/22/19	Morgan Stanley Capital Services LLC	241,615 USD	513
W&T Offshore, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,177 USD	(340)
Wabash National Corp.	04/22/19	Morgan Stanley Capital Services LLC	59,265 USD	2,235
Wal-Mart Stores, Inc.	04/22/19	Morgan Stanley Capital Services LLC	180,803 USD	(457)
Wartsila Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	112,201 EUR	(2,904)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Washington REIT	04/22/19	Morgan Stanley Capital Services LLC	94,511 USD	$(1,108)
WashingtonFirst Bankshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	13,196 USD	133
Waster Managemetn, Inc.	04/22/19	Morgan Stanley Capital Services LLC	278,173 USD	(1,570)
Waters Corp.	04/22/19	Morgan Stanley Capital Services LLC	134,885 USD	(681)
Waterstone Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	60,742 USD	(2,025)
Watts Water Technologies	04/22/19	Morgan Stanley Capital Services LLC	177,060 USD	1,796
WebMD Health Corp.	04/22/19	Morgan Stanley Capital Services LLC	11,592 USD	(97)
Weis Markets, Inc.	04/22/19	Morgan Stanley Capital Services LLC	172,076 USD	782
WellCare Health Plans, Inc.	04/22/19	Morgan Stanley Capital Services LLC	88,248 USD	1,532
Wendel	03/28/18	Credit Suisse Securities (Europe) Limited	203,003 EUR	(13,083)
Werner Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	133,068 USD	(113)
Wessanen	03/28/18	Credit Suisse Securities (Europe) Limited	85,795 EUR	2,367
West Bancorporation	04/22/19	Morgan Stanley Capital Services LLC	12,564 USD	(53)
West Corp.	04/22/19	Morgan Stanley Capital Services LLC	220,805 USD	945
West Marine, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,074 USD	19,120
Westar Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,806 USD	(303)
Western Asset Mortgage Capital	04/22/19	Morgan Stanley Capital Services LLC	44,645 USD	(809)
Western New England Bancorp	04/22/19	Morgan Stanley Capital Services LLC	229 USD	(16)
WestRock Co.	04/22/19	Morgan Stanley Capital Services LLC	170,292 USD	(1,841)
Westwood Holdings Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,975 USD	(190)
Weyco Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,011 USD	(332)
White Mountains Insureance Group	04/22/19	Morgan Stanley Capital Services LLC	65,636 USD	(489)
Wig20 Index	09/19/17	Merrill Lynch International	2,457,102 PLN	3,470
Willbros Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,492 USD	1,952
Willdan Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	96,522 USD	16
William Lyon Homes	04/22/19	Morgan Stanley Capital Services LLC	33,584 USD	2,288
William’s Sonoma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	239,360 USD	(303)
Willis Lease Finance Corp.	04/22/19	Morgan Stanley Capital Services LLC	94,245 USD	1,795
Willis Towers Watcon PLC	04/22/19	Morgan Stanley Capital Services LLC	27,863 USD	(80)
Windstream Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,570 USD	(6,773)
Winmark Corp.	04/22/19	Morgan Stanley Capital Services LLC	163,155 USD	1,127
Wirecard AG	03/28/18	Credit Suisse Securities (Europe) Limited	366,368 EUR	(25,593)
Woodward, Inc.	04/22/19	Morgan Stanley Capital Services LLC	207,346 USD	(1,565)
Workiva, Inc.	04/22/19	Morgan Stanley Capital Services LLC	149,534 USD	789
World Fuel Services Corp.	04/22/19	Morgan Stanley Capital Services LLC	112,826 USD	8,023
Worthington Industries	04/22/19	Morgan Stanley Capital Services LLC	8,808 USD	(19)
WP Carey, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,650 USD	(537)
WR Berkley Corp.	04/22/19	Morgan Stanley Capital Services LLC	168,502 USD	(143)
Wright Medical Group NV	04/22/19	Morgan Stanley Capital Services LLC	93,422 USD	3,673
Xactly Corp.	04/22/19	Morgan Stanley Capital Services LLC	39,407 USD	—
Xcerra Corp.	04/22/19	Morgan Stanley Capital Services LLC	250,628 USD	(3,291)
Xenia Hotels & Resorts, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,663 USD	(186)
Xerox Corp.	04/22/19	Morgan Stanley Capital Services LLC	297,494 USD	7,130
XL Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	30,590 USD	(61)
XO Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	139,150 USD	6,356
XPO Logistics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,127 USD	14
Yelp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	83,883 USD	(157)
Yext, Inc.	04/22/19	Morgan Stanley Capital Services LLC	130,161 USD	1,712
York Water co.	04/22/19	Morgan Stanley Capital Services LLC	23,235 USD	(2,813)
Yum! Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	55,175 USD	(76)
Zalando SE	03/28/18	Credit Suisse Securities (Europe) Limited	102,794 EUR	(7,047)
Zebra Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,149 USD	(584)
Zix Corp.	04/22/19	Morgan Stanley Capital Services LLC	226,867 USD	(6,812)
Zodiac Aerospace	07/30/18	Deutsche Bank AG	237 EUR	—
Zoetis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,403 USD	(98)
Zogenics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	164,563 USD	447
Zooplus AG	03/28/18	Credit Suisse Securities (Europe) Limited	115,124 EUR	(4,100)
Zumiez, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,415 USD	(3,281)
Zynerba Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	64,367 USD	(3,801)
Zynga, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,013 USD	(49)

Total Buys				$(10,008,276)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Sells
1st Source Corporation	04/22/19	Morgan Stanley Capital Services LLC	1,633 USD	$3
3M Co.	04/22/19	Morgan Stanley Capital Services LLC	80,695 USD	126
A2A SpA	04/04/18	Credit Suisse Securities (Europe) Limited	565,732 EUR	17,721
AAON, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,501 USD	2,513
Abb Ltd.	05/09/18	JPMorgan Chase Bank, N.A.	606,000 CHF	14,600
Abb Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	950,499 CHF	22,900
Abbott Laboratories	04/22/19	Morgan Stanley Capital Services LLC	20,591 USD	126
Abbvie, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,913 USD	9
Acadia Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	298,276 USD	(15,124)
Acadia Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	91,427 USD	2,495
Acceleron Pharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	246,710 USD	(9,812)
Accenture PLC	04/22/19	Morgan Stanley Capital Services LLC	53,242 USD	1,420
Acco Brands Corp.	04/22/19	Morgan Stanley Capital Services LLC	30,427 USD	(131)
Aceto Corp.	04/22/19	Morgan Stanley Capital Services LLC	39,380 USD	(1,841)
Achaogen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,767 USD	(740)
Aclaris Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	165,451 USD	(14,192)
Activision Blizzard, Inc.	04/22/19	Morgan Stanley Capital Services LLC	257,364 USD	5,841
Actuant Corp.	04/22/19	Morgan Stanley Capital Services LLC	45,886 USD	(952)
Acuity Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	272,642 USD	(39,393)
Adamas Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,832 USD	(380)
Adient PLC	04/22/19	Morgan Stanley Capital Services LLC	253,946 USD	(4,305)
Adobe Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	177,029 USD	1,502
Aduro Biotech, Inc.	04/22/19	Morgan Stanley Capital Services LLC	116,456 USD	(9,982)
Advance Auto Parts, Inc.	04/22/19	Morgan Stanley Capital Services LLC	372,135 USD	33,558
Advanced Drainage Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	134,863 USD	(591)
Advanced Micro Devices	04/22/19	Morgan Stanley Capital Services LLC	258,400 USD	(19,904)
Advansix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	123,925 USD	(4,002)
Advaxis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,007 USD	(3,036)
Advisory Board Co.	04/22/19	Morgan Stanley Capital Services LLC	55,232 USD	(27)
Aecom	04/22/19	Morgan Stanley Capital Services LLC	120,765 USD	853
Aegon N.V.	03/28/18	Credit Suisse Securities (Europe) Limited	1,452,585 EUR	(17,697)
Aegon N.V.	02/21/18	JPMorgan Chase Bank, N.A.	4,665,000 EUR	17,315
Aerie Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	253,610 USD	(8,510)
Aerojet Rocketdyne Holdings	04/22/19	Morgan Stanley Capital Services LLC	238,353 USD	1,295
Aerovironment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,594 USD	(1,428)
Aes Corp.	04/22/19	Morgan Stanley Capital Services LLC	10,417 USD	707
Aetna, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,893 USD	(85)
Ageas	03/28/18	Credit Suisse Securities (Europe) Limited	875,656 EUR	34,242
Agenus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,929 USD	(1,189)
Agios Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,226 USD	(2,587)
Agnc Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,099 USD	5
Agree Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	19,810 USD	958
Aimmune Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,821 USD	(7,818)
Air Liquide SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,007,811 EUR	(16,007)
Air Liquide SA	03/13/18	JPMorgan Chase Bank, N.A.	2,686,250 EUR	(21,415)
Air Products + Chemicals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	312,342 USD	2,474
Air Transport Services Group	04/22/19	Morgan Stanley Capital Services LLC	15,524 USD	(136)
Airbus SE	03/28/18	Credit Suisse Securities (Europe) Limited	4,290,403 EUR	126,307
Ak Steel Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	199,916 USD	(15,028)
Akamai Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	175,637 USD	(2,035)
Akebia Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	184,418 USD	1,272
Alaska Air Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	559,025 USD	(7,450)
Albemarle Corp.	04/22/19	Morgan Stanley Capital Services LLC	63,467 USD	143
Alcoa Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,266 USD	(52)
Alder Biopharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	271,150 USD	82,878
Alere, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,702 USD	13
Alexandria Real Estate Equities, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,844 USD	(190)
Alexion Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	234,129 USD	(6,169)
Alibaba	09/25/17	Credit Suisse Securities (Europe) Limited	38,326,519 USD	(1,651,320)
Alkermes PLC	04/22/19	Morgan Stanley Capital Services LLC	174,803 USD	140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allegiant Travel Co.	04/22/19	Morgan Stanley Capital Services LLC	118,572 USD	$4,261
Allegion PLC	04/22/19	Morgan Stanley Capital Services LLC	171,918 USD	(543)
Alliance Data Systems Corp.	04/22/19	Morgan Stanley Capital Services LLC	305,238 USD	(6,640)
Alliant Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	33,349 USD	88
Alnylam Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	141,039 USD	(8,033)
Alpha + Omega Semiconductor	04/22/19	Morgan Stanley Capital Services LLC	5,607 USD	306
Alphabet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	118,587 USD	5,166
Altria Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	250,760 USD	5,084
Altria Group, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	106,974 USD	2,716
Amazon.Com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	151,086 USD	1,046
Ambarella, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,038 USD	268
AMC Entertainment Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	122,127 USD	6,739
AMC Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	133,855 USD	1,825
Amdocs Ltd.	06/03/19	Barclays Bank plc	18,760,759 USD	222,063
Amerco	04/22/19	Morgan Stanley Capital Services LLC	45,768 USD	(1,820)
Ameren Corporation	04/22/19	Morgan Stanley Capital Services LLC	136,122 USD	2,946
America Movil	09/25/17	Credit Suisse Securities (Europe) Limited	441,296 USD	(277)
American Airlines Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	524,650 USD	(13,120)
American Assets Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,418 USD	469
American Axle & Manufact. Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,574 USD	1,845
American Campus Communities	04/22/19	Morgan Stanley Capital Services LLC	59,485 USD	1,211
American Electric Power	04/22/19	Morgan Stanley Capital Services LLC	178,149 USD	6,211
American Express Co.	04/22/19	Morgan Stanley Capital Services LLC	45,025 USD	(43)
American Homes 4 Rent	04/22/19	Morgan Stanley Capital Services LLC	21,703 USD	(145)
American Outdoor Brands Corp.	04/22/19	Morgan Stanley Capital Services LLC	75,289 USD	5,374
American Public Education	04/22/19	Morgan Stanley Capital Services LLC	45,192 USD	(192)
American Renal Associates Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,550 USD	(1,086)
American Tower Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,392 USD	11
American Woodmark Corp.	04/22/19	Morgan Stanley Capital Services LLC	89,725 USD	386
Ameris Bancorp	04/22/19	Morgan Stanley Capital Services LLC	22,807 USD	(425)
Amerisafe, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,624 USD	(70)
Amerisourcebergen Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,600 USD	(17)
Ametek, Inc.	04/22/19	Morgan Stanley Capital Services LLC	184,433 USD	482
Amicus Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	132,984 USD	(19,365)
Amphenol Corp.	04/22/19	Morgan Stanley Capital Services LLC	47,165 USD	68
Amtrust Financial Services	04/22/19	Morgan Stanley Capital Services LLC	107,373 USD	(8,660)
Anadarko Petroleum Corp.	04/22/19	Morgan Stanley Capital Services LLC	401,872 USD	4,784
Analog Devices, Inc.	04/22/19	Morgan Stanley Capital Services LLC	120,078 USD	3,300
Anglo American PLC	03/28/18	Credit Suisse Securities (Europe) Limited	997,259 GBP	(37,722)
Anheuser Busch Inbev SA NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,128,322 EUR	61,422
Ansys, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,073 USD	(137)
Antero Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	44,402 USD	(266)
Apache Corp.	04/22/19	Morgan Stanley Capital Services LLC	343,450 USD	(544)
Apartment Invt + Mgmt Co.	04/22/19	Morgan Stanley Capital Services LLC	16,988 USD	316
Apogee Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,165 USD	(1,463)
Apple, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,396 USD	40
Applied Materials, Inc.	04/22/19	Morgan Stanley Capital Services LLC	99,685 USD	3,969
Apptio, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,461 USD	(3,358)
Aramark	04/22/19	Morgan Stanley Capital Services LLC	188,114 USD	(148)
Aratana Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,727 USD	(1,856)
Arch Coal, Inc.	04/22/19	Morgan Stanley Capital Services LLC	97,591 USD	(147)
Archer Daniels Midland Co.	04/22/19	Morgan Stanley Capital Services LLC	128,207 USD	(402)
Archer Daniels Midland Co.	09/25/17	Credit Suisse Securities (Europe) Limited	6,325,350 USD	117,729
Ardelyx, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,521 USD	(5,261)
Argan, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,573 USD	1,313
Arista Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	141,238 USD	1,783
Arkema	03/28/18	Credit Suisse Securities (Europe) Limited	101,343 EUR	1,781
Armour Residential Reit, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,063 USD	13
Armstrong World Industries	04/22/19	Morgan Stanley Capital Services LLC	128,960 USD	(4,440)
Array Biopharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	91,923 USD	(9,170)
Arris International PLC	04/22/19	Morgan Stanley Capital Services LLC	66,266 USD	1,904

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Asbury Automotive Group	04/22/19	Morgan Stanley Capital Services LLC	146,754 USD	$2,269
Ascena Retail Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,420 USD	1,383
Ashford Hospitality Prime, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,313 USD	(4,648)
Ashford Hospitality Trust	04/22/19	Morgan Stanley Capital Services LLC	54,199 USD	3,109
Ashland Global Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,627 USD	1,049
Associated Banc Corp.	04/22/19	Morgan Stanley Capital Services LLC	46,934 USD	(517)
Astronics Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,509 USD	658
At Home Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,923 USD	(2,006)
At&T, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	729,726 USD	20,855
At&T, Inc.	08/06/18	Deutsche Bank AG	301 USD	(1)
At&T, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,097 USD	64
Atara Biotherapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,163 USD	(2,649)
Athenahealth, Inc.	04/22/19	Morgan Stanley Capital Services LLC	308,644 USD	3,791
Atkore International Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,866 USD	(3,621)
Atlas Copco	03/28/18	Credit Suisse Securities (Europe) Limited	12,922,759 SEK	(2,855)
Atlas Financial Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,501 USD	2,011
Atlassian Corp PLC	04/22/19	Morgan Stanley Capital Services LLC	20,821 USD	(182)
Atmos Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	433,758 USD	4,160
Atn International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,953 USD	(81)
Audentes Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	129,723 USD	(25,153)
Autodesk, Inc.	04/22/19	Morgan Stanley Capital Services LLC	269,930 USD	10,419
Autonation, Inc.	04/22/19	Morgan Stanley Capital Services LLC	203,013 USD	(325)
Autozone, Inc.	04/22/19	Morgan Stanley Capital Services LLC	402,404 USD	19,625
Avalonbay Communities, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,930 USD	11
Avexis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	235,122 USD	(38,964)
Avis Budget Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,632 USD	(1,167)
Axalta Coating Systems Ltd.	04/22/19	Morgan Stanley Capital Services LLC	220,177 USD	4,964
Axon Enterprise, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,670 USD	(526)
Axovant Sciences Ltd.	04/22/19	Morgan Stanley Capital Services LLC	15,187 USD	44
B. Riley Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,271 USD	(5,497)
Babcock & Wilcox Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	166,854 USD	(8,147)
Balchem Corp.	04/22/19	Morgan Stanley Capital Services LLC	89,119 USD	995
Ball Corp.	04/22/19	Morgan Stanley Capital Services LLC	239,391 USD	(1,881)
Banc Of California, Inc.	04/22/19	Morgan Stanley Capital Services LLC	135,637 USD	2,552
Banco De Sabadell SA	03/28/18	Credit Suisse Securities (Europe) Limited	701,471 EUR	(20,399)
Banco Latinoamericano de Comerci Extr SA	04/22/19	Morgan Stanley Capital Services LLC	16,641 USD	49
Banco Santander SA	11/13/18	Credit Suisse Securities (Europe) Limited	910,470 EUR	58,436
Banco Santander SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,577,977 EUR	30,813
Banco Santander SA	03/13/18	JPMorgan Chase Bank, N.A.	883,050 EUR	16,276
Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,164 USD	(11,365)
Bancorpsouth, Inc.	04/22/19	Morgan Stanley Capital Services LLC	603 USD	(7)
Bank Of America Corp.	04/22/19	Morgan Stanley Capital Services LLC	206,348 USD	(4,981)
Bank Of The Ozarks	04/22/19	Morgan Stanley Capital Services LLC	114,017 USD	2,701
Bankia SA	03/28/18	Credit Suisse Securities (Europe) Limited	161,077 EUR	4,576
Bankunited, Inc.	04/22/19	Morgan Stanley Capital Services LLC	168,273 USD	1,375
Banner Corporation	04/22/19	Morgan Stanley Capital Services LLC	32,260 USD	(63)
Basic Energy Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,181 USD	60
Baxter International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,619 USD	(56)
Bayer AG	03/28/18	Credit Suisse Securities (Europe) Limited	3,042,289 EUR	261,084
Bayer AG	02/13/18	JPMorgan Chase Bank, N.A.	10,554,394 EUR	832,726
Bayerische Motoren Werke AG	03/28/18	Credit Suisse Securities (Europe) Limited	593,366 EUR	17,386
BB+T Corp.	04/22/19	Morgan Stanley Capital Services LLC	408,042 USD	(7,142)
Beacon Roofing Supply, Inc.	04/22/19	Morgan Stanley Capital Services LLC	34,707 USD	15
Becton Dickinson And Co.	04/22/19	Morgan Stanley Capital Services LLC	87,829 USD	(166)
Bed Bath + Beyond, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,373 USD	18,005
Belden, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,217 USD	30
Bellicum Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,342 USD	(5,879)
Berkshire Hathaway, Inc.	04/22/19	Morgan Stanley Capital Services LLC	122,043 USD	(411)
Berkshire Hills Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,504 USD	126
Berry Global Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	208,437 USD	66
Biglari Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	165,891 USD	4,396

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bill Barrett Corp.	04/22/19	Morgan Stanley Capital Services LLC	33,907 USD	$1,377
Biocryst Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,819 USD	47
Biogen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,868 USD	1,666
Biomarin Pharmaceutical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	147,643 USD	969
Biotime, Inc.	04/22/19	Morgan Stanley Capital Services LLC	60,718 USD	(2,824)
BJ’ S Restaurants Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,301 USD	2,995
Black Hills Corp.	04/22/19	Morgan Stanley Capital Services LLC	68,736 USD	2,211
Black Knight Financial	04/22/19	Morgan Stanley Capital Services LLC	99,840 USD	(4,992)
Blackbaud, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,855 USD	271
Blackhawk Network Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,338 USD	(897)
Blackline, Inc.	04/22/19	Morgan Stanley Capital Services LLC	89,656 USD	(4,947)
Blue Buffalo Pet Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	169,982 USD	3,833
Bluebird Bio, Inc.	04/22/19	Morgan Stanley Capital Services LLC	143,873 USD	6,152
Blueprint Medicines Corp.	04/22/19	Morgan Stanley Capital Services LLC	98,667 USD	(16,658)
Bmc Stock Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,433 USD	53
Bob Evans Farms	04/22/19	Morgan Stanley Capital Services LLC	11,084 USD	22
Boeing Co.	04/22/19	Morgan Stanley Capital Services LLC	162,700 USD	347
Boingo Wireless, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,689 USD	4,251
Bojangles, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,736 USD	2,256
Bok Financial Corporation	04/22/19	Morgan Stanley Capital Services LLC	13,328 USD	(132)
Boot Barn Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,380 USD	(3,308)
Borgwarner, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,812 USD	1,413
Boston Beer Company, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,996 USD	(83)
Boston Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,815 USD	758
Boston Scientific Corp.	04/22/19	Morgan Stanley Capital Services LLC	42,518 USD	51
Bouygues SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,112,926 EUR	42,432
Boyd Gaming Corp.	04/22/19	Morgan Stanley Capital Services LLC	121,170 USD	891
Brandywine Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	14,844 USD	101
Bright Horizons Family Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,171 USD	26
Bristol Myers Squibb Co.	09/25/17	Credit Suisse Securities (Europe) Limited	139,771 USD	(3,708)
British American Tobacco PLC	09/25/17	Credit Suisse Securities (Europe) Limited	924,819 USD	25,711
British American Tobacco PLC	07/19/18	Credit Suisse Securities (Europe) Limited	2,725,875 GBP	(463,411)
Brixmor Property Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	135,102 USD	11,033
Broadcom Ltd.	04/22/19	Morgan Stanley Capital Services LLC	404,553 USD	10,000
Broadsoft, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,015 USD	(743)
Brown Forman Corp.	04/22/19	Morgan Stanley Capital Services LLC	107,561 USD	2,342
Bryn Mawr Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,251 USD	(19)
Buffalo Wild Wings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	162,727 USD	9,674
Builders Firstsource, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,614 USD	90
Bunge Ltd.	04/22/19	Morgan Stanley Capital Services LLC	9,074 USD	(102)
Burlington Stores, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,503 USD	(177)
BWX Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	135,450 USD	(173)
C.H. Robinson Worldwide, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,984 USD	(345)
Cabela’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	169,786 USD	(6,929)
Cable One, Inc.	04/22/19	Morgan Stanley Capital Services LLC	49,566 USD	(197)
Cabot Oil + Gas Corp.	04/22/19	Morgan Stanley Capital Services LLC	285,550 USD	(16,740)
Caesarstone Ltd.	04/22/19	Morgan Stanley Capital Services LLC	127,867 USD	(1,222)
Caixabank SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,418,534 EUR	(79,969)
California Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	156,769 USD	26,398
Callidus Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	126,903 USD	(11,836)
Callon Petroleum Co.	04/22/19	Morgan Stanley Capital Services LLC	244,942 USD	(14,176)
Calpine Corp.	04/22/19	Morgan Stanley Capital Services LLC	240,586 USD	(2,115)
Camden Property Trust	04/22/19	Morgan Stanley Capital Services LLC	51,397 USD	262
Campbell Soup Co.	04/22/19	Morgan Stanley Capital Services LLC	188,418 USD	11,525
Camping World Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	226,792 USD	(11,309)
Capital Bank Financial	04/22/19	Morgan Stanley Capital Services LLC	1,324 USD	(9)
Capitol Federal Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,131 USD	(86)
Cardtronics PLC	04/22/19	Morgan Stanley Capital Services LLC	58,647 USD	879
Care Capital Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,130 USD	27
Caretrust Reit, Inc.	04/22/19	Morgan Stanley Capital Services LLC	13,725 USD	339
Carlisle Cos, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,250 USD	29
Carlsberg AS	03/28/18	Credit Suisse Securities (Europe) Limited	7,502,046 DKK	37,663

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Carmax, Inc.	04/22/19	Morgan Stanley Capital Services LLC	410,445 USD	$(10,165)
Carnival Corp.	04/22/19	Morgan Stanley Capital Services LLC	98,483 USD	718
Carrizo Oil + Gas, Inc.	04/22/19	Morgan Stanley Capital Services LLC	308,005 USD	15,750
Carrols Restaurant Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	866 USD	21
Cars.Com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,260 USD	2
Carter’s, Inc.	04/22/19	Morgan Stanley Capital Services LLC	189,767 USD	(2,987)
Caterpillar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,646 USD	(58)
Cathay General Bancorp	04/22/19	Morgan Stanley Capital Services LLC	74 USD	(2)
Cavco Industries Inc	04/22/19	Morgan Stanley Capital Services LLC	118,529 USD	1,584
Cavium, Inc.	04/22/19	Morgan Stanley Capital Services LLC	178,038 USD	10,722
Cavium, Inc.	06/03/19	Barclays Bank plc	18,366,095 USD	1,654,429
CBL + Associates Properties	04/22/19	Morgan Stanley Capital Services LLC	79,372 USD	375
CDK Global, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,411 USD	(462)
CDW Corp.	04/22/19	Morgan Stanley Capital Services LLC	38,475 USD	206
Cedar Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	58,706 USD	4,473
Celanese Corp.	04/22/19	Morgan Stanley Capital Services LLC	122,661 USD	(3,989)
Celgene Corp.	04/22/19	Morgan Stanley Capital Services LLC	164,434 USD	2,746
Celldex Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,113 USD	(2,594)
Centene Corp.	04/22/19	Morgan Stanley Capital Services LLC	150,360 USD	(1,651)
Centennial Resource Development, Inc.	04/22/19	Morgan Stanley Capital Services LLC	73,593 USD	(81)
Centerstate Banks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,101 USD	136
Central Garden + Pet Co.	04/22/19	Morgan Stanley Capital Services LLC	122,855 USD	(1,316)
Central Pacific Financial Co.	04/22/19	Morgan Stanley Capital Services LLC	8,962 USD	88
Cerner Corp.	04/22/19	Morgan Stanley Capital Services LLC	123,242 USD	1,669
Cerus Corp.	04/22/19	Morgan Stanley Capital Services LLC	49,173 USD	(5,199)
Charter Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	559,635 USD	464
Chatham Lodging Trust	04/22/19	Morgan Stanley Capital Services LLC	31,036 USD	77
Chefs’ Warehouse, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,228 USD	4,994
Chemical Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	24,326 USD	(24)
Chemocentryx, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,205 USD	(24,645)
Chemours Co.	04/22/19	Morgan Stanley Capital Services LLC	215,458 USD	(5,957)
Chesapeake Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,555 USD	39
Chesapeake Utilities Corp.	04/22/19	Morgan Stanley Capital Services LLC	88,270 USD	(546)
Chicago Bridge & Iron Co NV	04/22/19	Morgan Stanley Capital Services LLC	119,295 USD	(40,084)
Chimera Investment Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,906 USD	—
Chipotle Mexican Grill, Inc.	04/22/19	Morgan Stanley Capital Services LLC	370,428 USD	23,817
Church + Dwight Co, Inc.	04/22/19	Morgan Stanley Capital Services LLC	214,573 USD	5,030
Churchill Downs, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,248 USD	(229)
Ciena Corp.	05/31/19	Barclays Bank plc	24,282,748 USD	(878,415)
Cigna Corp.	04/22/19	Morgan Stanley Capital Services LLC	22,904 USD	(29)
Cimarex Energy Co.	04/22/19	Morgan Stanley Capital Services LLC	301,118 USD	(654)
Cincinnati Bell, Inc.	04/22/19	Morgan Stanley Capital Services LLC	200,662 USD	(9,891)
Circor International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,098 USD	(1,232)
Cit Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,587 USD	(836)
Citigroup, Inc.	04/22/19	Morgan Stanley Capital Services LLC	140,552 USD	(3,106)
Citizens Financial Group	04/22/19	Morgan Stanley Capital Services LLC	66,857 USD	(79)
Citrix Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	141,492 USD	556
City Holding Co.	04/22/19	Morgan Stanley Capital Services LLC	3,036 USD	6
Clearside Biomedical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	147,266 USD	(25,669)
Cliffs Natural Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	148,172 USD	(24,786)
Clorox Company	04/22/19	Morgan Stanley Capital Services LLC	21,806 USD	754
Clovis Oncology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,722 USD	(341)
Cme Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	4,943 USD	(66)
Cms Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	84,773 USD	598
CNP Assurances	05/16/18	JPMorgan Chase Bank, N.A.	992,750 EUR	11,421
CNP Assurances	03/28/18	Credit Suisse Securities (Europe) Limited	969,145 EUR	10,143
Coach, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,217 USD	(1,741)
Coeur Mining, Inc.	04/22/19	Morgan Stanley Capital Services LLC	229,134 USD	(1,024)
Cognex Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,773 USD	19
Cognizant Technology Solutions Corp.	04/22/19	Morgan Stanley Capital Services LLC	215,642 USD	107
Coherent, Inc.	04/22/19	Morgan Stanley Capital Services LLC	127,338 USD	1,118
Coherus Biosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	178,258 USD	6,732

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Colgate Palmolive Co.	04/22/19	Morgan Stanley Capital Services LLC	631,308 USD	$12,471
Collegium Pharmaceutical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	229,208 USD	(48,927)
Columbia Banking System, Inc.	04/22/19	Morgan Stanley Capital Services LLC	123,787 USD	252
Columbia Sportswear Co.	04/22/19	Morgan Stanley Capital Services LLC	143,006 USD	(4,698)
Comcast Corp.	04/22/19	Morgan Stanley Capital Services LLC	252,045 USD	(195)
Comerica, Inc.	04/22/19	Morgan Stanley Capital Services LLC	107,864 USD	(751)
Commerce Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	344,033 USD	496
Commerzbank AG	03/28/18	Credit Suisse Securities (Europe) Limited	3,902,947 EUR	(265,295)
Commscope Holding Co, Inc.	04/22/19	Morgan Stanley Capital Services LLC	68,165 USD	168
Community Bank System, Inc.	04/22/19	Morgan Stanley Capital Services LLC	133,492 USD	1,819
Community Trust Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,342 USD	(14)
Compagnie Financiere Richemont SA	03/28/18	Credit Suisse Securities (Europe) Limited	436,447 CHF	3,431
Conagra Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	193,312 USD	7,432
Concho Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	334,677 USD	(8,767)
Conformis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,416 USD	(202)
Conocophillips	04/22/19	Morgan Stanley Capital Services LLC	75,389 USD	350
Consol Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,365 USD	(346)
Consolidated Edison, Inc.	04/22/19	Morgan Stanley Capital Services LLC	214,905 USD	7,278
Constellation Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	194,349 USD	(11,005)
Container Store Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,832 USD	(69)
Contango Oil + Gas	04/22/19	Morgan Stanley Capital Services LLC	13,531 USD	(41)
Continental Building Product	04/22/19	Morgan Stanley Capital Services LLC	96,335 USD	1,853
Continental Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	485,941 USD	8,233
Cooper Cos, Inc.	04/22/19	Morgan Stanley Capital Services LLC	80,080 USD	(365)
Cooper Standard Holding	04/22/19	Morgan Stanley Capital Services LLC	44,695 USD	(1,301)
Cooper Tire + Rubber	04/22/19	Morgan Stanley Capital Services LLC	19,557 USD	(117)
Core Mark Holding Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	141,408 USD	7,481
Corecivic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	103,871 USD	4,197
Cornerstone Ondemand, Inc.	04/22/19	Morgan Stanley Capital Services LLC	149,440 USD	4,724
Corvus Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	172,833 USD	(17,803)
Costco Wholesale Corp.	04/22/19	Morgan Stanley Capital Services LLC	177,644 USD	2,041
Coty, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,130 USD	1,985
Coupa Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	176,328 USD	7,867
Cousins Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,241 USD	591
Cowen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,971 USD	(1,892)
CR Bard, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,199 USD	(132)
Craft Brew Alliance, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,690 USD	132
Crawford + Co.	04/22/19	Morgan Stanley Capital Services LLC	29,329 USD	(254)
CRH PLC	03/28/18	Credit Suisse Securities (Europe) Limited	546,085 GBP	16,517
Crown Castle International Corp.	04/22/19	Morgan Stanley Capital Services LLC	32,464 USD	106
Crown Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	153,966 USD	(971)
CSL, Ltd.	03/06/19	Morgan Stanley Capital Services LLC	5,280,223 AUD	(464,231)
CSRA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,118 USD	129
CSX Corp.	04/22/19	Morgan Stanley Capital Services LLC	116,122 USD	(2,982)
CU Bancorp	04/22/19	Morgan Stanley Capital Services LLC	253 USD	—
Cubesmart	04/22/19	Morgan Stanley Capital Services LLC	110,245 USD	1,849
Cullen Frost Bankers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,937 USD	758
CVS Health Corp.	04/22/19	Morgan Stanley Capital Services LLC	157,768 USD	(2,750)
Cyrusone, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,596 USD	1,557
Cytomx Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,152 USD	29
Daimler AG	03/28/18	Credit Suisse Securities (Europe) Limited	951,997 EUR	31,328
Danaher Corp.	04/22/19	Morgan Stanley Capital Services LLC	9,567 USD	115
Darden Restaurants, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,705 USD	137
Darling Ingredients, Inc.	04/22/19	Morgan Stanley Capital Services LLC	130,549 USD	1,843
Davita, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,122 USD	(281)
DDR Corp.	04/22/19	Morgan Stanley Capital Services LLC	125,286 USD	4,011
Deckers Outdoor Corp.	04/22/19	Morgan Stanley Capital Services LLC	46,637 USD	(531)
Deere + Co.	04/22/19	Morgan Stanley Capital Services LLC	134,564 USD	(149)
Dell Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	493,752 USD	8,110
Delphi Automotive PLC	04/22/19	Morgan Stanley Capital Services LLC	267,320 USD	(5,622)
Delta Air Lines, Inc.	04/22/19	Morgan Stanley Capital Services LLC	794,997 USD	(20,454)
Dentsply Sirona, Inc.	04/22/19	Morgan Stanley Capital Services LLC	214,242 USD	(2,777)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dermira, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,381 USD	$205
Deutsche Telekom AG	03/28/18	Credit Suisse Securities (Europe) Limited	2,128,131 EUR	98,468
Deutsche Telekom AG	02/21/18	JPMorgan Chase Bank, N.A.	4,098,750 EUR	25,257
Deutsche Wohnen AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,240,894 EUR	61,533
Deutshe Bank AG	03/13/18	JPMorgan Chase Bank, N.A.	2,268,000 EUR	(69,386)
Devon Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	277,985 USD	(4,502)
Dexcom, Inc.	04/22/19	Morgan Stanley Capital Services LLC	101,909 USD	3,742
Diamondback Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	374,564 USD	(11,138)
Dick’s Sporting Goods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,865 USD	(258)
Digital Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,186 USD	517
Digitalglobe, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,563 USD	7
Dineequity, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,690 USD	161
Discover Financial Services	04/22/19	Morgan Stanley Capital Services LLC	31,496 USD	(158)
Discovery Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	275,634 USD	5,039
Dish Network Corp.	04/22/19	Morgan Stanley Capital Services LLC	559,449 USD	17,266
Distribuidora Internacional	03/28/18	Credit Suisse Securities (Europe) Limited	2,252,219 EUR	47,705
Dollar General Corp.	04/22/19	Morgan Stanley Capital Services LLC	254,795 USD	(6,315)
Dollar Tree, Inc.	04/22/19	Morgan Stanley Capital Services LLC	301,799 USD	(5,010)
Dominion Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	339,752 USD	10,626
Dorman Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,947 USD	(857)
Dow Chemical Co.	04/22/19	Morgan Stanley Capital Services LLC	151,820 USD	1,334
Dr Horton, Inc.	04/22/19	Morgan Stanley Capital Services LLC	142,613 USD	(1,682)
DTE Energy Company	04/22/19	Morgan Stanley Capital Services LLC	91,673 USD	2,068
Du Pont De Nemours And Co.	04/22/19	Morgan Stanley Capital Services LLC	280,540 USD	3,947
Duke Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	61,601 USD	1,082
Duke Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,969 USD	190
Dunkin Brands Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,346 USD	(17)
DXC Technology Co.	04/22/19	Morgan Stanley Capital Services LLC	111,027 USD	(2,749)
DXP Enterprises, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,243 USD	364
Dycom Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	170,511 USD	960
Dynegy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,411 USD	(2,855)
E. W. Scripps Co.	04/22/19	Morgan Stanley Capital Services LLC	143,696 USD	3,531
E.ON SE	03/28/18	Credit Suisse Securities (Europe) Limited	545,850 EUR	53,382
Eagle Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	440 USD	(3)
East West Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,597 USD	(46)
Eastman Chemical Co.	04/22/19	Morgan Stanley Capital Services LLC	65,656 USD	(444)
Eaton Corp PLC	04/22/19	Morgan Stanley Capital Services LLC	10,598 USD	13
Ebay, Inc.	04/22/19	Morgan Stanley Capital Services LLC	135,886 USD	(3,305)
Echo Global Logistics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,780 USD	208
Eclipse Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	137,849 USD	(24,576)
Ecolab, Inc.	04/22/19	Morgan Stanley Capital Services LLC	215,399 USD	743
Edgewell Personal Care Co.	04/22/19	Morgan Stanley Capital Services LLC	141,086 USD	144
Edison International	04/22/19	Morgan Stanley Capital Services LLC	147,915 USD	5,453
Editas Medicine, Inc.	04/22/19	Morgan Stanley Capital Services LLC	150,329 USD	(11,061)
EDP Energias De Portugal SA	03/28/18	Credit Suisse Securities (Europe) Limited	159,370 EUR	11,496
Education Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,905 USD	835
Edwards Lifesciences Corp.	04/22/19	Morgan Stanley Capital Services LLC	130,294 USD	(2,489)
Ehealth, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,194 USD	(1,590)
Eldorado Resorts, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,113 USD	1,053
Electronic Arts, Inc.	04/22/19	Morgan Stanley Capital Services LLC	246,945 USD	10,555
Elf Beauty, Inc.	04/22/19	Morgan Stanley Capital Services LLC	122,692 USD	(3,590)
Elisa Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	1,848,407 EUR	38,485
Ellie Mae, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,459 USD	2,250
Emerson Electric Co.	04/22/19	Morgan Stanley Capital Services LLC	20,192 USD	(19)
Empire State Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,776 USD	415
Enagas SA	03/28/18	Credit Suisse Securities (Europe) Limited	172,375 EUR	11,087
Encore Capital Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,451 USD	(1,135)
Endologix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,422 USD	(4,167)
Endurance International Group Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	329,032 USD	—
Energen Corp.	04/22/19	Morgan Stanley Capital Services LLC	150,330 USD	5,182
Energizer Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,693 USD	2,836

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Energy Recovery, Inc.	04/22/19	Morgan Stanley Capital Services LLC	197,915 USD	$(9,774)
Enersys	04/22/19	Morgan Stanley Capital Services LLC	2,110 USD	9
Engility Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	114,937 USD	1,933
Enova International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,658 USD	(88)
Entergy Corp.	04/22/19	Morgan Stanley Capital Services LLC	74,837 USD	831
Enterprise Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	13,933 USD	(69)
Enterprise Financial Service	04/22/19	Morgan Stanley Capital Services LLC	6,119 USD	40
Entravision Communications	04/22/19	Morgan Stanley Capital Services LLC	37,006 USD	(2,072)
Envestnet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,668 USD	(263)
Envision Healthcare Corp.	04/22/19	Morgan Stanley Capital Services LLC	45,197 USD	(3,121)
Eog Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	314,941 USD	(3,056)
Epizyme, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,978 USD	(4,486)
EPR Properties	04/22/19	Morgan Stanley Capital Services LLC	72,084 USD	2,082
EQT Corp.	04/22/19	Morgan Stanley Capital Services LLC	169,416 USD	(4,831)
Equifax, Inc.	04/22/19	Morgan Stanley Capital Services LLC	226,007 USD	1,051
Equinix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,894 USD	136
Equity Residential	04/22/19	Morgan Stanley Capital Services LLC	24,836 USD	149
Ericsson LM	03/28/18	Credit Suisse Securities (Europe) Limited	12,517,627 SEK	18,268
Ericsson LM	03/13/18	JPMorgan Chase Bank, N.A.	12,200,000 SEK	17,805
Erste Group Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,364,051 EUR	(43,246)
Essex Property Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,804 USD	3
Essilor International S.A.	07/06/18	Morgan Stanley Capital Services LLC	2,227,726 EUR	62,032
Essilor International S.A.	03/28/18	Credit Suisse Securities (Europe) Limited	573,961 EUR	45,201
Essilor International S.A.	03/13/18	JPMorgan Chase Bank, N.A.	2,393,000 EUR	188,455
Estee Lauder Companies	06/06/18	Skandinaviska Enskilda Banken AB (publ)	23,019,076 USD	(183,993)
Esterline Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,931 USD	56
Etsy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	174,095 USD	(14,456)
EURO STOXX Banks Index	09/20/17	Credit Suisse Securities (Europe) Limited	3,037,533 EUR	(73,556)
Everbridge, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,018 USD	(469)
Eversource Energy	04/22/19	Morgan Stanley Capital Services LLC	61,543 USD	44
Evonik Industries AG	03/28/18	Credit Suisse Securities (Europe) Limited	438,057 EUR	19,666
Exact Sciences Corp.	04/22/19	Morgan Stanley Capital Services LLC	44,798 USD	(2,314)
Exelixis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	210,387 USD	(55,691)
Exelon Corp.	04/22/19	Morgan Stanley Capital Services LLC	111,660 USD	2,224
Expedia, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,615 USD	58
Express Scripts Holding Co.	04/22/19	Morgan Stanley Capital Services LLC	48,824 USD	(396)
Express, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,844 USD	235
Extra Space Storage, Inc.	04/22/19	Morgan Stanley Capital Services LLC	66,998 USD	(706)
Extraction Oil & Gas, Inc.	04/22/19	Morgan Stanley Capital Services LLC	288,342 USD	(5,769)
Exxon Mobil Corp.	04/22/19	Morgan Stanley Capital Services LLC	21,012 USD	22
EZCorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,374 USD	2,566
Fabrinet	04/22/19	Morgan Stanley Capital Services LLC	126,483 USD	(17,281)
Facebook, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,692 USD	(300)
FactSet Research Systems Inc.	06/06/18	Skandinaviska Enskilda Banken AB (publ)	13,322,988 USD	(56,994)
Fairmount Santrol Holdings	04/22/19	Morgan Stanley Capital Services LLC	333,746 USD	(309)
Fairpoint Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,318 USD	(1,710)
Farmland Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,262 USD	43
Fastenal Co.	04/22/19	Morgan Stanley Capital Services LLC	46,404 USD	(217)
FCB Financial Holdings	04/22/19	Morgan Stanley Capital Services LLC	3,980 USD	(31)
Federal Agricultural Mortgage Corp.	04/22/19	Morgan Stanley Capital Services LLC	9,996 USD	291
Federal Realty Investment Trust	04/22/19	Morgan Stanley Capital Services LLC	120,816 USD	239
Federated Investors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,474 USD	(358)
Federated National Holding Co.	04/22/19	Morgan Stanley Capital Services LLC	124,077 USD	5,485
FedEx Corp.	04/22/19	Morgan Stanley Capital Services LLC	72,112 USD	(1,128)
Felcor Lodging Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,124 USD	408
Ferro Corp.	04/22/19	Morgan Stanley Capital Services LLC	185,594 USD	(3,963)
Fiat Chrysler Automoblies NV	04/04/18	Credit Suisse Securities (Europe) Limited	515,848 EUR	20,338
Fibrogen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,849 USD	(559)
Fidelity & Guaranty Life Insurance Co.	04/22/19	Morgan Stanley Capital Services LLC	12,585 USD	40
Fidelity National Information Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	183,538 USD	867
Fidelity Southern Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,051 USD	(1)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fifth Third Bancorp	04/22/19	Morgan Stanley Capital Services LLC	256,773 USD	$(3,372)
Finisar Corporation	04/22/19	Morgan Stanley Capital Services LLC	144,476 USD	(493)
FireEye, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,963 USD	(1,702)
First Bancorp Puerto Rico	04/22/19	Morgan Stanley Capital Services LLC	34,648 USD	(485)
First Busey Corp.	04/22/19	Morgan Stanley Capital Services LLC	10,310 USD	166
First Business Financial Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	781 USD	42
First Citizens BancShares	04/22/19	Morgan Stanley Capital Services LLC	2,558 USD	(51)
First Commonwealth Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,336 USD	273
First Data Corp.	04/22/19	Morgan Stanley Capital Services LLC	273,327 USD	2,529
First Defiance Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	8,798 USD	1
First Financial Bancorp	04/22/19	Morgan Stanley Capital Services LLC	3,533 USD	(13)
First Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	3,190 USD	21
First Industrial Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,021 USD	211
First Interstate BancSystem	04/22/19	Morgan Stanley Capital Services LLC	3,543 USD	9
First Merchants Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,589 USD	10
First Republic Bank	04/22/19	Morgan Stanley Capital Services LLC	299 USD	(2)
First Solar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,579 USD	(1,796)
FirstCash, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,186 USD	15
Firstenergy Corp.	04/22/19	Morgan Stanley Capital Services LLC	111,059 USD	1,214
Fiserv, Inc.	04/22/19	Morgan Stanley Capital Services LLC	150,317 USD	(1,018)
Fitbit, Inc.	04/22/19	Morgan Stanley Capital Services LLC	79,067 USD	(3,095)
Five Below	04/22/19	Morgan Stanley Capital Services LLC	87,626 USD	(2,524)
Five Prime Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,133 USD	(1,574)
Fleetcor Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	245,448 USD	3
Flexion Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	211,649 USD	(38,573)
Flotek Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	155,478 USD	(4,012)
Flowserve Corp.	04/22/19	Morgan Stanley Capital Services LLC	37,661 USD	(1,387)
Fluor Corp.	04/22/19	Morgan Stanley Capital Services LLC	143,729 USD	(3,728)
FMC Corp.	04/22/19	Morgan Stanley Capital Services LLC	137,703 USD	4,022
FNB Corp	04/22/19	Morgan Stanley Capital Services LLC	1,745 USD	(11)
Foot Locker, Inc.	04/22/19	Morgan Stanley Capital Services LLC	127,067 USD	1,748
Forest City Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	57,065 USD	677
FormFactor, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,648 USD	7,606
Forterra, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,545 USD	24
Fortive Corp.	04/22/19	Morgan Stanley Capital Services LLC	118,706 USD	52
Fortune Brands Home & Security, Inc.	04/22/19	Morgan Stanley Capital Services LLC	263,416 USD	499
Forum Energy Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,409 USD	(585)
Foundation Building Material	04/22/19	Morgan Stanley Capital Services LLC	86,316 USD	2,160
Fox Factory Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	79,463 USD	(7,580)
Francesca’s Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	63,860 USD	(1,933)
Franklin Financial Network	04/22/19	Morgan Stanley Capital Services LLC	454 USD	—
Franklin Street Properties Corp.	04/22/19	Morgan Stanley Capital Services LLC	3,280 USD	55
Freeport-McMoRan, Inc.	04/22/19	Morgan Stanley Capital Services LLC	314,711 USD	(13,342)
Fresenius Medical Care AG & Co.	07/06/18	Morgan Stanley Capital Services LLC	4,456,010 EUR	46,202
Fresh Del Monte Produce, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,414 USD	(1,438)
Freshpet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,514 USD	93
FTD Companies, Inc	04/22/19	Morgan Stanley Capital Services LLC	29,145 USD	(1,215)
Fulton Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	209 USD	—
G-III Apparel Group Ltd.	04/22/19	Morgan Stanley Capital Services LLC	243,586 USD	(5,166)
Gain Capital Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,514 USD	(5,244)
Gartner, Inc.	04/22/19	Morgan Stanley Capital Services LLC	150,445 USD	(855)
Gas Natural SDG SA	03/28/18	Credit Suisse Securities (Europe) Limited	30,858 EUR	1,942
GCP Applied Technologies	04/22/19	Morgan Stanley Capital Services LLC	103,979 USD	(179)
Generac Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	143,782 USD	(2,473)
General Communication, Inc.	04/22/19	Morgan Stanley Capital Services LLC	368,453 USD	(988)
General Dynamics Corp.	04/22/19	Morgan Stanley Capital Services LLC	257,473 USD	339
General Electric Co.	04/22/19	Morgan Stanley Capital Services LLC	22,829 USD	32
General Mills, Inc.	04/22/19	Morgan Stanley Capital Services LLC	415,182 USD	8,657
Genesee & Wyoming, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,132 USD	(178)
Genmark Diagnostics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,077 USD	204
Gentex Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,924 USD	8
Gentherm, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,417 USD	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Genuine Parts Co.	04/22/19	Morgan Stanley Capital Services LLC	26,998 USD	$(367)
Genworth Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	101,999 USD	(1,371)
GEO Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	88,090 USD	3,076
GGP, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,667 USD	3,626
Gibraltar Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,903 USD	(4,214)
Gigamon, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,482 USD	1
Givaudan REG	03/28/18	Credit Suisse Securities (Europe) Limited	728,160 CHF	19,293
Glacier Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,738 USD	(98)
Glaxosmithkline PLC	03/28/18	Credit Suisse Securities (Europe) Limited	755,560 GBP	28,342
Global Blood Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	124,851 USD	(1,397)
Global Eagle Entertainment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	232,769 USD	(44,651)
Global Payments, Inc.	04/22/19	Morgan Stanley Capital Services LLC	200,545 USD	(236)
GMS, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,764 USD	116
GoDaddy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,837 USD	(2,418)
Gold Resource Corp.	04/22/19	Morgan Stanley Capital Services LLC	101,695 USD	(4,532)
Goodyear Tire & Rubber Co.	04/22/19	Morgan Stanley Capital Services LLC	71,616 USD	(1,031)
Government Properties Income	04/22/19	Morgan Stanley Capital Services LLC	661 USD	2
Gramercy Property Trust	04/22/19	Morgan Stanley Capital Services LLC	20,154 USD	516
Gray Television, Inc.	04/22/19	Morgan Stanley Capital Services LLC	165,612 USD	2,349
Great Western Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,833 USD	(85)
Green Dot Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,476 USD	7
Greenhill & Co., Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,679 USD	278
Greenlight Capital Re, Ltd.	04/22/19	Morgan Stanley Capital Services LLC	33,211 USD	(731)
Group 1 Automotive, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,575 USD	(2,085)
Groupon, Inc.	04/22/19	Morgan Stanley Capital Services LLC	141,999 USD	(26,984)
Grubhub, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,124 USD	576
GTT Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	136,390 USD	2,890
Gulfport Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	157,103 USD	(18,879)
Hain Celestial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	258,706 USD	(36,986)
Hallmark Financial Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	150 USD	3
Halozyme Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,860 USD	5,452
Hancock Holding Co.	04/22/19	Morgan Stanley Capital Services LLC	23,991 USD	(19)
Hanesbrands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	363,288 USD	(8,893)
Harley Davidson, Inc.	06/06/18	Skandinaviska Enskilda Banken AB (publ)	21,988,067 USD	(76,780)
Harsco Corp.	04/22/19	Morgan Stanley Capital Services LLC	89,521 USD	778
Hawaiian Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	203,204 USD	568
HC2 Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	37,386 USD	(1,316)
HCP, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,033 USD	340
HD Supply Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	332,881 USD	11,419
Healthcare Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,293 USD	2,788
Healthcare Trust of America, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,062 USD	2,398
HealthEquity, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,567 USD	(7)
Heartland Financial USA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,126 USD	(80)
Hecla Mining Co.	04/22/19	Morgan Stanley Capital Services LLC	117,840 USD	(312)
Heico Corp.	04/22/19	Morgan Stanley Capital Services LLC	104,184 USD	(343)
Heineken NV	03/28/18	Credit Suisse Securities (Europe) Limited	2,521,614 EUR	53,939
Helen of Troy Ltd.	04/22/19	Morgan Stanley Capital Services LLC	78,981 USD	(440)
Hennes & Mauritz AB	03/28/18	Credit Suisse Securities (Europe) Limited	8,123,257 SEK	(45,205)
Herbalife Ltd.	04/22/19	Morgan Stanley Capital Services LLC	88,689 USD	169
Herc Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	141,167 USD	(8,013)
Heritage Insurance Holdings	04/22/19	Morgan Stanley Capital Services LLC	40,814 USD	739
Hershey Co.	04/22/19	Morgan Stanley Capital Services LLC	191,607 USD	6,823
Hertz Global Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	137,836 USD	(31,099)
Hess Corp.	04/22/19	Morgan Stanley Capital Services LLC	180,821 USD	(2,775)
Hexcel Corp.	04/22/19	Morgan Stanley Capital Services LLC	29,942 USD	63
Hibbett Sports, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,790 USD	4,536
Hilltop Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,413 USD	(2)
Hilton Worldwide Holdings, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	1,113,646 USD	80,813
Hologic, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,383 USD	(2)
Home Depot, Inc.	04/22/19	Morgan Stanley Capital Services LLC	168,566 USD	1,514
HomeStreet, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,648 USD	131
Honeywell International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	225,467 USD	207

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Horizon Global Corp.	04/22/19	Morgan Stanley Capital Services LLC	428,225 USD	$11,182
Horizon Pharma PLC	04/22/19	Morgan Stanley Capital Services LLC	87,808 USD	(14,297)
Hormel Foods Corp.	04/22/19	Morgan Stanley Capital Services LLC	155,910 USD	1,937
Hortonworks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,811 USD	(1,820)
Hostess Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	17,215 USD	(93)
Houghton Mifflin Harcourt Co.	04/22/19	Morgan Stanley Capital Services LLC	167,122 USD	11,982
HRG Group, Inc .	04/22/19	Morgan Stanley Capital Services LLC	339,586 USD	19,566
HSBC Holdings PLC	03/28/18	Credit Suisse Securities (Europe) Limited	3,348,818 GBP	(62,293)
HSBC Holdings PLC	03/13/18	JPMorgan Chase Bank, N.A.	5,636,667 GBP	(267,274)
Hub Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,639 USD	(4,331)
Hubbell, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,117 USD	47
Hudson Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	90,643 USD	(812)
Humana, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,561 USD	(479)
Huntington Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,974 USD	(1,790)
Huntington Ingalls Industries	04/22/19	Morgan Stanley Capital Services LLC	169,106 USD	259
Huron Consulting Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	76,444 USD	(624)
Hyatt Hotels Corp.	04/22/19	Morgan Stanley Capital Services LLC	229,200 USD	3,742
Iberdrola SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,610,036 EUR	29,313
IberiaBank Corp.	04/22/19	Morgan Stanley Capital Services LLC	119,046 USD	(922)
Iconix Brand Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	103,934 USD	(4,850)
IES Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	74,880 USD	(10,062)
IHS Markit Ltd.	04/22/19	Morgan Stanley Capital Services LLC	241,286 USD	651
Illumina, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,344 USD	879
IMAX Corp.	04/22/19	Morgan Stanley Capital Services LLC	188,647 USD	21,381
Impac Mortgage Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,332 USD	262
Impax Laboratories, Inc.	04/22/19	Morgan Stanley Capital Services LLC	89,222 USD	(14,495)
Imperva, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,950 USD	79
INC Research Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,999 USD	120
Incyte Corp.	04/22/19	Morgan Stanley Capital Services LLC	275,634 USD	(9,930)
Independent Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	237 USD	(3)
Independent Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	15,308 USD	(288)
Independent Bank Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,258 USD	(237)
Infineon Technologies AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,103,600 EUR	3,029
Infinera Corp.	04/22/19	Morgan Stanley Capital Services LLC	59,626 USD	4,110
ING Groep NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,421,473 EUR	4,126
Ingenico Group	03/27/18	Credit Suisse Securities (Europe) Limited	425,861 EUR	(13,672)
Ingevity Corp.	04/22/19	Morgan Stanley Capital Services LLC	256,579 USD	(3,156)
Ingredion, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,344 USD	(368)
Innogy SE	03/28/18	Credit Suisse Securities (Europe) Limited	330,319 EUR	10,793
Inovalon Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	60,738 USD	2,010
Inphi Corp.	04/22/19	Morgan Stanley Capital Services LLC	203,038 USD	11,164
Insperity, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,401 USD	2,029
Installed Building Products	04/22/19	Morgan Stanley Capital Services LLC	205,710 USD	1,164
Insteel Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,965 USD	(1,016)
Insulet Corp.	04/22/19	Morgan Stanley Capital Services LLC	156,739 USD	(10,839)
Integra LifeSciences Holding	04/22/19	Morgan Stanley Capital Services LLC	37,837 USD	(701)
Integrated Device Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,551 USD	(1,357)
Intel Corp.	04/22/19	Morgan Stanley Capital Services LLC	26,170 USD	426
Intellia Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	209,236 USD	(51,884)
Intelsat SA	04/22/19	Morgan Stanley Capital Services LLC	124,968 USD	4,765
Interactive Brokers Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	13,689 USD	(156)
Intercept Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	178,093 USD	(1,212)
International Bancshares Corp.	04/22/19	Morgan Stanley Capital Services LLC	349 USD	(1)
International Business Machines Corp	04/22/19	Morgan Stanley Capital Services LLC	34,286 USD	136
International Business Machines Corp.	04/22/19	Morgan Stanley Capital Services LLC	48,024 USD	369
International Paper Co.	04/22/19	Morgan Stanley Capital Services LLC	28,623 USD	(248)
Intra-Cellular Therapies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	44,100 USD	(8,064)
Intrawest Resorts Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	196,254 USD	(622)
Intrexon Corp.	04/22/19	Morgan Stanley Capital Services LLC	48,561 USD	(2,703)
Intuit, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,299 USD	72
Intuitive Surgical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,036 USD	757
Inventure Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,693 USD	60

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Invesco Ltd.	04/22/19	Morgan Stanley Capital Services LLC	14,262 USD	$(95)
Investors Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	13,728 USD	7
Ionis Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	90,506 USD	(603)
Iovance Biotherapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	169,980 USD	(38,246)
iRhythm Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,633 USD	(16,874)
iRobot Corp.	04/22/19	Morgan Stanley Capital Services LLC	14,837 USD	113
Iron Mountain, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,430 USD	223
Ironwood Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,049 USD	(9)
iShares MSCI Brazil Small Cap Index ETF	09/25/17	Credit Suisse Securities (Europe) Limited	1,205,274 USD	(6,388)
iShares NASDAQ Biotechnology Index ETF	09/25/17	Credit Suisse Securities (Europe) Limited	231,514 USD	(12,829)
J M Smucker Co.	04/22/19	Morgan Stanley Capital Services LLC	209,776 USD	9,562
J.B. Hunt Transport Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,151 USD	(6,343)
Jack Henry & Associates, Inc.	06/07/19	Barclays Bank plc	19,015,004 USD	(69,758)
Jacobs Engineering Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,922 USD	(736)
Jagged Peak Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	78,462 USD	(7,525)
JCDecaux SA	03/28/18	Credit Suisse Securities (Europe) Limited	22,029 EUR	624
Jetblue Airways Corp.	04/22/19	Morgan Stanley Capital Services LLC	322,612 USD	1,645
John Bean Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	204,518 USD	(13,336)
Johnson Controls International PLC	04/22/19	Morgan Stanley Capital Services LLC	377,499 USD	(12,610)
Johnson Matthey PLC	03/28/18	Credit Suisse Securities (Europe) Limited	316,843 GBP	17,350
Jounce Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,275 USD	16,274
JPMorgan Chase & Co.	04/22/19	Morgan Stanley Capital Services LLC	140,432 USD	(3,523)
Julius Baer Group Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	1,738,276 CHF	21,961
Juniper Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,589 USD	—
Juno Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	49,775 USD	(16,133)
Kansas City Southern	04/22/19	Morgan Stanley Capital Services LLC	150,142 USD	(4,426)
Karyopharm Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	53,885 USD	1,368
Kate Spade & Co.	04/22/19	Morgan Stanley Capital Services LLC	175,831 USD	(175)
KBR, Inc.	04/22/19	Morgan Stanley Capital Services LLC	97,361 USD	(2,695)
KCG Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	14,493 USD	(44)
Keane Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,787 USD	(4,581)
Kellogg Co.	04/22/19	Morgan Stanley Capital Services LLC	86,973 USD	2,301
Keryx Biopharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,381 USD	(1,811)
KeyCorp	04/22/19	Morgan Stanley Capital Services LLC	224,691 USD	(1,501)
KEYW Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	44,916 USD	(1,058)
Kimberly Clark Corp.	04/22/19	Morgan Stanley Capital Services LLC	119,756 USD	2,136
Kimco Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	132,784 USD	8,150
Kingfisher PLC	03/28/18	Credit Suisse Securities (Europe) Limited	136,218 GBP	471
Kirby Corp	04/22/19	Morgan Stanley Capital Services LLC	254,445 USD	(8,208)
Kite Pharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	9,386 USD	56
Kite Realty Group Trust	04/22/19	Morgan Stanley Capital Services LLC	112,559 USD	2,500
KLA-Tencor Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,999 USD	38
Klepierre SA	08/29/18	Credit Suisse Securities (Europe) Limited	1,771,831 EUR	19,151
Koninklijke DSM N.V.	03/28/18	Credit Suisse Securities (Europe) Limited	684,861 EUR	23,949
Koppers Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	207,154 USD	(8,156)
Kraft Heinz Co.	04/22/19	Morgan Stanley Capital Services LLC	295,579 USD	12,539
Kraton Corp.	04/22/19	Morgan Stanley Capital Services LLC	212,511 USD	(19,615)
Kratos Defense & Security Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,724 USD	(1,749)
Kroger Co.	04/22/19	Morgan Stanley Capital Services LLC	130,065 USD	(2,416)
L’ Oreal	03/28/18	Credit Suisse Securities (Europe) Limited	1,131,306 EUR	40,486
L’Oreal	05/09/18	JPMorgan Chase Bank, N.A.	1,883,000 EUR	67,387
L3 Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,730 USD	303
Ladenburg Thalmann Financial	04/22/19	Morgan Stanley Capital Services LLC	48,200 USD	—
Lafargeholcim Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	1,238,481 CHF	20,832
Lakeland Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	8,300 USD	(50)
Lam Research Corp.	04/22/19	Morgan Stanley Capital Services LLC	84,579 USD	3,963
Lamb Weston Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,377 USD	242
Lancaster Colony Corp.	04/22/19	Morgan Stanley Capital Services LLC	59,142 USD	652
Laredo Petroleum, Inc.	04/22/19	Morgan Stanley Capital Services LLC	261,287 USD	5,104
Las Vegas Sands Corp.	04/22/19	Morgan Stanley Capital Services LLC	155,035 USD	1,699

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LCI Industries	04/22/19	Morgan Stanley Capital Services LLC	35,864 USD	$(693)
LCNB Corp.	04/22/19	Morgan Stanley Capital Services LLC	8,312 USD	232
Lear Corp.	04/22/19	Morgan Stanley Capital Services LLC	54,569 USD	(1,553)
LegacyTexas Financial Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	76,466 USD	(747)
Legal & General Group PLC	01/17/18	Credit Suisse Securities (Europe) Limited	566,851 GBP	(12,564)
Legal & General Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	4,868,602 GBP	(10,694)
Legg Mason, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,507 USD	403
Leggett & Platt, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,198 USD	9
Leidos Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,504 USD	(67)
LendingClub Corp.	04/22/19	Morgan Stanley Capital Services LLC	122,430 USD	3,034
LendingTree, Inc.	04/22/19	Morgan Stanley Capital Services LLC	58,822 USD	1,135
Lennar Corp.	04/22/19	Morgan Stanley Capital Services LLC	330,911 USD	2,140
Lennox International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	224,179 USD	4,178
Leonardo SpA	04/04/18	Credit Suisse Securities (Europe) Limited	176,395 EUR	10,376
Level 3 Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	266,263 USD	10,384
Lexington Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	2,432 USD	83
LGI Homes, Inc.	04/22/19	Morgan Stanley Capital Services LLC	85,868 USD	(7,229)
Libbey, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,241 USD	1,085
Liberty Broadband Corp.	04/22/19	Morgan Stanley Capital Services LLC	405,457 USD	2,158
Liberty Interactive Corp.	04/22/19	Morgan Stanley Capital Services LLC	192,403 USD	(1,218)
Liberty Media Corp.	04/22/19	Morgan Stanley Capital Services LLC	51,456 USD	(214)
Liberty TripAdvisor Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	191,455 USD	(2,508)
Life Storage, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,632 USD	1,707
Lifeway Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,542 USD	370
Ligand Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	76,329 USD	333
Lindblad Expeditions Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59 USD	(4)
Lions Gate Entertainment Corp.	04/22/19	Morgan Stanley Capital Services LLC	248,181 USD	(13,588)
Lithia Motors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,630 USD	(1,183)
Live Nation Entertainment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	226,344 USD	1,248
LKQ Corp.	04/22/19	Morgan Stanley Capital Services LLC	266,614 USD	(4,499)
Lockheed Martin Corp.	04/22/19	Morgan Stanley Capital Services LLC	360,409 USD	349
Loral Space & Communications Ltd.	04/22/19	Morgan Stanley Capital Services LLC	293,524 USD	4,419
Lowe’s Cos, Inc.	04/22/19	Morgan Stanley Capital Services LLC	332,927 USD	9,162
Loxo Oncology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	78,069 USD	(3,965)
LSC Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	11,899 USD	(128)
Lululemon Athletica, Inc.	04/22/19	Morgan Stanley Capital Services LLC	324,651 USD	(40,052)
Lumentum Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,171 USD	1,183
Lumos Networks Corp.	04/22/19	Morgan Stanley Capital Services LLC	24,963 USD	(19)
Lydall, Inc.	04/22/19	Morgan Stanley Capital Services LLC	159,420 USD	5,819
LyondellBasell Industries NV	04/22/19	Morgan Stanley Capital Services LLC	162,845 USD	(8,214)
M&T Bank Corp.	04/22/19	Morgan Stanley Capital Services LLC	111,567 USD	(827)
MacDonald Dettwiler & Associates	08/07/18	Deutsche Bank AG	204 CAD	2
Macerich Co.	04/22/19	Morgan Stanley Capital Services LLC	133,571 USD	788
Macom Technology Solutions Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,381 USD	19
MacroGenics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	84,662 USD	1,192
Madison Square Garden Co.	04/22/19	Morgan Stanley Capital Services LLC	134,175 USD	677
Maiden Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	32,783 USD	437
MainSource Financial Group Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,436 USD	7
Manitowoc Company, Inc.	04/22/19	Morgan Stanley Capital Services LLC	12,983 USD	(287)
Marathon Oil Corp.	04/22/19	Morgan Stanley Capital Services LLC	70,979 USD	2,984
Marks & Spencer Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	135,693 GBP	9,294
Marriott International, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	89,750 USD	2,681
Marriott International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	557,306 USD	16,334
Martin Marietta Materials	04/22/19	Morgan Stanley Capital Services LLC	54,008 USD	811
Masco Corp.	04/22/19	Morgan Stanley Capital Services LLC	319,730 USD	3,772
Masonite International Corp.	04/22/19	Morgan Stanley Capital Services LLC	107,667 USD	(298)
Mastec, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,743 USD	(354)
Mastercard, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,941 USD	401
Matador Resources Co.	04/22/19	Morgan Stanley Capital Services LLC	301,660 USD	2,373
Matrix Service Co.	04/22/19	Morgan Stanley Capital Services LLC	45,885 USD	(6,466)
Matson, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,443 USD	(5,901)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Maxim Integrated Products	04/22/19	Morgan Stanley Capital Services LLC	537 USD	$(2)
Maximus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	4,952 USD	67
Mccormick & Co, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,438 USD	2,859
McDonald’s Corporation	04/22/19	Morgan Stanley Capital Services LLC	27,582 USD	13
McKesson Corp.	04/22/19	Morgan Stanley Capital Services LLC	130,771 USD	(368)
MDC Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	149,437 USD	(21,595)
Medical Properties Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,508 USD	1,579
Medicines Company	04/22/19	Morgan Stanley Capital Services LLC	15,544 USD	74
Medidata Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,798 USD	(1)
Medtronic PLC	04/22/19	Morgan Stanley Capital Services LLC	37,021 USD	12
Merck KGaA	07/06/18	Morgan Stanley Capital Services LLC	3,709,864 EUR	84,724
Mercury General Corp.	04/22/19	Morgan Stanley Capital Services LLC	165 USD	3
Mercury Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	161,363 USD	(13,437)
Meritage Homes Corp.	04/22/19	Morgan Stanley Capital Services LLC	46,781 USD	(1,622)
Metlife, Inc.	04/22/19	Morgan Stanley Capital Services LLC	425 USD	(14)
MGE Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,458 USD	3,299
MGM Resorts International	04/22/19	Morgan Stanley Capital Services LLC	366,761 USD	16,219
MGP Ingredients, Inc.	04/22/19	Morgan Stanley Capital Services LLC	50,200 USD	105
Michael Kors Holdings Ltd.	04/22/19	Morgan Stanley Capital Services LLC	389,846 USD	(18,075)
Michelin	03/28/18	Credit Suisse Securities (Europe) Limited	1,125,914 EUR	34,407
Microchip Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,601 USD	2,680
Micron Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	197,934 USD	7,427
Microsemi Corp.	04/22/19	Morgan Stanley Capital Services LLC	249,905 USD	6,545
Microsoft Corp.	04/22/19	Morgan Stanley Capital Services LLC	39,894 USD	121
Mid America Apartment Communities, Inc.	04/22/19	Morgan Stanley Capital Services LLC	47,635 USD	1,900
Middleby Corp.	04/22/19	Morgan Stanley Capital Services LLC	103,318 USD	2,951
Milacron Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	48,827 USD	2,477
Minerals Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	69,536 USD	(1,395)
Minerva Neurosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	248,821 USD	20,624
Mistras Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,879 USD	(106)
MKS Instruments, Inc.	04/22/19	Morgan Stanley Capital Services LLC	53,730 USD	2,178
Modine Manufacturing Co.	04/22/19	Morgan Stanley Capital Services LLC	277,109 USD	5,739
Mohawk Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	312,879 USD	2,549
Molson Coors Brewing Co.	04/22/19	Morgan Stanley Capital Services LLC	275,749 USD	3,087
Momenta Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,789 USD	(437)
Mondelez International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	411,924 USD	20,061
Monolithic Power Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,004 USD	15
Monro Muffler Brake, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,253 USD	8,689
Monsanto Co.	04/22/19	Morgan Stanley Capital Services LLC	283,313 USD	(1,579)
Monster Beverage Corp.	04/22/19	Morgan Stanley Capital Services LLC	202,241 USD	5,608
Moody’s Corp.	04/22/19	Morgan Stanley Capital Services LLC	10,980 USD	(93)
Moog, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,566 USD	97
Motorcar Parts of America, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,901 USD	(2,497)
MRC Global, Inc.	04/22/19	Morgan Stanley Capital Services LLC	84,194 USD	240
MSG Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,789 USD	420
Mueller Water Products, Inc.	04/22/19	Morgan Stanley Capital Services LLC	84,280 USD	(1,919)
Murphy USA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	132,105 USD	(7,444)
Mylan NV	04/22/19	Morgan Stanley Capital Services LLC	92,897 USD	(3,104)
MyoKardia, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,864 USD	1,988
MYR Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,109 USD	44
National Bank Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	8,046 USD	1
National Beverage Corp.	04/22/19	Morgan Stanley Capital Services LLC	23,533 USD	(137)
National Fuel Gas Co.	04/22/19	Morgan Stanley Capital Services LLC	40,740 USD	1,540
National Retail Properties	04/22/19	Morgan Stanley Capital Services LLC	126,987 USD	694
Nationstar Mortgage Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,818 USD	326
Natixis	03/28/18	Credit Suisse Securities (Europe) Limited	813,618 EUR	1,396
Navient Corp.	04/22/19	Morgan Stanley Capital Services LLC	26,449 USD	92
Navistar International Corp.	04/22/19	Morgan Stanley Capital Services LLC	83,694 USD	1,647
NBT Bancorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	4,682 USD	26
NCI Building Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,394 USD	3,058
Nektar Therapeutics	04/22/19	Morgan Stanley Capital Services LLC	125,000 USD	(10,051)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Neophotonics Corp.	04/22/19	Morgan Stanley Capital Services LLC	27,750 USD	$3,525
Nestle SA	03/28/18	Credit Suisse Securities (Europe) Limited	3,114,531 CHF	(98,243)
NetApp, Inc.	06/06/18	Skandinaviska Enskilda Banken AB (publ)	12,512,333 USD	(225,409)
Netflix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	438,563 USD	5,871
Netgear, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,252 USD	46
Neurocrine Biosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	146,402 USD	(6,180)
Nevro Corp.	04/22/19	Morgan Stanley Capital Services LLC	116,501 USD	(3,405)
New Jersey Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	58,604 USD	2,548
New York Community Bancorp	04/22/19	Morgan Stanley Capital Services LLC	86,797 USD	(1,187)
New York Mortgage Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	78 USD	4
Newell Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	461,672 USD	6,224
Newfield Exploration Co.	04/22/19	Morgan Stanley Capital Services LLC	319,465 USD	8,141
Newmont Mining Corp.	04/22/19	Morgan Stanley Capital Services LLC	229,764 USD	5,074
Newstar Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	102,844 USD	2,485
Nexstar Media Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	343,950 USD	12,778
Nextera Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	227,240 USD	3,312
NIC, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,401 USD	371
Nielsen Holdings PLC	04/22/19	Morgan Stanley Capital Services LLC	3,946 USD	2
Nike, Inc.	04/22/19	Morgan Stanley Capital Services LLC	521,591 USD	(60,739)
Nike, Inc.	06/06/18	Skandinaviska Enskilda Banken AB (publ)	23,286,940 USD	(2,878,321)
NiSource, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,368 USD	751
NL Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,287 USD	(13)
NN Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	2,326,891 EUR	37,021
Noble Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	129,289 USD	1,006
Nordson Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,552 USD	1
Norfolk Southern Corp.	04/22/19	Morgan Stanley Capital Services LLC	121,767 USD	(3,584)
Northrop Grumman Corp.	04/22/19	Morgan Stanley Capital Services LLC	359,727 USD	333
Northwest Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,356 USD	(222)
Northwest Natural Gas Co.	04/22/19	Morgan Stanley Capital Services LLC	30,247 USD	262
Novartis AG	03/28/18	Credit Suisse Securities (Europe) Limited	2,130,624 CHF	(38,236)
Novo Nordisk A/S	03/28/18	Credit Suisse Securities (Europe) Limited	4,278,285 DKK	14,747
Novocure Ltd.	04/22/19	Morgan Stanley Capital Services LLC	51,390 USD	(8,278)
Now, Inc.	04/22/19	Morgan Stanley Capital Services LLC	155,473 USD	5,929
NRG Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	187,033 USD	(5,590)
Nuance Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,545 USD	1,340
Nucor Corp.	04/22/19	Morgan Stanley Capital Services LLC	70,897 USD	(2,482)
Nutanix, Inc.	04/22/19	Morgan Stanley Capital Services LLC	169,300 USD	(26,316)
NV5 Global, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,068 USD	(2,332)
Nvidia Corp.	04/22/19	Morgan Stanley Capital Services LLC	355,338 USD	17,935
NVR, Inc.	04/22/19	Morgan Stanley Capital Services LLC	259,942 USD	(404)
NXP Semiconductors N.V.	04/22/19	Morgan Stanley Capital Services LLC	317,770 USD	(511)
O’Reilly Automotive, Inc.	04/22/19	Morgan Stanley Capital Services LLC	485,830 USD	23,632
Oasis Petroleum, Inc.	04/22/19	Morgan Stanley Capital Services LLC	178,282 USD	4,482
Occidental Petroleum Corp.	04/22/19	Morgan Stanley Capital Services LLC	13,741 USD	31
Oclaro, Inc.	04/22/19	Morgan Stanley Capital Services LLC	166,849 USD	4,445
Ocwen Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	85,319 USD	3,201
OFG Bancorp	04/22/19	Morgan Stanley Capital Services LLC	3,811 USD	(19)
Ollie’s Bargain Outlet Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	54,730 USD	(3,504)
Omega Healthcare Investors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	39,011 USD	(18)
Omnicell, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,047 USD	(3)
Omnicom Group	04/22/19	Morgan Stanley Capital Services LLC	269,433 USD	1,334
Omnova Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	5,571 USD	(532)
On Deck Capital, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,288 USD	(16,492)
On Semiconductor Corp.	04/22/19	Morgan Stanley Capital Services LLC	175,742 USD	14,001
One Gas, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,921 USD	1,795
OneMain Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	116,619 USD	(6,035)
ONEOK, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,756 USD	(39)
OPKO Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	171,664 USD	(3,265)
Opus Bank	04/22/19	Morgan Stanley Capital Services LLC	169,131 USD	(5,763)
Oracle Corp.	04/22/19	Morgan Stanley Capital Services LLC	93,953 USD	1,595
ORBCOMM, Inc.	04/22/19	Morgan Stanley Capital Services LLC	52,769 USD	(827)
Orbital ATK, Inc.	04/22/19	Morgan Stanley Capital Services LLC	91,625 USD	543

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ormat Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,265 USD	$3,406
Otonomy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,329 USD	(27,468)
Outfront Media, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,043 USD	21
Owens Corning	04/22/19	Morgan Stanley Capital Services LLC	71,743 USD	(865)
Owens Illinois, Inc.	04/22/19	Morgan Stanley Capital Services LLC	174,964 USD	(8,000)
PACCAR, Inc.	04/22/19	Morgan Stanley Capital Services LLC	90,568 USD	(4,001)
Pacific Biosciences of California	04/22/19	Morgan Stanley Capital Services LLC	65,704 USD	(5,175)
Pacific Continental Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,683 USD	51
Pacific Mercantile BanCorp	04/22/19	Morgan Stanley Capital Services LLC	3,224 USD	(322)
Pacific Premier BanCorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,802 USD	(740)
Pacwest BanCorp	04/22/19	Morgan Stanley Capital Services LLC	10,179 USD	45
Palo Alto Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	338,855 USD	(3,164)
Pandora Media, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,606 USD	(17,222)
Panera Bread Company	04/22/19	Morgan Stanley Capital Services LLC	32,092 USD	(1)
Paramount Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,968 USD	536
Park National Corp.	04/22/19	Morgan Stanley Capital Services LLC	9,748 USD	206
Parsley Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	414,766 USD	(22,823)
Party City Holdco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,972 USD	1,101
Patheon NV	04/22/19	Morgan Stanley Capital Services LLC	4,805 USD	(8)
Patrick Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	253,484 USD	14,682
Paychex, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,439 USD	5
Paycom Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	99,044 USD	(13)
Paylocity Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	168,257 USD	6,558
Paypal Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	292,033 USD	(7,767)
PDC Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	267,036 USD	7,600
Pebblebrook Hotel Trust	04/22/19	Morgan Stanley Capital Services LLC	2,205 USD	45
Penn National Gaming, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,141 USD	575
Penn Real Estate Investment Trust	04/22/19	Morgan Stanley Capital Services LLC	101,150 USD	2,100
Penn Virginia Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,232 USD	14
Penns Woods BanCorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125 USD	2
PennyMac Financial Service, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,981 USD	(217)
People’s United Financial	04/22/19	Morgan Stanley Capital Services LLC	50,224 USD	(354)
Perrigo Co. PLC	04/22/19	Morgan Stanley Capital Services LLC	71,129 USD	(1,294)
Peugeot SA	03/28/18	Credit Suisse Securities (Europe) Limited	518,468 EUR	6,704
PG&E Corp.	04/22/19	Morgan Stanley Capital Services LLC	201,696 USD	7,431
PGT Innovations, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,986 USD	(2,806)
PHH Corp.	04/22/19	Morgan Stanley Capital Services LLC	72,631 USD	711
Philip Morris International	04/22/19	Morgan Stanley Capital Services LLC	274,351 USD	2,220
Physicians Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	54,204 USD	2,343
Pilgrim’s Pride Corp.	04/22/19	Morgan Stanley Capital Services LLC	195,063 USD	13,850
Pinnacle Entertainment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,533 USD	(742)
Pinnacle Financial Partners	04/22/19	Morgan Stanley Capital Services LLC	94,991 USD	3,617
Pinnacle Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,897 USD	2,076
Pinnacle West Capital	04/22/19	Morgan Stanley Capital Services LLC	97,061 USD	148
Pioneer Natural Resources Co.	04/22/19	Morgan Stanley Capital Services LLC	370,510 USD	(3,864)
Planet Fitness, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,619 USD	202
Ply Gem Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	153,032 USD	(5,395)
PNC Financial Services Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	149,802 USD	(1,915)
PolyOne Corporation	04/22/19	Morgan Stanley Capital Services LLC	12,499 USD	(246)
Pool Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,734 USD	39
Popular, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,428 USD	(887)
Portola Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,154 USD	180
Post Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	213,828 USD	601
PPG Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	329,714 USD	3,133
PPL Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,044 USD	13
PRA Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,715 USD	(1,575)
Praxair, Inc.	04/22/19	Morgan Stanley Capital Services LLC	99,575 USD	1,091
Preferred Apartment Communities, Inc.	04/22/19	Morgan Stanley Capital Services LLC	177 USD	4
Preferred Bank	04/22/19	Morgan Stanley Capital Services LLC	5,194 USD	8
Priceline Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	125,577 USD	253
Primo Water Corp.	04/22/19	Morgan Stanley Capital Services LLC	232,566 USD	10,736
Procter & Gamble Co.	04/22/19	Morgan Stanley Capital Services LLC	450,738 USD	8,451

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Progenics Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	149,625 USD	$(705)
Prologis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	1,796 USD	(22)
Proofpoint, Inc.	04/22/19	Morgan Stanley Capital Services LLC	135,873 USD	(16)
Prosperity Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,678 USD	57
Protagonist Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	112,822 USD	(4,542)
Proteostasis Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,032 USD	(8,880)
Prothena Corp. PLC	04/22/19	Morgan Stanley Capital Services LLC	116,951 USD	1,134
Proto Labs, Inc.	04/22/19	Morgan Stanley Capital Services LLC	52,140 USD	(1,122)
Provident Financial Services	04/22/19	Morgan Stanley Capital Services LLC	2,948 USD	(148)
Proximus	03/28/18	Credit Suisse Securities (Europe) Limited	1,713,164 EUR	20,918
PTC, Inc.	04/22/19	Morgan Stanley Capital Services LLC	36,728 USD	404
Public Service Enterprise Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	109,573 USD	2,349
Public Storage	04/22/19	Morgan Stanley Capital Services LLC	50,644 USD	805
Puma Biotechnology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	106,409 USD	(11,232)
PVH Corp.	04/22/19	Morgan Stanley Capital Services LLC	310,823 USD	(25,349)
Pzena Investment Management, Inc.	04/22/19	Morgan Stanley Capital Services LLC	592 USD	(58)
Q2 Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	53,401 USD	1,339
QEP Resources, Inc.	04/22/19	Morgan Stanley Capital Services LLC	133,241 USD	(14,805)
QTS Realty Trust, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,167 USD	263
Qualcomm, Inc.	04/22/19	Morgan Stanley Capital Services LLC	86,360 USD	2,370
Qualcomm, Inc.	06/22/18	Skandinaviska Enskilda Banken AB (publ)	21,118,246 USD	479,384
Quanex Building Products	04/22/19	Morgan Stanley Capital Services LLC	44,796 USD	106
Quanta Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,832 USD	(1,260)
Quantenna Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	60,523 USD	502
Quintiles Ims Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	73,886 USD	317
Quotient Technology, Inc.	04/22/19	Morgan Stanley Capital Services LLC	71,664 USD	(947)
Ra Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,890 USD	14,305
Radian Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,110 USD	1
Radius Health, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,703 USD	(3,703)
Rait Financial Trust	04/22/19	Morgan Stanley Capital Services LLC	15,813 USD	1,077
Ralph Lauren Corp.	04/22/19	Morgan Stanley Capital Services LLC	252,213 USD	(7,784)
Ramco Gershenson Properties	04/22/19	Morgan Stanley Capital Services LLC	92,749 USD	3,727
Range Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	295,955 USD	(435)
Rapid7, Inc.	04/22/19	Morgan Stanley Capital Services LLC	22,843 USD	123
Rayonier Advanced Materials	04/22/19	Morgan Stanley Capital Services LLC	4,752 USD	(184)
Raytheon Company	04/22/19	Morgan Stanley Capital Services LLC	59,806 USD	58
Realty Income Corp.	04/22/19	Morgan Stanley Capital Services LLC	125,525 USD	3,301
Reckitt Benckiser Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,405,918 GBP	17,706
Reckitt Benckiser Group PLC	03/13/18	JPMorgan Chase Bank, N.A.	3,930,000 GBP	49,493
Red Electrica Corp.oracion SA	03/28/18	Credit Suisse Securities (Europe) Limited	178,579 EUR	20,145
Red Hat, Inc.	04/22/19	Morgan Stanley Capital Services LLC	243,494 USD	(18,287)
Red Robin Gourmet Burgers	04/22/19	Morgan Stanley Capital Services LLC	134,421 USD	593
Red Rock Resorts, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,597 USD	88
Regency Centers Corp.	04/22/19	Morgan Stanley Capital Services LLC	70,594 USD	(126)
Regeneron Pharmaceuticals	04/22/19	Morgan Stanley Capital Services LLC	101,591 USD	1,889
Regional Management Corp.	04/22/19	Morgan Stanley Capital Services LLC	842 USD	(9)
Regions Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	147,764 USD	(3,467)
RELX NV	05/09/18	JPMorgan Chase Bank, N.A.	927,750 EUR	31,695
RELX NV	03/28/18	Credit Suisse Securities (Europe) Limited	4,817,138 EUR	164,567
RELX PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,757,845 GBP	19,616
Repligen Corp.	04/22/19	Morgan Stanley Capital Services LLC	100,523 USD	404
Resolute Energy Corp.	04/22/19	Morgan Stanley Capital Services LLC	196,618 USD	552
Resource Capital Corp.	04/22/19	Morgan Stanley Capital Services LLC	127,549 USD	(2,820)
Retail Opportunity Investments Corp.	04/22/19	Morgan Stanley Capital Services LLC	84,746 USD	6,144
Retail Properties of America, Inc.	04/22/19	Morgan Stanley Capital Services LLC	82,561 USD	4,295
Retrophin, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,019 USD	(1,872)
REV Group Inc	04/22/19	Morgan Stanley Capital Services LLC	31,627 USD	1,428
Revlon, Inc.	04/22/19	Morgan Stanley Capital Services LLC	182,600 USD	(14,110)
Rexford Industrial Realty, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,376 USD	388
Rexnord Corp.	04/22/19	Morgan Stanley Capital Services LLC	34,933 USD	383
Reynolds American, Inc.	04/22/19	Morgan Stanley Capital Services LLC	333,938 USD	3,600
Rice Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	172,973 USD	(61,078)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ring Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	83,192 USD	$(3,700)
Rite Aid Corp.	04/22/19	Morgan Stanley Capital Services LLC	237,089 USD	1,959
RLI Corp.	04/22/19	Morgan Stanley Capital Services LLC	23,820 USD	224
RLJ Lodging Trust	04/22/19	Morgan Stanley Capital Services LLC	24,975 USD	1,151
Rockwell Automation, Inc.	04/22/19	Morgan Stanley Capital Services LLC	172,102 USD	(386)
Rockwell Collins, Inc.	04/22/19	Morgan Stanley Capital Services LLC	165,214 USD	1,079
Roper Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	329,096 USD	555
Ross Stores, Inc.	04/22/19	Morgan Stanley Capital Services LLC	206,759 USD	7,764
Royal Bank Of Scotland Group	05/10/18	JPMorgan Chase Bank, N.A.	1,257,500 GBP	28,003
Royal Bank Of Scotland Group	03/28/18	Credit Suisse Securities (Europe) Limited	2,612,204 GBP	53,658
Royal Caribbean Cruises Ltd	04/22/19	Morgan Stanley Capital Services LLC	237,818 USD	6,360
Royal Gold, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,982 USD	(188)
RPC, Inc.	04/22/19	Morgan Stanley Capital Services LLC	3,971 USD	10
RPM International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,141 USD	(188)
RSP Permian, Inc.	04/22/19	Morgan Stanley Capital Services LLC	272,854 USD	(9,540)
Ruby Tuesday, Inc.	04/22/19	Morgan Stanley Capital Services LLC	26,411 USD	2,498
Ryerson Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	142,318 USD	(13,577)
S&T BanCorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	861 USD	1
Sabre Corp.	04/22/19	Morgan Stanley Capital Services LLC	101,025 USD	3,408
Safeguard Scientifics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	23,041 USD	(1,117)
Sage Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	233,001 USD	(5,601)
Sainsbury PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,668,922 GBP	88,637
Salesforce.com, Inc.	04/22/19	Morgan Stanley Capital Services LLC	285,729 USD	382
Sally Beauty Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,151 USD	(1,242)
Sanderson Farms, Inc.	04/22/19	Morgan Stanley Capital Services LLC	8,831 USD	42
Sandvik AB	03/28/18	Credit Suisse Securities (Europe) Limited	19,538,504 SEK	27,671
Sandy Spring BanCorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,129 USD	(364)
Santander Consumer USA Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	20,973 USD	(1,842)
Sarepta Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	229,012 USD	(6,958)
SBA Communications Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,603 USD	(260)
Scana Corp.	04/22/19	Morgan Stanley Capital Services LLC	53,214 USD	2,019
Schulman (A.), Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,156 USD	(6,308)
Science Applications International Corp.	04/22/19	Morgan Stanley Capital Services LLC	31,858 USD	(6)
Scientific Games Corp.	04/22/19	Morgan Stanley Capital Services LLC	101,941 USD	(423)
Scotts Miracle Gro Co.	04/22/19	Morgan Stanley Capital Services LLC	97,665 USD	(294)
Scripps Networks Interactive, Inc.	04/22/19	Morgan Stanley Capital Services LLC	214,604 USD	(162)
Seacoast Banking Corp.	04/22/19	Morgan Stanley Capital Services LLC	28,715 USD	543
Sealed Air Corp.	04/22/19	Morgan Stanley Capital Services LLC	150,187 USD	912
Seattle Genetics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,710 USD	22,877
Select Comfort Corporation	04/22/19	Morgan Stanley Capital Services LLC	68,912 USD	(7,676)
Selecta Biosciences, Inc.	04/22/19	Morgan Stanley Capital Services LLC	158,327 USD	(17,036)
Sempra Energy	04/22/19	Morgan Stanley Capital Services LLC	190,196 USD	4,045
Senior Housing Prop Trust	04/22/19	Morgan Stanley Capital Services LLC	12,278 USD	14
Sensata Technologies Holding	04/22/19	Morgan Stanley Capital Services LLC	193,989 USD	(45)
Sensient Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	10,217 USD	(11)
Sequential Brands Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,405 USD	(5,452)
Seres Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	132,920 USD	(17,280)
Servicemaster Global Holding	04/22/19	Morgan Stanley Capital Services LLC	102,816 USD	21
Servicenow, Inc.	04/22/19	Morgan Stanley Capital Services LLC	269,755 USD	(10,721)
Servicesource International	04/22/19	Morgan Stanley Capital Services LLC	1,205 USD	(79)
Servisfirst Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,694 USD	1
Severn Trent PLC	03/28/18	Credit Suisse Securities (Europe) Limited	924,206 GBP	71,983
Shake Shack, Inc.	04/22/19	Morgan Stanley Capital Services LLC	227,067 USD	17,124
Shenandoah Telecommunication	04/22/19	Morgan Stanley Capital Services LLC	275,647 USD	7,083
Sherwin Williams Co.	04/22/19	Morgan Stanley Capital Services LLC	203,830 USD	2,379
Shiloh Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	40,576 USD	308
Shutterstock, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,812 USD	(26)
SI Green Realty Corp.	04/22/19	Morgan Stanley Capital Services LLC	37,370 USD	(83)
Siemens AG	03/28/18	Credit Suisse Securities (Europe) Limited	4,445,580 EUR	216,051
Signature Bank	04/22/19	Morgan Stanley Capital Services LLC	114,792 USD	(2,472)
Signet Jewelers Ltd.	04/22/19	Morgan Stanley Capital Services LLC	86,717 USD	(5,677)
Silver Spring Networks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,105 USD	(969)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Simon Property Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	113,620 USD	$(1,553)
Sinclair Broadcast Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	65,427 USD	1,305
Siteone Landscape Supply, Inc.	04/22/19	Morgan Stanley Capital Services LLC	56,314 USD	(1,265)
SJW Group	04/22/19	Morgan Stanley Capital Services LLC	42,992 USD	1,632
Skandinaviska Enskilda Banken AB	03/28/18	Credit Suisse Securities (Europe) Limited	13,752,967 SEK	31,694
Skechers USA, Inc.	04/22/19	Morgan Stanley Capital Services LLC	216,197 USD	(13,844)
Skechers USA, Inc.	06/06/18	Skandinaviska Enskilda Banken AB (publ)	23,624,901 USD	(2,809,400)
SKF AB	03/28/18	Credit Suisse Securities (Europe) Limited	16,624,221 SEK	79,863
Skywest, Inc.	04/22/19	Morgan Stanley Capital Services LLC	70,792 USD	1,013
Skyworks Solutions, Inc.	04/22/19	Morgan Stanley Capital Services LLC	89,987 USD	4,784
SLM Corp.	04/22/19	Morgan Stanley Capital Services LLC	7,263 USD	6
SM Energy Co.	04/22/19	Morgan Stanley Capital Services LLC	121,226 USD	(6,518)
Smart & Final Stores, Inc.	04/22/19	Morgan Stanley Capital Services LLC	94,409 USD	(5,845)
Smart Sand, Inc.	04/22/19	Morgan Stanley Capital Services LLC	99,802 USD	(7,403)
Smith (A.O.) Corp.	04/22/19	Morgan Stanley Capital Services LLC	236,909 USD	1,393
SNAM SpA	04/04/18	Credit Suisse Securities (Europe) Limited	1,457,987 EUR	131,485
Snyders Lance, Inc.	04/22/19	Morgan Stanley Capital Services LLC	228,579 USD	9,295
Solvay SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,125,095 EUR	36,138
Sonic Corp.	04/22/19	Morgan Stanley Capital Services LLC	2,661 USD	65
Sothebys	04/22/19	Morgan Stanley Capital Services LLC	12,740 USD	(33)
South Jersey Industries	04/22/19	Morgan Stanley Capital Services LLC	16,459 USD	160
South State Corp.	04/22/19	Morgan Stanley Capital Services LLC	23,707 USD	311
Southern Co.	04/22/19	Morgan Stanley Capital Services LLC	87,883 USD	3,087
Southern Copper Corp.	04/22/19	Morgan Stanley Capital Services LLC	231,728 USD	(1,332)
Southwest Airlines Co.	04/22/19	Morgan Stanley Capital Services LLC	571,267 USD	(12,538)
Southwest Gas Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,599 USD	1,251
Southwestern Energy Co.	04/22/19	Morgan Stanley Capital Services LLC	341,217 USD	5,303
Spark Therapeutics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	52,576 USD	(2,206)
Spectrum Brands Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	59,877 USD	1,983
Spirit Aerosystems Hold	04/22/19	Morgan Stanley Capital Services LLC	125,299 USD	(373)
Spirit Airlines, Inc.	04/22/19	Morgan Stanley Capital Services LLC	265,168 USD	5,421
Spirit Realty Capital, Inc.	04/22/19	Morgan Stanley Capital Services LLC	157,868 USD	6,926
Splunk, Inc.	04/22/19	Morgan Stanley Capital Services LLC	188,719 USD	2,745
Sportsman’s Warehouse Holding, Inc.	04/22/19	Morgan Stanley Capital Services LLC	138,935 USD	6,813
Sprint Corp.	04/22/19	Morgan Stanley Capital Services LLC	385,833 USD	(8,748)
SPS Commerce, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,847 USD	(149)
SPX Corp.	04/22/19	Morgan Stanley Capital Services LLC	52,299 USD	(260)
Square, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,933 USD	811
SRC Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	277,126 USD	(10,238)
SS&C Technologies Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,607 USD	(251)
Starbucks Corp.	04/22/19	Morgan Stanley Capital Services LLC	128,846 USD	2,196
State Bank Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	1,241 USD	(34)
Steel Dynamics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,353 USD	(5,820)
Stericycle, Inc.	04/22/19	Morgan Stanley Capital Services LLC	117,741 USD	2,727
Sterling BanCorp	04/22/19	Morgan Stanley Capital Services LLC	50,357 USD	532
Steven Madden, Ltd.	04/22/19	Morgan Stanley Capital Services LLC	245,401 USD	(7,403)
Stock Yards BanCorp, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,477 USD	(90)
Stonegate Bank	04/22/19	Morgan Stanley Capital Services LLC	3,282 USD	3
Store Capital Corp.	04/22/19	Morgan Stanley Capital Services LLC	110,786 USD	(7,593)
Storebrand ASA	03/28/18	Credit Suisse Securities (Europe) Limited	10,774,311 NOK	(105,227)
Storebrand ASA	03/13/18	JPMorgan Chase Bank, N.A.	10,620,000 NOK	(107,801)
Stryker Corp.	04/22/19	Morgan Stanley Capital Services LLC	23,762 USD	30
Stryker Corp.	09/25/17	Credit Suisse Securities (Europe) Limited	465,070 USD	8,068
Summit Hotel Properties, Inc.	04/22/19	Morgan Stanley Capital Services LLC	10,802 USD	171
Sun Communities, Inc.	04/22/19	Morgan Stanley Capital Services LLC	2,547 USD	4
Sun Hydraulics Corp.	04/22/19	Morgan Stanley Capital Services LLC	110,441 USD	1,291
Suncoke Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	128,286 USD	(18,112)
Sunrun, Inc.	04/22/19	Morgan Stanley Capital Services LLC	60,599 USD	(17,565)
Sunstone Hotel Investors, Inc.	04/22/19	Morgan Stanley Capital Services LLC	279 USD	5
Superior Energy Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,629 USD	(1,996)
Supervalu, Inc.	04/22/19	Morgan Stanley Capital Services LLC	206,830 USD	5,587
Surgery Partners, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,634 USD	(1,625)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SVB Financial Group	04/22/19	Morgan Stanley Capital Services LLC	52,874 USD	$312
Swift Transportation Co.	04/22/19	Morgan Stanley Capital Services LLC	4,147 USD	13
Swiss Life Holding AG	03/28/18	Credit Suisse Securities (Europe) Limited	293,093 CHF	5,307
Swisscom AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,041,276 CHF	(14,748)
Symantec Corp.	04/22/19	Morgan Stanley Capital Services LLC	160,188 USD	1,169
Synaptics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,282 USD	563
Synchronoss Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	152,528 USD	(78,578)
Synchrony Financial	04/22/19	Morgan Stanley Capital Services LLC	39,549 USD	(260)
Synergy Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	162,396 USD	(14,291)
Synopsys, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,827 USD	1
Synovus Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	194,965 USD	(4,026)
Syros Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	139,626 USD	9,876
Sysco Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,786 USD	797
T Rowe Price Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,489 USD	(265)
T-Mobile Us, Inc.	04/22/19	Morgan Stanley Capital Services LLC	162,411 USD	6,557
T-Mobile Us, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	538,056 USD	25,211
Take Two Interactive Software, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,746 USD	(33)
Tanger Factory Outlet Center, Inc.	04/22/19	Morgan Stanley Capital Services LLC	121,627 USD	3,677
Targa Resources Corp.	04/22/19	Morgan Stanley Capital Services LLC	135 USD	(1)
Target Corp.	04/22/19	Morgan Stanley Capital Services LLC	99,068 USD	(1,799)
Taubman Centers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	28,761 USD	(61)
Taylor Morrison Home Corp.	04/22/19	Morgan Stanley Capital Services LLC	238,646 USD	1,139
TD Ameritrade Holding Corp.	04/22/19	Morgan Stanley Capital Services LLC	529 USD	(29)
Team, Inc.	04/22/19	Morgan Stanley Capital Services LLC	182,734 USD	13,003
Tele2 AB	03/28/18	Credit Suisse Securities (Europe) Limited	28,451,786 SEK	22,819
Teledyne Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	81,940 USD	(139)
Teleflex, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,035 USD	(157)
Telefonica Brasil	09/25/17	Credit Suisse Securities (Europe) Limited	2,372,991 USD	65,013
Telefonica S.A.	03/28/18	Credit Suisse Securities (Europe) Limited	8,283,649 EUR	518,528
Telefonica S.A.	07/23/18	JPMorgan Chase Bank, N.A.	9,098 EUR	708
Telenor ASA	03/28/18	Credit Suisse Securities (Europe) Limited	6,185,395 NOK	(4,846)
Telia Co. AB	03/28/18	Credit Suisse Securities (Europe) Limited	6,203,869 SEK	(190)
Tempur Sealy International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	180,137 USD	(17,353)
Tenet Healthcare Corp.	04/22/19	Morgan Stanley Capital Services LLC	67,850 USD	(3,921)
Tenneco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	110,525 USD	(2,996)
Teradata Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,818 USD	(228)
Teradyne, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,488 USD	83
Teradyne, Inc.	06/28/18	Skandinaviska Enskilda Banken AB (publ)	21,180,647 USD	1,118,054
Terna SpA	04/04/18	Credit Suisse Securities (Europe) Limited	1,648,891 EUR	125,152
Terraform Power, Inc.	04/22/19	Morgan Stanley Capital Services LLC	92,489 USD	113
Tesaro, Inc.	04/22/19	Morgan Stanley Capital Services LLC	429,145 USD	10,963
Tesco PLC	03/28/18	Credit Suisse Securities (Europe) Limited	991,839 GBP	80,043
Tesla, Inc.	04/22/19	Morgan Stanley Capital Services LLC	558,293 USD	19,494
Tetra Technologies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	67,698 USD	5,771
Texas Capital Bancshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,359 USD	(72)
Texas Instruments, Inc.	04/22/19	Morgan Stanley Capital Services LLC	34,712 USD	17
Textron, Inc.	04/22/19	Morgan Stanley Capital Services LLC	188,242 USD	2,150
Theravance Biopharma, Inc.	04/22/19	Morgan Stanley Capital Services LLC	147,200 USD	(8,893)
Thermon Group Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	32,808 USD	(912)
Third Point Reinsurance Ltd	04/22/19	Morgan Stanley Capital Services LLC	20,885 USD	(619)
Thor Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,153 USD	490
Tiffany & Co.	04/22/19	Morgan Stanley Capital Services LLC	25,925 USD	(265)
Tile Shop Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	46,574 USD	(240)
Time Warner, Inc.	04/22/19	Morgan Stanley Capital Services LLC	327,385 USD	(1,859)
Timkensteel Corp.	04/22/19	Morgan Stanley Capital Services LLC	72,237 USD	(11,022)
Titan International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	60,764 USD	402
Tivo Corp.	04/22/19	Morgan Stanley Capital Services LLC	32,508 USD	430
TJX Companies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	176,598 USD	(1,373)
Toll Brothers, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,520 USD	(641)
Tompkins Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	3,669 USD	48
Tootsie Roll Industries, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,026 USD	246
Topbuild Corp.	04/22/19	Morgan Stanley Capital Services LLC	95,445 USD	343

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Total System Services, Inc.	04/22/19	Morgan Stanley Capital Services LLC	252,778 USD	$3,876
Tower International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	633 USD	4
TPI Composites, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,095 USD	(4,175)
Tractor Supply Company	04/22/19	Morgan Stanley Capital Services LLC	178,657 USD	1,390
Trade Desk, Inc.	04/22/19	Morgan Stanley Capital Services LLC	154,001 USD	(3,094)
Transdigm Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	342,488 USD	1,560
Transunion	04/22/19	Morgan Stanley Capital Services LLC	41,467 USD	236
Treehouse Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	306,577 USD	(6,704)
Trevena, Inc.	04/22/19	Morgan Stanley Capital Services LLC	95,732 USD	5,121
Trex Company, Inc.	04/22/19	Morgan Stanley Capital Services LLC	75,610 USD	304
Tri Pointe Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	48,244 USD	(2,868)
Trico Bancshares	04/22/19	Morgan Stanley Capital Services LLC	9,764 USD	98
Trinet Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	115,447 USD	(485)
Trinseo SA	04/22/19	Morgan Stanley Capital Services LLC	78,083 USD	(3,670)
TripAdvisor, Inc.	04/22/19	Morgan Stanley Capital Services LLC	252,282 USD	(4,269)
Triumph Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	13,997 USD	408
Trustmark Corp.	04/22/19	Morgan Stanley Capital Services LLC	5,380 USD	74
Turning Point Brands, Inc.	04/22/19	Morgan Stanley Capital Services LLC	25,821 USD	188
Twenty First Century Fox, Inc.	04/22/19	Morgan Stanley Capital Services LLC	356,588 USD	(7,127)
Twitter, Inc.	04/22/19	Morgan Stanley Capital Services LLC	250,646 USD	(14,348)
Tyson Foods, Inc.	04/22/19	Morgan Stanley Capital Services LLC	212,827 USD	(2,119)
UBI Banca SpA	04/04/18	Credit Suisse Securities (Europe) Limited	1,920,981 EUR	(97,076)
UBI Banca SpA	03/09/18	JPMorgan Chase Bank, N.A.	699,739 EUR	(41,993)
UGI Corp.	04/22/19	Morgan Stanley Capital Services LLC	156,556 USD	4,694
Ulta Beauty, Inc.	04/22/19	Morgan Stanley Capital Services LLC	278,000 USD	9,050
Ultimate Software Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,820 USD	906
Ultra Petroleum Corp.	04/22/19	Morgan Stanley Capital Services LLC	110,576 USD	(745)
Ultragenyx Pharmaceutical, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,531 USD	287
UMB Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	12,104 USD	(173)
Unifi, Inc.	04/22/19	Morgan Stanley Capital Services LLC	173,982 USD	(8,231)
Unilever NV CVA	03/28/18	Credit Suisse Securities (Europe) Limited	541,337 EUR	14,800
Union Bankshares Corp.	04/22/19	Morgan Stanley Capital Services LLC	6,037 USD	71
Union Pacific Corp.	04/22/19	Morgan Stanley Capital Services LLC	115,596 USD	(1,046)
Unisys Corp.	04/22/19	Morgan Stanley Capital Services LLC	47,616 USD	(1,536)
Unit Corp.	04/22/19	Morgan Stanley Capital Services LLC	79,350 USD	(3,923)
United Bankshares, Inc.	04/22/19	Morgan Stanley Capital Services LLC	341,856 USD	5,715
United Community Banks, Inc	04/22/19	Morgan Stanley Capital Services LLC	92,792 USD	(866)
United Continental Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	539,877 USD	11,772
United Insurance Holdings Co.	04/22/19	Morgan Stanley Capital Services LLC	71,974 USD	2,982
United Parcel Service	04/22/19	Morgan Stanley Capital Services LLC	10,779 USD	(59)
United Rentals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	221,269 USD	(15,760)
United States Steel Corp.	04/22/19	Morgan Stanley Capital Services LLC	156,516 USD	(11,150)
United Technologies Corp.	04/22/19	Morgan Stanley Capital Services LLC	18,715 USD	32
United Utilities Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	728,678 GBP	69,900
Uniti Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	66,844 USD	1,908
Univar, Inc.	04/22/19	Morgan Stanley Capital Services LLC	136,979 USD	61
Universal Display Corp.	04/22/19	Morgan Stanley Capital Services LLC	57,414 USD	3,117
Universal Electronics Inc	04/22/19	Morgan Stanley Capital Services LLC	145,150 USD	18
Universal Forest Products	04/22/19	Morgan Stanley Capital Services LLC	64,114 USD	640
Universal Insurance Holdings	04/22/19	Morgan Stanley Capital Services LLC	35,204 USD	277
Urban Edge Properties	04/22/19	Morgan Stanley Capital Services LLC	99,050 USD	5,032
Urban Outfitters, Inc.	04/22/19	Morgan Stanley Capital Services LLC	41,215 USD	(1,779)
Urstadt Biddle	04/22/19	Morgan Stanley Capital Services LLC	49,479 USD	1,147
US BanCorp.	04/22/19	Morgan Stanley Capital Services LLC	440,108 USD	2,527
US Concrete, Inc.	04/22/19	Morgan Stanley Capital Services LLC	183,748 USD	(22,289)
US Foods Holding Corp.	06/22/18	Skandinaviska Enskilda Banken AB (publ)	15,868,823 USD	180,985
US Silica Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	269,346 USD	(13,296)
USG Corp.	04/22/19	Morgan Stanley Capital Services LLC	148,773 USD	(2,015)
Vail Resorts, Inc.	04/22/19	Morgan Stanley Capital Services LLC	271,567 USD	4,846
Valeo SA	03/28/18	Credit Suisse Securities (Europe) Limited	284,874 EUR	8,435
Valvoline, Inc.	04/22/19	Morgan Stanley Capital Services LLC	155,744 USD	(856)
Vantiv, Inc.	04/22/19	Morgan Stanley Capital Services LLC	160,941 USD	(2,793)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Varex Imaging Corp.	04/22/19	Morgan Stanley Capital Services LLC	4,342 USD	$15
Varian Medical Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	18,386 USD	19
Vasco Data Security International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,222 USD	(1,292)
Vectrus, Inc.	04/22/19	Morgan Stanley Capital Services LLC	43,405 USD	(1,487)
Veeva Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	29,772 USD	97
Ventas, Inc.	04/22/19	Morgan Stanley Capital Services LLC	57,230 USD	48
Vereit, Inc.	04/22/19	Morgan Stanley Capital Services LLC	78,796 USD	2,891
Verifone Systems, Inc.	04/22/19	Morgan Stanley Capital Services LLC	30,079 USD	(872)
Verisign, Inc.	04/22/19	Morgan Stanley Capital Services LLC	49,173 USD	(3)
Verisk Analytics, Inc.	04/22/19	Morgan Stanley Capital Services LLC	159,501 USD	(128)
Verizon Communications, Inc.	04/22/19	Morgan Stanley Capital Services LLC	104,881 USD	1,448
Versartis, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,639 USD	(1,305)
Vertex Pharmaceuticals, Inc.	04/22/19	Morgan Stanley Capital Services LLC	202,385 USD	(4,838)
VF Corp.	04/22/19	Morgan Stanley Capital Services LLC	530,977 USD	(13,285)
VF Corp.	06/06/18	Skandinaviska Enskilda Banken AB (publ)	12,730,087 USD	(800,211)
Viacom, Inc.	04/22/19	Morgan Stanley Capital Services LLC	113,213 USD	4,447
Vinci SA	03/28/18	Credit Suisse Securities (Europe) Limited	737,446 EUR	40,042
Virtu Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	27,292 USD	(313)
Virtus Investment Partners	04/22/19	Morgan Stanley Capital Services LLC	19,428 USD	(432)
Virtusa Corp.	04/22/19	Morgan Stanley Capital Services LLC	61,006 USD	971
Visa, Inc.	04/22/19	Morgan Stanley Capital Services LLC	291,774 USD	1,619
Vista Outdoor, Inc.	04/22/19	Morgan Stanley Capital Services LLC	162,346 USD	7,275
Visteon Corp.	04/22/19	Morgan Stanley Capital Services LLC	18,217 USD	50
Vitamin Shoppe, Inc.	04/22/19	Morgan Stanley Capital Services LLC	76,764 USD	(1,034)
VMware, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,261 USD	841
Vonage Holdings Corp.	04/22/19	Morgan Stanley Capital Services LLC	137,676 USD	6,582
Vornado Realty Trust	04/22/19	Morgan Stanley Capital Services LLC	31,336 USD	(120)
Voya Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	33,913 USD	453
Vulcan Materials Co.	04/22/19	Morgan Stanley Capital Services LLC	82,331 USD	1,383
Wabco Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,807 USD	(2,308)
Wabtec Corp.	04/22/19	Morgan Stanley Capital Services LLC	157,595 USD	(5,366)
Waddell & Reed Financial, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,676 USD	(212)
Wageworks, Inc.	04/22/19	Morgan Stanley Capital Services LLC	269,593 USD	11,410
Walgreens Boots Alliance, Inc.	04/22/19	Morgan Stanley Capital Services LLC	19,754 USD	(58)
Walker & Dunlop, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,024 USD	82
Walt Disney Co.	04/22/19	Morgan Stanley Capital Services LLC	467,056 USD	(1,294)
Washington Federal, Inc.	04/22/19	Morgan Stanley Capital Services LLC	72,696 USD	652
Washington Prime Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	61,075 USD	(964)
Washington Trust BanCorp	04/22/19	Morgan Stanley Capital Services LLC	2,250 USD	(70)
Watsco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,851 USD	(14)
WD 40 Co.	04/22/19	Morgan Stanley Capital Services LLC	2,102 USD	5
Weatherford International PLC	04/22/19	Morgan Stanley Capital Services LLC	274,616 USD	(4,794)
Web.Com Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	16,708 USD	(1,357)
Webster Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	168,649 USD	(22)
Wec Energy Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	207,340 USD	6,443
Weight Watchers International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,763 USD	(4,809)
Weingarten Realty Investors	04/22/19	Morgan Stanley Capital Services LLC	103,041 USD	6,269
Welbilt, Inc.	04/22/19	Morgan Stanley Capital Services LLC	21,403 USD	291
Wells Fargo & Co.	04/22/19	Morgan Stanley Capital Services LLC	249,925 USD	(4,351)
Welltower, Inc.	04/22/19	Morgan Stanley Capital Services LLC	31,447 USD	683
Wendy’s Co.	04/22/19	Morgan Stanley Capital Services LLC	119,825 USD	(719)
Wesbanco, Inc.	04/22/19	Morgan Stanley Capital Services LLC	7,282 USD	(33)
Wesco Aircraft Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	100,655 USD	(5,892)
WESCO International, Inc.	04/22/19	Morgan Stanley Capital Services LLC	77,906 USD	(2,772)
West Pharmaceutcials Services	04/22/19	Morgan Stanley Capital Services LLC	14,166 USD	(12)
Westamerica Bancorporation	04/22/19	Morgan Stanley Capital Services LLC	3,578 USD	(8)
Western Alliance Bancorp	04/22/19	Morgan Stanley Capital Services LLC	166,530 USD	(258)
Western Digital Corp.	04/22/19	Morgan Stanley Capital Services LLC	11,118 USD	309
Western Union Co.	04/22/19	Morgan Stanley Capital Services LLC	33,195 USD	(105)
Westlake Chemical Corp.	04/22/19	Morgan Stanley Capital Services LLC	206,552 USD	(11,610)
Westmoreland Coal Company	04/22/19	Morgan Stanley Capital Services LLC	80,486 USD	(1,194)
WEX, Inc.	04/22/19	Morgan Stanley Capital Services LLC	205,044 USD	2,760

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Weyerhaeuser Co.	04/22/19	Morgan Stanley Capital Services LLC	13,884 USD	$82
WGL Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	38,229 USD	102
Whirlpool Corp.	04/22/19	Morgan Stanley Capital Services LLC	133,161 USD	2,285
Whitestone REIT	04/22/19	Morgan Stanley Capital Services LLC	25,359 USD	185
whiting Petroleum Corp.	04/22/19	Morgan Stanley Capital Services LLC	40,159 USD	933
WildHorse Resource Development Corp.	04/22/19	Morgan Stanley Capital Services LLC	59,151 USD	(1,103)
Williams Companies, Inc.	04/22/19	Morgan Stanley Capital Services LLC	6,034 USD	(22)
Wingstop, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,359 USD	1,906
Winnebago Industries	04/22/19	Morgan Stanley Capital Services LLC	130,974 USD	(26,561)
wintrust Financial Corp.	04/22/19	Morgan Stanley Capital Services LLC	171,564 USD	(1,038)
WisdomTree Investments, Inc.	04/22/19	Morgan Stanley Capital Services LLC	98,889 USD	(3,838)
WM Morrison Supermarkets	03/28/18	Credit Suisse Securities (Europe) Limited	361,959 GBP	(2,555)
wolverine Worldwide, Inc.	04/22/19	Morgan Stanley Capital Services LLC	111,336 USD	(5,354)
Workday, Inc.	04/22/19	Morgan Stanley Capital Services LLC	329,881 USD	5,707
World Acceptance Corp.	04/22/19	Morgan Stanley Capital Services LLC	51,778 USD	(1,108)
World Wrestiling Entertainment, Inc.	04/22/19	Morgan Stanley Capital Services LLC	51,339 USD	943
WPP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,909,469 GBP	77,625
WPX Energy, Inc.	04/22/19	Morgan Stanley Capital Services LLC	105,477 USD	(4,145)
WR Grace & Co.	04/22/19	Morgan Stanley Capital Services LLC	33,655 USD	(406)
WSFS FIinancial Corp.	04/22/19	Morgan Stanley Capital Services LLC	16,880 USD	(35)
WW Grainger, Inc.	04/22/19	Morgan Stanley Capital Services LLC	95,470 USD	(1,474)
Wyndham Worldwide Corp.	04/22/19	Morgan Stanley Capital Services LLC	114,281 USD	1,018
Wynn Resorts Ltd.	04/22/19	Morgan Stanley Capital Services LLC	334,014 USD	324
Xcel Energy , Inc.	04/22/19	Morgan Stanley Capital Services LLC	143,274 USD	312
Xencor, Inc.	04/22/19	Morgan Stanley Capital Services LLC	175,663 USD	(4,236)
Xilinx, Inc.	04/22/19	Morgan Stanley Capital Services LLC	35,925 USD	227
Xperi Corp.	04/22/19	Morgan Stanley Capital Services LLC	51,889 USD	1,229
Xylem, Inc.	04/22/19	Morgan Stanley Capital Services LLC	15,044 USD	(310)
YRC Worldwide, Inc.	04/22/19	Morgan Stanley Capital Services LLC	87,190 USD	(6,396)
Yum China Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	193,980 USD	1,601
ZAGG, Inc.	04/22/19	Morgan Stanley Capital Services LLC	114,982 USD	(669)
Zayo Group Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	315,483 USD	10,191
Zendesk, Inc.	04/22/19	Morgan Stanley Capital Services LLC	63,094 USD	(1,244)
Zillow Group, Inc.	04/22/19	Morgan Stanley Capital Services LLC	108,829 USD	(8,143)
Zimmer Bioment Holdings, Inc.	04/22/19	Morgan Stanley Capital Services LLC	24,005 USD	122
Zions Bancorporation	04/22/19	Morgan Stanley Capital Services LLC	201,806 USD	(3,736)
Zoe’s Kitchen, Inc.	04/22/19	Morgan Stanley Capital Services LLC	62,549 USD	7,643

Total Sells				$(4,279,560)

Total OTC Total Return Swaps Outstanding				$(14,287,836)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2017

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.20%	10/31/19	Morgan Stanley & Co. LLC	4,091,000 USD	$(42,844)	$—	$(42,844)
Pays	3-Month USD LIBOR	1.95%	06/26/24	Morgan Stanley & Co. LLC	10,801,000 USD	(119,739)	—	(119,739)
Pays	3-Month USD LIBOR	1.96%	06/26/24	Morgan Stanley & Co. LLC	6,581,000 USD	(69,674)	—	(69,674)
Pays	3-Month USD LIBOR	1.97%	06/26/24	Morgan Stanley & Co. LLC	6,445,000 USD	(63,369)	—	(63,369)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.98%	07/25/24	Morgan Stanley & Co. LLC	3,506,000 USD	$(35,620)	$—	$(35,620)
Pays	3-Month USD LIBOR	1.99%	06/26/24	Morgan Stanley & Co. LLC	8,038,000 USD	(69,852)	—	(69,852)
Pays	3-Month USD LIBOR	1.99%	05/25/24	Morgan Stanley & Co. LLC	3,193,000 USD	(24,828)	(1,176)	(23,652)
Pays	3-Month USD LIBOR	2.01%	04/25/24	Morgan Stanley & Co. LLC	7,779,000 USD	(48,241)	—	(48,241)
Pays	3-Month USD LIBOR	2.03%	05/25/24	Morgan Stanley & Co. LLC	11,661,000 USD	(61,321)	—	(61,321)
Pays	3-Month USD LIBOR	2.03%	06/26/24	Morgan Stanley & Co. LLC	4,027,000 USD	(22,441)	—	(22,441)
Pays	3-Month USD LIBOR	2.05%	04/25/24	Morgan Stanley & Co. LLC	21,022,000 USD	(81,818)	—	(81,818)
Pays	3-Month USD LIBOR	2.07%	05/25/24	Morgan Stanley & Co. LLC	3,462,000 USD	(9,548)	—	(9,548)
Pays	3-Month USD LIBOR	2.08%	05/25/24	Morgan Stanley & Co. LLC	5,886,000 USD	(10,498)	—	(10,498)
Pays	3-Month USD LIBOR	2.13%	05/25/24	Morgan Stanley & Co. LLC	15,250,000 USD	20,842	—	20,842
Pays	3-Month USD LIBOR	2.13%	04/25/24	Morgan Stanley & Co. LLC	10,293,000 USD	17,717	—	17,717
Pays	3-Month USD LIBOR	2.17%	04/25/24	Morgan Stanley & Co. LLC	2,609,000 USD	11,395	—	11,395
Pays	3-Month USD LIBOR	2.20%	01/30/24	Morgan Stanley & Co. LLC	79,523,500 USD	541,077	—	541,077
Pays	3-Month USD LIBOR	2.22%	03/27/24	Morgan Stanley & Co. LLC	10,599,000 USD	77,727	—	77,727
Pays	3-Month USD LIBOR	2.24%	02/25/24	Morgan Stanley & Co. LLC	2,350,000 USD	21,698	—	21,698
Pays	3-Month USD LIBOR	2.26%	04/26/24	Morgan Stanley & Co. LLC	3,000,000 USD	29,661	—	29,661
Pays	3-Month USD LIBOR	2.32%	03/27/24	Morgan Stanley & Co. LLC	376,000 USD	5,122	—	5,122
Pays	3-Month USD LIBOR	2.40%	03/27/24	Morgan Stanley & Co. LLC	378,000 USD	7,273	—	7,273
Pays	3-Month ZAR-JIBAR-SAFEX	7.08%	06/21/19	Credit Suisse Securities (USA) LLC	199,326,957 ZAR	(16,711)	—	(16,711)
Pays	28-Day MXN-TIIE-Banxico	7.28%	05/26/27	Credit Suisse Securities (USA) LLC	75,364,833 MXN	27,340	—	27,340

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	28-Day MXN-TIIE-Banxico	7.30%	05/26/27	Credit Suisse Securities (USA) LLC	75,371,993 MXN	$34,950	$—	$34,950
Pays	BRL-CDI	9.94%	01/04/21	Credit Suisse Securities (USA) LLC	31,678,452 BRL	2,976	—	2,976
Pays	BRL-CDI	10.00%	01/04/21	Credit Suisse Securities (USA) LLC	31,738,910 BRL	2,976	—	2,976
Receives	3-Month USD LIBOR	0.94%	07/18/19	Morgan Stanley & Co. LLC	1,465,000 USD	20,083	—	20,083
Receives	3-Month USD LIBOR	1.03%	08/03/20	Morgan Stanley & Co. LLC	4,000,000 USD	87,543	—	87,543
Receives	3-Month USD LIBOR	1.09%	04/04/20	Morgan Stanley & Co. LLC	1,600,000 USD	26,813	—	26,813
Receives	3-Month USD LIBOR	1.18%	02/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	303,896	—	303,896
Receives	3-Month USD LIBOR	1.30%	08/12/18	Morgan Stanley & Co. LLC	5,500,000 USD	10,114	—	10,114
Receives	6-Month GBP LIBOR	1.37%	01/05/67	Credit Suisse Securities (USA) LLC	2,693,653 GBP	135,346	95	135,251
Receives	6-Month GBP LIBOR	1.44%	01/05/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	196,051	—	196,051
Receives	3-Month USD LIBOR	1.52%	05/25/19	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	23,034	—	23,034
Receives	3-Month USD LIBOR	1.52%	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	123,052	—	123,052
Receives	6-Month GBP LIBOR	1.56%	11/29/46	Credit Suisse Securities (USA) LLC	2,761,160 GBP	50,210	—	50,210
Receives	3-Month USD LIBOR	1.56%	09/26/26	Morgan Stanley & Co. LLC	3,600,000 USD	213,175	—	213,175
Receives	6-Month GBP LIBOR	1.60%	12/01/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	9,848	—	9,848
Receives	3-Month USD LIBOR	1.62%	07/25/26	Morgan Stanley & Co. LLC	1,900,000 USD	99,185	4,658	94,527
Receives	3-Month USD LIBOR	1.77%	10/24/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	83,592	—	83,592
Receives	3-Month USD LIBOR	1.79%	01/09/21	Morgan Stanley & Co. LLC	1,210,000 USD	765	—	765
Receives	3-Month USD LIBOR	1.86%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(37,715)	—	(37,715)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.86%	05/25/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	$28,435	$—	$28,435
Receives	3-Month USD LIBOR	1.92%	09/29/19	Morgan Stanley & Co. LLC	2,311,250 USD	(13,874)	—	(13,874)
Receives	3-Month USD LIBOR	1.95%	12/29/20	Morgan Stanley & Co. LLC	6,990,000 USD	(35,502)	—	(35,502)
Receives	3-Month USD LIBOR	1.96%	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	28,791	—	28,791
Receives	3-Month USD LIBOR	2.04%	10/26/25	Morgan Stanley & Co. LLC	3,900,000 USD	48,743	—	48,743
Receives	3-Month USD LIBOR	2.05%	07/25/24	Morgan Stanley & Co. LLC	9,571,000 USD	41,173	—	41,173
Receives	3-Month USD LIBOR	2.11%	07/25/24	Morgan Stanley & Co. LLC	11,556,000 USD	(3,426)	—	(3,426)
Receives	3-Month USD LIBOR	2.18%	06/26/27	Morgan Stanley & Co. LLC	5,600,000 USD	58,034	—	58,034
Receives	3-Month USD LIBOR	2.19%	05/25/27	Morgan Stanley & Co. LLC	1,500,000 USD	12,778	—	12,778
Receives	3-Month USD LIBOR	2.27%	01/25/26	Morgan Stanley & Co. LLC	2,000,000 USD	(7,684)	—	(7,684)
Receives	3-Month USD LIBOR	2.30%	01/26/25	Morgan Stanley & Co. LLC	2,430,000 USD	(24,969)	—	(24,969)
Receives	3-Month USD LIBOR	2.33%	08/25/25	Morgan Stanley & Co. LLC	38,000,000 USD	(394,895)	—	(394,895)
Receives	3-Month USD LIBOR	2.34%	01/25/27	Morgan Stanley & Co. LLC	1,000,000 USD	(5,632)	—	(5,632)
Receives	3-Month USD LIBOR	2.40%	01/25/27	Morgan Stanley & Co. LLC	5,900,000 USD	(63,675)	—	(63,675)
Receives	3-Month USD LIBOR	2.41%	02/27/27	Morgan Stanley & Co. LLC	2,300,000 USD	(26,779)	—	(26,779)
Receives	3-Month USD LIBOR	2.41%	12/22/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(846,673)	—	(846,673)
Receives	3-Month USD LIBOR	2.53%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(57,258)	—	(57,258)
Receives	3-Month USD LIBOR	2.58%	03/27/27	Morgan Stanley & Co. LLC	300,000 USD	(7,891)	—	(7,891)

Total Centrally Cleared Interest Rate Swaps Outstanding						$198,938	$3,577	$195,361

Abbreviation Legend:
ADR	American Depository Receipt
Banxico	Banco de Mexico
CBOT	Chicago Board of Trade

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

CDE	Montreal Exchange
CDI	Average One-Day Interbank Deposit
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
TIIE	The Interbank Equilibrium Interest Rate
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2017 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2017, the Fund had not issued any Class R Shares.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. Each discretionary Sub- Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests).

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of the schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, by the FVC, in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ending June 30, 2017.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•	Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2017, no such adjustments have been made.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2017, the Fund had $499,635,828 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules establish new definitions for money market fund classifications and certain money market funds are required to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

Level 3 securities are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2017, the total fair value of Level 3 investments was $29,547,862. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds, (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2017, the face value of open reverse repurchase agreements for the Fund was $230,344,008.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending. As of June 30, 2017, the market value of securities loaned by the Fund amounted to $16,355,433 and the Fund had received cash collateral of $16,984,762. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments. In addition, the value of the related collateral is shown separately as securities lending collateral payable. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933 or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2017.

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,339,500,150	$—	$2,206,083	$1,341,706,233
Preferred Stock	—	—	3,532,000	3,532,000
Asset-Backed Securities	—	258,085,727	—	258,085,727
Convertible Bonds	—	85,778,603	—	85,778,603
Bank Debt	—	17,633,600	1,538,646	19,172,246
Corporate Bonds & Notes	—	151,132,070	22,271,133	173,403,203
Sovereign Debt	—	300,174,814	—	300,174,814
Mortgage-Backed Securities	—	1,404,788,587	—	1,404,788,587
U.S. Government Sponsored Agency Securities	—	27,791,908	—	27,791,908
U.S. Treasury Obligations	—	86,365,105	—	86,365,105
Exchange-Traded Funds	79,257,442		—	79,257,442
Purchased Options	6,454,849	2,161,884	—	8,616,733
Short-Term Investment—Money Market Fund	499,635,828	—	—	499,635,828
Subtotal	$1,924,848,269	$2,333,912,298	$29,547,862	$4,288,308,429
Investments Valued at NAV				308,628,411
Total Investments in Securities				$4,596,936,840
Forward Foreign Currency Exchange Contracts	—	4,824,391	—	4,824,391
Futures Contracts	35,803,852	—	—	35,803,852
Centrally Cleared Credit Default Swaps	—	12,993,159	—	12,993,159
OTC Credit Default Swaps	—	804,043	—	804,043
OTC Total Return Swaps	—	17,687,956	—	17,687,956
Centrally Cleared Interest Rate Swaps	—	2,401,415	—	2,401,415
Total Assets	$1,960,652,121	$2,372,623,262	$29,547,862	$4,671,451,656

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,091,209,254	$81,083,780	$—	$1,172,293,034
Options Written	800,971	1,702,783	—	2,503,754
Reverse Repurchase Agreements	—	231,392,495	—	231,392,495
Securities Lending Collateral Payable	—	16,984,762	—	16,984,762
Forward Foreign Currency Exchange Contracts	—	8,284,604	—	8,284,604
Futures Contracts	40,631,461	—	—	40,631,461
Centrally Cleared Credit Default Swaps	—	8,599,639	—	8,599,639
OTC Cross Currency Swaps	—	77,846	—	77,846
OTC Credit Default Swaps	—	13,654,958	—	13,654,958
OTC Total Return Swaps	—	31,975,792	—	31,975,792
Centrally Cleared Interest Rate Swaps	—	2,202,477	—	2,202,477
Total Liabilities	$1,132,641,686	$395,959,136	$—	$1,528,600,822

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total
		Amount	Redemption Restriction Commencement Date	Amount	Redemption Restriction Term	Amount (2)

Equity (1)	N/A	—	N/A	$149,826,250	12 months	$158,802,161	$308,628,411

(1)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)	Investments are redeemable quarterly upon 30—45 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)	Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended June 30, 2017, there were no transfers from Level 1 to Level 2. As of June 30, 2017, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into Level 3 were primarily related to an update to the valuation methodology that is based on observable inputs.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2017 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Common Stock	Preferred Stock	Bank Debt	Corporate Bonds & Notes	Total
Balance as of March 31, 2017	$—	$—	$2,879,336	$—	$2,879,336
Transfers In	—	—	—	10,145,116	10,145,116
Transfers Out	—	—	(24,085)	—	(24,085)
Purchases	2,206,083	3,532,000	571,172	11,947,448	18,256,703
Sales	—	—	(1,257,123)	—	(1,257,123)
Amortization	—	—	153,870	247,829	401,699
Net realized gain	—	—	2,240	—	2,240
Net change in unrealized appreciation (depreciation)	—	—	(786,764)	(69,260)	(856,024)

Balance as of June 30, 2017	$2,206,083	$3,532,000	$1,538,646	$22,271,133	$29,547,862

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2017	$—	$—	$(785,263)	$—	$(785,263)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of June 30, 2017.

Assets	Fair Value at June 30, 2017	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Common Stock	$2,206,083	Weighted Average of Income Approach, Market Multiple Approach and Transaction Approach	Discount Rate and Price to Tangible Book Value	10% to 12%, 7.50x to 9x and Comparable Transactions
Preferred Stock	3,532,000	Weighted Average of Income Approach, Market Multiple Approach and Transaction Approach	Discount Rate and Price to Tangible Book Value	10% to 12%, 7.50x to 9x and Comparable Transactions
Bank Debt	1,538,646	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	22,271,133	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$29,547,862

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 23, 2017

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

August 23, 2017